Schwab Select Annuity®

A flexible premium deferred variable annuity contract

Issued by

First Great-West Life & Annuity Insurance Company

Overview

This Prospectus describes the Schwab Select Annuity—a flexible premium deferred variable annuity contract (the "Contract") which allows you to accumulate assets on a tax-deferred basis for retirement or other long-term purposes. This Contract is no longer issued to new purchasers. The Contract has not been offered for sale since April 30, 2007; however, you may make additional Contributions as permitted under your Contract. This Contract is issued by First Great-West Life & Annuity Insurance Company ("we, us or First GWL&A"). Further information regarding First GWL&A can be found in the "First Great-West Life & Annuity" section on page 11.

This Prospectus presents important information you should review before purchasing the Schwab Select Annuity, including a description of the material rights and obligations under the Contract. Please read this Prospectus carefully and keep it on file for future reference. You can find more detailed information pertaining to the Contract in the Statement of Additional Information (“SAI”) dated May 1, 2009 (as may be amended from time to time), and filed with the Securities and Exchange Commission ("SEC"). The SAI is incorporated by reference into this Prospectus as a matter of law, which means it is legally a part of this Prospectus. A listing of the contents of the SAI may be found on the last page of this Prospectus. You may obtain a copy without charge by contacting the Annuity Service Center at the above address or phone number. Or, you can obtain it by visiting the SEC's Internet web site (http:// www.sec.gov). This web site also contains material incorporated by reference and other information about us and other registrants that file electronically.

How to Invest

The minimum initial Contribution is:

•	$5,000, or
•	$1,000 if subsequent Contributions are made via Automatic Contribution Plan.

The minimum subsequent Contribution is:

•	$500 per Contribution, or
•	$100 per Contribution if made via Automatic Contribution Plan.

Allocating Your Money

When you contribute money to the Schwab Select Annuity, you can allocate it among the Sub-Accounts of the Variable Annuity-1 Series Account which invest in the following Portfolios:

•	AIM Mid Cap Core Equity Fund – Series I Shares*
•	AIM Small Cap Equity Fund – Series I Shares*
•	AIM V.I. International Growth Fund – Series I Shares
•	Alger American LargeCap Growth Portfolio – Class O Shares (formerly Alger American Growth Portfolio)
•	Alger American MidCap Growth Portfolio – Class O Shares
•	AllianceBernstein VPS International Value Portfolio – Class A Shares
•	AllianceBernstein VPS Small/Mid Cap Value Portfolio – Class A Shares
•	AllianceBernstein VPS International Growth Portfolio – Class A Shares
•	American Century VP Mid Cap Value Fund – Class II Shares*
•	American Century VP Balanced Fund – Class I Shares
•	American Century VP Value Fund – Class I Shares
•	Columbia VIT Marsico 21st Century Fund – Class B Shares*
•	Columbia VIT Small Cap Value Fund – Class B Shares*
•	Delaware VIP Growth Opportunities Series – Standard Class
•	Delaware VIP Small Cap Value Series – Standard Class
•	Dreyfus Variable Investment Fund Appreciation Portfolio – Initial Shares
•	DWS Blue Chip VIP – Class A Shares
•	DWS Capital Growth VIP – Class A Shares
•	DWS Dreman Small Mid Cap Value VIP – Class A Shares (formerly DWS Dreman Small Cap Value VIP)
•	DWS Health Care VIP – Class A SharesDWS Large Cap Value VIP – Class A Shares

•	DWS Large Cap Value VIP – Class A Shares
•	DWS Small Cap Index VIP – Class A Shares (formerly Scudder VIT Small Cap Index)
•	Federated Fund for U.S. Government Securities II
•	Franklin Small Cap Value Securities Fund – Class II
•	Janus Aspen Balanced Portfolio – Service Shares[1]
•	Janus Aspen Flexible Bond Portfolio – Service Shares[1]
•	Janus Aspen Growth and Income Portfolio – Service Shares[1]
•	Janus Aspen Overseas Portfolio – Service Shares (formerly Janus Aspen International Growth Portfolio)[1]
•	Lazard Retirement Emerging Markets Equity Portfolio – Service Class Shares*
•	LVIP Baron Growth Opportunities Fund – Service Class
•	MFS International Value Portfolio – Service Class Shares*
•	MFS Utilities Portfolio – Service Class
•	NVIT Mid Cap Index Portfolio – Class II (formerly GVIT Mid Cap Index Fund)
•	Oppenheimer Global Securities Fund/VA
•	PIMCO VIT High Yield Portfolio – Administrative Class Shares
•	PIMCO VIT Low Duration Portfolio – Administrative Class Shares (formerly PIMCO VIT Low Duration Bond Portfolio)
•	PIMCO VIT Total Return Portfolio – Administrative Class Shares
•	Pioneer Fund VCT Portfolio – Class I Shares
•	Pioneer Growth Opportunities VCT Portfolio – Class I Shares
•	Pioneer Mid Cap Value VCT Portfolio – Class II Shares
•	Prudential Series Fund Equity Portfolio – Class II
•	Royce Capital Fund Small-Cap – Service Class Shares*
•	Schwab MarketTrack Growth Portfolio IITM
•	Schwab Money Market PortfolioTM
•	Schwab S&P 500 Index Portfolio
•	Seligman Communication and Information Fund – Class 2 Shares*
•	Sentinel VP Small Company Fund*
•	Sentinel VP Common Stock Fund*
•	Sentinel VP Bond Fund*
•	Touchstone Mid Cap Growth – Class I Shares*
•	Universal Institutional Funds U.S. Real Estate Portfolio – Class I Shares
•	Van Eck Insurance Trust Worldwide Bond – Initial Class Shares*
•	Van Kampen LIT Comstock – Class I Shares
•	Van Kampen LIT Growth and Income – Class I Shares
•	Wells Fargo Advantage Opportunity Fund – Class VT Shares

*     New Portfolios available as of May 1, 2009.

1 As of May 1, 2007, Owners may only invest in the Service Class Sub-Accounts of Janus Portfolios. The Institutional Class Sub-Accounts were closed to new Contributions and incoming Transfers (including Automatic Custom Transfers) effective May 1, 2007. The Service Class has a Rule 12b-1 Plan (and higher expenses) and the Institutional Class does not.

Effective May 1, 2009, the Sub-Accounts investing in these Portfolios were closed to new contributions and incoming transfers (including Automatic Custom Transfers):

•	AllianceBernstein VPS Growth & Income Portfolio – Class A Shares
•	AllianceBernstein VPS Growth Portfolio – Class A Shares
•	Dreyfus Investment Portfolios MidCap Stock Portfolio – Initial Shares
•	DWS Dreman High Return Equity VIP – Class A Shares
•	DWS Growth & Income VIP – Class A Shares
•	Neuberger Berman AMT Regency Portfolio – Class S Shares

•	Third Avenue Value Portfolio – Variable Series Trust Shares

Effective May 1, 2008, the Sub-Account investing in these Portfolios were closed to new Contributions and incoming Transfers (including Automatic Custom Transfers):

•	AIM V.I. Technology Fund – Series I Shares
•	AllianceBernstein VPS Utility Income Portfolio – Class A Shares

Effective May 1, 2007, the Sub-Account investing in these Portfolios were closed to new Contributions and incoming Transfers (including Automatic Custom Transfers):

•	Janus Aspen Balanced Portfolio – Institutional Shares
•	Janus Aspen Flexible Bond Portfolio – Institutional Shares
•	Janus Aspen Growth and Income Portfolio – Institutional Shares
•	Janus Aspen Overseas Portfolio – Institutional Shares (formerly Janus Aspen International Growth Portfolio)

Effective May 1, 2006, the Sub-Account investing in these Portfolios were closed to new Contributions and incoming Transfers (including Automatic Custom Transfers):

•	AIM V.I. Core Equity Fund – Series I Shares
•	American Century VP International Fund – Original Class Shares
•	Dreyfus Variable Investment Fund Growth and Income Portfolio – Initial Shares
•	Janus Aspen Janus Portfolio – Institutional Shares (formerly Janus Aspen Series Large Cap Growth Portfolio)

Effective April 29, 2005, the Sub-Account investing in these Portfolios were closed to new Contributions and incoming Transfers (including Automatic Custom Transfers):

•	AIM V.I. High Yield Fund – Series I Shares
•	Dreyfus Variable Investment Fund Developing Leaders Portfolio – Initial Shares
•	Federated Clover Value Fund II – Primary Shares (formerly Federated American Leaders Fund II)
•	Federated Capital Income Fund II
•	Janus AspenWorldwide Portfolio – Institutional Shares (formerly Janus Aspen Worldwide Growth Portfolio)
•	Wells Fargo Advantage VT Small/Mid Cap Value Fund – Class VT Shares (formerly Wells Fargo Advantage Multi Cap Value Fund)

Until March 1, 2003, you were permitted to allocate some or all of the money you contribute to the Guarantee Period Fund. The Guarantee Period Fund allows you to select one or more Guarantee Periods that offer specific interest rates for a specific period. Effective March 1, 2003, you may no longer make Contributions or Transfers (including Automatic Custom Transfers) to the Guarantee Period Fund.

If you currently have amounts allocated to the Guarantee Period Fund, it may be subject to a Market Value Adjustment which may increase or decrease the amount Transferred or withdrawn from the value of a Guarantee Period if the Guarantee Period is broken prior to the Guarantee Period Maturity Date. A negative adjustment may result in an effective interest rate lower than the Contractual Guarantee of a Minimum Rate of Interest and the value of the Contribution(s) allocated to a Guarantee Period being less than the Contribution(s) made.

Sales and Surrender Charges

There are no sales, redemption, surrender or withdrawal charges under the Schwab Select Annuity.

Free Look Period

After you receive your Contract, you can look it over free of obligation for at least 10 days (up to 65 days for replacement policies), during which you may cancel your Contract.

Payout Options

The Schwab Select Annuity offers a variety of annuity payout and periodic withdrawal options. Depending on the option you select, income can be guaranteed for your lifetime, your spouse's and/or Beneficiaries’ lifetime or for a specified period of time.
The Contracts are not deposits of, or guaranteed or endorsed by any bank, nor are the Contracts federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. The Contracts involve certain investment risks, including possible loss of principal. See "Breaking a Guarantee Period" on page 26 and "Market Value Adjustment" on page 27.

For account information, please contact:

Annuity Service Center
P.O. Box 173921
Denver, Colorado 80217-3921

     888-560-5938

Table of Contents

Definitions	6
Variable Annuity Fee Tables	8
Example	9
Condensed Financial Information	10
Summary	10
How to contact the Annuity Service Center:	10
First Great-West Life & Annuity Insurance Company	11
The Series Account	11
The Portfolios	12
Meeting Investment Objectives	25
Where to Find More Information About the Portfolios	25
Addition, Deletion or Substitution	25
The Guarantee Period Fund	25
Investments of the Guarantee Period Fund	25
Subsequent Guarantee Periods	26
Breaking a Guarantee Period	26
Interest Rates	26
Market Value Adjustment	27
Application and Initial Contributions	27
Free Look Period	27
Subsequent Contributions	27
Annuity Account Value	28
Transfers	29
Market Timing and Excessive Trading	29
Automatic Custom Transfers	31
Withdrawals	32
Partial Withdrawals to Pay Investment Manager or Financial Advisor Fees	33
Tax Consequences of Withdrawals	33
Telephone and Internet Transactions	33
Death Benefit	33
Beneficiary	34
Distribution of Death Benefit	35
Contingent Annuitant	35
Charges and Deductions	35
Mortality and Expense Risk Charge	36
Contract Maintenance Charge	36
Transfer Fees	36
Expenses of the Portfolios	36
Premium Tax	36
Other Taxes	37
Payout Options	37
Periodic Withdrawals	37
Annuity Payouts	38
Seek Tax Advice	40
Federal Tax Matters	40
Taxation of Annuities	40
Individual Retirement Annuities	43
Assignments or Pledges	43
Distribution of the Contracts	43
Voting Rights	44
Rights Reserved by First GWL&A	44
Legal Proceedings	45
Legal Matters	45
Independent Registered Public Accounting Firm	45
Available Information	45
Table of Contents of the Statement of Additional Information	45
Appendix A – Condensed Financial Information	A-1
Appendix B—Market Value Adjustments	B-1
Appendix C—Net Investment Factor	C-1

Definitions

1035 Exchange—A provision of the Internal Revenue Code of 1986, as amended (the "Code"), that allows for the tax-free exchange of certain types of insurance contracts.

Accumulation Period—The time period between the Effective Date and the Annuity Commencement Date. During this period, you're contributing to the annuity.

Accumulation Unit—The unit of measure that we use to calculate the value of your interest in a Sub-Account.

Annuitant—The person named in the application upon whose life the payout of an annuity is based and who will receive annuity payouts. If a Contingent Annuitant is named, the Annuitant will be considered the primary Annuitant ("Primary Annuitant").

Annuity Account—An account established by us in your name that reflects all account activity under your Contract.

The Schwab Select Annuity Structure for a Contract issued prior to January 1, 2003 Your total Annuity Account may be made up of the Variable Account and the Fixed Account.	The Schwab Select Annuity Structure for a Contract issued on or after January 3, 2003 Your total Annuity Account may be made up of the Variable Account.

Annuity Account Value—The sum of all the investment options credited to your Annuity Account—less partial withdrawals, amounts applied to an annuity payout option, periodic withdrawals, charges deducted under the Contract, and Premium Tax, if any.

Annuity Commencement Date—The date annuity payouts begin.

Annuity Individual Retirement Account (or Annuity IRA)—An annuity contract used in a retirement savings program that is intended to satisfy the requirements of Section 408 of the Code.

Annuity Payout Period—The period beginning on the Annuity Commencement Date and continuing until all annuity payouts have been made under the Contract. During this period, the Annuitant receives payouts from the annuity.

Annuity Unit—An accounting measure we use to determine the amount of any variable annuity payout after the first annuity payout is made.

Automatic Contribution Plan—A feature which allows you to make automatic periodic Contributions. Contributions will be withdrawn from an account you specify and automatically credited to your Annuity Account.

Beneficiary—The person(s) designated to receive any Death Benefit under the terms of the Contract.

Contingent Annuitant—The person you may name in the application who becomes the Annuitant when the Primary Annuitant dies. The Contingent Annuitant must be designated before the death of the Primary Annuitant.

Contractual Guarantee of a Minimum Rate of Interest—This is the minimum rate of interest allowed by law and is applicable to the fixed options only. It is subject to change in accordance with changes in applicable law. The minimum interest rate is equal to an annual effective rate in effect at the time the Contribution is made. This rate will be reflected in written confirmation of the Contribution.

Contribution(s)—The amount of money you invest or deposit into your annuity prior to any Premium Tax or other deductions.

Death Benefit—The amount payable to the Beneficiary when the Owner or the Annuitant dies.

Distribution Period—The period starting with your Payout Commencement Date.

Effective Date—The date on which the first Contribution is credited to your Annuity Account.

Fixed Account Value—The value of the fixed investment option credited to you under the Annuity Account.

Guarantee Period—The number of years available in the Guarantee Period Fund during which we will credit a stated rate of interest. We may discontinue offering a period at any time for new Contributions. Amounts allocated to one or more Guarantee Periods may be subject to a Market Value Adjustment. Contract Owners with amounts invested in the Guarantee Period Fund will remain in the Fund until they choose to Transfer out, or the Guarantee Period Fund reaches maturity. At that time, the Fixed Account Value in the Guarantee Period Fund will be transferred into the Schwab Money Market Sub-Account.

Guarantee Period Fund—A fixed investment option which pays a stated rate of interest for a specified time period. As of March 1, 2003, Contract Owners may no longer allocate Contributions, or make Transfers, to the Guarantee Period Fund.

Guarantee Period Maturity Date—The last day of any Guarantee Period.

Market Value Adjustment (or MVA)—An amount added to or subtracted from certain transactions involving the Guarantee Period Fund to reflect the impact of changing interest rates.

Non-Qualified Annuity Contract—An annuity contract funded with money outside a tax qualified retirement plan.

Owner (Joint Owner) or You—The person(s) named in the application who is entitled to exercise all rights and privileges under the Contract, while the Annuitant is living. Joint Owners must be husband and wife as of the date the Contract is issued. The Annuitant will be the Owner unless otherwise indicated in the application. If a Contract is purchased in connection with an IRA, the Owner and the Annuitant must be the same individual and a Joint Owner is not allowed.

Payout Commencement Date—The date on which annuity payouts or periodic withdrawals begin under a payout option. The Payout Commencement Date must be at least one year after the Effective Date of the Contract. If you do not indicate a Payout Commencement Date on your application, annuity payouts will begin for a Contract issued prior to January 1, 2006 on the first day of the month of the Annuitant's 90th birthday and for a Contract issued on or after January 3, 2006 on the Annuitant's 90th birthday.

Portfolio—A registered management investment company, or portfolio thereof, in which the assets of the Annuity Account may be invested.

Premium Tax—A tax charged by a state or other governmental authority that might be assessed at the time you make a Contribution, make withdrawals, or when annuity payments begin. Currently, the Premium Tax rate in New York for annuities is 0%.

Proportional Withdrawals – A partial withdrawal made by you which reduces your Annuity Account Value measured as a percentage of each prior withdrawal against the current Annuity Account Value. A Proportional Withdrawal is determined by calculating the percentage the withdrawal represents of your Annuity Account Value at the time the withdrawal is made. For example, a partial withdrawal of 75% of the Annuity Account Value represents a Proportional Withdrawal of 75% of the total Contributions for purposes of calculating the Death Benefit for Contracts issued on or after April 30, 2004. See “Death Benefit” on page 33.

Request—Any written, telephoned, fax and/or computerized or Internet instruction in a form satisfactory to First GWL&A and Charles Schwab & Co., Inc. ("Schwab") received at the Annuity Service Center at First GWL&A (or other annuity service center subsequently named) from you, your designee (as specified in a form acceptable to First GWL&A and Schwab) or the Beneficiary (as applicable) as required by any provision of the Contract.

Series Account—Variable Annuity-1 Series Account, the segregated asset account of First GWL&A established under New York law and registered as a unit investment trust under the Investment Company Act of 1940, as amended (“1940 Act”).

Sub-Account—A division of the Series Account containing the shares of a Portfolio. There is a Sub-Account for each Portfolio. Sub-Account may be also referred to as “investment division” in the Prospectus, SAI, or Series Account financial statements.

Surrender Value—The value of your Annuity Account with any applicable Market Value Adjustment on the effective date of the surrender, less Premium Tax, if any.

Transaction Date—The date on which any Contribution, Transfer or other Request from you will be processed. Contributions and Requests received after the close of regular trading on the New York Stock Exchange (generally 4:00 p.m. ET) will be priced on the next business day. Requests will be processed and the Variable Account Value will be determined on each day that the New York Stock Exchange ("NYSE") is open for trading.

Transfer—Moving money from and among the Sub-Account(s), and from the Guarantee Period Fund.

Variable Account Value—The value of the Sub-Accounts credited to you under the Annuity Account.

FEE TABLE

The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the Contract. The first table describes the fees and expenses that you will pay at the time that you buy the Contract, surrender the Contract, or Transfer cash value between investment options. State Premium Taxes may also be deducted.

Contract Owner Transaction Expenses

Sales Load Imposed on Purchases (as a percentage of purchase payments):	None

Surrender Charge: (as a percentage of amount surrendered)	None

Maximum Transfer Charge:	$10*

*Applicable to each Transfer after the first 12 Transfers in each calendar year.

The next table describes the fees and expenses that you will pay periodically during the time that you own the Contract, not including Portfolio fees and expenses.

Annual Contract Maintenance Charge          $25*

*The contract maintenance charge is currently waived for Contracts with an Annuity Account Value of at least $50,000 on the applicable Contract anniversary date. If your Annuity Account Value falls below $50,000, the contract maintenance charge will be reinstated until the next applicable Contract anniversary date that your Annuity Account Value is equal to or greater than $50,000.

Series Account Annual Expenses
(as a percentage of average Annuity Account Value)

Morgality and Expense Risk Charge:	0.85%
Account Fees and Expenses:	None
Total Series Account Annual Expenses:	0.85%

The next item shows the minimum and maximum total operating expenses charged by the Portfolios that you may pay periodically during the time that you own the Contract. More detail concerning each Portfolio's fees and expenses is contained in the prospectus for each Portfolio.

Total Annual Portfolio Operating Expenses	Minimum	Maximum

(Expenses that are deducted from Portfolio assets, including management fees, distribution and/or service (12b-1) fees, and other expenses)	0.26%	1.4%*

* The expenses shown are based, in part, on estimated amounts for the current fiscal year, and do not reflect any fee waiver or expense reimbursement. The advisers and/or other service providers of certain Portfolios have agreed to reduce their fees and/or reimburse the Portfolios' expenses in order to keep the Portfolios' expenses below specified limits. The expenses of certain Portfolios are reduced by contractual fee reduction and expense reimbursement arrangements. Other Portfolios have voluntary fee reduction and/or expense reimbursement arrangements that may be terminated at any time. Each fee reduction and/or expense reimbursement arrangement is not reflected above, but is described in the relevant Portfolio's prospectus.

THE EXPENSES FOR THE PORTFOLIOS WERE PROVIDED BY THE PORTFOLIOS.  WE HAVE NOT INDEPENDENTLY VERIFIED THE ACCURACY OF THE INFORMATION.

EXAMPLE

This example is intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. These costs include Contract Owner transaction expenses, Contract fees, Series Account annual expenses, and Portfolio fees and expenses.

This example assumes that you invest $10,000 in the Contract for the time periods indicated. The example also assumes that your investment has a 5% return each year and assumes the maximum fees and expenses of any of the Portfolios. In addition, this example assumes no Transfers were made and no Premium Taxes were deducted. If these arrangements were considered, the expenses shown would be higher. This example also does not take into consideration any fee waiver or expense reimbursement arrangements of the Portfolios. If these arrangements were taken into consideration, the expenses shown would be lower.

Although your actual costs may be higher or lower, based on these assumptions, your costs if you retain your Contract, annuitize your Contract or if you surrender your Contract at the end of the applicable time period would be:

1 year	3 years	5 years	10 years
$235	$759	$1,364	$3,295

The example does not show the effect of Premium Taxes. Premium Taxes, if any, are deducted from Annuity Account Value upon full surrender, death or annuitization. See “Charges and Deductions - Premium Tax” on page 36. The example also does not include any of the taxes or penalties you may be required to pay if you surrender your Contract.

The Variable Annuity Fee Tables and example should not be considered a representation of past or future expenses and charges of the Sub-Accounts. Your actual expenses may be greater or less than those shown. Similarly, the 5% annual rate of return assumed in the example is not an estimate or a guarantee of future investment performance. See “Charges and Deductions” on page 35 of this Prospectus. Owners who purchase the Contract may be eligible to apply the contract value to the total amount of their household assets maintained at Schwab. If the total amount of their household assets at Schwab meets certain predetermined breakpoints, they may be eligible for certain fee reductions or other related benefits offered by Schwab. All terms and conditions regarding the fees and account types eligible for such consideration are determined by Schwab. Charges and expenses of the Contract described in this Prospectus are NOT subject to reduction or waiver by Schwab. Please consult a Charles Schwab representative for more information.

Condensed Financial Information

Attached as Appendix A is a table showing selected information concerning Accumulation Units for each Sub-Account for each calendar year since inception. The Accumulation Unit values do not reflect the deduction of certain charges that are subtracted from your Annuity Account Value, such as the contract maintenance charge. The information in the table is derived from various financial statements of the Series Account, which have been audited by Deloitte & Touche LLP, an independent registered public accounting firm. To obtain a more complete picture of each Sub-Account's finances and performance, you should also review the Series Account's financial statements, which are contained in the SAI.

Summary

The Schwab Select Annuity allows you to accumulate assets on a tax-deferred basis by investing in a variety of variable investment options and, until March 1, 2003, a fixed investment option (the Guarantee Period Fund). The performance of your Annuity Account will vary with the investment performance of the Portfolios corresponding to the Sub-Accounts you select. You bear the entire investment risk for all amounts invested in them. Depending on the performance of the Sub-Accounts you select, your Variable Account Value could be less than the total amount of your Contributions.

Further, if you have previously directed Contribution(s) or Transfers to the Guarantee Period Fund, they may be subject to a Market Value Adjustment which may increase or decrease the amount Transferred or withdrawn from the value of a Guarantee Period if the Guarantee Period is broken prior to the Guarantee Period Maturity Date. A negative adjustment may result in an effective interest rate lower than the Contractual Guarantee of a Minimum Rate of Interest, and the value of the Contribution(s) allocated to a Guarantee Period being less than the Contribution(s) made.

Only prior to January 1, 2006, could the Schwab Select Annuity be purchased on a non-qualified basis or purchased and used in connection with an IRA. You can also purchase it through a 1035 Exchange from another insurance contract. Tax deferral under IRAs arises under the Code. Tax deferral under non-qualified Contracts arises under the Contract.

How to contact the Annuity Service Center:

P.O. Box 173921
Denver, CO 80217-3921

1-888-560-5938

Your initial Contribution was required to be at least $5,000 or $1,000 if you are setting up an Automatic Contribution Plan. Subsequent Contributions must be either $500 or $100 if made through an Automatic Contribution Plan.

The money you contribute to the Contract will be invested at your direction, except during your “free look period.” The duration of your free look period depends on your state law and is generally ten days after you receive your Contract. During this period, amounts specified for allocation to the various Sub-Accounts will be allocated to the Schwab Money Market Sub-Account. Free look allocations are described in more detail on page 27 of this Prospectus.

Prior to the Payout Commencement Date, you can withdraw all or a part of your Annuity Account Value. There are no surrender or withdrawal charges. Certain withdrawals may be subject to federal income tax as well as a federal penalty tax.

When you're ready to start taking money out of your Contract, you can select from the variable annuity payouts or the periodic withdrawal, and for a Contract issued prior to January 1, 2006 with Fixed Account Value, you can select fixed annuity payouts.

If the Annuitant dies before the Annuity Commencement Date, we will pay the Death Benefit to the Beneficiary you select. If the Owner dies before the entire value of the Contract is distributed, the remaining value will be distributed according to the rules outlined in the “Death Benefit” section on page 33.

For accounts under $50,000, we deduct a $25 annual contract maintenance charge from the Annuity Account Value on each Contract anniversary date. There is no annual contract maintenance charge for accounts of $50,000 or more as of the applicable Contract anniversary date. We also deduct a mortality and expense risk charge from your Sub-Accounts at the end of each daily valuation period equal to an effective annual rate of 0.85% of the value of the net assets in your Sub-Accounts. Each Portfolio assesses a charge for management fees and other expenses.

You may cancel your Contract during the free look period by sending it to the Annuity Service Center at First GWL&A. If you are replacing an existing insurance contract with the Contract, the free look period may be extended based on your state of residence. Free look allocations are described in more detail on page 27 of this Prospectus.

This summary highlights some of the more significant aspects of the Schwab Select Annuity. You'll find more detailed information about these topics throughout the Prospectus and in your Contract. Please keep them both for future reference.

First Great-West Life & Annuity Insurance Company

First GWL&A (formerly known as Canada Life Insurance Company of New York (“CLNY”)) is a stock life insurance company incorporated under the laws of the State of New York on June 7, 1971. First GWL&A operates in two business segments: (1) employee benefits (life, health, and 401(k) products for group clients); and (2) financial services (savings products for both public and non-profit employers and individuals, and life insurance products for individuals and businesses). We are licensed to do business in New York. First GWL&A's Home Office is located at 50 Main Street, White Plains, New York 10606.
First GWL&A is a wholly-owned subsidiary of Great-West Life & Annuity Insurance Company (“GWL&A”), a life insurance company domiciled in Colorado. GWL&A is a wholly-owned subsidiary of GWL&A Financial Inc. (“GWL&A Financial”), a Delaware holding company. GWL&A Financial is an indirect wholly-owned subsidiary of Great-West Lifeco, Inc. (“Lifeco”), a Canadian holding company. Lifeco is a subsidiary of Power Financial Corporation (“Power Financial”), a Canadian holding company with substantial interests in the financial services industry. Power Financial Corporation is a subsidiary of Power Corporation of Canada (“Power Corporation”), a Canadian holding and management company. Mr. Paul Desmarais, through a group of private holding companies that he controls, has voting control of Power Corporation.

Effective December 31, 2005, First Great-West Life & Annuity Insurance Company, a stock life insurance company incorporated under the laws of the State of New York on April 9, 1996, was merged with and into CLNY. Upon the merger, CLNY became the surviving entity under New York corporate law and was renamed to First Great-West Life & Annuity Insurance Company. As the surviving corporation in the merger, CLNY assumed legal ownership of all of the assets of the First GWL&A, including the Series Account, and it became directly liable for the First GWLA’s liabilities and obligations, including those with respect to the Contract supported by the Series Account.

The Series Account

The Series Account is registered with the SEC under the 1940 Act, as a unit investment trust. Registration under the 1940 Act does not involve supervision by the SEC of the management or investment practices or policies of the Series Account.

The Variable Annuity-1 Series Account was established in accordance with New York laws on January 15, 1997. Upon the merger, the Series Account was transferred intact, and will continue to maintain its separate account status as a unit investment trust under the 1940 Act and as a separate account under applicable state insurance law.

We own the assets of the Series Account. The income, gains or losses, realized or unrealized, from assets allocated to the Series Account are credited to or charged against the Series Account without regard to our other income gains or losses.

We will at all times maintain assets in the Series Account with a total market value at least equal to the reserves and other liabilities relating to the variable benefits under all Contracts participating in the Series Account. These assets may not be charged with our liabilities from our other business. Our obligations under the Contracts are, however, our general corporate obligations.

In calculating our corporate income tax liability, we derive certain corporate income tax benefits associated with the investment of company assets, including Series Account assets that are treated as company assets under applicable income tax law. These benefits, which reduce our overall corporate income tax liability may include dividends received deductions and foreign tax credits which can be material. We do not pass these benefits through to the Series Account or our other separate accounts, principally because: (i) the great bulk of the benefits results from the dividends received deduction, which involves no reduction in the dollar amount of dividends that the Series Account receives; and (ii) under applicable income tax law, Owners are not the owners of the assets generating the benefits.

The Series Account is divided into 79 Sub-Accounts, 56 of which are currently available under the Contract and 23 of which are no longer available for new Contributions or incoming Transfers. Each Sub-Account invests exclusively in shares of a corresponding investment Portfolio of a registered investment company (commonly known as a mutual fund). We may in the future add new, or delete existing, Sub-Accounts. The income, gains or losses, realized or unrealized, from assets allocated to each Sub-Account are credited to, or charged against, that Sub-Account without regard to the other income, gains or losses of the other Sub-Accounts. All amounts allocated to a Sub-Account will be fully invested in Portfolio shares.

We hold the assets of the Series Account. We keep those assets physically segregated and held separate and apart from our general account assets. We maintain records of all purchases and redemptions of shares of the Portfolios.

The Portfolios

The Contract offers a number of Portfolios, corresponding to the Sub-Accounts. Each Sub-Account invests in a single Portfolio. Each Portfolio is a separate mutual fund registered under the 1940 Act. More comprehensive information, including a discussion of potential risks, is found in the current prospectuses for the Portfolios (the "Portfolio Prospectuses"). The Portfolio Prospectuses should be read in connection with this Prospectus. You may obtain a copy of the Portfolio Prospectuses without charge by Request.
Each Portfolio:

•	holds its assets separate from the assets of the other Portfolios,
•	has its own distinct investment objective and policy, and
•	operates as a separate investment fund.

The income, gains and losses of one Portfolio generally have no effect on the investment performance of any other Portfolio.
The Portfolios are not available to the general public directly. The Portfolios are only available as investment options in variable annuity contracts or variable life insurance policies issued by life insurance companies or, in some cases, through participation in certain qualified pension or retirement plans.
Some of the Portfolios have been established by investment advisers which manage publicly available mutual funds having similar names and investment objectives. While some of the Portfolios may be similar to, and may in fact be modeled after publicly available mutual funds, you should understand that the Portfolios are not otherwise directly related to any publicly available mutual fund. Consequently, the investment performance of publicly available mutual funds and any corresponding Portfolios may differ. The investment objectives of the Portfolios are briefly described below:

AIM Variable Insurance Funds—advised by Invesco Aim Advisors, Inc., Houston, Texas, and sub-advised by advisory entities affiliated with Invesco Aim Advisors, Inc.

AIM V.I. Mid Cap Core Equity Fund - Series I Shares seeks long-term growth of capital.  The Portfolio seeks to meet its objective by investing, normally, at least 80% of its assets in equity securities, including convertible securities, of mid-capitalization companies. In complying with this 80% investment requirement, the Portfolio’s investments may include synthetic and derivative instruments. Synthetic and derivative instruments are investments that have economic characteristics similar to the Portfolio’s direct investments. Synthetic and derivative instruments that the Portfolio may invest in may include warrants, futures, options, exchange-traded funds and American Depositary Receipts. Synthetic and derivative instruments may have the effect of leveraging the Portfolio’s portfolio.  The Portfolio may invest up to 25% of its total assets in foreign securities. The Portfolio may also invest up to 20% of its assets in equity securities of companies that have market capitalizations, at the time of purchase, in other market capitalization ranges. The Portfolio may invest up to 20% of its assets in investment-grade debt securities, U.S. government securities, and high-quality money market instruments, including shares of affiliated money market funds.

AIM V.I. Small Cap Equity Fund - Series I Shares seeks long-term growth of capital. The Portfolio seeks to meet its objective by investing, normally, at least 80% of its assets in equity securities, including convertible securities, of small-capitalization companies. In complying with this 80% investment requirement, the Portfolio’s investments may include synthetic instruments.  Synthetic instruments are investments that have economic characteristics similar to the Portfolio’s direct investments, and may include warrants, futures, options, exchange-traded funds and American Depositary Receipts.

AIM V.I. Core Equity Fund - Series I Shares The Portfolio’s investment objective is growth of capital. The Portfolio normally invests at least 80% of its assets in equity securities including convertible securities, of established companies that have long-term above-average growth in earnings, and growth companies that the Portfolio managers believe have the potential for above-average growth in earnings. The Portfolio managers consider whether to sell a particular security when they believe the security no longer has potential. In complying with this 80% investment requirement, the Portfolio’s investments may include synthetic instruments which have economic characteristics similar to the Portfolio’s direct investments, and may include warrants, futures, options, exchange-traded funds and American Depository Receipts. The Portfolio may also invest up to 25% of its total assets in foreign securities. Any percentage limitations with respect to assets of the Portfolio are applied at the time of purchase.
Effective May 1, 2006, the Sub-Account investing in this Portfolio was closed to new Contributions and incoming Transfers (including Automatic Custom Transfers).

AIM V.I. High Yield Fund - Series I Shares seeks to achieve a high level of current income. The Portfolio seeks to meet its objective by investing, normally, at least 80% of its net assets, plus the amount of borrowings for investments purposes, in debt securities that are determined to be below investment grade quality because they are rated BB/Ba or lower by Standard & Poor’s

 Ratings Services, Moody’s Investors Service, Inc., or any other nationally recognized statistical rating organization (NRSRO), or are determined by the portfolio managers to be of comparable quality to such rated securities. These types of securities are commonly known as ‘‘junk bonds.’’ The Portfolio will principally invest in junk bonds rated B or above by an NRSRO or deemed to be of comparable quality by the portfolio managers. The Portfolio may invest up to 25% of its total assets in foreign securities. The Portfolio may also invest in securities, whether or not considered foreign securities, which carry foreign credit exposure. The Portfolio may invest up to 15% of its total assets in securities of companies located in developing countries. The Portfolio’s investments in the types of securities described in its prospectus vary from time to time, and at any time, the Portfolio may not be invested in all types of securities described in its prospectus. Any percentage limitations with respect to assets of the Portfolio are applied at the time of purchase.

Effective April 29, 2005, the Sub-Account investing in this Portfolio was closed to new Contributions and incoming Transfers (including Automatic Contributions)

AIM V.I. International Growth Fund - Series I Shares The Portfolio’s investment objective is long-term growth of capital. The Portfolio seeks to meet its objective by investing in a diversified portfolio of international equity securities. The Portfolio focuses its investments in marketable equity securities of foreign companies that are listed on a recognized foreign or U.S. securities exchange or traded in a foreign or U.S. over-the-counter market. The Portfolio will normally invest in securities of companies in the developed countries of Western Europe and the Pacific Basin. The Portfolio may invest no more than 20% of its total assets in companies located in developing countries, i.e., those that are in the initial stages of their industrial cycles.

AIM V.I. Technology Fund - Series I Shares investment objective is capital growth. The Portfolio seeks to meet its objective by investing, normally, at least 80% of its assets in equity securities of issuers engaged primarily in technology-related industries. The Portfolio considers a company to be doing business in technology-related industries if it meets at least one of the following tests: (1) at least 50% of its gross income or its net sales come from activities in technology-related industries; (2) at least 50% of its assets are devoted to producing revenues in technology-related industries; or (3) based on other available information, the portfolio manager determines that its primary business is within technology-related industries. The principal type of equity securities purchased by the Portfolio is common stocks. Companies in technology-related industries include, but are not limited to, those involved in the design, manufacture, distribution, licensing, or provision of various applied technologies, hardware, software, semiconductors, telecommunications equipment, as well as services and service-related companies in information technology
Effective May 1, 2008, the Sub-Account investing in this Portfolio was closed to new Contributions and incoming Transfers (including Automatic Custom Transfers).

The Alger American Fund—advised by Fred Alger Management, Inc. of New York, New York.

Alger American LargeCap Growth Portfolio - Class O Shares seeks long-term capital appreciation. The Fund focuses on growing companies that generally have broad product lines, markets, financial resources, and depth of management. Under normal circumstances, the Portfolio invests at least 80% of its net assets in equity securities of companies that, at the time of purchase of the securities, have a market capitalization Equal to or greater than the market capitalization of companies included in the Russell 1000 Growth Index, updated quarterly as reported as of the most recent quarter-end. This index is designed to track performance of large-capitalization growth stocks.

While the foregoing broad policy still applies, the Board of Trustees of the Portfolio has approved further narrowing the Portfolio’s investment focus within this range. Under normal circumstances, the Portfolio invests at least 75% of its net assets in equity securities of companies that, at the time of purchase of the securities, have a market capitalization greater than $10 billion. The Portfolio will no longer purchase securities of companies that, at the time of purchase of the securities, have a market capitalization less than $4 billion. Additionally, the Portfolio will generally limit its investments to between 70 – 100 holdings.

Alger American MidCap Growth Portfolio - Class O Shares seeks long-term capital appreciation. It focuses on midsized companies with promising growth potential. Under normal circumstances, the Portfolio invests at least 80% of its net assets in the equity securities of companies that, at the time of purchase of the securities, have a market capitalization within the range of companies in the Russell MidCap Growth Index or the S&P MidCap 400 Index, as reported by the indexes as of the most recent quarter-end. Both indexes are designed to track performance of medium-capitalization stocks.

AllianceBernstein Variable Products Series Fund, Inc.—advised by AllianceBernstein, L.P., New York, New York.

AllianceBernstein VPS Growth & Income Portfolio - Class A Shares seeks to provide long-term growth of capital. The Portfolio invests primarily in the equity securities of U.S. companies that AllianceBernstein believes are undervalued. AllianceBernstein believes that, over time, a company’s stock price will come to reflect its intrinsic economic value. AllianceBernstein uses a disciplined investment process to evaluate the companies in its extensive research universe and to identify the stocks of companies that offer the best combination of value and potential for price appreciation. The Portfolio may invest in companies of any size and in any industry. The Portfolio also invests in the high-quality securities of non-U.S. issuers.

Effective May 1, 2009, the Sub-Account investing in this Portfolio was closed to new Contributions and incoming Transfers (including Automatic Custom Transfers).

AllianceBernstein VPS Growth Portfolio - Class A Shares seeks to provide long-term growth of capital. The Portfolio invests primarily in equity securities of companies with favorable earnings outlooks and whose long-term growth rates are expected to exceed market expectations over time. The Portfolio emphasizes investments in large- and mid-cap companies. The Portfolio has the flexibility to invest across the capitalization spectrum reflecting the Advisor’s internal research.

Effective May 1, 2009, the Sub-Account investing in this Portfolio was closed to new Contributions and incoming Transfers (including Automatic Custom Transfers).

AllianceBernstein VPS International Value Portfolio - Class A Shares seeks long-term growth of capital. The Portfolio will invest primarily in a diversified portfolio of equity securities of established companies selected from more than 40 industries and more than 40 developed and emerging-market countries. The Portfolio normally invests in companies in at least three countries other than the United States. These countries currently include the developed nations in Europe and the Far East, Canada, Australia and emerging-market countries worldwide. The Portfolio invests in companies that are determined by the Advisor’s Bernstein unit to be undervalued, using a fundamental value approach. In selecting securities for the portfolio, Bernstein uses its fundamental and quantitative research to identify companies whose long-term earnings power is not reflected in the current market price of their securities..

AllianceBernstein VPS Small/Mid Cap Value Portfolio - Class A Shares seeks long-term growth of capital. The Portfolio invests primarily in a diversified portfolio of equity securities of small-to mid-cap U.S. companies, generally representing 60-125 companies. Under normal circumstances, the Portfolio will invest at least 80% of its net assets in these types of securities. The Portfolio invests in companies that are determined by AllianceBernstein to be undervalued, using its Bernstein unit’s fundamental value approach. In selecting securities for the portfolio, Bernstein uses its fundamental research to identify companies whose long-term earnings power is not reflected in the current market prices of their securities.

AllianceBernstein VPS Utility Income Portfolio - Class A Shares seeks current income and long-term growth of capital by investing primarily in equity and fixed-income securities of companies in the utilities industry. The Portfolio invests primarily in income-producing securities. Under normal circumstances, the Portfolio invests at least 80% of its net assets in securities of companies in the utilities industry. The Portfolio invests in securities of utility companies in the electric, telecommunications, gas, and water utility industries. The Portfolio may invest in both U.S. and non-U.S. utility companies, although the Portfolio will limit its investments in issuers in any one non-U.S. country to no more than 15% of its total assets. The Portfolio invests at least 65% of its net assets in income-producing securities, but there is otherwise no limit on the allocation of the Portfolio’s investments between equity securities and fixed-income securities. The portfolio may maintain up to 35% of its net assets in lower-rated securities.

Effective May 1, 2008, the Sub-Account investing in this Portfolio was closed to new Contributions and incoming Transfers (including Automatic Custom Transfers).

AllianceBernstein VPS International Growth Portfolio - Class A Shares seeks long-term growth of capital. The Portfolio invests primarily in an international portfolio of equity securities of companies located in both developed and emerging countries. The Portfolio consists of approximately 100-130 stocks. The Portfolio invests, under normal circumstances, in the equity securities of companies based in at least three countries (and normally substantially more) other than the United States. The Portfolio’s investments include investments in securities of companies that are established as a result of privatizations of state enterprises.

American Century Variable Portfolios, Inc.—advised by American Century® Investment Management, Inc. of Kansas City, Missouri, advisers to the American Century family of mutual funds.

American Century VP Balanced Fund - Class I Shares seeks long-term capital growth and current income by investing 60% of its assets in equity securities and the remainder in bonds and other fixed-income securities.

American Century VP International Fund - Class I Shares seeks long-term capital growth by investing primarily in equity securities of foreign companies located in at least three developed countries (excluding the Untied States). American Century Global Investment Management, Inc. is the adviser for the Portfolio.

Effective May 1, 2006, the Sub-Account investing in this Portfolio was closed to new Contributions and incoming Transfers (including Automatic Custom Transfers).

American Century VP Value Fund - Class I Shares seeks long-term capital growth. Income is a secondary objective. The Portfolio managers look for companies whose stock price is less than they believe the company is worth. The managers attempt to purchase stock of these undervalued companies and hold them until their stock price has increased to, or is higher than, a level the managers believe more accurately reflects the fair value of the company.

American Century VP Mid Cap Value - Class II Shares seeks long-term capital growth by selecting companies whose stock price may not reflect the companies’ value. The managers hold these undervalued companies until the stock price has increased to, or is higher than, a level the managers believe more accurately reflects fair value. Income is a secondary objective.

Columbia Funds Variable Insurance Trust I—advised by Columbia Management Advisors, LLC of Boston, Massachusetts.

Columbia VIT Marsico 21st Century Fund - Class B Shares seeks long term growth of capital. The Portfolio invests primarily in equity securities of companies of any capitalization size and generally will hold a core position of between 35 and 50 common stocks. The number of securities held by the Portfolio may occasionally exceed this range at times such as when the Advisor is accumulating new positions, phasing out and replacing existing positions, or responding to exceptional market conditions. The Portfolio may invest without limit in foreign securities, including in emerging markets securities. The Portfolio also may invest in foreign currency exchange contracts to convert foreign currencies to and from the U.S. dollar, and to hedge against changes in foreign currency exchange rates.

Columbia VIT Small Cap Value Fund - Class B Shares seeks long term capital appreciation. Under normal circumstances, the Portfolio invests at least 80% of net assets in equity securities of companies that have market capitalizations in the range of the companies in the Russell 2000®Value Index at the time of purchase (between $29 million and $3.1 billion as of September 30, 2008), that the Advisor believes are undervalued. The Portfolio may invest up to 20% of total assets in foreign securities.

Delaware VIP Trust—advised by Delaware Management Company, Philadelphia, Pennsylvania, a series of Delaware Management Business Trust, which is an indirect wholly owned subsidiary of Delaware Management Holdings, Inc.

Delaware VIP Growth Opportunities Series - Standard Class seeks long-term capital appreciation by investing primarily in common stocks of medium-sized companies. The Portfolio's investment advisors consider medium-sized companies to be those companies whose market capitalizations fall within the range represented in the Russell Midcap Growth Index at the time of the Portfolio’s investment. The Portfolio may also invest in securities that are convertible into common stocks. In selecting stocks for the Portfolio, the investment advisors typically look for companies that have established themselves within their industry, but still have growth potential.

Delaware VIP Small Cap Value Series - Standard Class seeks capital appreciation by investing, under normal circumstances, at least 80% of the Portfolio’s net assets will be in investments of small-capitalization companies. For the purposes of this Portfolio, small-capitalization companies are companies with a market capitalization generally less than 3.5 times the dollar-weighted, median market capitalization of the Russell 2000 Index at the time of purchase. Among other factors, the financial strength of a company, its management, the prospects for its industry, and any anticipated changes within the company which might suggest a more favorable outlook going forward are investment considerations for the Portfolio.

Dreyfus Investment Portfolios—advised by The Dreyfus Corporation of New York, New York.

Dreyfus Investment Portfolios MidCap Stock Portfolio - Initial Shares seeks investment returns that are greater than the total return performance of publicly traded common stocks of medium-size domestic companies in the aggregate, as represented by the Standard & Poor's MidCap 400® Index. To pursue this goal, the Portfolio normally invests at least 80% of its assets in stocks of mid-size companies. The Portfolio invests in growth and value stocks, which are chosen through a disciplined investment process that combines computer modeling techniques, fundamental analysis and risk management. Consistency of returns compared to the S&P 400, the portfolio’s benchmark, is a primary goal of the investment process. The portfolio’s stock investments may include common stocks, preferred stocks, convertible securities and depositary receipts. The portfolio managers will select stocks through a “bottom-up,” structured approach that seeks to identify undervalued securities using a quantitative screening process. The process is driven by a proprietary quantitative model which measures more than 40 characteristics of stocks to identify and rank stocks based on: fundamental momentum; relative value; future value; long-term growth; and additional factors. Next, the portfolio managers focus on stock selection, as opposed to making proactive decisions as to industry or sector exposure, to construct the portfolio. The portfolio managers seek to maintain a portfolio that has exposure to industries and market capitalizations that are generally similar to the S&P 400.

Effective May 1, 2009, the Sub-Account investing in this Portfolio was closed to new Contributions and incoming Transfers (including Automatic Custom Transfers).

Dreyfus Variable Investment Fund—advised by The Dreyfus Corporation of New York, New York.

Dreyfus Variable Investment Fund Appreciation Portfolio - Initial Shares seeks long-term capital growth consistent with the preservation of capital. Its secondary goal is current income. To pursue these goals, the Portfolio normally invests at least 80% of its assets in common stocks. The Portfolio focuses on “blue-chip” companies with total market capitalizations of more than $5 billion at the time of purchase, including multinational companies. Fayez Sarofim & Co. is the sub-advisor to this Portfolio and, as such, provides day-to-day management. These established companies have demonstrated sustained patterns of profitability, strong balance sheets, an expanding global presence and the potential to achieve predictable, above-average earnings growth. In choosing stocks, the Portfolio first identifies economic sectors it believes will expand over the next three to five years or longer. Using fundamental analysis, the Portfolio then seeks companies within these sectors that have proven track records and dominant positions in their industries. The Portfolio also may invest in companies which it considers undervalued in terms of earnings, assets or growth prospects. (The Sub-Investment Adviser is Fayez Sarofim & Co.)

Dreyfus Variable Investment Fund Developing Leaders Portfolio - Initial Shares seeks capital growth. To pursue this goal, the Portfolio normally invests at least 80% of its assets in the stocks of companies Dreyfus believes to be developing leaders: companies characterized by new or innovative products, services, or processes having the potential to enhance earnings or revenue growth. Based on current market conditions, the Portfolio primarily invests in small companies with total market capitalizations of less than $2 billion at the time of purchase. Because the Portfolio may continue to hold a security whose market capitalization grows, a substantial portion of the Portfolio’s holdings can have market capitalizations in excess of $2 billion at any given time. The Portfolio’s investments may include common stocks, preferred stocks and convertible securities. The portfolio managers will select stocks through a “bottom-up” approach that seeks to identify undervalued securities using a quantitative screening process. This process is driven by a proprietary quantitative model which measures more than 40 stock characteristics to identify and rank stocks based on: fundamental momentum; relative value; future value; long-term growth; and additional factors. Next, through a “bottom-up” approach, the portfolio managers will focus on stock selection as opposed to making proactive decisions about industry or sector exposure. The portfolio managers will attempt to construct a portfolio that has exposure to industries and market capitalizations that is generally similar to the Portfolio’s benchmark.

Effective April 29, 2005, the Sub-Account investing in this Portfolio was closed to new Contributions and incoming Transfers (including Automatic Custom Transfers).

Dreyfus Variable Investment Fund Growth and Income Portfolio - Initial Shares seeks long-term capital growth, current income and growth of income consistent with reasonable investment risk. To pursue its goal, the Portfolio normally invests primarily in stocks of domestic and foreign issuers. The Portfolio’s stock investments may include common stocks, preferred stocks, convertible securities and American Depositary Receipts. The portfolio managers create a broadly diversified portfolio for the Portfolio that includes a blend of growth and dividend paying stocks. In choosing securities, the portfolio managers use a “growth style” of investing as well as focusing on dividend paying stocks and other investments and investment techniques that provide income. The Portfolio’s investment process is designed to provide investors with investment exposure to sector weightings and risk characteristics similar to those of the Standard & Poor’s® 500 Composite Stock Price Index (S&P 500 Index). The portfolio managers choose stocks through a disciplined investment process that combines computer modeling techniques, bottom-up fundamental analysis and risk management. In selecting securities, the portfolio managers seek companies that possess some or all of the following characteristics: growth of earnings potential; operating margin improvement; revenue growth prospects; business improvement; good business fundamentals; dividend yield consistent with the Portfolio’s strategy pertaining to income; value, or how a stock is priced relative to its perceived intrinsic worth; and healthy financial profile, which measures the financial wellbeing of the company. The portfolio managers monitor the stocks in the Portfolio, and consider selling a security if the company’s business momentum deteriorates or valuation becomes excessive. The portfolio managers also may sell a security if an event occurs that contradicts the portfolio managers’ rationale for owning it, such as deterioration in the company’s financial fundamentals. In addition, the portfolio managers may sell a security if better investment opportunities emerge elsewhere, or if the portfolio managers change the portfolio’s industry or sector weightings.

Effective May 1, 2006, the Sub-Account investing in this Portfolio was closed to new Contributions and incoming Transfers (including Automatic Custom Transfers).

DWS Variable Series I—advised by Deutsche Investment Management Americas, Inc. of New York, New York.

DWS Capital Growth VIP - Class A Shares seeks to provide long-term growth of capital. The Portfolio normally invests at least 65% of total assets in equities, mainly common stocks of US companies. Although the Portfolio can invest in companies of any size, it intends to invest primarily in companies whose market capitalizations are similar in size to the companies in the Standard & Poor’s 500® Composite Stock Price Index (the “S&P 500 Index”) or the Russell 1000® Growth Index (as of December 31, 2008, the S&P 500 Index and the Russell 1000® Growth Index had median market capitalizations of $6.4 billion and $3.3 billion, respectively). The Portfolio may also invest in other types of equity securities, such as preferred stocks or convertible securities. In choosing stocks, the portfolio managers begin by utilizing a proprietary quantitative model to rank stocks based on a number of factors including valuation and profitability. The portfolio managers also apply fundamental techniques to identify companies that display above-average earnings growth compared to other companies and that have strong product lines, effective management and leadership positions within core markets. The factors considered and models used by the portfolio managers may change over time. The portfolio managers will normally sell a stock when they believe its potential risks have increased, its price is unlikely to go higher, its fundamental factors have changed, other investments offer better opportunities or in the course of adjusting the portfolio’s emphasis on a given industry.

DWS Growth & Income VIP - Class A Shares seeks long-term growth of capital, current income and growth of income. The Portfolio invests at least 65% of its total assets in equities, mainly common stocks. Although the Portfolio can invest in companies of any size and from any country, it invests primarily in large U.S. companies. The managers may favor securities from different industries and companies at different times.

Effective May 1, 2009, the Sub-Account investing in this Portfolio was closed to new Contributions and incoming Transfers (including Automatic Custom Transfers).

DWS Health Care VIP - Class A Shares under normal circumstances, the Portfolio seeks long-term growth of capital by investing at least 80% of total assets, plus the amount of any borrowings for investment purposes, in common stocks of companies in the health care sector.

DWS Variable Series II—advised by Deutsche Investment Management Americas, Inc. of New York, New York.

DWS Blue Chip VIP - Class A Shares seeks growth of capital and of income. Under normal circumstances, the Portfolio invests at least 80% of net assets, plus the amount of any borrowings for investment purposes, in common stocks of large US companies that are similar in size to the companies in the S&P 500 Index and that the Portfolio managers consider to be “blue chip” companies.

DWS Dreman High Return Equity VIP - Class A Shares seeks to achieve a high rate of total return. Under normal circumstances, the Portfolio invests at least 80% of net assets, plus the amount of any borrowings for investment purposes, in common stocks and other equity securities. The Portfolio focuses on stocks of large US companies that are similar in size to the companies in the S&P 500 Index and that the Portfolio managers believe are undervalued. Sub-advised by Dreman Value Management LLC.

Effective May 1, 2009, the Sub-Account investing in this Portfolio was closed to new Contributions and incoming Transfers (including Automatic Custom Transfers).

DWS Dreman Small Mid Cap Value VIP - Class A Shares (formerly DWS Dreman Small Cap Value VIP) seeks long-term capital appreciation. The Portfolio normally invests at least 80% of assets, plus the amount of any borrowings for investment purposes, in common stocks of small and mid-size U.S. companies. Sub-advised by Dreman Value Management LLC.

DWS Large Cap Value VIP - Class A Shares seeks to achieve a high rate of total return. Under normal circumstances, the Portfolio invests at least 80% of net assets, plus the amount of any borrowings for investment purposes, in common stocks and other equity securities of large US companies that are similar in size to the companies in the Russell 1000 Value Index and that the Portfolio managers believe are undervalued.

DWS Investments VIT Funds—advised by Deutsche Asset Management Inc. of New York, New York.

DWS Small Cap Index VIP - Class A Shares (formerly Scudder VIT Small Cap Index) seeks to replicate, as closely as possible, before the deduction of expenses, the performance of the Russell 2000 Small Stock Index which emphasizes stocks of small U.S. companies. Under normal circumstances, the Portfolio intends to invest at least 80% of its assets, determined at the time of purchase, in stocks of companies included in the Russell 2000 Index and in derivative instruments, such as futures contracts and options, that provide exposure to the stocks of companies in the Russell 2000 Index. Sub-advised by Northern Trust Investments, N.A.

Federated Insurance Series

Federated Clover Value Fund II - Primary Shares (formerly Federated American Leaders Fund II ) seeks to achieve long-term growth of capital as a primary objective and seeks to provide income as a secondary objective. The Portfolio pursues its investment objective using the value style of investing to select primarily equity securities of large capitalization companies that are in the top 50% of their industry in terms of revenues, are characterized by sound management and have the ability to finance expected growth. Large capitalization companies are defined as those with market capitalizations similar to companies in the Standard & Poor’s 500 Citigroup Value Index, which as of February 28, 2007 was in excess of $4 billion. Advised by Federated Equity Management Company of Pennsylvania.

Effective April 29, 2005, the Sub-Account investing in this Portfolio was closed to new Contributions and incoming Transfers (including Automatic Custom Transfers).

Federated Fund for U.S. Government Securities II seeks to provide current income. The Portfolio’s overall strategy is to invest in a portfolio consisting primarily of U.S. Treasury securities, U.S. government agency securities (including mortgage-backed securities issued or guaranteed by U.S. government agencies or instrumentalities), investment-grade non-governmental mortgage-backed securities and related derivative contracts. Advised by Federated Investment Management Company.

Federated Capital Income Fund II seeks to provide high current income and moderate capital appreciation by investing in both equity and fixed income securities that have high relative income potential. The Portfolio’s investment adviser’s (Adviser) process for selecting equity investments attempts to identify mature, mid- to large-cap companies with high relative dividend yields that are likely to maintain or increase their dividends. The Adviser selects fixed-income investments that offer high current yields. Advised by Federated Equity Management Company of Pennsylvania.

Effective April 29, 2005, the Sub-Account investing in this Portfolio was closed to new Contributions and incoming Transfers (including Automatic Custom Transfers).

Franklin Templeton Variable Insurance Products Trust—advised by Franklin Advisory Services, LLC, Fort Lee, New Jersey.

Franklin Small Cap Value Securities Fund - Class II Shares seeks long-term total return. The Portfolio normally invests at least 80% of its net assets in investments of small capitalization companies and normally invests predominantly in equity securities.

Janus Aspen Series—advised by Janus Capital Management LLC of Denver, Colorado.

Janus Aspen Balanced Portfolio - Institutional Shares seeks long-term capital growth, consistent with preservation of capital and balanced by current income. The Portfolio normally invests 40-60% of its assets in securities selected primarily for their growth potential and 40-60% of its assets in securities selected primarily for their income potential. The Portfolio will normally invest at least 25% of its assets in fixed-income senior securities.

Effective May 1, 2007, the Sub-Account investing in this Portfolio was closed to new Contributions and incoming Transfers (including Automatic Custom Transfers).

Janus Aspen Flexible Bond Portfolio - Institutional Shares seeks to obtain maximum total return consistent with preservation of capital. The Portfolio invests, under normal circumstances, at least 80% of its assets in bonds. Bonds include, but are not limited to, government bonds, corporate bonds, convertible bonds, mortgage-backed securities, and zero-coupon bonds. The Portfolio will invest at least 65% of its assets in investment grade debt securities and will maintain an average-weighted effective maturity of five to ten years. The Portfolio will limit its investment in high-yield/high-risk bonds to 35% or less of its net assets. This Portfolio generates total return from a combination of current income and capital appreciation, but income is usually the dominant portion.

Effective May 1, 2007, the Sub-Account investing in this Portfolio was closed to new Contributions and incoming Transfers (including Automatic Custom Transfers).

Janus Aspen Janus Portfolio - Institutional Shares (formerly Janus Aspen Series Large Cap Growth Portfolio) seeks long-term growth of capital in a manner consistent with the preservation of capital. The Portfolio pursues its investment objective by investing, primarily in common stocks selected for their growth potential. Although the Portfolio may invest in companies of any size, it generally invests in larger, more established companies. As of December 31, 2008, the Portfolio’s weighted average market capitalization was $52.1 billion.

Effective May 1, 2006, the Sub-Account investing in this Portfolio was closed to new Contributions and incoming Transfers (including Automatic Custom Transfers).

Janus Aspen Growth and Income Portfolio - Institutional Shares seeks long-term capital growth and current income. The Portfolio will normally invest up to 75% of its assets in equity securities selected primarily for their growth potential, and at least 25% of its assets in securities the portfolio manager believes have income potential. Equity securities may make up part or all of this income component if they currently pay dividends or the portfolio manager believes they have potential for increasing or commencing dividend payments. The Portfolio is not designed for investors who need consistent income, and the Portfolio’s investment strategies could result in significant fluctuations of income.
Effective May 1, 2007, the Sub-Account investing in this Portfolio was closed to new Contributions and incoming Transfers (including Automatic Custom Transfers)

Janus Aspen Overseas Portfolio - Institutional Shares (formerly Janus Aspen Series International Growth Portfolio) seeks long-term growth of capital. The Portfolio invests, under normal circumstances, at least 80% of its net assets in securities of issuers from countries outside the U.S. The Portfolio normally invests in securities of issuers from several different countries, excluding the U.S. Although the Portfolio intends to invest substantially all of its assets in issuers located outside the U.S., it may at times invest in U.S. issuers and it may, under unusual circumstances, invest all of its assets in a single country. The Portfolio may have significant exposure to emerging markets.
Effective May 1, 2007, the Sub-Account investing in this Portfolio was closed to new Contributions and incoming Transfers (including Automatic Custom Transfers).

Janus Aspen Worldwide Portfolio - Institutional Shares (formerly Janus Aspen Series Worldwide Growth Portfolio) seeks long-term growth of capital in a manner consistent with the preservation of capital. The Portfolio invests primarily in common stocks of companies of any size located throughout the world. The Portfolio normally invests in issuers from several different countries, including the U.S. The Portfolio may, under unusual circumstances, invest in a single country. The Portfolio may have significant exposure to emerging markets.

Effective April 29, 2005, the Portfolio was closed to new Contributions and incoming Transfers (including Automatic Custom Transfers).

Janus Aspen Balanced Portfolio - Service Shares seeks long-term capital growth, consistent with preservation of capital and balanced by current income. The Portfolio normally invests 40-60% of its assets in securities selected primarily for their growth potential and 40-60% of its assets in securities selected primarily for their income potential. The Portfolio will normally invest at least 25% of its assets in fixed-income senior securities.

Janus Aspen Flexible Bond Portfolio - Service Shares seeks to obtain maximum total return consistent with preservation of capital. The Portfolio invests, under normal circumstances, at least 80% of its assets in bonds. Bonds include, but are not limited to, government bonds, corporate bonds, convertible bonds, mortgage-backed securities, and zero-coupon bonds. The Portfolio will invest at least 65% of its assets in investment grade debt securities and will maintain an average-weighted effective maturity of five to ten years. The Portfolio will limit its investment in high-yield/high-risk bonds to 35% or less of its net assets. This Portfolio generates total return from a combination of current income and capital appreciation, but income is usually the dominant portion.

Janus Aspen Growth and Income Portfolio - Service Shares seeks long-term capital growth and current income. The Portfolio will normally invest up to 75% of its assets in equity securities selected primarily for their growth potential, and at least 25% of its assets in securities the portfolio manager believes have income potential. Equity securities may make up part or all of this income component if they currently pay dividends or the portfolio manager believes they have potential for increasing or commencing dividend payments. The Portfolio is not designed for investors who need consistent income, and the Portfolio’s investment strategies could result in significant fluctuations of income.

Janus Aspen Overseas Portfolio – Service Shares (formerly Janus Aspen Series International Growth Portfolio) seeks long-term growth of capital. The Portfolio invests, under normal circumstances, at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in securities of issuers from countries outside the U.S. The Portfolio normally invests in securities of issuers from several different countries, excluding the U.S. Although the Portfolio intends to invest substantially all of its assets in issuers located outside the U.S., it may at times invest in U.S. issuers and it may, under unusual circumstances, invest all of its assets in a single country. The Portfolio may have significant exposure to emerging markets.

Lazard Retirement Series—advised by Lazard Asset Management, LLC of New York, New York.

Lazard Retirement Emerging Markets Equity Portfolio - Service Shares seeks long term capital appreciation. The Portfolio invests primarily in equity securities, principally common stocks, of non-U.S. companies whose principal activities are located in emerging market countries and that the Investment Manager believes are undervalued based on their earnings, cash flow or asset values. Under normal circumstances, the Portfolio invests at least 80% of its assets in equity securities of companies whose principal business activities are located in emerging market countries

Lincoln Variable Insurance Products Trust—advised by Lincoln Investment Advisors Corporation of Fort Wayne, Indiana, and sub-advised by BAMCO, Inc. of New York, New York.

LVIP Baron Growth Opportunities Fund – Service Class seeks capital appreciation through long-term investments in securities of small and medium sized companies with undervalued assets or favorable growth prospects.

MFS Variable Insurance Trust II—advised by Massachusetts Financial Services Company of Boston, Massachusetts.

MFS Utilities Portfolio - Service Class seeks total return. The Portfolio’s objective may be changed without shareholder approval. MFS normally invests at least 80% of the Portfolio’s net assets in securities of issuers in the utilities industry. MFS considers a company to be in the utilities industry if, at the time of investment, MFS determines that a substantial portion (i.e., at least 50%) of the company’s assets or revenues are derived from one or more utilities. Issuers in the utilities industry include issuers engaged in the manufacture, production, generation, transmission, sale or distribution of electric, gas or other types of energy, water or other sanitary services; and issuers engaged in telecommunications, including telephone, cellular telephone, telegraph, satellite, microwave, cable television, and other communications media (but not engaged in public broadcasting). MFS primarily invests the Portfolio’s assets in equity securities, but may also invest in debt instruments. MFS primarily invests the Portfolio’s investments in debt instruments in investment grade debt instruments, but may also invest in lower quality debt instruments. MFS may invest the Portfolio’s assets in companies of any size. MFS may invest the Portfolio’s assets in U.S. and foreign securities, including emerging market securities. MFS may use derivatives for different purposes, including to earn income and enhance returns, to increase or decrease exposure to a particular market, to manage or adjust the risk profile of the Portfolio, or as alternatives to direct investments. MFS uses a bottom-up investment approach in buying and selling investments for the Portfolio. Investments are selected primarily based on fundamental analysis of issuers or instruments in light of market, economic, political, and regulatory conditions. Factors considered for equity securities may include analysis of earnings, cash flows, competitive position, and management ability. Quantitative analysis of these and other factors may also be considered. Factors considered for debt instruments may include the instrument’s credit quality, collateral characteristics and indenture provisions and the issuer’s management ability, capital structure, leverage, and ability to meet its current obligations. Quantitative analysis of the structure of a debt instrument and its features may also be considered. MFS may engage in active and frequent trading in pursuing the Portfolio's principal investment strategies. In response to market, economic, political, or other conditions, MFS may depart from the Portfolio’s principal investment strategies by temporarily investing for defensive purposes.

MFS Variable Insurance Trust II—advised by Massachusetts Financial Services Company of Boston, Massachusetts.

MFS International Value Portfolio - Service Class Shares seeks capital appreciation. MFS normally invests the Portfolio’s assets primarily in foreign equity securities, including emerging market equity securities. MFS may invest a relatively high percentage of the Portfolio’s assets in a single country, a small number of countries, or a particular geographic region. MFS focuses on investing the Portfolio's assets in the stocks of companies that it believes are undervalued compared to their perceived worth (value companies). Value companies tend to have stock prices that are low relative to their earnings, dividends, assets, or other financial measures. MFS may invest the Portfolio’s assets in companies of any size. MFS may use derivatives for different purposes, including to earn income and enhance returns, to increase or decrease exposure to a particular market, to manage or adjust the risk profile of the Portfolio, or as alternatives to direct investments. MFS uses a bottom-up investment approach in buying and selling investments for the Portfolio. Investments are selected primarily based on fundamental analysis of issuers and their potential in light of their current financial condition and industry position, and market, economic, political, and regulatory conditions. Factors considered may include analysis of earnings, cash flows, competitive position, and management ability. Quantitative analysis of these and other factors may also be considered. MFS may engage in active and frequent trading in pursuing the Portfolio's principal investment strategies. In response to market, economic, political, or other conditions, MFS may depart from the Portfolio’s principal investment strategies by temporarily investing for defensive purposes.

Nationwide Variable Insurance Trust—advised by Nationwide Fund Advisors of Conshohocken, Pennsylvania, and sub-advised by BlackRock Investment Management, LLC of Plainsboro, New Jersey.

NVIT Mid Cap Index Portfolio (formerly GVIT Mid Cap Index Portfolio) - Class II seeks capital appreciation. Under normal conditions, the Portfolio invests at least 80% of the value of its net assets in a statistically selected sample of equity securities of companies included in the S&P 400® and in derivative instruments linked to the S&P 400®, primarily futures contracts.

Neuberger Berman Advisers Management Trust—advised by Neuberger Berman Management, Inc. of New York, New York.

Neuberger Berman AMT Regency Portfolio - Class S Shares seeks growth of capital by investing mainly in common stocks of mid-capitalization companies. The Portfolio seeks to reduce risk by diversifying among many companies, industries and sectors.

Effective May 1, 2009, the Sub-Account investing in this Portfolio was closed to new Contributions and incoming Transfers (including Automatic Custom Transfers).

Oppenheimer Variable Account Funds—advised by OppenheimerFunds, Inc. of New York, New York.

Oppenheimer Global Securities Fund/VA seeks capital appreciation by investing a substantial portion of its assets in securities of foreign issuers, “growth-type” companies, cyclical industries and special situations that are considered to have appreciation possibilities. Under normal market conditions, the Portfolio invests mainly in common stocks of U.S. and foreign companies. The Portfolio can invest without limit in foreign securities and can invest in any country, including countries with developed or emerging markets. However, the Portfolio currently emphasizes investments in developed markets such as the United States, Western Europe countries and Japan. The Portfolio does not limit its investments to companies in a particular capitalization range, but currently focuses its investments in mid- and large-cap companies. The Portfolio is not required to allocate its investments in any set percentages in any particular countries. As a fundamental policy, the Portfolio normally will invest in at least three countries (one of which may be the United States). Typically, the Portfolio invests in a number of different countries.

PIMCO Variable Insurance Trust—advised by Pacific Investment Management Company LLC of Newport Beach, California.

PIMCO VIT High Yield Portfolio - Administrative Class Shares seeks maximum total return, consistent with preservation of capital and prudent investment management. The Portfolio seeks to achieve its investment objective by investing under normal circumstances at least 80% of its assets in a diversified portfolio of high yield securities (“junk bonds”) rated below investment grade but rated at least Caa by Moody’s or CCC by S&P, or, if unrated, determined by PIMCO to be of comparable quality, subject to a maximum of 5% of its total assets in securities rated Caa by Moody’s or CCC by S&P, or, if unrated, determined by PIMCO to be of comparable quality. The remainder of the Portfolio’s assets may be invested in investment grade Fixed Income Instruments. The average portfolio duration of this Portfolio normally varies within two years (plus or minus) of the duration of the Merrill Lynch U.S. High Yield BB-B Rated Constrained Index, which as of March 31, 2008, was 4.64 years. The Portfolio may invest up to 20% of its total assets in securities denominated in foreign currencies and may invest beyond this limit in U.S. dollar-denominated securities of foreign issuers. The Portfolio normally will limit its exposure to foreign currency (from non-U.S. dollar-denominated securities or currencies) to 20% of its total assets. The Portfolio may also invest up to 10% of its total assets in preferred stocks.

PIMCO VIT Low Duration Portfolio – Administrative Class Shares (formerly PIMCO VIT Low Duration Bond Portfolio) seeks maximum total return, consistent with preservation of capital and prudent investment management. Under normal market conditions, tthe Portfolio seeks to achieve its investment objective by investing, under normal circumstances, at least 65% of its total assets in a diversified portfolio of fixed income instruments of varying maturities. The average portfolio duration of this Portfolio normally varies within a one- to three-year time frame based on PIMCO's forecast for interest rates. The Portfolio invests primarily in investment grade debt securities, but may invest up to 10% of its total assets in high-yield securities ("junk bonds") rated B or higher by Moody's or S&P, or, if unrated, determined by PIMCO to be of comparable quality. The Portfolio will normally limit its foreign currency exposure (from non-U.S. dollar-denominated securities or currencies) to 20% of its total assets. The Portfolio will normally hedge at least 75% of its exposure to foreign currency to reduce the risk of loss due to fluctuations in currency exchange rates. The Portfolio may invest all of its assets in derivative instruments, such as options, futures contracts or swap agreements, or in mortgage- or asset-backed securities. The Portfolio may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls). The "total return" sought by the Portfolio consists of income earned on the Portfolio’s investments, plus capital appreciation, if any, which generally arises from decreases in interest rates or improving credit fundamentals for a particular sector or security. The Portfolio may also invest up to 10% of its total assets in preferred stocks. The Portfolio may also invest up to 10% of its total assets in securities and instruments that are economically tied to emerging market countries.

PIMCO VIT Total Return Portfolio – Administrative Class Shares seeks maximum total return, consistent with preservation of capital. The Portfolio seeks to achieve its investment objective by investing under normal circumstances at least 65% of its total assets in a diversified portfolio of fixed income instruments of varying maturities. The average portfolio duration of this Portfolio normally varies within a three-to six-year frame based on PIMCO’s forecast for interest rates. The Portfolio invests primarily in investment grade debt securities, but may invest up to 10% of its total assets in high yield securities (“junk bonds”) rated B or higher by Moody’s or S&P or, if unrated, determined by PIMCO to be of comparable quality. The Portfolio may invest up to 30% of its total assets in securities denominated in foreign currencies, and may invest beyond this limit in U.S. dollar-denominated securities of foreign issuers. The average portfolio duration varies within two years (plus or minus) of the duration of the Barclay’s Capital U.S. Aggregate Index.

Pioneer Variable Contracts Trust—advised by Pioneer Investment Management, Inc. of Boston, Massachusetts.

Pioneer Fund VCT Portfolio - Class I Shares seeks reasonable income and capital growth. The Portfolio seeks reasonable income and capital growth by investing primarily in the equity securities of U.S. companies.

Pioneer Growth Opportunities VCT Portfolio - Class I Shares seeks growth of capital. To achieve its objective, under normal circumstances the Portfolio invests most of its assets in equity securities of companies the advisor considers to be reasonably priced or undervalued, with above average growth potential.

Pioneer Mid Cap Value VCT Portfolio - Class II Shares seeks capital appreciation by investing in a diversified portfolio of securities consisting primarily of common stocks. Normally, the Portfolio invests at least 80% of its total assets in equity securities of mid-size companies. Mid-sized companies are those with market values, at the time of investment, that do not exceed the greater of the market capitalization of the largest company within the Russell Midcap Value Index or the 3-year rolling average of the market capitalization of the largest company within the Russell Midcap Value Index as measured at the end of the preceding month and are not less than the smallest company within the index. The Russell madcap Value Index measures the performance of U.S. madcap value stocks. The size of the companies in the index changes with market conditions and the composition of the index. The equity securities in which the Portfolio principally invests are common stocks, preferred stocks, depositary receipts and convertible debt, but the Portfolio may invest in other types of equity securities to a lesser extent, such as exchange-traded funds (ETFs) that invest primarily in equity securities, equity interests in real estate investment trust (REITs), warrants and rights.

Prudential Series Fund, Inc.—managed by the Prudential Investments LLC of Newark, New Jersey and sub-advised by Jennison Associates, LLC of New York, New York and Salomon Brothers Asset Management of New York, New York.

Prudential Series Fund Equity Portfolio - Class II Shares seeks long term growth of capital by investing in common stock of major established companies as well as smaller companies. The Portfolio considers major established companies to be those companies with market capitalizations within the market capitalization range of the Russell 1000® Index (measured as of the time of purchase). As of January 31, 2009, the Russell 1000® Index had an average market capitalization of $72.9 billion and the largest market capitalization was $421.8 billion.

Royce Capital Fund—managed by Royce & Associates, LLC of New York, New York.

Royce Capital Fund Small Cap Portfolio - Service Class Shares seeks long-term growth of capital. The Portfolio invests its assets primarily in equity securities of small-cap companies, those with market capitalizations from $500 million to $2.5 billion. The Portfolio manager generally looks for companies that have excellent business strengths and/or prospects for growth, high internal rates of return and low leverage, and that are trading significantly below its estimate of their current worth. Normally, the Portfolio invests at least 80% of its net assets in the equity securities of small-cap companies. Although the Portfolio normally focuses on the securities of U.S. companies, it may invest up to 25% of its net assets in foreign securities.

Schwab Annuity Portfolios—advised by Charles Schwab Investment Management, Inc. of San Francisco, California.

Schwab MarketTrack Growth Portfolio IITM seeks to provide high capital growth with less volatility than an all stock portfolio.

Schwab Money Market Portfolio™ seeks the highest current income consistent with stability of capital and liquidity. This Portfolio is neither insured nor guaranteed by the Federal Deposit Insurance Corporation. The Board of Trustees of the Portfolio has approved participation in the Temporary Guarantee Program for Money Market Funds (the “Program”) established by the U.S. Department of the Treasury (the “Treasury”).

Under the Program, the Treasury will guarantee the share price of shares of the Portfolio outstanding as of September 19, 2008 at $1.00 per share if the Portfolio’s net asset value falls below $0.995 (a “Guarantee Event”). Recovery under the Program is subject to certain conditions and limitations, including the following:

•

For each shareholder of the Portfolio, the Program provides a guarantee for the lesser of (a) the number of shares of the Portfolio owned by the shareholder at the close of September 19, 2008, or (b) the number of shares of the Portfolio owned by the shareholder on the date of the Guarantee Event. The Program does not protect investors who were not shareholders of the Portfolio on September 19, 2008.

•

The total amount of coverage available for all participants in the Program is limited to the amount of funds available under the Federal Exchange Stabilization Fund at the time of a Guarantee Event (currently approximately $50 billion).

•	Recovery under the Program requires the Portfolio to liquidate.
•	In order to recover, a Guarantee Event must occur during the term of the Program, including any extension of the Program. The Program expires September 18, 2009.

There can be no assurance that the Portfolio will be able to maintain a stable net asset value of $1.00 per share.

Schwab S&P 500 Index Portfolio seeks to track the price and dividend performance (total return) of stocks of U.S. companies, as represented in the Standard & Poor's Composite Stock Price Index (the S&P 500®).

Seligman Portfolios, Inc.—advised by RiverSource Investments, LLC, New York, New York.

Seligman Communications and Information Fund–Class 2 Shares seeks capital gain. The Portfolio invests at least 80% of its net assets in securities of companies operating in the communications, information, and related industries. The Portfolio may invest in companies of any size.

Sentinel Variable Products Trust—advised by Sentinel Asset Management, Inc. of Montpelier, Vermont.

Sentinel Variable Products Small Company Fund seeks growth of capital. The Portfolio normally invests at least 80% of its net assets in small-capitalization companies. This principal investment strategy is a non-fundamental policy that may not be changed without 60 days’ prior notice to the Portfolio’s shareholders. For this purpose, small companies are considered to be companies that have, at the time of purchase, market capitalizations of less than $3 billion. The Portfolio invests primarily in common stocks of small companies that Sentinel believes are high quality, have superior business models, solid management teams, sustainable growth potential and are attractively valued. The weighted median market capitalization of the Portfolio’s holdings as of March 31, 2008 was $1.38 billion. Market capitalization is the total value of all the outstanding shares of common stock of a company.

Sentinel Variable Products Common Stock Fund seeks a combination of growth of capital, current income, growth of income and relatively low risk as compared with the stock market as a whole. The Portfolio normally invests at least 80% of its net assets in common stocks. This principal investment strategy is a non-fundamental policy that may not be changed without 60 days’ prior written notice to the Portfolio’s shareholders. The Portfolio invests mainly in a diverse group of common stocks of well-established companies, typically above $5 billion in market capitalization, most of which pay regular dividends. When appropriate, the Portfolio also may invest in preferred stocks or debentures convertible into common stocks. Up to 25% of the Portfolio’s assets may be invested in securities within a single industry. The Portfolio may invest without limitation in foreign securities, although only where the securities are trading in the U.S. or Canada and only where trading is denominated in U.S. or Canadian dollars.

Sentinel Variable Products Bond Fund seeks high current income while seeking to control risk. The Portfolio invests mainly in investment grade bonds. The Portfolio will invest exclusively in fixed-income securities, and to a limited extent in related derivatives. At least 80% of the Portfolio’s assets will normally be invested in the following types of bonds: (1) Corporate bonds which at the time of purchase are rated within the four highest rating categories of Moody’s, Standard & Poor’s or any other nationally recognized statistical rating organization; (2) Debt securities issued or guaranteed by the U.S. government, its agencies or instrumentalities, including the mortgage-backed securities and dollar roll transactions described for the Balanced Portfolio; (3) Debt securities (payable in U.S. dollars) issued or guaranteed by Canadian governmental entities; and (4) Debt obligations of domestic banks or bank holding companies, even though not rated by Moody’s or Standard & Poor’s, that Sentinel believes have investment qualities comparable to investment-grade corporate securities. The Portfolio’s policy of investing, under normal circumstances, at least 80% of its assets in bonds is a nonfundamental policy that may not be changed without 60 days’ prior notice to the Portfolio’s shareholders. The Portfolio may also invest in other fixed-income securities, such as straight or convertible debt securities and straight or convertible preferred stocks. The Portfolio will invest no more than 20% of its total assets in lower quality bonds, sometimes called “junk bonds.” These bonds, because of the greater possibility that the issuers will default, are not investment grade - that is, they are rated below BBB by Standard & Poor’s or below Baa by Moody’s, or are unrated but considered by Sentinel to be of comparable credit quality. Up to 25% of the Portfolio’s assets may be invested in securities within a single industry. The Portfolio utilizes an active trading approach, which may result in portfolio turnover greater than 100%.

Third Avenue Variable Series Trust—advised by Third Avenue Management LLC, of New York, New York.

Third Avenue Value Portfolio - Variable Series Trust Shares - seeks long-term capital appreciation mainly by acquiring common stocks of well-financed companies (meaning companies believed to be without significant liabilities in comparison to their liquid resources) at a discount to what the adviser believes is their intrinsic value. The Portfolio also seeks to acquire senior securities, such as preferred stocks, and debt instruments (including high-yield and distressed securities) that the adviser believes are undervalued. Acquisitions of these senior securities and debt instruments will generally be limited to those providing: (1) protection against the issuer taking certain actions which could reduce the value of the security; and (2) above-average current yields, yields to events (e.g., acquisitions and recapitalizations), or yields to maturity. The Portfolio invests in companies regardless of market capitalization. It also invests in both domestic and foreign securities. The mix of the Portfolio’s investments at any time will depend on the industries and types of securities the adviser believes hold the most value within the Portfolio’s investment strategy.

HIGH-YIELD AND DISTRESSED RISK. The Portfolio's investments in high-yield securities (commonly known as "junk bonds") may expose the Portfolio to greater risks than if the Portfolio only owned higher-grade securities. The value of high-yield, lower quality securities is affected by the creditworthiness of the issuers of the securities and by general economic and specific industry conditions. Issuers of high-yield securities are not as strong financially as those with higher credit ratings, so the securities are usually considered speculative investments. These issuers are more vulnerable to financial setbacks and recession than more creditworthy issuers, which may impair their ability to make interest and principal payments.  The Portfolio also invests in distressed securities, which Third Avenue considers to be issued by companies that are, or might be, involved in reorganizations or financial restructurings, either out of court or in bankruptcy.  The Portfolio’s investments in distressed securities typically involve the purchase of high-yield bonds, bank debt or other indebtedness of such companies.

Effective May 1, 2009, the Sub-Account investing in this Portfolio was closed to new Contributions and incoming Transfers (including Automatic Custom Transfers).

Touchstone Variable Series Trust—advised by Touchstone Advisors, Inc. of Cincinnati, Ohio.

Touchstone Mid Cap Growth - Class I Shares seeks to increase the value of Portfolio shares as a primary goal and to earn income as a secondary goal. Under normal circumstances, the Portfolio will invest at least 80% of its assets in common stocks of mid cap companies. Shareholders will be provided with at least 60 days’ prior notice of any change in this policy. A mid cap company has a market capitalization between $1.5 billion and $12 billion. The Portfolio may also invest in companies in the technology sector.

The Universal Institutional Funds, Inc.—advised by Morgan Stanley Investment Management Inc. ("MSIM") of New York, New York. MSIM does business in certain instances as "Van Kampen."

Universal Institutional Funds Inc., U.S. Real Estate Portfolio - Class I Shares seeks above average current income and long-term capital appreciation by investing primarily in equity securities of companies engaged in the U.S. real estate industry, including real estate investment trusts.

Van Eck Worldwide Insurance Trust—advised by Van Eck Associates Corporation of New York New York.

Van Eck Insurance Trust Worldwide Bond Fund - Initial Class Shares seeks high total return—income plus capital appreciation—by investing globally, primarily in a variety of debt securities.

Van Kampen Life Investment Trust—advised by Van Kampen Asset Management, a wholly owned subsidiary of Van Kampen Investments, Inc.

Van Kampen LIT Comstock Portfolio - Class I Shares seeks capital growth and income through investments in equity securities, including common stocks, preferred stocks and securities convertible into common and preferred stocks.

Van Kampen LIT Growth and Income Portfolio - Class I Shares seeks long-term growth of capital and income. The Portfolio may invest up to 15% of its assets in equity real estate investment trusts (“REITs”).

Wells Fargo Variable Trust Funds—advised by Wells Fargo Funds Management, LLC, a subsidiary of Wells Fargo & Company of San Francisco, California, and sub-advised by Wells Capital Management Incorporated, of San Francisco, California.

Wells Fargo Advantage VT Small/Mid Cap Value Fund - Class VT Shares (formerly Wells Fargo Advantage Multi Cap Value Fund) seeks capital appreciation. The Portfolio invests principally in equity securities of small-and medium capitalization companies, which we define as companies with market capitalizations within the range of the Russell 2500TM Index. The market capitalization range of the Russell 2500 TM Index was $25 million to $20.8 billion, as of December 31, 2007, and is expected to change frequently. We may also invest in equity securities of foreign issuers through ADRs and similar investments. As a hedging strategy, the Portfolio may write put and call options, meaning that the Portfolio sells an option to another party giving that party the right to either sell a stock to (put) or buy a stock from (call) the Portfolio at a predetermined price in the future. We may also invest in equity securities of foreign issuers, including ADRs and similar investments. Whether or not this hedging strategy is successful depends on a variety of factors, particularly our ability to predict movements of the price of the hedged stock.

Effective April 29, 2005, the Sub-Account investing in this Portfolio was closed to new Contributions and incoming Transfers (including Automatic Custom Transfers).

Wells Fargo Advantage Opportunity Fund - Class VT Shares seeks long-term capital appreciation. The Portfolio invests principally in equity securities of medium-capitalization companies, which we define as those within the range of market capitalizations of companies in the Russell MidCap® Index. We may also invest in equity securities of foreign issuers through ADRs and similar investments.

Meeting Investment Objectives

Meeting investment objectives depends on various factors, including, but not limited to, how well the Portfolio managers anticipate changing economic and market conditions. There is no guarantee that any of these Portfolios will achieve their stated objectives.

Where to Find More Information About the Portfolios

Additional information about the investment objectives and policies of all the Portfolios and the investment advisory and administrative services and charges can be found in the current Portfolio Prospectuses, which can be obtained without charge from the Annuity Service Center. You may also visit www.Schwab.com/annuities. The Portfolio Prospectuses should be read carefully before any decision is made concerning the allocation of Contributions to, or Transfers among, the Sub-Accounts.

Addition, Deletion or Substitution

First GWL&A does not control the Portfolios and cannot guarantee that any of the Portfolios will always be available for allocation of Contributions or Transfers. We retain the right to make changes in the Series Account and in its investments.

First GWL&A and GWFS Equities, Inc. ("GWFS"), the principal underwriter and distributor of the Contracts, reserve the right to discontinue the offering of any Portfolio. If a Portfolio is discontinued, we may substitute shares of another Portfolio or shares of another investment company for the discontinued Portfolio's shares. Any share substitution will comply with the requirements of the 1940 Act.

If you are contributing to a Sub-Account corresponding to a Portfolio that is being discontinued, you will be given notice prior to the Portfolio's elimination.

Based on marketing, tax, investment and other conditions, we may establish new Sub-Accounts and make them available to Owners at our discretion. Each additional Sub-Account will purchase shares in a Portfolio or in another mutual fund or investment vehicle.

If, in our sole discretion, marketing, tax, investment or other conditions warrant, we may also eliminate one or more Sub-Accounts. If a Sub-Account is eliminated, we will notify you and request that you reallocate the amounts invested in the eliminated Sub-Account.

The Guarantee Period Fund

As of March 1, 2003, Contract Owners may no longer allocate Contributions, or make Transfers, to the Guarantee Period Fund.

The Guarantee Period Fund is not part of the Series Account. Amounts allocated to the Guarantee Period Fund are deposited to, and accounted for, in a non-unitized market value separate account. As a result, you do not participate in the performance of the assets through unit values. Consequently, these assets accrue solely to the benefit of First GWL&A and any gain or loss in the non-unitized market value separate account is borne entirely by First GWL&A. You will receive the Contract guarantees made by First GWL&A for amounts you contribute to the Guarantee Period Fund.

Each Guarantee Period has its own stated rate of interest and maturity date determined by the date the Guarantee Period was established and the term you chose.

The value of amounts in each Guarantee Period equals Contributions plus interest earned, less any Premium Tax, amounts distributed, withdrawn (in whole or in part), amounts Transferred or applied to an annuity option, periodic withdrawals and charges deducted under the Contract. If a Guarantee Period is broken, a Market Value Adjustment may be assessed (please see "Breaking a Guarantee Period" on page 26). Any amount withdrawn or Transferred prior to the Guarantee Period Maturity Date will be paid in accordance with the Market Value Adjustment formula.  You can read more about Market Value Adjustments on page 27.

Investments of the Guarantee Period Fund

We use various techniques to invest in assets that have similar characteristics to our general account assets—especially cash flow patterns. We will primarily invest in investment-grade fixed income securities including:

•	Securities issued by the U.S. Government or its agencies or instrumentalities, which may or may not be guaranteed by the U.S. Government,
•

Debt securities which have an investment grade, at the time of purchase, within the four highest grades assigned by Moody's Investment Services, Inc. (Aaa, Aa, A or Baa), Standard & Poor's Corporation (AAA, AA, A or BBB) or any other nationally recognized rating service,

•

Other debt instruments, including, but not limited to, issues of banks or bank holding companies and of corporations, which obligations—although not rated by Moody's, Standard & Poor's, or other nationally recognized rating firms—are deemed by us to have an investment quality comparable to securities which may be purchased as stated above, and/or

•

Commercial paper, cash or cash equivalents and other short-term investments having a maturity of less than one year which are considered by us to have investment quality comparable to securities which may be purchased as stated above.

In addition, we may invest in futures and options solely for non-speculative hedging purposes. We may sell a futures contract or purchase a put option on futures or securities to protect the value of securities held in or to be sold for the general account or the non-unitized market value separate account if the securities prices are anticipated to decline. Similarly, if securities prices are expected to rise, we may purchase a futures contract or a call option against anticipated positive cash flow or may purchase options on securities.

The above information generally describes the investment strategy for the Guarantee Period Fund. However, we are not obligated to invest the assets in the Guarantee Period Fund according to any particular strategy, except as may be required by New York and other state insurance laws. The stated rate of interest that we establish will not necessarily relate to the performance of the non-unitized market value separate account.

Subsequent Guarantee Periods

Contract Owners with amounts invested in the Guarantee Period Fund will remain in the Guarantee Period Fund until they choose to Transfer out, or the Guarantee Period Fund reaches maturity. At that time, the Fixed Account Value in the Guarantee Period Fund will be transferred into the Schwab Money Market Sub-Account.

Breaking a Guarantee Period

In general, if you begin annuity payouts, Transfer or withdraw prior to the Guarantee Period Maturity Date, you are breaking a Guarantee Period. When we receive a Request to break a Guarantee Period and you have another Guarantee Period that is closer to its maturity date, we will break that Guarantee Period first.

If you break a Guarantee Period, you may be assessed an interest rate adjustment called a Market Value Adjustment.

Interest Rates

The declared annual rates of interest are guaranteed throughout the Guarantee Period. The stated rate of interest must be at least equal to the Contractual Guarantee of a Minimum Rate of Interest, but First GWL&A may declare higher rates.

We guarantee an effective yearly interest rate that complies with the non-forfeiture law that is in effect on the issue date for the State of New York. As explained above, a negative Market Value Adjustment may result in an effective interest rate lower than the Guaranteed Interest Rate applicable to this Contract and the value of the Contribution(s) allocated to the Guarantee Period being less than the Contribution(s) made.

The determination of the stated interest rate is influenced by, but does not necessarily correspond to, interest rates available on fixed income investments which First GWL&A may acquire using funds deposited into the Guarantee Period Fund. In addition, First GWL&A considers regulatory and tax requirements, sales and administrative expenses, general economic trends and competitive factors in determining the stated interest rate.

Market Value Adjustment

Amounts you have allocated to the Guarantee Period Fund may be subject to an interest rate adjustment called a Market Value Adjustment if, six months or more before a Guarantee Period Fund's Maturity Date, you:

•	surrender your investment in the Guarantee Period Fund,
•	Transfer money from the Guarantee Period Fund,
•	partially withdraw money from the Guarantee Period Fund,
•	apply amounts from the Fund to purchase an annuity to receive payouts from your account, or
•	take a periodic withdrawal.

The Market Value Adjustment will not apply to any Guarantee Period having fewer than six months prior to the Guarantee Period Maturity Date in each of the following situations:

•	Transfer to a Sub-Account offered under this Contract,
•	surrenders, partial withdrawals, annuitization or periodic withdrawals, or
•	a single sum payout upon death of the Owner or Annuitant.

A Market Value Adjustment may increase or decrease the amount payable on the above-described distributions. The formula for calculating Market Value Adjustments is detailed in Appendix B. Appendix B also includes examples of how Market Value Adjustments work.

Application and Initial Contributions

The first step to purchasing the Schwab Select Annuity is to complete your Contract application and submit it with your initial minimum Contribution of $5,000 or $1,000 if you are setting up an Automatic Contribution Plan. Initial Contributions can be made by check (payable to First Great-West Life & Annuity Insurance Company) or transferred from a Schwab brokerage account.

The Contract application and any initial contribution made by check should be sent to Schwab Insurance Services, P.O. Box 7666, San Francisco, CA 9412-9639.

If your application is complete, your Contract will be issued and your Contribution will be credited within two business days after receipt at the Annuity Service Center at First GWL&A. Acceptance is subject to sufficient information in a form acceptable to us. We reserve the right to reject any application or Contribution.

If your application is incomplete, the Annuity Service Center will complete the application from information Schwab has on file or contact you by telephone to obtain the required information. If the information necessary to complete your application is not received within five business days at the Annuity Service Center, we will return to you both your check and the application. If you provide consent we will retain the initial Contribution and credit it as soon as we have completed your application.

Free Look Period

During the free look period (ten days or longer where required by New York state law), you may cancel your Contract. During the free look period, all Contributions will first be allocated to the Schwab Money Market Sub-Account until the end of the free look period. After the free look period is over, the Variable Account Value held in the Schwab Money Market Sub-Account will be allocated to the Sub-Accounts you selected on your application.

During the free look period, you may change the Sub-Accounts in which you'd like to invest as well as your allocation percentages. Any changes you make during the free look period will take effect after the free look period has expired.

Contracts returned during the free look period will be void from the date we issued the Contract and the greater of the following will be refunded:

•	Contributions less withdrawals and distributions, or
•	Annuity Account Value.

If you exercise the free look privilege, you must return the Contract to the Annuity Service Center at First GWL&A.

Subsequent Contributions

Once your application is complete and we have received your initial Contribution, you can make subsequent Contributions at any time prior to the Payout Commencement Date, as long as the Annuitant is living. Additional Contributions must be at least $500, or $100 if made via an Automatic Contribution Plan. Total Contributions may exceed $1,000,000 with our prior approval. Additional Contributions will be priced and credited on the date received by the Annuity Service Center at First GWL&A if received before 4:00 p.m. ET on any day the NYSE is open for business. Additional Contributions received after 4:00 p.m. ET will be priced and credited on the next business day the NYSE is open for business.

Subsequent Contributions can be made by check or via an Automatic Contribution Plan directly from your bank or savings account. You can designate the date you'd like your subsequent Contributions deducted from your account each month. If you make subsequent Contributions by check, your check should be payable to First GWL&A.

You'll receive a confirmation of each Contribution you make upon its acceptance.

First GWL&A reserves the right to modify the limitations set forth in this section.

Annuity Account Value

Prior to the Annuity Commencement Date, your Annuity Account Value is the sum of your Variable and Fixed Account Values established under your Contract. Before your Annuity Commencement Date, the Variable Account Value is the total dollar amount of all Accumulation Units credited to you for each Sub-Account.

Initially, the value of each Accumulation Unit was set at $10.00. Each Sub-Account's value prior to the Annuity Commencement Date is equal to:

•	net Contributions allocated to the corresponding Sub-Account,
•	plus or minus any increase or decrease in the value of the assets of the Sub-Account due to investment results,
•	minus the daily mortality and expense risk charge,
•	minus any applicable reductions for the Contract Maintenance Charge deducted on the Contract anniversary date,
•	minus any applicable Transfer fees, and
•	minus any withdrawals or Transfers from the Sub-Account.

The value of a Sub-Account’s assets is determined at the end of each day that the NYSE is open for regular business (a valuation date). A valuation period is the period between successive valuation dates. It begins at the close of the NYSE (generally 4:00 p.m. ET) on each valuation date and ends at the close of the NYSE on the next succeeding valuation date.

The Variable Account Value is expected to change from valuation period to valuation period, reflecting the investment experience of the selected Sub-Account(s), as well as the deductions for applicable charges.

Upon allocating Variable Account Values to a Sub-Account you will be credited with variable Accumulation Units in that Sub-Account. The number of Accumulation Units you will be credited is determined by dividing the portion of each Contribution allocated to the Sub-Account by the value of an Accumulation Unit. The value of the Accumulation Unit is determined and credited at the end of the valuation period during which the Contribution was received.

Each Sub-Account's Accumulation Unit value is established at the end of each valuation period. It is calculated by multiplying the value of that unit at the end of the prior valuation period by the Sub-Account's net investment factor for the valuation period. The formula used to calculate the net investment factor is discussed in Appendix C.

Unlike a brokerage account, amounts held under a Contract are not covered by the Securities Investor Protection Corporation ("SIPC").

Transfers

At any time while your Contract is in force, you may Transfer all or part of your Annuity Account Value among and between the Sub-Accounts by telephone, in writing, or through the Internet at www.schwab.com/annuity where you will be redirected to a First Great-West website where you may make the Transfer.  Incoming Transfers to closed Sub-Accounts are not permitted.

Your Request must specify:

•	the amounts being Transferred,
•	the Sub-Account(s) and/or Guarantee Period(s) from which the Transfer is to be made, and
•	the Sub-Account(s) that will receive the Transfer.

Currently, there is no limit on the number of Transfers you can make among the Sub-Accounts and from the Guarantee Period Fund during any calendar year, but as of March 1, 2003, Contract Owners may no longer make Transfers to the Guarantee Period Fund. We reserve the right to limit the number of Transfers you make. See “Market Timing and Excessive Trading” below regarding possible Portfolio restrictions on Transfers.

There is no charge for the first 12 Transfers each calendar year, but there will be a charge of $10 for each additional Transfer made. The charge will be deducted from the amount Transferred. All Transfers made on a single Transaction Date will count as only one Transfer toward the 12 free Transfers. However, if a one-time rebalancing Transfer also occurs on the Transaction Date (a rebalancing Transfer that is not quarterly, semi-annual or annual), it will be counted as a separate and additional Transfer. See "Rebalancer" on page 31 for more details.

A Transfer generally will be priced and credited on the date the Request for Transfer is received by the Annuity Service Center at First GWL&A if received before 4:00 p.m. ET on any day we and the NYSE are open for business. Transfer Requests received after 4:00 p.m. ET will be effective on the next business day we and the NYSE are open for business. Under current tax law, there will not be any tax liability to you if you make a Transfer.

We will use reasonable procedures to confirm that instructions communicated by telephone, fax and Internet are genuine, such as:

•	requiring some form of personal identification prior to acting on instructions,
•	providing written confirmation of the transaction, and/or
•	tape recording the instructions given by telephone.

If we follow such procedures we will not be liable for any losses due to unauthorized or fraudulent instructions.
We reserve the right to suspend telephone, fax and/or Internet transaction privileges at any time, for some or all Contracts, and for any reason.

Transfers involving the Sub-Accounts will result in the purchase and/or cancellation of Accumulation Units having a total value equal to the dollar amount being Transferred. The purchase and/or cancellation of such units is made using the Variable Account Value as of the end of the valuation date on which the Transfer is effective.

Transfers among the Sub-Accounts may also be subject to certain terms and conditions imposed by the Portfolios that could result in a Transfer Request being rejected or the pricing for that Transfer delayed. Please review the respective Portfolio Prospectus for details on any Portfolio level restrictions.
When you make a Transfer from amounts in a Guarantee Period before the Guarantee Period Maturity Date, the amount Transferred may be subject to a Market Value Adjustment as discussed on page 27. If you Request in advance to Transfer amounts from a maturing Guarantee Period upon maturity, your Transfer will not count toward the 12 free Transfers and no Transfer fees will be charged.

Market Timing and Excessive Trading

The Contracts are intended for long-term investment and not for the purpose of market timing or excessive trading activity. Market timing activity may dilute the interests of Contract Owners in the underlying Portfolios. Market timing generally involves frequent or unusually large Transfers that are intended to take advantage of short-term fluctuations in the value of a Portfolio’s portfolio securities and the reflection of that change in the Portfolio’s share price. In addition, frequent or unusually large Transfers may harm performance by increasing Portfolio expenses and disrupting Portfolio management strategies. For example, excessive trading may result in forced liquidations of portfolio securities or cause the Portfolio to keep a relatively higher cash position, resulting in increased brokerage costs and lost investment opportunities.

We maintain procedures designed to prevent or minimize market timing and excessive trading (collectively, “prohibited trading”) by Owners. As part of those procedures, certain of the Portfolios have instructed us to perform standardized trade monitoring, while other Portfolios perform their own monitoring and request reports of the Owner's trading activity if prohibited trading is suspected. If an Owner’s trading activity is determined to constitute prohibited trading, as defined by the applicable Portfolio, First

GWL&A will notify the Owner that a trading restriction will be implemented if the Owner does not cease the prohibited trading. Some Portfolios may require that trading restrictions be implemented immediately without warning, in which case we will notify the Owner of the restriction imposed by the Portfolio(s), as applicable.

If a Portfolio determines, or, for Portfolios for which we perform trade monitoring, we determine based on the applicable Portfolio’s definition of prohibited trading, that the Owner continues to engage in prohibited trading, we will restrict the Owner from making Transfers into the identified Portfolio(s) for the period of time specified by the Portfolio(s). Restricted Owners will be permitted to make Transfers out of the identified Portfolio(s) to other available Portfolio(s). When the Portfolio’s restriction period has been met, the Owner will automatically be allowed to resume Transfers into the identified Portfolio(s).

For Portfolios that perform their own monitoring, the Series Account does not impose trading restrictions unless or until a Portfolio first detects and notifies us of prohibited trading activity. Accordingly, we cannot prevent all prohibited trading activity before it occurs, as it may not be possible to identify it unless and until a trading pattern is established. To the extent such Portfolios do not detect and notify us of prohibited trading or the trading restrictions we impose fail to curtail it, it is possible that a market timer may be able to make prohibited trading transactions with the result that the management of the Portfolios may be disrupted and the Owners may suffer detrimental effects such as increased costs, reduced performance, and dilution of their interests in the affected Portfolios.

We endeavor to ensure that our procedures are uniformly and consistently applied to all Owners, and we do not exempt any persons from these procedures. We do not enter into agreements with Owners whereby we permit prohibited trading. Subject to applicable state law and the terms of each Contract, we reserve the right without prior notice to modify, restrict, suspend or eliminate the Transfer privileges (including telephone Transfers) at any time, to require that all Transfer Requests be made by you and not by your designee, and to require that each Transfer Request be made by a separate communication to us. We also reserve the right to require that each Transfer Request be submitted in writing and be signed by you.

The Portfolios may have adopted their own policies and procedures with respect to frequent purchases and redemptions of their respective shares. The prospectuses for the Portfolios should describe any policies and procedures relating to restricting prohibited trading. The frequent trading policies and procedures of a Portfolio may be different, and more or less restrictive, than the frequent trading policies and procedures of other Portfolios and the policies and procedures we have adopted to discourage prohibited trading. For example, a Portfolio may impose a redemption fee. The Owner should also be aware that we are legally obligated to provide (at the Portfolios’ request) information about each amount you cause to be deposited into a Portfolio (including by way of premium payments and Transfers under your Contract) or removed from the Portfolio (including by way of withdrawals and Transfers under your Contract). If a Portfolio identifies you as having violated the Portfolio’s frequent trading policies and procedures, we are obligated, if the Portfolio requests, to restrict or prohibit any further deposits or exchanges by you in respect to that Portfolio. Under rules recently adopted by the SEC we are required to: (1) enter into a written agreement with each Portfolio or its principal underwriter that will obligate us to provide to the Portfolio promptly upon request certain information about the trading activity of individual Owners and (2) execute instructions from the Portfolio to restrict or prohibit further purchases or Transfers by specific Owners who violate the frequent trading policies established by the Portfolio. Accordingly, if you do not comply with any Portfolio’s frequent trading policies and procedures, you may be prohibited from directing any additional amounts into that Portfolio or directing any Transfers or other exchanges involving that Portfolio. You should review and comply with each Portfolio’s frequent trading policies and procedures, which are disclosed in the Portfolios’ current prospectuses.

We may revise our market timing and excessive trading policy and related procedures at our sole discretion, at any time and without prior notice, as we deem necessary or appropriate to comply with state or federal regulatory requirements or to impose additional or alternative restrictions on Owners engaging in prohibited trading. In addition, our orders to purchase shares of the Portfolios are generally subject to acceptance by the Portfolio, and in some cases a Portfolio may reject or reverse our purchase order. Therefore, we reserve the right to reject any Owner’s Transfer Request if our order to purchase shares of the Portfolio is not accepted by, or is reversed by, an applicable Portfolio.

You should note that other insurance companies and retirement plans may also invest in the Portfolios and that those companies or plans may or may not have their own policies and procedures on frequent Transfers. You should also know that the purchase and redemption orders received by the Portfolios generally are “omnibus” orders from intermediaries such as retirement plans or separate accounts funding variable insurance contracts. Omnibus orders reflect the aggregation and netting of multiple orders from individual retirement plan Owners and/or individual owners of variable insurance contracts. The nature of such orders may limit the Portfolios’ ability to apply their respective frequent trading policies and procedures. As a result, there is a risk that the Portfolios may not be able to detect potential prohibited trading activities in the omnibus orders they receive. We cannot guarantee that the Portfolios will not be harmed by Transfer activity relating to the retirement plans and/or other insurance companies that invest in the Portfolios. If the policies and procedures of other insurance companies or retirement plans fail to successfully discourage frequent Transfer activity, it may affect the value of your investments in the Portfolios. In addition, if a Portfolio believes that an omnibus order we submit may reflect one or more Transfer Requests from an Owner engaged in frequent Transfer activity, the Portfolio may reject the entire omnibus order and thereby interfere with our ability to satisfy your Request even if you have not made frequent Transfers. For Transfers into more than one investment option, we may reject or reverse the entire Transfer Request if any part of it is not accepted by or is reversed by a Portfolio.

Automatic Custom Transfers

Dollar Cost Averaging

You may arrange for systematic Transfers from any open Sub-Account to any other open Sub-Account. (Transfers into closed Sub-Accounts are not permitted.) These systematic Transfers may be used to Transfer values from the Schwab Money Market Sub-Account to other Sub-Accounts as part of a dollar cost averaging strategy. Dollar cost averaging allows you to buy more units when the price is low and fewer units when the price is high. Over time, your average cost per unit may be less than if you invested all your money at one time. However, dollar cost averaging does not assure a greater profit, or any profit, and will not prevent or necessarily alleviate losses in a declining market. There is no charge for participating in dollar cost averaging.

You can set up automatic dollar cost averaging on a monthly, quarterly, semi-annual or annual basis. Your Transfer will be initiated on the Transaction Date one frequency period following the date of the Request. For example, if you Request quarterly Transfers on January 9th, your first Transfer will be made on April 9th and every three months on the 9th thereafter. Transfers will continue on that same day each interval unless terminated by you or for other reasons as set forth in the Contract.

How dollar cost averaging works:

Month	Contribution	Units Purchased	Price per unit
Jan.	$250	10	$25.00
Feb.	250	12	20.83
Mar.	250	20	12.50
Apr.	250	20	12.50
May	250	15	16.67
June	250	12	20.83
Average market value per unit $18.06 Investor's average cost per unit $16.85

In the chart above, if all units had been purchased at one time at the highest unit value of $25.00, only 60 units could have been purchased with $1,500. By contributing smaller amounts over time, dollar cost averaging allowed 89 units to be purchased with $1500 at an average unit price of $16.85. This investor purchased 29 more units at $1.21 less per unit than the average market value per unit of $18.06.

If there are insufficient funds in the applicable Sub-Account on the date your Transfer is scheduled, your Transfer will not be made. However, your dollar cost averaging Transfers will resume once there are sufficient funds in the applicable Sub-Account. Dollar cost averaging will terminate automatically when you start taking payouts from the annuity. Dollar cost averaging Transfers are not included in the twelve free Transfers allowed in a calendar year.

Dollar cost averaging Transfers must meet the following conditions:

•	The minimum amount that can be Transferred out of the selected Sub-Account is $100, and
•

You must: (1) specify the dollar amount to be Transferred, (2) designate the Sub-Account(s) to which the Transfer will be made, and (3) designate the percent of the dollar amount to be allocated to each Sub-Account into which you are Transferring money. The Accumulation Unit values will be determined on the Transfer date.

You may not participate in dollar cost averaging and rebalancer at the same time.

First GWL&A reserves the right to modify, suspend or terminate dollar cost averaging at any time.

Rebalancer

Over time, variations in each Sub-Account's investment results will change your asset allocation plan percentages. Rebalancer allows you to automatically reallocate your Variable Account Value to maintain your desired asset allocation. Participation in rebalancer does not assure a greater profit, or any profit, nor will it prevent or necessarily alleviate losses in a declining market.

There is no charge for participating in rebalancer.

How rebalancer works:

Suppose you purchased your annuity by allocating 60% of your initial contribution to stocks; 30% to bonds and 10% to cash equivalents as in this pie chart:

Now assume that stock portfolios outperform bond portfolios and cash equivalents over a certain period of time. Over this period, the unequal performance may alter the asset allocation of the above hypothetical plan to look like this:

Rebalancer automatically reallocates your Variable Account Value to maintain your desired asset allocation. In this example, the portfolio would be reallocated back to 60% in stocks; 30% in bonds; 10% in cash equivalents.

You can set up rebalancer as a one-time Transfer or on a quarterly, semi-annual or annual basis. If you select to rebalance only once, the Transfer will take place on the Transaction Date of the Request. One-time rebalancer Transfers count toward the 12 free Transfers allowed in a calendar year.

If you select to rebalance on a quarterly, semi-annual or annual basis, the first Transfer will be initiated on the Transaction Date one frequency period following the date of the Request. For example, if you request quarterly Transfers on January 9th, your first Transfer will be made on April 9th and every three months on the 9th thereafter. Transfers will continue on that same day each interval unless terminated by you or for other reasons as set forth in the Contract. Quarterly, semi-annual and annual Transfers will not count toward the 12 free Transfers.

On the Transaction Date for the specified Request, assets will be automatically reallocated to the Sub-Accounts you selected. The rebalancer option will terminate automatically when you start taking payouts from the Contract.

You may not participate in dollar cost averaging and rebalancer at the same time.

Withdrawals

You may withdraw all or part of your Annuity Account Value at any time during the life of the Annuitant and prior to the Annuity Commencement Date by submitting a written withdrawal Request to the Annuity Service Center at First GWL&A.  Withdrawals are not permitted by telephone, fax or Internet.

Withdrawals are subject to the rules below and federal or state laws, fules or regulations may also apply.  The amount payable to you if you surrender your Contract is your Annuity Account Value with any applicable Market Value Adjustment on the effective date of the withdrawal, less any applicable Premium Tax.  No withdrawals may be made after the Annuity Commencement Date.

If you Request a partial withdrawal, your Annuity Account Value will be reduced by the dollar amount withdrawn.  A Market Value Adjustment may apply.  Market Value Adjustments are discussed on page 27.

Partial withdrawals are unlimited. However, you must specify the Sub-Account(s) or Guarantee Period(s) from which the withdrawal is to be made. After any partial withdrawal, if your remaining Annuity Account Value is less than $2,000, then a full surrender may be required. The minimum partial withdrawal (before application of the MVA) is $500.

The following terms apply to withdrawals:

•	Partial withdrawals or surrenders are not permitted after the Annuity Commencement Date,
•	If a partial withdrawal is made within 30 days of the Annuity Commencement Date, First GWL&A may delay the Annuity Commencement Date by 30 days, and
•	A partial withdrawal or surrender will be effective upon the Transaction Date.

A partial withdrawal or surrender from amounts in a Guarantee Period may be subject to the Market Value Adjustment provisions, and the Guarantee Period Fund provisions of the Contract. Withdrawal Requests must be in writing with your original signature. If your instructions are not clear, your Request will be denied and no surrender or partial withdrawal will be processed.

After a withdrawal of all of your Annuity Account Value, or at any time that your Annuity Account Value is zero, all your rights under the Contract will terminate.

Tax consequences of withdrawals are detailed below, but you should consult a competent tax advisor prior to authorizing a withdrawal from your Annuity Account Value.

Partial Withdrawals to Pay Investment Manager or Financial Advisor Fees

You may Request partial withdrawals from your Annuity Account Value and direct us to remit the amount withdrawn directly to your designated investment manager or financial advisor (collectively "Consultant"). A withdrawal Request for this purpose must meet the $500 minimum withdrawal requirements and comply with all terms and conditions applicable to partial withdrawals, as described above. Tax consequences of withdrawals are detailed below, but you should consult a competent tax advisor prior to authorizing a withdrawal from your Annuity Account Value to pay Consultant fees.

Tax Consequences of Withdrawals

Withdrawals made for any purpose may be taxable—including payments made by us directly to your Consultant.
In addition, the Code may require us to withhold federal income taxes from withdrawals and report such withdrawals to the IRS. If you Request partial withdrawals, including partial withdrawals to pay Consultant fees, your Annuity Account Value will be reduced by the sum of the withdrawals paid and the related withholding.
You may elect, in writing, to have us not withhold federal income tax from withdrawals, unless withholding is mandatory for your Contract. If you are younger than 59½, the taxable portion of any withdrawal is generally considered to be an early withdrawal and is subject to an additional federal penalty tax of 10%.

Some states also require withholding for state income taxes. For details about withholding, please see "Federal Tax Matters" on page 40.

Telephone and Internet Transactions

You may also make Transfer Requests by telephone, fax and/or Internet. Transfer Requests received before 4:00 p.m. ET on any day we and the NYSE are open will be priced and credited on that day at that day's unit value. Those received after 4:00 p.m. ET will be priced and credited on the next business day we and the NYSE are open for business, at that day's unit value.

We will use reasonable procedures to confirm that instructions communicated by telephone, fax and Internet are genuine, such as:

•	requiring some form of personal identification prior to acting on instructions,
•	providing written confirmation of the transaction, and/or
•	tape recording the instructions given by telephone.

If we follow such procedures we will not be liable for any losses due to unauthorized or fraudulent instructions.

We reserve the right to suspend telephone, fax and/or Internet transaction privileges at any time, for some or all Contracts, and for any reason. Withdrawals are not permitted by telephone, fax or Internet.

Death Benefit

Before the Annuity Commencement Date, the Death Benefit, if any, for Contracts issued on or after April 30, 2004 will be equal to the greater of:

•	the Annuity Account Value with an MVA, if applicable, as of the date the Request for payout is received, less any Premium Tax, or
•	the sum of Contributions, less Proportional Withdrawals, less any Premium Tax.

The Death Benefit, if any, for Contracts issued prior to April 30, 2004, will be equal to the greater of:

•	the Annuity Account Value with an MVA, if applicable, as of the date a Request for payout is received, less any Premium Tax, or
•	the sum of Contributions, less partial withdrawals and/or periodic withdrawals, less any Premium Tax.

Proportional Withdrawals (effective for Contracts issued on or after April 30, 2004) are withdrawals, if any, made by you, whether partial or periodic, which reduces your Annuity Account Value as measured as a percentage of each prior withdrawal against the current Annuity Account Value. Proportional Withdrawals are determined by calculating the percentage of your Annuity Account Value that each prior withdrawal represented when the withdrawal was made. For example, a partial withdrawal of 75% of the Annuity Account Value will be considered a 75% reduction in the total Contributions.

For example, in a rising market, where an Owner contributed $100,000 which increased to $200,000 due to market appreciation and then withdrew $150,000, the new balance is $50,000 and the Proportional Withdrawal is 75% ($150,000/$200,000 = 75%). This 75% Proportional Withdrawal is calculated against the total Contribution amount of $100,000 for a Death Benefit equal to the greater of the Annuity Account Value ($50,000) or total Contributions reduced by 75% ($100,000 reduced by 75%, or $25,000). Here, the Death Benefit would be $50,000.

Separately, if the Owner withdrew $50,000, or 25% of the Annuity Account Value, for a new balance of $150,000, the Death Benefit remains the greater of the Annuity Account Value ($150,000) or total Contributions reduced by the Proportional Withdrawal calculation ($100,000 reduced by 25%, or $75,000). Here, the Death Benefit is $150,000.

If the Owner withdraws an additional $50,000, this represents an additional Proportional Withdrawal of 33% ($50,000/$150,000 = 33%). The Death Benefit is now equal to the greater of the Annuity Account Value ($100,000) or total Contributions reduced by all the Proportional Withdrawal calculations ($100,000 reduced by 25%, or $75,000, and then reduced by 33%, or $24,750, to equal $50,250). Here, the Death Benefit is $100,000.

In a declining market, where an Owner contributed $100,000 which declined in value due to market losses to $50,000, and the Owner then withdrew $40,000, or 80% of Annuity Account Value, the result is a new account balance of $10,000. When applying Proportional Withdrawals, here 80%, the Death Benefit is the greater of the Annuity Account Value ($10,000) or total Contributions reduced by the Proportional Withdrawal calculation ($100,000 reduced by 80%, or $20,000). Here the Death Benefit is $20,000.

The Death Benefit will become payable following our receipt of the Beneficiary's claim in good order. When an Owner or the Annuitant dies before the Annuity Commencement Date and a Death Benefit is payable to a Beneficiary, the Death Benefit proceeds will remain invested according to the allocation instructions given by the Owner(s) until new allocation instructions are requested by the Beneficiary or until the Death Benefit is actually paid to the Beneficiary.

The amount of the Death Benefit will be determined as of the date payouts begin. However, on the date a payout option is processed, the Variable Account Value will be Transferred to the Schwab Money Market Sub-Account unless the Beneficiary elects otherwise.

Subject to the distribution rules below, payout of the Death Benefit may be made as follows:

Variable Account Value

•	payout in a single sum, or
•	payout under any of the variable annuity options provided under this Contract.

Fixed Account Value

•	payout in a single sum that may be subject to a Market Value Adjustment, or
•	payout under any of the annuity options provided under this Contract that may be subject to a Market Value Adjustment.

Any payment within 6 months of the Guarantee Period Maturity Date will not be subject to a Market Value Adjustment. In any event, no payout of benefits provided under the Contract will be allowed that does not satisfy the requirements of the Code and any other applicable federal or state laws, rules or regulations.

Beneficiary

You may select one or more Beneficiaries. If more than one Beneficiary is selected, they will share equally in any Death Benefit payable unless you indicate otherwise. You may change the Beneficiary any time before the Annuitant's death.

A change of Beneficiary will take effect as of the date the Request is processed by the Annuity Service Center at First GWL&A, unless a certain date is specified by the Owner. If the Owner dies before the Request is processed, the change will take effect as of the date the Request was made, unless we have already made a payout or otherwise taken action on a designation or change before receipt or processing of such Request. A Beneficiary designated irrevocably may not be changed without the written consent of that Beneficiary, except as allowed by law.

The interest of any Beneficiary who dies before the Owner or the Annuitant will terminate at the death of the Beneficiary. The interest of any Beneficiary who dies at the time of, or within 30 days after the death of an Owner or the Annuitant, will also terminate if no benefits have been paid to such Beneficiary, unless the Owner otherwise indicates by Request. The benefits will then be paid as though the Beneficiary had died before the deceased Owner or Annuitant. If no Beneficiary survives the Owner or Annuitant, as applicable, we will pay the Death Benefit proceeds to the Owner’s estate.

If the Beneficiary is not the Owner's surviving spouse, she/he may elect, not later than one year after the Owner's date of death, to receive the Death Benefit in a single sum or under any of the variable options available under the Contract, and for a Contract issued prior to January 1, 2006 with Fixed Account Value, under any of the fixed annuity options available under the Contract, provided that:

•	such annuity is distributed in substantially equal installments over the life or life expectancy of the Beneficiary or over a period not extending beyond the life expectancy of the Beneficiary, and
•	such distributions begin not later than one year after the Owner's date of death.

If an election is not received by First GWL&A from a non-spouse Beneficiary or substantially equal installments begin later than one year after the Owner's date of death, then the entire amount must be distributed within five years of the Owner's date of death. The Death Benefit will be determined as of the date the payouts begin.

If a corporation or other non-individual entity is entitled to receive benefits upon the Owner's death, the Death Benefit must be completely distributed within five years of the Owner's date of death.

Distribution of Death Benefit

Death of Annuitant

Upon the death of the Annuitant while the Owner is living, and before the Annuity Commencement Date, we will pay the Death Benefit to the Beneficiary unless there is a Contingent Annuitant.

Contingent Annuitant

While the Annuitant is living, and at least 30 days prior to the Annuity Commencement Date you may, by Request, designate or change a Contingent Annuitant from time to time. A change of Contingent Annuitant will take effect as of the date the request is processed at the Annuity Service Center at First GWL&A, unless a certain date is specified by the Owner(s). Please note, you are not required to designate a Contingent Annuitant.

If a Contingent Annuitant was named by the Owner(s) prior to the Annuitant's death, and the Annuitant dies before the Annuity Commencement Date while the Owner and Contingent Annuitant are living, no Death Benefit will be payable and the Contingent Annuitant will become the Annuitant.

If the Annuitant dies after the Annuity Commencement Date and before the entire interest has been distributed, any benefit payable must be distributed to the Beneficiary at least as rapidly as under the payout option which was in effect on the Annuitant's date of death.

If the deceased Annuitant is an Owner, or if a corporation or other non-individual is an Owner, the death of the Annuitant will be treated as the death of an Owner and the Contract will be subject to the "Death of Owner" provisions described below.

Death of Owner Who Is Not the Annuitant

If there is a Joint Owner who is the surviving spouse and the Beneficiary of the deceased Owner, the Joint Owner becomes the Owner and Beneficiary and the Death Benefit will be paid to the Joint Owner unless the Joint Owner elects to continue the Contract in force.

If the Owner dies after the Annuity Commencement Date and before the entire interest has been distributed while the Annuitant is living, any benefit payable will continue to be distributed to the Annuitant as rapidly as under the payout option applicable on the Owner's date of death. All rights granted the Owner under the Contract will pass to any surviving Joint Owner and, if none, to the Annuitant.

In all other cases, we will pay the Death Benefit to the Beneficiary even if a Joint Owner (who was not the Owner's spouse on the date of the Owner's death) and/or the Contingent Annuitant are alive at the time of the Owner's death, unless the sole Beneficiary is the deceased Owner's surviving spouse who may elect to become the Owner and Annuitant and to continue the Contract in force.

Death of Owner Who Is the Annuitant

If there is a Joint Owner who is the surviving spouse of the deceased Owner and a Contingent Annuitant, the Joint Owner becomes the Owner and the Beneficiary, the Contingent Annuitant will become the Annuitant, and the Contract will continue in force.

If there is a Joint Owner who is the surviving spouse and the Beneficiary of the deceased Owner but no Contingent Annuitant, the Joint Owner will become the Owner, Annuitant and Beneficiary and may elect to take the Death Benefit or continue the Contract in force.

In all other cases, we will pay the Death Benefit to the Beneficiary, even if a Joint Owner (who was not the Owner's spouse on the date of the Owner's death), Annuitant and/or Contingent Annuitant are alive at the time of the Owner's death, unless the sole Beneficiary is the deceased Owner's surviving spouse who may elect to become the Owner and Annuitant and to continue the Contract in force.

Charges and Deductions

No amounts will be deducted from your Contributions, except for any applicable Premium Tax. As a result, the full amount of your Contributions (less any applicable Premium Tax) is invested in the Contract.
As more fully described below, charges under the Contract are assessed only as deductions from your Variable Account Value for:

•	Premium Tax, if applicable,
•	Certain Transfers,
•	a Contract Maintenance Charge, and
•	charges against your Variable Account Value for our assumption of mortality and expense risks.

Mortality and Expense Risk Charge

We deduct a mortality and expense risk charge from your Variable Account Value at the end of each valuation period to compensate us for bearing certain mortality and expense risks under the Contract. This is a daily charge equal to an effective annual rate of 0.85%. We guarantee that this charge will never increase beyond 0.85%.

The mortality and expense risk charge is reflected in the unit values of each of the Sub-Accounts you have selected. Thus, this charge will continue to be applicable should you choose a variable annuity payout option or the periodic withdrawal option.

Annuity Account Values and annuity payouts are not affected by changes in actual mortality experience incurred by us. The mortality risks assumed by us arise from our contractual obligations to make annuity payouts determined in accordance with the annuity tables and other provisions contained in the Contract. This means that you can be sure that neither the Annuitant's longevity nor an unanticipated improvement in general life expectancy will adversely affect the annuity payouts under the Contract.

We bear substantial risk in connection with the Death Benefit before the Annuity Commencement Date.

The expense risk assumed is the risk that our actual expenses in administering the Contracts and the Series Account will be greater than we anticipated.

If the mortality and expense risk charge is insufficient to cover actual costs and risks assumed, the loss will fall on us. If this charge is more than sufficient, any excess will be profit to us. Currently, we expect a profit from this charge. Our expenses for distributing the Contracts will be borne by our general assets, including any profits from this charge.

Contract Maintenance Charge

We currently deduct a $25 annual contract maintenance charge from the Annuity Account Value on each Contract anniversary date for accounts under $50,000 as of such anniversary date. This charge partially covers our costs for administering the Contracts and the Series Account. Once you have started receiving payouts from the annuity, this charge will stop unless you choose the periodic withdrawal option.

The contract maintenance charge is deducted from the portion of your Annuity Account Value allocated to the Schwab Money Market Sub-Account. If the portion of your Annuity Account Value in this Sub-Account is not sufficient to cover the contract maintenance charge, then the charge or any portion of it will be deducted on a pro rata basis from all your Sub-Accounts with current value. If the entire Annuity Account is held in the Guarantee Period Fund or there are not enough funds in any Sub-Account to pay the entire charge, then the contract maintenance charge will be deducted on a pro rata basis from amounts held in all Guarantee Periods. There is no MVA on amounts deducted from a Guarantee Period for the contract maintenance charge.

The contract maintenance charge is currently waived for Contracts with an Annuity Account Value of at least $50,000 on the applicable Contract anniversary date. If your Annuity Account Value falls below $50,000, the contract maintenance charge will be reinstated until an anniversary date on which such time as your Annuity Account Value is equal to or greater than $50,000. We do not expect a profit from amounts received from the contract maintenance charge.

Transfer Fees

There will be a $10 charge for each Transfer in excess of 12 Transfers in any calendar year. We do not expect a profit from the Transfer fee.

Expenses of the Portfolios

The values of the assets in the Sub-Accounts reflect the values of the Sub-Accounts' respective Portfolio shares and therefore the fees and expenses paid by each Portfolio. Some of the Portfolios' investment advisers or administrators may compensate us for providing administrative services in connection with the Portfolios or cost savings experienced by the investment advisers or administrators of the Portfolios. Such compensation is typically a percentage of the value of the assets invested in the relevant Sub-Accounts and generally may range up to 0.35% annually of net assets. GWFS may also receive Rule 12b-1 fees (ranging up to 0.25% annually of net assets) directly from certain Portfolios for providing distribution related services related to shares of the Portfolios offered in connection with a Rule 12b-1 plan. If GWFS receives 12b-1 fees, combined compensation for administrative and distribution related services generally ranges up to 0.60% annually of the assets invested in the relevant Sub-Accounts.

Premium Tax

We may be required to pay state Premium Taxes or retaliatory taxes in connection with Contributions or values under the Contracts. As of May 1, 2009, the State of New York does not charge Premium Taxes and no deductions will be made. Should applicable New York law subsequently be changed, we may deduct charges for the Premium Taxes we incur with respect to your Contributions, from amounts withdrawn, or from amounts applied on the Payout Commencement Date.

Other Taxes

Under present laws, we will incur state or local taxes (in addition to the Premium Tax described above) in New York. No charges are currently deducted for taxes other than Premium Tax. However, we reserve the right to deduct charges in the future for federal, state, and local taxes or the economic burden resulting from the application of any tax laws that we determine to be attributable to the Contract.

Payout Options

During the Distribution Period, you can choose to receive payouts through periodic withdrawals, variable annuity payouts or in a single sum payment, and for a Contract issued prior to January 1, 2006, with Fixed Account Value, you can choose to receive payouts under fixed annuity options available under the Contract. The Payout Commencement Date must be for a Contract issued prior to January 1, 2006, at least one year and for a Contract issued on or after January 3, 2006, 13 months, after the Effective Date of the Contract. If you do not select a Payout Commencement Date, payouts will begin for a Contract issued prior to January 1, 2006, on the first day of the month of the Annuitant's 90th birthday and for a Contract issued on or after January 3, 2006, on the Annuitant's 90th birthday.

You may change the Payout Commencement Date within 30 days prior to commencement of payouts or your Beneficiary may change it upon the death of the Owner.

If this is an IRA, payouts which satisfy the minimum distribution requirements of the Code must begin no later than April 1 of the calendar year following the calendar year in which you become age 70½.

Periodic Withdrawals

You may Request that all or part of the Annuity Account Value be applied to a periodic withdrawal option. The amount applied to a periodic withdrawal is the Annuity Account Value with any applicable MVA, less Premium Tax, if any.

In requesting periodic withdrawals, you must elect:

•	The withdrawal frequency of 1-, 3-, 6- or 12-month intervals,
•	A minimum withdrawal amount of at least $100,
•	The calendar day of the month on which withdrawals will be made, and
•	One of the periodic withdrawal payout options discussed below— you may change the withdrawal option and/or the frequency once each calendar year.

Your withdrawals may be prorated across the Guarantee Period Fund, if applicable, and the Sub-Accounts in proportion to their assets. Or, they can be made specifically from the Guarantee Period Fund and specific Sub-Account(s) until they are depleted. Then, we will automatically prorate the remaining withdrawals against any remaining Guarantee Period Fund and Sub-Account assets unless you request otherwise.

While periodic withdrawals are being received:

•	You may continue to exercise all contractual rights, except that no Contributions may be made,
•	A Market Value Adjustment, if applicable, will be assessed for periodic withdrawals from Guarantee Periods made six or more months prior to their Guarantee Period Maturity Date,
•	You may keep the same Sub-Accounts as you had selected before periodic withdrawals began,
•	Charges and fees under the Contract continue to apply,
•	Maturing Guarantee Periods renew into the Schwab Money Market Sub-Account.

Periodic withdrawals will cease on the earlier of the date:

•	The amount elected to be paid under the option selected has been reduced to zero,
•	The Annuity Account Value is zero,
•	You Request that withdrawals stop,
•	You purchase an annuity option, or
•	The Owner or the Annuitant dies.

If you choose to receive payouts from your Contract through periodic withdrawals, you may select from the following payout options:

Income for a specified period (at least 36 months)—You elect the length of time over which withdrawals will be made.  The amount paid will vary based on the duration you choose.

Income of a specified amount (at least 36 months)—You elect the dollar amount of the withdrawals.  Based on the amount elected, the duration may vary.

Interest only—Your withdrawals will be based on the amount of interest credited to the Guarantee Period Fund between withdrawals.  Available only if 100% of your Account Value is invested in the Guarantee Period Fund.

Minimum distribution—If you are using this Contract as an IRA, you may request minimum distributions as specified under Code Section 401(a)(9).

Any other form of periodic withdrawal acceptable to us which is for a period of at least 36 months.

If periodic withdrawals stop, you may resume making Contributions. However, we may limit the number of times you may restart a periodic withdrawal program.

Periodic withdrawals made for any purpose may be taxable, subject to withholding and to the 10% federal penalty tax if you are younger than age 59½. IRAs are subject to complex rules with respect to restrictions on and taxation of distributions, including penalty taxes.

In accordance with the provisions outlined in this section, you may request a periodic withdrawal to remit fees paid to your Consultant. There may be income tax consequences to any periodic withdrawal made for this purpose. Please see "Withdrawals" and “Federal Tax Matters” on pages 40.

Annuity Payouts

You can choose the Annuity Commencement Date either when you purchase the Contract or at a later date. The date you choose must be for a Contract issued prior to January 1, 2006, at least one year and for a Contract issued on or after January 3, 2006, 13 months, after the Effective Date of the Contract. If you do not select an Annuity Commencement Date, payouts will begin for a Contract issued prior to January 1, 2006, on the first day of the month of the Annuitant's 90th birthday and for a Contract issued on or after January 3, 2006, on the Annuitant's 90th birthday. You can change your selection at any time up to 30 days before the Annuity Commencement Date you selected.

If you have not elected a payout option within 30 days of the Annuity Commencement Date, the portion of your Annuity Account Value held in your Fixed Account will be paid out as a fixed life annuity with a guarantee period of 20 years. The Annuity Account Value held in the Sub-Account(s) will be paid out as a variable life annuity with a guarantee period of 20 years.

If you choose to receive variable annuity payouts from your Contract, you may select from the following payout options:

Variable life annuity with guaranteed period—This option provides for monthly payouts during a guaranteed period or for the lifetime of the Annuitant, whichever is longer. The guaranteed period may be 5, 10, 15 or 20 years.

Variable life annuity—This option provides for monthly payouts during the lifetime of the Annuitant. The annuity terminates with the last payout due prior to the death of the Annuitant. Since no minimum number of payouts is guaranteed, this option may offer the maximum level of monthly payouts. It is possible that only one payout may be made if the Annuitant died before the date on which the second payout is due.

The amount to be paid out is the Annuity Account Value on the Annuity Commencement Date. The minimum amount that may be withdrawn from the Annuity Account Value to purchase an annuity payout option is $2,000 with a Market Value Adjustment, if applicable. If after the Market Value Adjustment, your Annuity Account Value is less than $2,000, we may pay the amount in a single sum subject to the Contract provisions applicable to a partial withdrawal.

Under an annuity payout option, you can receive payouts monthly, quarterly, semi-annually or annually in payments which must be at least $50. We reserve the right to make payouts using the most frequent payout interval which produces a payout of at least $50.

If you elect to receive a single sum payment, the amount paid is the Surrender Value.

Amount of First Variable Payout

The first payout under a variable annuity payout option will be based on the value of the amounts held in each Sub-Account you have selected on the fifth valuation date preceding the Annuity Commencement Date. It will be determined by applying the appropriate rate to the amount applied under the payout option. The rate set by Contract and applied reflects an assumed investment return (“AIR”) of 5%.

For annuity options involving life income, the actual age and the year in which annuitization commences and/or gender of the Annuitant will affect the amount of each payout. We reserve the right to ask for satisfactory proof of the Annuitant's age. We may delay annuity payouts until satisfactory proof is received. Since payouts to older Annuitants are expected to be fewer in number, the amount of each annuity payout under a selected annuity form will be greater for older Annuitants than for younger Annuitants.

If the age or gender of the Annuitant has been misstated, the payouts established will be made on the basis of the correct age or gender. If payouts were too large because of misstatement, the difference with interest may be deducted by us from the next payout or payouts. If payouts were too small, the difference with interest may be added by us to the next payout.

This interest is at an annual effective rate which will not be less than the Contractual Guarantee of a Minimum Rate of Interest.

Variable Annuity Units

The number of Annuity Units paid for each Sub-Account is determined by dividing the amount of the first monthly payout by its Annuity Unit value on the fifth valuation date preceding the date the first payout is due. The number of Annuity Units used to calculate each payout for a Sub-Account remains fixed during the Annuity Payout Period.

Amount of Variable Payouts After the First Payout

Payouts after the first will vary depending upon the investment performance of the Sub-Accounts. Your payments will increase in amount over time if the Sub-Account(s) you select earn more than the 5% AIR. Likewise, your payments will decrease in amount over time if the Sub-Account(s) you select earn less than the 5% AIR. The subsequent amount paid from each Sub-Account is determined by multiplying (a) by (b) where (a) is the number of Sub-Account Annuity Units to be paid and (b) is the Sub-Account Annuity Unit value on the fifth valuation date preceding the date the annuity payout is due. The total amount of each variable annuity payout will be the sum of the variable annuity payouts for each Sub-Account you have selected. We guarantee that the dollar amount of each payout after the first will not be affected by variations in expenses or mortality experience.

Transfers After the Variable Annuity Commencement Date

Once annuity payouts have begun, no Transfers may be made from a fixed annuity payout option to a variable annuity payout option. However, for variable annuity payout options, Transfers may be made within the variable annuity payout option among the available Sub-Accounts. Transfers after the Annuity Commencement Date will be made by converting the number of Annuity Units being Transferred to the number of Annuity Units of the Sub-Account to which the Transfer is made. The result will be that the next annuity payout, if it were made at that time, would be the same amount that it would have been without the Transfer. Thereafter, annuity payouts will reflect changes in the value of the new Annuity Units.

For a Contract with Fixed Account Value you can choose to receive fixed annuity payouts from your Contract. You may select from the following payout options:

•	Income of specified amount—The amount applied under this option may be paid in equal annual, semi-annual, quarterly or monthly installments in the dollar amount elected for not more than 240 months,
•	Income for a specified period—Payouts are paid annually, semi-annually, quarterly or monthly, as elected, for a selected number of years not to exceed 240 months,
•	Fixed life annuity with guaranteed period—This option provides monthly payouts during a guaranteed period or for the lifetime of the Annuitant, whichever is longer. The guaranteed period may be 5, 10, 15 or 20 years,
•	Fixed life annuity—This option provides for monthly payouts during the lifetime of the Annuitant. The annuity ends with the last payout due prior to the death of the Annuitant. Since no minimum number of payouts is guaranteed, this option may offer the maximum level of monthly payouts. It is possible that only one payout may be made if the Annuitant died before the date on which the second payout is due, or
•	Any other form of a fixed annuity acceptable to us.

Other Restrictions

Once payouts start under the annuity payout option you select:

•	no changes can be made in the payout option,
•	no additional Contributions will be accepted under the Contract, and
•	no further withdrawals, other than withdrawals made to provide annuity benefits, will be allowed.

A portion or the entire amount of the annuity payouts may be taxable as ordinary income. If, at the time the annuity payouts begin, we have not received a proper written election not to have federal income taxes withheld, we must by law withhold such taxes from the taxable portion of such annuity payouts and remit that amount to the federal government (an election not to have taxes withheld is not permitted for certain distributions from qualified contracts). State income tax withholding may also apply. Please see "Federal Tax Matters" on page 40 for details.

Annuity IRAs

The annuity date and options available for IRAs may be controlled by endorsements, the plan documents, or applicable law.

Under the Code, a Contract purchased and used in connection with an IRA or with certain other plans qualifying for special federal income tax treatment is subject to complex “minimum distribution” requirements. Under a minimum distribution plan, distributions must begin by a specific date and the entire interest of the plan participant must be distributed within a certain specified period of time. The application of the minimum distribution requirements vary according to your age and other circumstances.

Seek Tax Advice

The following discussion of the federal income tax consequences is only a brief summary and is not intended as tax advice. The federal income tax consequences discussed here reflect our understanding of current law and the law may change. Federal estate tax consequences and state and local estate, inheritance, and other tax consequences of ownership or receipt of distributions under a Contract depend on your individual circumstances or the circumstances of the person who receives the distribution.

A tax advisor should be consulted for further information.

Federal Tax Matters

The following discussion is a general description of the federal income tax considerations relating to the Contracts and is not intended as tax advice. This discussion assumes that the Contract qualifies as an annuity contract for federal income tax purposes. This discussion is not intended to address the tax consequences resulting from all situations. If you are concerned about the tax implications relating to the ownership or use of the Contract, you should consult a competent tax advisor before initiating any transaction.

This discussion is based upon our understanding of the present federal income tax laws as they are currently interpreted by the IRS. No representation is made as to the likelihood of the continuation of the present federal income tax laws or of the current interpretation by the IRS. Moreover, no attempt has been made to consider any applicable state or other tax laws.
Only prior to January 1, 2006, could the Contract be purchased on a non-tax qualified basis ("Non-Qualified Contract") or purchased as an individual retirement annuity ("Annuity IRA"). On or after January 1, 2006, only Non-Qualified Contracts may be purchased.

The ultimate effect of federal income taxes on the amounts held under a Contract, on annuity payouts, and on the economic benefit to you, the Annuitant, or the Beneficiary may depend on the type of Contract, and on the tax status of the individual concerned.

Because tax laws, rules and regulations are constantly changing, we do not make any guarantees about the Contract's tax status.

Certain requirements must be satisfied in purchasing an Annuity IRA and receiving distributions from an Annuity IRA in order to continue receiving favorable tax treatment. As a result, purchasers of Annuity IRAs should seek competent legal and tax advice regarding the suitability of the Contract for their situation, the applicable requirements and the tax treatment of the rights and benefits of the Contract. The following discussion assumes that an Annuity IRA is purchased with proceeds and/or Contributions that qualify for the intended special federal income tax treatment.

Taxation of Annuities

Section 72 of the Code governs the taxation of the Contracts. You, as a "natural person," will generally not be taxed on increases, if any, to your Annuity Account Value until a distribution of all or part of the Annuity Account Value occurs (for example, a withdrawal or annuity payout under an annuity payout option). However, an assignment, pledge, or agreement to assign or pledge any portion of the Annuity Account Value of a Non-Qualified Contract will be treated as a distribution of such portion. An Annuity IRA may not be assigned as collateral. The taxable portion of a distribution (in the form of a single sum payout or an annuity) is taxable as ordinary income.

As a general rule, if the Non-Qualified Contract is owned by an entity that is not a natural person (for example, a corporation or certain trusts), the Contract will not be treated as an annuity contract for federal tax purposes. Such an Owner generally must include in income any increase in the excess of the Annuity Account Value over the "investment in the Contract" (discussed below) during each taxable year. The general rule does not apply, however, where the non-natural person is only the nominal Owner of a Contract and a beneficial Owner is a natural person. The rule also does not apply where:

•	The annuity Contract is acquired by the estate of a decedent,
•	The Contract is an Annuity IRA,
•	The Contract is a qualified funding asset for a structured settlement,
•	The Contract is purchased on behalf of an employee upon termination of a qualified plan, or
•	The Contract is an immediate annuity.

The following discussion generally applies to a Contract owned by a natural person.

Withdrawals

In the case of a withdrawal under a Non-Qualified Contract, partial withdrawals, including periodic withdrawals that are not part of an annuity payout, are generally treated as taxable income and taxed at ordinary income tax rates to the extent that the Annuity Account Value immediately before the withdrawal exceeds the "investment in the Contract" at that time. The "investment in the

Contract" generally equals the amount of any nondeductible Contributions paid by or on behalf of any individual less any withdrawals that were excludable from income. If a partial withdrawal is made from a Guarantee Period which is subject to a Market Value Adjustment, then the Annuity Account Value immediately before the withdrawal will not be altered to take into account the Market Value Adjustment. As a result, for purposes of determining the taxable portion of the partial withdrawal, the Annuity Account Value will not reflect the amount, if any, deducted from or added to the Guarantee Period due to the Market Value Adjustment.

Full surrenders are treated as taxable income to the extent that the amount received exceeds the "investment in the Contract." The taxable portion of any withdrawal, including a full surrender, is taxed at ordinary income tax rates.

In the case of a withdrawal under an Annuity IRA, including withdrawals under the periodic withdrawal option, a portion of the amount received may be non-taxable. The amount of the non-taxable portion is generally determined by the ratio of the "investment in the Contract" to the individual's Annuity Account Value. Special tax rules may be available for certain distributions from an Annuity IRA.

Annuity Payouts

Although the tax consequences may vary depending on the annuity form elected under the Contract, in general, only the portion of the annuity payout that exceeds the exclusion amount will be taxed. The exclusion amount is generally determined by a formula that establishes the ratio of the “investment in the Contract” to the expected return under the Contract. For fixed annuity payouts, in general there is no tax on the portion of each payout which represents the same ratio that the "investment in the Contract" allocated to the fixed annuity payouts bears to the total expected value of the annuity payouts for the term of the payouts (determined under Treasury Department regulations).

For variable annuity payouts, in general there is no tax on the portion of each payout which represents the same ratio that the "investment in the Contract" allocated to the variable annuity payouts bears to the number of payments expected to be made (determined by Treasury Department regulations which take into account the Annuitant's life expectancy and the form of annuity benefit selected). Once the investment in the Contract has been fully recovered, the full amount of any additional annuity payouts is taxable. If the annuity payments stop as a result of an Annuitant’s death before full recovery of the “investment in the Contract,” you should consult a competent tax advisor regarding the deductibility of the unrecovered amount.

The taxable portion of any annuity payout is taxed at ordinary income tax rates.

Penalty Tax

For distributions from a Non-Qualified Contract, there may be a federal income tax penalty imposed equal to 10% of the amount treated as taxable income. In general, however, there is no penalty tax on distributions:

•	Made on or after the date on which the Owner reaches age 59½,
•	Made as a result of death or disability of the Owner, or
•	Received in substantially equal periodic payouts (at least annually) for your life (or life expectancy) or the joint lives (or joint life expectancies) of you and the Beneficiary.

Other exceptions may apply to distributions from a Non-Qualified Contract. Similar exceptions from the penalty tax on distributions are provided for distributions from an Annuity IRA. For more details regarding this penalty tax and other exceptions that may be applicable, please consult a competent tax advisor.

Taxation of Death Benefit Proceeds
Amounts may be distributed from the Contract because of the death of an Owner or the Annuitant. Generally such amounts are included in the income of the recipient as follows:

•	If distributed in a lump sum, they are taxed in the same manner as a full withdrawal, as described above, or
•	If distributed under an annuity form, they are taxed in the same manner as annuity payouts, as described above.

Distribution at Death

In order to be treated as an annuity contract, the terms of a Non-Qualified Contract must provide the following two distribution rules:

•

If the Owner dies before the date annuity payouts start, the entire interest in the Contract must generally be distributed within five years after the date of the Owner's death. If payable to a designated Beneficiary, the distributions may be paid over the life of that designated Beneficiary or over a period not extending beyond the life expectancy of that Beneficiary, so long as payouts start within one year of the Owner's death. If the sole designated Beneficiary is your spouse, the Contract may be continued in the name of the spouse as Owner, and

•

If the Owner dies on or after the date annuity payouts start, and before the entire interest in the Contract has been distributed, the remainder of the interest in the Contract must be distributed on the same or on a more rapid schedule than that provided for in the method in effect on the date of death.

If the Owner is not an individual, then for purposes of the distribution at death rules, the Primary Annuitant is considered the Owner. In addition, when the Owner is not an individual, a change in the Primary Annuitant is treated as the death of the Owner.
Distributions made to a Beneficiary upon the Owner's death from an Annuity IRA must be made pursuant to similar rules in Section 401(a)(9) of the Code.

Diversification of Investments

For a Non-Qualified Contract to be treated as an annuity for federal income tax purposes, the investments of the Sub-Accounts must be "adequately diversified" in accordance with Treasury Department Regulations. The diversification requirements do not apply to Annuity IRAs. If the Series Account or a Sub-Account failed to comply with these diversification standards, a Non-Qualified Contract would not be treated as an annuity contract for federal income tax purposes and the Owner would generally be taxable currently on the excess of the Annuity Account Value over the "investment in the Contract."
Although the Company may not control the investments of the Sub-Accounts or the Portfolios, it expects that the Sub-Accounts and the Portfolios will comply with such regulations so that the Sub-accounts will be considered "adequately diversified." Owners bear the risk that the entire Non-Qualified Contract could be disqualified as an annuity under the Code due to the failure of the Series Account or a Sub-Account to be deemed to be adequately diversified.

Owner Control

In connection with its issuance of temporary and proposed regulations under Section 817(h) in 1986, the Treasury Department announced that those regulations did not "provide guidance concerning the circumstances in which investor control of the investments of a segregated asset account may cause the investor (i.e., the Owner), rather than the insurance company to be treated as the owner of the assets in the account" (which would result in the current taxation of the income on those assets to the Owner). In Revenue Ruling 2003-91, the IRS provided such guidance by describing the circumstances under which the owner of a variable contract will not possess sufficient control over the assets underlying the contract to be treated as the owner of those assets for federal income tax purposes. Rev. Rul. 2003-91 states that the determination of whether the owner of a variable contract is to be treated as the owner of the assets held by the insurance company under the contract will depend on all of the facts and circumstances. We do not believe that the ownership rights of an Owner under the Contract would result in any Owner being treated as the owner of the assets of the Contract under Rev. Rul. 2003-91. However, we do not know whether additional guidance will be provided by the IRS on this issue and what standards may be contained in such guidance. Therefore, we reserve the right to modify the Contract as necessary to attempt to prevent a Contract Owner from being considered the owner of a pro rata share of the assets of the Contract.

Transfers, Assignments or Exchanges

A transfer of ownership of a Contract, the designation of an Annuitant, Payee or other Beneficiary who is not also the Owner, or the exchange of a Contract may result in adverse tax consequences that are not discussed in this Prospectus.

Multiple Contracts

All deferred, Non-Qualified Annuity Contracts that are issued by First GWL&A (or our affiliates) to the same Owner during any calendar year will be treated as one annuity contract for purposes of determining the taxable amount.

Withholding

Non-Qualified Contract and Annuity IRA distributions generally are subject to withholding at rates that vary according to the type of distribution and the recipient's tax status. Recipients, however, generally are provided the opportunity to elect not to have tax withheld from distributions.

Section 1035 Exchanges

Code Section 1035 provides that no gain or loss shall be recognized on the exchange of one annuity contract for another. Generally, an annuity contract issued in an exchange for another annuity contract is treated as new for purposes of the penalty and distribution at death rules.

In March 2008, the IRS issued Rev. Proc. 2008-24, which addresses the income tax consequences of the direct transfer of a portion of the cash value of an annuity contract in exchange for the issuance of a second annuity contract. A direct transfer that satisfies the revenue procedure will be treated as a tax-free exchange under section 1035 of the Internal Revenue Code if, for a period of at least twelve months from the date of the direct transfer, there are no distributions or surrenders from either annuity contract involved in the exchange. In addition, the tax-free status of the exchange may still be preserved despite a distribution or surrender from either contract if the contract owner can show that between the date of the direct transfer and the distribution or surrender, one of the conditions described under section 72(q)(2) of the Internal Revenue Code that would exempt the distribution from the 10% early distribution penalty (such as turning age 59½, or becoming disabled; but not a series of substantially equal periodic payments or an immediate annuity) or “other similar life event” such as divorce or loss of employment occurred. Absent a showing of such an occurrence, Rev. Proc. 2008-24 concludes that the direct transfer would fail to qualify as a tax-free 1035 exchange, and the full amount transferred from the original contract would be treated as a taxable distribution, followed by the purchase of a new annuity contract. Rev. Proc. 2008-24 applies to direct transfers completed on or after June 30, 2008. Please discuss any tax consequences concerning any contemplated or completed transactions with a competent tax advisor.

Individual Retirement Annuities

Only Contracts purchased prior to January 1, 2006, may be used with IRAs as described in Section 408 of the Code which permits eligible individuals to contribute to an individual retirement program known as an Individual Retirement Annuity. Also, certain kinds of distributions from certain types of qualified and non-qualified retirement plans may be "rolled over" into an Annuity IRA following the rules set out in the Code. If you purchased this Contract for use with an IRA, you have been provided with supplemental information.
If a Contract is purchased to fund an IRA, the Annuitant must also be the Owner. In addition, if a Contract is purchased to fund an IRA, minimum distributions must commence not later than April 1st of the calendar year following the calendar year in which you attain age 70½. You should consult your tax advisor concerning these matters.

The Worker, Retiree, and Employer Recovery Act (the “Act”) allows owners of Individual Retirement Accounts and beneficiaries to postpone receiving required minimum distributions (“RMDs”) for 2009.  The 2009 waiver also applies to individuals who may be eligible to postpone taking their 2009 RMD until April 1, 2010 (e.g., IRA owners who turned 70 ½ in 2009)  However, the Act does not waive any 2008 RMD for individuals who were eligible and chose to delay taking their 2008 RMD until April 1, 2009.  Any withdrawal in 2009 (that is not an RMD for 2008) may be eligible to be rolled over into another eligible retirement plan.  Currently, this waiver is for the 2009 calendar year only after which the RMD requirements described above will again be applicable and must be followed beginning in 2010.

Various tax penalties may apply to Contributions in excess of specified limits, distributions that do not satisfy specified requirements, and certain other transactions. The Contract will be amended as necessary to conform to the requirements of the Code if there is a change in the law. Purchasers should seek competent advice as to the suitability of the Contract for use with IRAs.
Prior to January 1, 2006 at the time of your initial Contribution, you could specify whether you were purchasing a Non-Qualified Contract or an IRA Annuity.
Prior to January 1, 2006, we required you to purchase separate Contracts if you wanted to invest money qualifying for different annuity tax treatment under the Code. For each separate Contract you needed to make the required minimum initial Contribution. Additional Contributions under the Contract must qualify for the same federal income tax treatment as the initial Contribution under the Contract. We will not accept an additional Contribution under a Contract if the federal income tax treatment of the Contribution would be different from the initial Contribution.
If a Contract is issued in connection with an employer's simplified employee pension plan, Owners, Annuitants and Beneficiaries are cautioned that the rights of any person to any of the benefits under the Contract will be subject to the terms and conditions of the plan itself, regardless of the terms and conditions of the Contract.

Assignments or Pledges

Generally, rights in the Non-Qualified Contract may be assigned or pledged for loans at any time during the life of the Annuitant. However, if the Contract is an Annuity IRA, you may not assign the Contract as collateral.

If a Non-Qualified Contract is assigned, the interest of the assignee has priority over your interest and the interest of the Beneficiary. Any amount payable to the assignee will be paid in a single sum.

A copy of any assignment must be submitted to the Annuity Service Center at First GWL&A. All assignments are subject to any action taken or payout made by First GWL&A before the assignment was processed. We are not responsible for the validity or sufficiency of any assignment.

If any portion of the Annuity Account Value is assigned or pledged for a loan, it will be treated as a distribution as discussed above under "Taxation of Annuities." Please consult a competent tax advisor for further information.

Distribution of the Contracts

We offer the Contract on a continuous basis. We have entered into a distribution agreement with Charles Schwab & Co., Inc. (“Schwab”) and GWFS. Contracts are sold in New York by licensed insurance agents who are registered representatives of Schwab (“Schwab representatives”).Schwab is registered as a broker/dealer under the Securities Exchange Act of 1934, as amended (the “Exchange Act”), and is a member of the Financial Industry Regulatory Authority(“FINRA”). Schwab’s principal offices are located at 101 Montgomery Street, San Francisco, California 94104.

GWFS is the principal underwriter and distributor of the Contracts and is a wholly-owned indirect subsidiary of Great-West.  GWFS is registered with the SEC as a broker/dealer under the Exchange Act and is a member of FINRA. Its principal offices are located at 8515 East Orchard Road, Greenwood Village, Colorado 80111.

First Great-West (or its affiliates, for purposes of this section only, collectively, "the Company") pays Schwab compensation for the sale of the Contract and for ongoing support based on an annual rate of average monthly Series Account and Fixed Account assets. Compensation paid to Schwab is not paid directly by the Owner or the Series Account. The Company intends to fund this compensation through fees and charges imposed under the Contract and payable to the Company, and from profits on payments received by the Company from Portfolios’ advisers or administrators for providing administrative, marketing, and other support and services to the Portfolios. See “Expenses of the Portfolios” on page 36 of this Prospectus.

The Company also may pay a marketing allowance or allow other promotional incentives or payments to Schwab in the form of cash or other compensation, as mutually agreed upon by the Company and Schwab, to the extent permitted by FINRA rules and other applicable laws and regulations. In the past, the marketing allowance and/or other promotional incentives or payments to Schwab have amounted to less than $25,000 per year.

You should ask your Schwab representative for further information about what compensation he or she, or Schwab, may have received or will continue to receive in connection with your purchase of a Contract.

Voting Rights

In general, you do not have a direct right to vote the Portfolio shares held in the Series Account. However, under current law, you are entitled to give us instructions on how to vote the shares. We will vote the shares according to those instructions at regular and special shareholder meetings. If the law changes and we can vote the shares in our own right, we may elect to do so.

Before the Annuity Commencement Date, you have the voting interest. The number of votes available to you will be calculated separately for each of your Sub-Accounts. That number will be determined by applying your percentage interest, if any, in a particular Sub-Account to the total number of votes attributable to that Sub-Account. You hold a voting interest in each Sub-Account to which your Annuity Account Value is allocated. If you select a variable annuity option, the votes attributable to your Contract will decrease as annuity payouts are made.

The number of votes of a Portfolio will be determined as of the date established by that Portfolio for determining shareholders eligible to vote at the meeting of the Portfolios. Voting instructions will be solicited by written communication prior to such meeting in accordance with procedures established by the respective Portfolios.

If we do not receive timely instructions and Owners have no beneficial interest in shares held by us, we will vote according to the voting instructions as a proportion of all Contracts participating in the Sub-Account. If you indicate in your instructions that you do not wish to vote an item, we will apply your instructions on a pro rata basis to reduce the votes eligible to be cast.

Each person or entity having a voting interest in a Sub-Account will receive proxy material, reports and other material relating to the appropriate Portfolio.

Please note, generally the Portfolios are not required to, and do not intend to, hold annual or other regular meetings of shareholders.

Owners have no voting rights in First GWL&A.

Rights Reserved by First GWL&A

We reserve the right to make certain changes we believe would best serve the interests of Owners and Annuitants or would be appropriate in carrying out the purposes of the Contracts. Any changes will be made only to the extent and in the manner permitted by applicable laws. Also, when required by law, we will obtain your approval of the changes and approval from any appropriate regulatory authority. Approval may not be required in all cases, however. Examples of the changes we may make include:

•	To operate the Series Account in any form permitted under the 1940 Act or in any other form permitted by law,
•	To Transfer any assets in any Sub-Account to another Sub-Account, or to one or more separate accounts, or to a Guarantee Period; or to add, combine or remove Sub-Accounts of the Series Account,
•	To substitute, for the Portfolio shares in any Sub-Account, the shares of another Portfolio or shares of another investment company or any other investment permitted by law,
•	To make any changes required by the Code or by any other applicable law in order to continue treatment of the Contract as an annuity,
•	To change the time or time of day at which a valuation date is deemed to have ended, and/or
•

To make any other necessary technical changes in the Contract in order to conform with any action the above provisions permit us to take, including changing the way we assess charges, without increasing them for any outstanding Contract beyond the aggregate amount guaranteed.

Legal Proceedings

Currently, the Series Account is not a party to, and its assets are not subject to, any material legal proceedings. Further, First GWL&A is not currently a party to, and its property is not currently subject to, any material legal proceedings. The lawsuits to which First GWL&A is a party are, in the opinion of management, in the ordinary course of business, and are not expected to have a material adverse effect on the financial results, conditions or prospects of First GWL&A.

Legal Matters

Advice regarding certain legal matters concerning the federal securities laws applicable to the issue and sale of the Contract has been provided by Jorden Burt LLP.

Independent Registered Public Accounting Firm

The financial statements of each of the investment divisions of the Variable Annuity -1 Series Account of First GWL&A and the financial statements of First GWL&A included in the Statement of Additional Information have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their reports appearing herein and elsewhere in the Registration Statement which reports express an unqualified opinion on the financial statements of each of the investment divisions of the Variable Annuity -1 Series Account of First GWL&A and the financial statements of First GWL&A and have been so included in reliance upon the reports of such firm given upon their authority as experts in accounting and auditing.

Available Information

We have filed a registration statement (“Registration Statement”) with the SEC under the Securities Act of 1933, as amended, relating to the Contracts offered by this Prospectus. This Prospectus has been filed as a part of the Registration Statement and does not contain all of the information contained in the Registration Statement and its exhibits. Please refer to the Registration Statement and its exhibits for further information.
You may request a free copy of the Statement of Additional Information. Please direct any oral or written request for such documents to:

Annuity Service Center
P.O. Box 173921
Denver, Colorado 80217-3921

1-888-560-5938

The SEC maintains an Internet web site (http://www.sec.gov) that contains the Statement of Additional Information and other information filed electronically by First GWL&A concerning the Contract and the Series Account.

You can also review and copy the Registration Statement and its exhibits and other reports and information filed with the SEC at its Public Reference Room at 100 F Street, N.E., Washington, D.C. 20549. You may obtain information on the operation of the Public Reference room by calling the SEC at 1-800-SEC-0330.

Table of Contents of the Statement of Additional Information

The Statement of Additional Information contains more specific information relating to the Series Account and First GWL&A, such as:

•	general information,
•	information about First GWL&A and the Variable Annuity-1 Series Account,
•	the calculation of annuity payouts,
•	postponement of payouts,
•	services,
•	withholding, and
•	financial statements for the Series Account and First Great-West Life & Annuity Insurance Company

Appendix A – Condensed Financial Information

Selected data for accumulation units.

Outstanding through each period ending December 31

	AIM V.I. Core Equity	AIM V.I. High Yield	AIM V.I. International Growth	AIM V.I. Technology	Alger American LargeCap Growth	Alger American MidCap Growth	Alliance-Bernstein VPS Small/MidCap Value

Date Sub-Account Commenced Operations	5/15/97	5/15/97	5/1/06	3/1/00	5/15/97	6/13/03	5/1/06
2008
Beginning Unit Value	$18.22	$13.39	$12.62	$2.81	$20.99	$20.39	$10.56
Ending Unit Value	$12.62	$9.86	$7.46	$1.54	$11.21	$8.42	$6.74
Number of Units Outstanding	31,777	7,840	11,487	114,256	92,005	38,654	14,093
Net Assets (000's)	$417	$105	$86	$176	$1,038	$325	$95

2007
Beginning Unit Value	$17.00	$13.33	$11.10	$2.63	$17.65	$15.63	$10.47
Ending Unit Value	$18.22	$13.39	$12.62	$2.81	$20.99	$20.39	$10.56
Number of Units Outstanding	42,328	8,630	19,582	119,434	144,462	66,014	13,007
Net Assets (000's)	$791	$149	$247	$335	$3,042	$1,346	$137

2006
Beginning Unit Value	$14.73	$12.14	$10.00	$2.40	$16.93	$14.31	$10.00
Ending Unit Value	$17.00	$13.33	$11.10	$2.63	$17.65	$15.63	$10.47
Number of Units Outstanding	50,383	13,550	53,747	141,718	90,392	17,307	9,980
Net Assets (000's)	$872	$204	$596	$372	$1,596	$271	$104

2005
Beginning Unit Value	$14.38	$11.92		$2.37	$15.24	$13.14
Ending Unit Value	$14.73	$12.14		$2.40	$16.93	$14.31
Number of Units Outstanding	63,134	17,700		176,373	88,597	16,169
Net Assets (000's)	$930	$215		$423	$1,500	$231

2004
Beginning Unit Value	$13.91	$10.84		$2.28	$14.57	$11.73
Ending Unit Value	$14.38	$11.92		$2.37	$15.24	$13.14
Number of Units Outstanding	99,374	25,846		181,149	116,167	17,579
Net Assets (000's)	$1,437	$336		$429	$1,771	$231

	AIM V.I. Core Equity	AIM V.I. High Yield	AIM V.I. International Growth	AIM V.I. Technology	Alger American Growth	Alger American MidCap Growth	Alliance-Bernstein VPS Small/MidCap Value
2003
Beginning Unit Value	$11.44	$8.75		$1.58	$10.87	$10.00
Ending Unit Value	$13.91	$10.84		$2.28	$14.57	$11.73
Number of Units Outstanding	123,666	72,248		233,492	137,615	6,127
Net Assets (000's)	$1,727	$794		$533	$2,005	$72

2002
Beginning Unit Value	$14.27	$8.94		$3.01	$16.36
Ending Unit Value	$11.44	$8.75		$1.58	$10.87
Number of Units Outstanding	134,274	56,845		237,751	161,233
Net Assets (000's)	$1,555	$526		$377	$1,753

2001
Beginning Unit Value	$15.81	$10.60		$5.60	$18.72
Ending Unit Value	$14.27	$8.94		$3.01	$16.36
Number of Units Outstanding	155,519	65,390		279,639	193,900
Net Assets (000's)	$2,239	$611		$840	$3,173

2000
Beginning Unit Value	$15.20	$12.10		$10.00	$22.15
Ending Unit Value	$15.81	$10.60		$5.60	$18.72
Number of Units Outstanding	139,214	91,172		234,077	230,386
Net Assets (000's)	$2,218	$990		$1,310	$4,312

1999
Beginning Unit Value	$13.35	$11.18			$16.70
Ending Unit Value	$15.20	$12.10			$22.15
Number of Units Outstanding	135,444	144,019			230,184
Net Assets (000's)	$2,076	$1,770			$5,098

	Alliance- Bernstein VPS International Growth	Alliance- Bernstein VPS Utility Income	Alliance- Bernstein VPS Growth & Income	Alliance- Bernstein VPS Growth	Alliance- Bernstein VPS International Value	American Century VP Balanced	American Century VP International	American Century VP Value	LVIP Baron Growth Opportunities

Date Sub-Account Commenced Operations	05/02/05	6/13/03	5/1/06	5/1/06	5/1/06	6/13/03	5/15/97	6/13/03	5/3/99
2008
Beginning Unit Value	$17.98	$22.46	$11.61	$11.11	$11.84	$13.57	$20.88	$14.77	$20.22
Ending Unit Value	$9.12	$14.12	$6.84	$6.34	$5.49	$10.72	$11.42	$10.72	$12.20
Number of Units Outstanding	105,867	9,193	12,784	9,355	98,568	43,770	27,631	87,394	60,020
Net Assets (000's)	$966	$130	$87	$59	$542	$469	$316	$937	$732

2007
Beginning Unit Value	$15.35	$18.51	$11.14	$9.91	$11.28	$13.05	$17.84	$15.70	$19.72
Ending Unit Value	$17.98	$22.46	$11.61	$11.11	$11.84	$13.57	$20.88	$14.77	$20.22
Number of Units Outstanding	97,034	39,377	15,981	23,022	94,425	45,869	37,924	90,561	65,797
Net Assets (000's)	$1,745	$884	$186	$256	$1,118	$623	$792	$1,338	$1,330

2006
Beginning Unit Value	$12.19	$15.09	$10.00	$10.00	$10.00	$12.00	$14.39	$13.35	$17.21
Ending Unit Value	$15.35	$18.51	$11.14	$9.91	$11.28	$13.05	$17.84	$15.70	$19.72
Number of Units Outstanding	84,808	43,256	2,582	3,132	60,838	40,864	42,491	70,276	64,153
Net Assets (000's)	$1,302	$801	$29	$31	$686	$533	$758	$1,104	$1,265

2005
Beginning Unit Value	$10.00	$13.11				$11.54	$12.81	$12.82	$16.80
Ending Unit Value	$12.19	$15.09				$12.00	$14.39	$13.35	$17.21
Number of Units Outstanding	47,455	16,595				27,857	56,667	41,581	101,532
Net Assets (000's)	$578	$250				$334	$815	$555	$1,748

2004
Beginning Unit Value		$10.64				$10.60	$11.25	$11.30	$13.48
Ending Unit Value		$13.11				$11.54	$12.81	$12.82	$16.80
Number of Units Outstanding		9,216				26,354	70,751	23,805	92,684
Net Assets (000's)		$121				$304	$907	$305	$1,557

	Alliance- Bernstein VPS International Growth	Alliance- Bernstein VPS Utility Income	Alliance- Bernstein VPS Growth & Income	Alliance- Bernstein VPS Growth	Alliance-Bernstein VPS International Value	American Century VP Balanced	American Century VP International	American Century VP Value	LVIP Baron Growth Opportunities
2003
Beginning Unit Value		$10.00				$10.00	$9.11	$10.00	$10.46
Ending Unit Value		$10.64				$10.60	$11.25	$11.30	$13.48
Number of Units Outstanding		6,307				17,735	67,081	12,443	106,084
Net Assets (000's)		$67				$188	$754	$141	$1,430

2002
Beginning Unit Value							$11.54		$12.29
Ending Unit Value							$9.11		$10.46
Number of Units Outstanding							33,955		109,736
Net Assets (000's)							$309		$1,148

2001
Beginning Unit Value							$16.44		$11.04
Ending Unit Value							$11.54		$12.29
Number of Units Outstanding							27,230		75,949
Net Assets (000's)							$314		$934

2000
Beginning Unit Value							$19.93		$11.43
Ending Unit Value							$16.44		$11.04
Number of Units Outstanding							51,924		56,176
Net Assets (000's)							$853		$620

1999
Beginning Unit Value							$12.25		$10.00
Ending Unit Value							$19.93		$11.43
Number of Units Outstanding							38,391		31,570
Net Assets (000's)							$765		$361

	Delaware VIP Small Cap Value Series	NVIT Mid Cap Index	Dreyfus IP MidCap Stock	Dreyfus VIF Appreciation	Dreyfus VIF Developing Leaders	Dreyfus VIF Growth & Income	Federated American Leaders II	Federated Fund For U.S. Government Securities II	Federated Capital Income II	Franklin Small Cap Value Securities

Date Sub-Account Commenced Operations	6/13/03	6/13/03	6/13/03	5/3/99	6/13/03	5/3/99	5/15/97	5/15/97	5/15/97	5/1/06
2008
Beginning Unit Value	$16.58	$17.18	$15.09	$11.90	$12.22	$11.82	$16.34	$16.22	$12.99	$9.86
Ending Unit Value	$11.53	$10.80	$8.91	$8.32	$7.56	$6.98	$10.72	$16.77	$10.26	$6.55
Number of Units Outstanding	26,842	20,369	3,766	63,545	1,187	9,900	26,610	122,075	7,650	17,618
Net Assets (000's)	$309	$220	$34	$528	$9	$69	$321	$2,048	$78	$115

2007
Beginning Unit Value	$17.91	$16.14	$14.99	$11.21	$13.86	$10.99	$18.24	$15.39	$12.59	$10.19
Ending Unit Value	$16.58	$17.18	$15.09	$11.90	$12.22	$11.82	$16.34	$16.22	$12.99	$9.86
Number of Units Outstanding	33,036	26,844	5,023	49,357	1,637	14,974	28,614	126,358	7,654	17,044
Net Assets (000's)	$548	$461	$76	$588	$20	$177	$512	$2,050	$99	$168

2006
Beginning Unit Value	$15.54	$14.83	$14.03	$9.70	$13.47	$9.68	$16.14	$14.91	$10.98
Ending Unit Value	$17.91	$16.14	$14.99	$11.21	$13.86	$10.99	$18.24	$15.39	$12.59
Number of Units Outstanding	64,771	31,643	5,212	102,471	2,087	18,464	90,855	116,962	10,822
Net Assets (000's)	$1,160	$511	$78	$1,148	$29	$203	$1,696	$1,800	$136

2005
Beginning Unit Value	$14.33	$13.37	$12.96	$9.38	$12.84	$9.44	$15.12	$14.74	$10.42
Ending Unit Value	$15.54	$14.83	$14.03	$9.70	$13.47	$9.68	$16.14	$14.91	$10.98
Number of Units Outstanding	32,087	27,911	16,766	96,325	4,058	29,427	120,775	129,731	10,861
Net Assets (000's)	$499	$414	$235	$935	$55	$285	$1,943	$1,934	$119

2004
Beginning Unit Value	$11.89	$11.67	$11.42	$9.00	$11.63	$8.86	$13.89	$14.34	$9.56
Ending Unit Value	$14.33	$13.37	$12.96	$9.38	$12.84	$9.44	$15.12	$14.74	$10.42
Number of Units Outstanding	18,266	22,555	21,020	120,747	4,424	20,587	143,893	165,436	3,785
Net Assets (000's)	$262	$302	$272	$1,132	$57	$194	$2,216	$2,438	$39

	Delaware VIP Small Cap Value Series	NVIT Mid Cap Index	Dreyfus IP MidCap Stock	Dreyfus VIF Appreciation	Dreyfus VIF Developing Leaders	Dreyfus VIF Growth & Income	Federated American Leaders II	Federated Fund For U.S. Government Securities II	Federated Capital Income II	Franklin Small Cap Value Securities
2003
Beginning Unit Value	$10.00	$10.00	$10.00	$7.49	$10.00	$7.06	$10.97	$14.13	$7.99
Ending Unit Value	$11.89	$11.67	$11.42	$9.00	$11.63	$8.86	$13.89	$14.34	$9.56
Number of Units Outstanding	18,088	24,760	17,043	97,696	2,339	15,047	143,251	169,417	4,459
Net Assets (000's)	$215	$289	$195	$879	$27	$133	$2,005	$2,430	$43

2002
Beginning Unit Value				$9.07		$9.54	$13.87	$13.07	$10.60
Ending Unit Value				$7.49		$7.06	$10.97	$14.13	$7.99
Number of Units Outstanding				98,923		52,809	161,441	173,136	2,890
Net Assets (000's)				$741		$373	$1,810	$2,447	$23

2001
Beginning Unit Value				$10.09		$10.22	$14.61	$12.32	$12.39
Ending Unit Value				$9.07		$9.54	$13.87	$13.07	$10.60
Number of Units Outstanding				56,202		67,001	112,380	151,290	4,108
Net Assets (000's)				$510		$639	$1,602	$1,977	$44

2000
Beginning Unit Value				$10.24		$10.71	$14.39	$11.19	$13.72
Ending Unit Value				$10.09		$10.22	$14.61	$12.32	$12.39
Number of Units Outstanding				47,486		50,895	90,160	92,647	5,362
Net Assets (000's)				$479		$520	$1,352	$1,141	$66

1999
Beginning Unit Value				$10.00		$10.00	$13.60	$11.36	$13.61
Ending Unit Value				$10.24		$10.71	$14.39	$11.19	$13.72
Number of Units Outstanding				36,666		29,117	120,912	66,641	3,821
Net Assets (000's)				$376		$312	$1,774	$746	$52

	Janus Aspen Balanced Institutional	Janus Aspen Balanced Service Shrs	Janus Aspen Flexible Bond Institutional	Janus Aspen Flexible Bond Service Shrs	Janus Aspen Growth & Income Institutional	Janus Aspen Growth & Income Service Shrs	Janus Aspen Large Cap Growth	Janus Aspen International Growth Institutional	Janus Aspen International Growth Service Shrs	Janus Aspen Worldwide Growth

Date Sub-Account Commenced Operations	6/13/03	5/1/07	5/3/99	5/1/07	6/13/03	5/1/07	5/15/97	5/3/99	5/1/07	5/15/97
2008
Beginning Unit Value	$14.44	$10.42	$14.81	$10.42	$15.66	$10.21	$17.51	$30.62	$11.90	$18.15
Ending Unit Value	$12.05	$8.67	$15.56	$10.92	$9.14	$5.95	$10.47	$14.54	$5.64	$9.96
Number of Units Outstanding	60,157	41,841	63,779	59,841	38,371	54,825	33,563	34,792	87,610	45,739
Net Assets (000's)	$725	$363	$993	$653	$351	$326	$358	$506	$494	$455

2007
Beginning Unit Value	$13.18	$10.00	$13.95	$10.00	$14.53	$10.00	$15.34	$24.06	$10.00	$16.70
Ending Unit Value	$14.44	$10.42	$14.81	$10.42	$15.66	$10.21	$17.51	$30.62	$11.90	$18.15
Number of Units Outstanding	81,724	14,639	77,411	29,005	48,632	47,753	37,094	51,901	127,000	48,084
Net Assets (000's)	$1,180	$153	$1,146	$302	$762	$488	$658	$1,589	$1,511	$873

2006
Beginning Unit Value	$12.00		$13.50		$13.56		$13.89	$16.51		$14.24
Ending Unit Value	$13.18		$13.95		$14.53		$15.34	$24.06		$16.70
Number of Units Outstanding	77,814		116,086		67,906		46,374	50,297		73,619
Net Assets (000's)	$1,025		$1,619		$986		$712	$1,210		$1,229

2005
Beginning Unit Value	$11.21		$13.35		$12.17		$13.44	$12.58		$13.57
Ending Unit Value	$12.00		$13.50		$13.56		$13.89	$16.51		$14.24
Number of Units Outstanding	40,415		115,659		61,712		58,143	37,685		86,709
Net Assets (000's)	$485		$1,561		$837		$808	$622		$1,235

2004
Beginning Unit Value	$10.42		$12.95		$10.97		$12.96	$10.67		$13.06
Ending Unit Value	$11.21		$13.35		$12.17		$13.44	$12.58		$13.57
Number of Units Outstanding	42,706		138,761		38,013		92,051	25,290		119,266
Net Assets (000's)	$479		$1,852		$463		$1,237	$318		$1,618

Janus Aspen Balanced Institutional		Janus Aspen Balanced Service Shrs	Janus Aspen Flexible Bond Institutional	Janus Aspen Flexible Bond Service Shrs	Janus Aspen Growth & Income Institutional	Janus Aspen Growth & Income Service Shrs	Janus Aspen Large Cap Growth	Janus Aspen International Growth Institutional	Janus Aspen International Growth Service Shrs	Janus Aspen Worldwide Growth
2003
Beginning Unit Value	$10.00		$12.27		$10.00		$9.93	$7.98		$10.62
Ending Unit Value	$10.42		$12.95		$10.97		$12.96	$10.67		$13.06
Number of Units Outstanding	12,191		153,252		7,549		117,555	22,769		133,687
Net Assets (000's)	$127		$1,984		$83		$1,524	$243		$1,746

2002
Beginning Unit Value			$11.20				$13.62	$10.81		$14.38
Ending Unit Value			$12.27				$9.93	$7.98		$10.62
Number of Units Outstanding			181,698				140,676	41,736		167,744
Net Assets (000's)			$2,230				$1,396	$333		$1,782

2001
Beginning Unit Value			$10.49				$18.26	$14.21		$18.71
Ending Unit Value			$11.20				$13.62	$10.81		$14.38
Number of Units Outstanding			109,721				195,165	64,470		197,508
Net Assets (000's)			$1,229				$2,658	$697		$2,841

2000
Beginning Unit Value			$9.96				$21.55	$17.04		$22.37
Ending Unit Value			$10.49				$18.26	$14.21		$18.71
Number of Units Outstanding			36,445				255,120	71,548		284,204
Net Assets (000's)			$382				$4,657	$1,016		$5,316

1999
Beginning Unit Value			$10.00				$15.09	$10.00		$13.72
Ending Unit Value			$9.96				$21.55	$17.04		$22.37
Number of Units Outstanding			8,048				235,562	43,283		234,428
Net Assets (000's)			$80				$5,076	$738		$5,244

	MFS VIT Utility	Neuberger Berman AMT Regency	Oppenheimer Global Securities VA	PIMCO VIT High Yield	PIMCO VIT Low Duration	PIMCO VIT Total Return	Pioneer Fund VCT	Pioneer Growth Opportunities VCT	Pioneer Small Cap Value VCT	Pioneer Mid Cap Value VCT

Date Sub-Account Commenced Operations	5/1/08	5/1/06	6/13/03	6/13/03	6/13/03	5/2/05	5/15/97	5/3/99	6/13/03	5/1/06
2008
Beginning Unit Value	$10.00	$10.44	$20.46	$13.19	$11.01	$11.17	$14.69	$14.10	$17.05	$11.10
Ending Unit Value	$6.31	$5.59	$12.14	$10.00	$10.88	$11.61	$9.57	$9.02	$10.48	$7.29
Number of Units Outstanding	434	3,233	67,891	67,407	130,733	293,469	16,809	15,982	16,507	6,384
Net Assets (000's)	$3	$18	$824	$674	$1,422	$3,406	$161	$144	$173	$47

2007
Beginning Unit Value		$10.22	$19.41	$12.84	$10.35	$10.36	$14.11	$14.79	$18.48	$10.63
Ending Unit Value		$10.44	$20.46	$13.19	$11.01	$11.17	$14.69	$14.10	$17.05	$11.10
Number of Units Outstanding		4,315	78,225	78,400	145,251	222,136	17,912	17,434	19,333	6,416
Net Assets (000's)		$45	$1,601	$1,034	$1,600	$2,481	$263	$246	$330	$71

2006
Beginning Unit Value		$10.00	$16.63	$11.88	$10.04	$10.06	$12.20	$14.13	$16.60	$10.00
Ending Unit Value		$10.22	$19.41	$12.84	$10.35	$10.36	$14.11	$14.79	$18.48	$10.63
Number of Units Outstanding		1,063	90,026	105,750	134,424	145,543	17,205	25,902	18,665	486
Net Assets (000's)		$11	$1,748	$1,358	$1,391	$1,508	$243	$383	$345	$5

2005
Beginning Unit Value			$14.68	$11.51	$10.02	$10.00	$11.59	$13.36	$14.57
Ending Unit Value			$16.63	$11.88	$10.04	$10.06	$12.20	$14.13	$16.60
Number of Units Outstanding			139,028	100,978	141,466	48,946	7,846	31,790	32,017
Net Assets (000's)			$2,313	$1,199	$1,420	$492	$96	$449	$532

2004
Beginning Unit Value			$12.42	$10.59	$9.92		$10.85	$11.01	$12.01
Ending Unit Value			$14.68	$11.51	$10.02		$11.59	$13.36	$14.57
Number of Units Outstanding			70,847	66,616	139,135		8,482	46,953	32,685
Net Assets (000's)			$1,040	$767	$1,394		$98	$627	$476

	MFS VIT Utility	Neuberger Berman AMT Regency	Oppenheimer Global Securities VA	PIMCO VIT High Yield	PIMCO VIT Low Duration	PIMCO VIT Total Return	Pioneer Fund VCT	Pioneer Growth Opportunities Fund	Pioneer Small Cap Value Fund	Pioneer Mid Cap Value VCT
2003
Beginning Unit Value			$10.00	$10.00	$10.00		$8.77	$7.77	$10.00
Ending Unit Value			$12.42	$10.59	$9.92		$10.85	$11.01	$12.01
Number of Units Outstanding			36,521	8,024	55,364		18,418	39,068	15,272
Net Assets (000's)			$454	$85	$549		$200	$430	$183

2002
Beginning Unit Value							$11.94	$12.57
Ending Unit Value							$8.77	$7.77
Number of Units Outstanding							31,832	33,318
Net Assets (000's)							$279	$259

2001
Beginning Unit Value							$13.29	$10.64
Ending Unit Value							$11.94	$12.57
Number of Units Outstanding							36,876	27,184
Net Assets (000's)							$440	$342

2000
Beginning Unit Value							$15.02	$11.44
Ending Unit Value							$13.29	$10.64
Number of Units Outstanding							55,168	17,234
Net Assets (000's)							$733	$183

1999
Beginning Unit Value							$13.86	$10.00
Ending Unit Value							$15.02	$11.44
Number of Units Outstanding							77,732	19,507
Net Assets (000's)							$1,168	$223

	Prudential Series Fund Equity	Schwab MarketTrack Growth II	Schwab Money Market	Schwab S&P 500 Index	DWS Blue Chip VIP	DWS Dreman High Return Equity VIP	DWS Capital Growth VIP	DWS Growth & Income VIP

Date Sub-Account Commenced Operations	5/3/99	5/15/97	5/15/97	5/15/97	5/1/06	05/02/05	5/3/99	5/3/99
2008
Beginning Unit Value	$12.59	$19.04	$13.22	$18.32	$11.06	$12.36	$11.09	$9.96
Ending Unit Value	$7.69	$12.96	$13.39	$11.53	$6.74	$6.62	$7.37	$6.09
Number of Units Outstanding	8,040	39,639	836,784	360,315	3,640	20,694	37,324	16,112
Net Assets (000's)	$62	$525	$11,278	$4,186	$25	$137	$275	$105

2007
Beginning Unit Value	$11.66	$18.18	$12.73	$17.54	$10.78	$12.70	$9.93	$9.91
Ending Unit Value	$12.59	$19.04	$13.22	$18.32	$11.06	$12.36	$11.09	$9.96
Number of Units Outstanding	12,959	49,464	624,140	360,530	32,617	23,203	31,358	16,090
Net Assets (000's)	$163	$954	$8,252	$6,646	$361	$287	$348	$169

2006
Beginning Unit Value	$10.49	$15.94	$12.27	$15.31	$10.00	$10.79	$9.23	$8.80
Ending Unit Value	$11.66	$18.18	$12.73	$17.54	$10.78	$12.70	$9.93	$9.91
Number of Units Outstanding	70,278	102,060	394,944	318,627	46,935	27,787	15,890	30,518
Net Assets (000's)	$820	$1,855	$5,028	$5,590	$506	$353	$158	$302

2005
Beginning Unit Value	$9.53	$15.20	$12.05	$14.74		$10.00	$8.55	$8.36
Ending Unit Value	$10.49	$15.94	$12.27	$15.31		$10.79	$9.23	$8.80
Number of Units Outstanding	47,154	92,909	481,922	402,180		25,509	19,327	36,036
Net Assets (000's)	$495	$1,481	$5,915	$6,156		$275	$178	$317

2004
Beginning Unit Value	$8.78	$13.74	$12.04	$13.45			$7.98	$7.66
Ending Unit Value	$9.53	$15.20	$12.05	$14.74			$8.55	$8.36
Number of Units Outstanding	26,039	95,072	483,806	383,040			22,477	37,708
Net Assets (000's)	$248	$1,445	$5,829	$5,645			$192	$315

	Prudential Series Fund Equity	Schwab MarketTrack Growth II	Schwab Money Market	Schwab S&P 500 Index	DWS Blue Chip VIP	DWS Dreman High Return Equity VIP	DWS Capital Growth VIP	DWS Growth & Income VIP
2003
Beginning Unit Value	$6.75	$10.91	$12.06	$10.58			$6.34	$6.09
Ending Unit Value	$8.78	$13.74	$12.04	$13.45			$7.98	$7.66
Number of Units Outstanding	1,216	99,603	418,950	389,057			15,696	33,949
Net Assets (000's)	$11	$1,368	$5,045	$5,231			$125	$260

2002
Beginning Unit Value	$8.80	$13.01	$12.00	$13.75			$9.03	$7.99
Ending Unit Value	$6.75	$10.91	$12.06	$10.58			$6.34	$6.09
Number of Units Outstanding	995	98,384	507,990	348,653			13,975	10,849
Net Assets (000's)	$7	$1,073	$6,125	$3,687			$89	$66

2001
Beginning Unit Value	$10.05	$14.33	$11.67	$15.79			$11.30	$9.09
Ending Unit Value	$8.80	$13.01	$12.00	$13.75			$9.03	$7.99
Number of Units Outstanding	809	47,996	1,093,341	278,148			17,131	16,180
Net Assets (000's)	$7	$625	$13,120	$3,825			$155	$129

2000
Beginning Unit Value	$9.85	$15.18	$11.11	$17.57			$12.64	$9.36
Ending Unit Value	$10.05	$14.33	$11.67	$15.79			$11.30	$9.09
Number of Units Outstanding	17,767	54,059	810,042	255,805			14,267	10,277
Net Assets (000's)	$179	$775	$9,452	$4,039			$161	$93

1999
Beginning Unit Value	$10.00	$12.80	$10.69	$14.71			$10.00	$10.00
Ending Unit Value	$9.85	$15.18	$11.11	$17.57			$12.64	$9.36
Number of Units Outstanding	N/A	42,025	408,367	270,917			8,181	864
Net Assets (000's)	N/A	$638	$4,537	$4,759			$103	$8

	DWS Health Care VIP	DWS Large Cap Value VIP	DWS Dreman Small Mid Cap Value VIP	DWS Small Cap Index VIP	Universal Institutional Fund U.S. Real Estate*	Third Avenue Value	Van Kampen LIT ComStock

Date Sub-Account Commenced Operations	5/1/06	5/1/06	5/1/06	5/3/99	9/17/97	5/1/06	05/02/05
2008
Beginning Unit Value	$12.01	$13.44	$10.83	$17.57	$29.29	$9.73	$11.88
Ending Unit Value	$9.14	$8.48	$7.15	$11.48	$18.03	$5.44	$7.58
Number of Units Outstanding	4,923	18,271	29,597	23,686	45,472	143,972	20,272
Net Assets (000's)	$45	$155	$212	$272	$820	$783	$154

2007
Beginning Unit Value	$10.70	$11.98	$10.59	$18.06	$35.62	$10.31	$12.23
Ending Unit Value	$12.01	$13.44	$10.83	$17.57	$29.29	$9.73	$11.88
Number of Units Outstanding	3,534	10,064	31,088	25,786	43,380	115,766	19,849
Net Assets (000's)	$42	$135	$337	$453	$1,270	$1,127	$236

2006
Beginning Unit Value	$10.00	$10.00	$10.00	$15.51	$26.02	$10.00	$10.60
Ending Unit Value	$10.70	$11.98	$10.59	$18.06	$35.62	$10.31	$12.23
Number of Units Outstanding	1,221	2,441	22,567	31,092	70,795	21,960	45,969
Net Assets (000's)	$13	$29	$239	$562	$2,521	$226	$562

2005
Beginning Unit Value				$15.00	$22.42		$10.00
Ending Unit Value				$15.51	$26.02		$10.60
Number of Units Outstanding				48,062	57,727		13,602
Net Assets (000's)				$745	$1,502		$144

2004
Beginning Unit Value				$12.85	$16.58
Ending Unit Value				$15.00	$22.42
Number of Units Outstanding				61,669	55,872
Net Assets (000's)				$925	$1,253

	DWS Health Care VIP	DWS Large Cap Value	DWS Dreman Small Cap Value VIP	DWS Small Cap Index VIP	Universal Institutional Fund U.S. Real Estate*	Third Avenue Value	Van Kampen LIT ComStock
2003
Beginning Unit Value				$8.85	$12.16
Ending Unit Value				$12.85	$16.58
Number of Units Outstanding				89,623	53,856
Net Assets (000's)				$1,151	$893

2002
Beginning Unit Value				$11.24	$12.36
Ending Unit Value				$8.85	$12.16
Number of Units Outstanding				75,203	52,232
Net Assets (000's)				$665	$635

2001
Beginning Unit Value				$11.10	$11.22
Ending Unit Value				$11.24	$12.36
Number of Units Outstanding				52,551	26,658
Net Assets (000's)				$591	$329

2000
Beginning Unit Value				$11.65	$8.94
Ending Unit Value				$11.10	$11.22
Number of Units Outstanding				4,257	16,089
Net Assets (000's)				$47	$180

1999
Beginning Unit Value				$10.00	$9.33
Ending Unit Value				$11.65	$8.94
Number of Units Outstanding				2,510	5,789
Net Assets (000's)				$29	$52

	Van Kampen LIT Growth & Income	Wells Fargo Advantage Small/Mid Cap Value	Wells Fargo Advantage Opportunity

Date Sub-Account Commenced Operations	05/02/05	05/03/99	5/1/06
2008
Beginning Unit Value	$12.94	$15.07	$11.01
Ending Unit Value	$8.72	$8.29	$6.54
Number of Units Outstanding	30,535	14,906	10,846
Net Assets (000's)	$266	$133	$71

2007
Beginning Unit Value	$12.69	$15.31	$10.41
Ending Unit Value	$12.94	$15.07	$11.01
Number of Units Outstanding	30,258	15,512	10,106
Net Assets (000's)	$391	$247	$111

2006
Beginning Unit Value	$11.01	$13.34	$10.00
Ending Unit Value	$12.69	$15.31	$10.41
Number of Units Outstanding	15,863	20,408	8,050
Net Assets (000's)	$201	$312	$84

2005
Beginning Unit Value	$10.00	$11.55
Ending Unit Value	$11.01	$13.34
Number of Units Outstanding	13,481	28,311
Net Assets (000's)	$148	$378

2004
Beginning Unit Value		$9.97
Ending Unit Value		$11.55
Number of Units Outstanding		39,145
Net Assets (000's)		$452

A-15

	Van Kampen LIT Growth & Income	Wells Fargo Advantage Multi Cap Value	Wells Fargo Advantage Opportunity
2003
Beginning Unit Value		$7.27
Ending Unit Value		$9.97
Number of Units Outstanding		62,422
Net Assets (000's)		$623

2002
Beginning Unit Value		$9.54
Ending Unit Value		$7.27
Number of Units Outstanding		88,871
Net Assets (000's)		$646

2001
Beginning Unit Value		$9.24
Ending Unit Value		$9.54
Number of Units Outstanding		82,944
Net Assets (000's)		$791

2000
Beginning Unit Value		$8.64
Ending Unit Value		$9.24
Number of Units Outstanding		27,382
Net Assets (000's)		$253

1999
Beginning Unit Value		$10.00
Ending Unit Value		$8.64
Number of Units Outstanding		9,666
Net Assets (000's)		$84

* On September 22, 2000, the net assets of the Van Kampen Life Investment Trust Morgan Stanley Real Estate Securities Portfolio were merged into this underlying Portfolio. The data shown above reflects financial information for the Van Kampen Life Investment Trust Morgan Stanley Real Estate Securities Portfolio until September 22, 2000, and for the Van Kampen Universal Institutional Funds U.S. Real Estate Portfolio after that date.

Appendix B—Market Value Adjustments

The amount available for a full surrender, partial withdrawal or Transfer equals the amount requested plus or minus the Market Value Adjustment ("MVA"). The MVA is calculated by multiplying the amount requested by the market value adjustment factor ("MVAF").

The MVA formula
The MVA is determined using the following formula:

MVA = (amount applied) x (Market Value Adjustment Factor)

The MVAF is:
MVAF = {[(1 + i)/(1 + j)] N/12} – 1

Where:

•

i is the U.S. Treasury Strip ask side yield as published by Bloomberg Professional® on the last business day of the week prior to the date the stated rate of interest was established for the Guarantee Period. The term of i is measured in years and equals the term of the Guarantee Period, and

•	j is the U.S. Treasury Strip ask side yield as published by Bloomberg Professional® on the last business day of the week prior to the week the Guarantee Period is broken.

The term of j equals the remaining term to maturity of the Guarantee Period, rounded up to the higher number of years; and N is the number of complete months remaining until maturity. If N is less than 6, the MVA will equal 0.

Examples

Following are four examples of Market Value Adjustments illustrating (1) increasing interest rates,
(2) decreasing interest rates, (3) flat interest rates
(i and j are within .10% of each other), and (4) less than 6 months to maturity.

B-1

Example #1—Increasing Interest Rates

Deposit	$25,000 on November 1, 1996
Maturity date	December 31, 2006
Interest Guarantee Period	10 years
I	assumed to be 6.15%
Surrender date	July 1, 2001
J	7.00%
Amount surrendered	$10,000
N	65

MVAF     = {[(1 + i)/(1 + j)]N/12} - 1

     = {[1.0615/1.07]65/12} - 1

     = .957718 - 1

     = -.042282

MVA     = (amount Transferred or surrendered) x MVAF

     = $10,000 x - .042282

     = - $422.82

Surrender Value = (amount Transferred or surrendered + MVA) x (1-CDSC)

     = ($10,000 + - $422.82) x (1-0)

     = $9,577.18

Example #2—Decreasing Interest Rates

Deposit	$25,000 on November 1, 1996
Maturity date	December 31, 2006
Interest Guarantee Period	10 years
i	assumed to be 6.15%
Surrender date	July 1, 2000
j	5.00%
Amount surrendered	$10,000
N	65

MVAF     = {[(1 + i)/(1 + j)]N/12} - 1

     = {[1.0615/1.05]65/12} - 1

     = .060778

MVA     = (amount Transferred or surrendered) x MVAF

     = $10,000 x .060778

     = $607.78

Surrender Value = (amount Transferred or surrendered + MVA) x (1-CDSC)

     = ($10,000 + $607.78) x (1-0)

     = $10,607.78

B-2

Example #3—Flat Interest Rates

Deposit	$25,000 on November 1, 1996
Maturity date	December 31, 2006
Interest Guarantee Period	10 years
i	assumed to be 6.15%
Surrender date	July 1, 2001
j	6.24%
Amount surrendered	$10,000
N	65

MVAF     = {[(1 + i)/(1 + j)]N/12} - 1

     = {[1.0615/1.0624]65/12} - 1

     = .995420 - 1

     = -.004580

MVA     = (amount Transferred or surrendered) x MVAF

     = $10,000 x -.004589

     = $-45.80

Surrender Value = (amount Transferred or surrendered + MVA) x (1-CDSC)

     = ($10,000 - $45.80) x (1-0)
     = $9,954.20
Example #4—N < 6 (less than 6 months to maturity)

Deposit	$25,000 on November 1, 1996
Maturity date	December 31, 2006
Interest Guarantee Period	10 years
I	assumed to be 6.15%
Surrender date	July 1, 2006
J	7.00%
Amount surrendered	$10,000
N	5

MVAF     = {[(1 + i)/(1 + j)]N/12} - 1

     = {[1.0615/1.07]5/12} - 1

     = .99668 - 1

     = -.00332

However, N<6, so MVAF = 0

MVA     = (amount Transferred or surrendered) x MVAF

     = $10,000 x 0

     = $0

Surrender Value = (amount Transferred or surrendered + MVA) x (1-CDSC)

     = ($10,000 + $0) x (1-0)
     = $10,000

B-3

Appendix C—Net Investment Factor

The net investment factor is determined by dividing (a) by (b), and subtracting (c) from the result where:

(a) is the net result of:

1)	the net asset value per share of the Portfolio shares determined as of the end of the current Valuation Period, plus

2)	the per share amount of any dividend (or, if applicable, capital gain distributions) made by the Portfolio on shares if the "ex-dividend" date occurs during the current Valuation Period, plus or minus

3)	a per unit charge or credit for any taxes incurred by or provided for in the Sub-Account, which is determined by First GWL&A to have resulted from the investment operations of the Sub-Account, and

(b) is the net asset value per share of the Portfolio shares determined as of the end of the immediately preceding valuation period, and
(c) is an amount representing the mortality and expense risk charge deducted from each Sub-Account on a daily basis. Such amount is equal to 0.85%.
The net investment factor may be greater than, less than, or equal to one. Therefore, the Accumulation Unit value may increase, decrease or remain unchanged.
The net asset value per share referred to in paragraphs (a)(1) and (b) above, reflects the investment performance of the Portfolio as well as the payment of Portfolio expenses.

C-1

VARIABLE ANNUITY-1 SERIES ACCOUNT

SCHWAB SELECT ANNUITY®

Flexible Premium Deferred Variable Annuity Contracts

issued by

First Great-West Life & Annuity Insurance Company

50 Main Street

White Plains, New York 10606

Telephone: (800) 537-2033

STATEMENT OF ADDITIONAL INFORMATION

This Statement of Additional Information is not a prospectus and should be read in conjunction with the Prospectus, dated May 1, 2009, which is available without charge by contacting the Annuity Service Center, P.O. Box 173921, Denver, Colorado 80217-3921 or at 1-800-838-0649.

The date of this Statement of Additional Information is

May 1, 2009.

TABLE OF CONTENTS

Page

GENERAL INFORMATION	B-3

FIRST GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

AND THE VARIABLE ANNUITY-1 SERIES ACCOUNT	B-3
CALCULATION OF ANNUITY PAYOUTS	B-4
- Fixed Annuity Options	B-4
- Variable Annuity Options	B-4
POSTPONEMENT OF PAYOUTS	B-4
SERVICES	B-4
- Safekeeping of Series Account Assets	B-4
- Independent Registered Public Accounting Firm	B-5
- Principal Underwriter	B-5
- Administrative Services	B-5
WITHHOLDING	B-6
FINANCIAL STATEMENTS	B-6

GENERAL INFORMATION

In order to supplement the description in the Prospectus, the following provides additional information about the Contracts and other matters which may be of interest to you. Terms not defined in this Statement of Additional Information have the same meanings as are defined in the Prospectus under the heading "Definitions."

FIRST GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

AND THE VARIABLE ANNUITY-1 SERIES ACCOUNT

First Great-West Life & Annuity Insurance Company (the “Company” or “First GWL&A”) (formerly known as Canada Life Insurance Company of New York), the issuer of the Contract, is a New York corporation qualified to sell life insurance and annuity contracts in New York. It was qualified to do business on June 7, 1971. The Company is a wholly-owned subsidiary of Great-West Life & Annuity Insurance Company (“GWL&A”), a Colorado stock life insurance company. GWL&A is a wholly owned subsidiary of GWL&A Financial, Inc., a Delaware holding company. GWL&A Financial, Inc. is an indirect wholly-owned subsidiary of Great-West Lifeco Inc., a Canadian holding company. Great-West Lifeco Inc. is a subsidiary of Power Financial Corporation, a Canadian holding company with substantial interests in the financial services industry. Power Financial Corporation is a subsidiary of Power Corporation of Canada, a Canadian holding and management company. Mr. Paul Desmarais, through a group of private holding companies that he controls, has voting control of Power Corporation of Canada.

First GWL&A is rated by a number of nationally recognized rating agencies. The ratings represent the opinion of the rating agencies regarding the financial strength of the Company and its ability to meet ongoing obligations to policyholders. The ratings take into account an agreement whereby GWL&A has undertaken to provide First GWL&A with certain financial support related to maintaining required statutory surplus and liquidity.

Rating Agency	Measurement	Rating

A.M. Best Company, Inc.	Financial strength, operating performance, and business profile.	A+[1]

Fitch, Inc.	Financial strength	AA+[2]

Standard & Poor's Corporation	Financial strength	AA3

[1]	Superior (highest rating out of ten categories)
[2]	Very Strong (second highest rating out of eight categories)
[3]	Very Strong (second highest rating out of nine categories)

The assets allocated to the Series Account are the exclusive property of the Company. Registration of the Series Account under the Investment Company Act of 1940 does not involve supervision of the management or investment practices or policies of the Series Account or of the Company by the Securities and Exchange Commission. The Company may accumulate in the Series Account proceeds from charges under the Contracts and other amounts in excess of the Series Account assets representing reserves and liabilities under the Contract and other variable annuity contracts issued by the Company. The Company may from time to time transfer to its general account any of such excess amounts. Under certain remote circumstances, the assets of one Sub-Account may not be insulated from liability associated with another Sub-Account.

CALCULATION OF ANNUITY PAYOUTS

A.	Fixed Annuity Options

The amount of each annuity payout under a fixed annuity option is fixed and guaranteed by the Company. On the Payout Commencement Date, the Annuity Account Value held in the Guarantee Period Fund, with a Market Value Adjustment, if applicable, less Premium Tax, if any, is computed and that portion of the Annuity Account Value which will be applied to the fixed annuity option selected is determined. The amount of the first monthly payment under the fixed annuity option selected will be at least as large as would result from using the annuity tables contained in the Contract to apply to the annuity option selected. The dollar amounts of any fixed annuity payouts will not vary during the entire period of annuity payouts and are determined according to the provisions of the annuity option selected.

B.	Variable Annuity Options

To the extent a variable annuity option has been selected, the Company converts the Accumulation Units for each Sub-Account held by you into Annuity Units at their values determined as of the end of the Valuation Period which contains the Payout Commencement Date. The number of Annuity Units paid for each Sub-Account is determined by dividing the amount of the first monthly payout by the Sub-Account's Annuity Unit Value on the fifth Valuation Date preceding the date the first payout is due. The number of Annuity Units used to calculate each payout for a Sub-Account remains fixed during the annuity payout period.

The first payout under a variable annuity payout option will be based on the value of each Sub-Account on the fifth Valuation Date preceding the Payout Commencement Date. It will be determined by applying the appropriate rate to the amount applied under the payout option. Payouts after the first will vary depending upon the investment experience of the Sub-Accounts. The subsequent amount paid is determined by multiplying (a) by (b) where (a) is the number of Annuity Units to be paid and (b) is the Annuity Unit value on the fifth Valuation Date preceding the date the annuity payout is due. The total amount of each variable annuity payout will be the sum of the variable annuity payouts for each Sub-Account.

POSTPONEMENT OF PAYOUTS

With respect to amounts allocated to the Series Account, payout of any amount due upon a total or partial surrender, death or under an annuity option will ordinarily be made within seven days after all documents required for such payout are received by the Annuity Service Center. However, the determination, application or payout of any death benefit, Transfer, full surrender, partial withdrawal or annuity payout may be deferred to the extent dependent on Accumulation or Annuity Unit Values, for any period during which the New York Stock Exchange is closed (other than customary weekend and holiday closings) or trading on the New York Stock Exchange is restricted as determined by the Securities and Exchange Commission, for any period during which any emergency exists as a result of which it is not reasonably practicable for the Company to determine the investment experience of such Accumulation or Annuity Units or for such other periods as the Securities and Exchange Commission may by order permit for the protection of investors.

SERVICES

A.	Safekeeping of Series Account Assets

The assets of the Series Account are held by First GWL&A. The assets of the Series Account are kept physically segregated and held separate and apart from the general account of First GWL&A. First GWL&A maintains records of all purchases and redemptions of shares of the underlying Portfolios. Additional protection for the assets of the Series Account is afforded by a financial institution bond that includes fidelity coverage issued to Great-West Lifeco Inc. and subsidiary companies in the amount of $50 million (Canadian) per occurrence and $100 million (Canadian) in the aggregate, which covers all officers and employees of First GWL&A.

B.	Independent Registered Public Accounting Firm

Deloitte & Touche LLP, 555 Seventeenth Street, Suite 3600, Denver, Colorado 80202, serves as First GWL&A's and the Series Account's Independent Registered Public Accounting Firm. Deloitte & Touche LLP examines financial statements for First GWL&A and the Series Account and provides other audit, tax and related services.

The financial statements of each of the investment divisions of the Variable Annuity -1 Series Account of First GWL&A and the financial statements of First GWL&A included in the Statement of Additional Information have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their reports appearing herein and elsewhere in the Registration Statement which reports express an unqualified opinion on the financial statements of each of the investment divisions of the Variable Annuity -1 Series Account of First GWL&A and the financial statements of First GWL&A and have been so included in reliance upon the reports of such firm given upon their authority as experts in accounting and auditing.

C.	Principal Underwriter

The offering of the Contracts is made on a continuous basis by GWFS Equities, Inc. (“GWFS”), an affiliate of First GWL&A. GWFS is a Delaware corporation and is a member of the FINRA. The Company does not anticipate discontinuing the offering of the Contract, although it reserves the right to do so. The Contract generally will be issued for Annuitants from birth to age ninety. The aggregate dollar amount of commissions paid to, and retained by, GWFS or any previous principal underwriter for the Contracts was zero for the last three fiscal years.

D.	Administrative Services

First GWL&A and GWL&A have entered into an Administrative Services Agreement dated August 1, 2003, as amended. Pursuant to the agreement, GWL&A performs certain corporate support services, investment services and other back office administrative services for First GWL&A. In addition, certain of GWL&A's property, equipment, and facilities are made available for First GWL&A for its operations. All charges for services and use of facilities to the extent practicable reflect actual costs, and are intended to be in accordance with New York Insurance Laws. The total compensation paid to GWL&A in connection with these services for the last three fiscal years was $282,308 for 2008, $1,253,400 for 2007, and $702,200 for 2006.

Certain administrative services are provided by GWFS to assist First GWL&A in processing the Contracts. These services are described in written agreements between GWFS and First GWL&A. The total compensation paid to GWFS in connection with these services was zero for the last three fiscal years.

WITHHOLDING

Annuity payouts and other amounts received under the Contract are subject to income tax withholding unless the recipient elects not to have taxes withheld. The amounts withheld will vary among recipients depending on the tax status of the individual and the type of payouts from which taxes are withheld.

Notwithstanding the recipient's election, withholding may be required with respect to certain payouts to be delivered outside the United States and with respect to certain distributions from certain types of qualified retirement plans, unless the proceeds are transferred directly to another qualified retirement plan. Moreover, special “backup withholding” rules may require the Company to disregard the recipient's election if the recipient fails to supply the Company with a taxpayer identification number (“TIN”) (social security number for individuals), or if the Internal Revenue Service notifies the Company that the TIN provided by the recipient is incorrect.

FINANCIAL STATEMENTS

The financial statements of First GWL&A should be considered only as bearing upon Depositor's ability to meet its obligations under the Contracts, and they should not be considered as bearing on the investment performance of the Series Account. The variable interests of Contract Owners under the Contracts are affected solely by the investment results of the Series Account.

First Great-West Life & Annuity
Insurance Company
(a wholly-owned subsidiary of
Great-West Life & Annuity
Insurance Company)

Balance Sheets as of December 31, 2008 and 2007 and Related Statements of Income, Statements of Stockholder’s Equity and Statements of Cash Flows for Each of the Three Years in the Period Ended December 31, 2008 and Report of Independent Registered Public Accounting Firm

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors and Stockholder of
First Great-West Life & Annuity Insurance Company
White Plains, New York

We have audited the accompanying balance sheets of First Great-West Life & Annuity Insurance Company (the “Company”) as of December 31, 2008 and 2007, and the related statements of income, stockholder’s equity, and cash flows for each of the three years in the period ended December 31, 2008. These financial statements are the responsibility of the Company’s management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. The Company is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements present fairly, in all material respects, the financial position of First Great-West Life & Annuity Insurance Company as of December 31, 2008 and 2007, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2008, in conformity with accounting principles generally accepted in the United States of America.

April 8, 2009

FIRST GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY
Balance Sheets
December 31, 2008 and 2007
(In Thousands, Except Share Amounts)

	December 31,

	2008	2007

Assets
Investments:
Fixed maturities, available-for-sale, at fair value (amortized cost $398,845 and $421,281)	$367,795	$424,443
Fixed maturities, held for trading, at fair value (amortized cost $0 and $4,112)	—	4,174
Mortgage loans on real estate (net of allowances of $802 and $802)	86,604	85,696
Equity investments, available-for-sale, at fair value (cost $57 and $59)	82	76
Policy loans	12,890	12,401
Short-term investments, available-for-sale (cost approximates fair value)	29,204	18,177
Other investments	178	—

Total investments	496,753	544,967

Other assets:
Cash	1,528	1,879
Reinsurance receivable	51,168	50,871
Deferred acquisition costs and value of business acquired	13,291	13,012
Investment income due and accrued	4,321	4,343
Premiums in course of collection	435	896
Deferred income taxes	19,070	3,212
Collateral under securities lending agreements	32,566	39,272
Due from parent and affiliates	1,153	—
Other assets	3,642	1,453
Assets of discontinued operations	6,120	5,860
Separate account assets	122,630	108,972

Total assets	$752,677	$774,737

See notes to financial statements.	(Continued)

2

FIRST GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY
Balance Sheets
December 31, 2008 and 2007
(In Thousands, Except Share Amounts)

	December 31,

	2008	2007

Liabilities and stockholder’s equity
Policy benefit liabilities:
Policy reserves	$521,471	$525,441
Policy and contract claims	5,086	5,732
Policyholders’ funds	2,797	2,785
Provision for policyholders’ dividends	1,700	2,000
Undistributed earnings on participating business	1,614	1,251

Total policy benefit liabilities	532,668	537,209

General liabilities:
Due to parent and affiliates	—	2,051
Payable under securities lending agreements	32,566	39,272
Other liabilities	2,495	4,838
Liabilities of discontinued operations	6,120	8,009
Separate account liabilities	122,630	108,972

Total liabilities	696,479	700,351

Commitments and contingencies (Note 14)

Stockholder’s equity:
Common stock, $1,000 par value, 10,000 shares authorized; 2,500 shares issued and outstanding	2,500	2,500
Additional paid-in capital	56,350	56,350
Accumulated other comprehensive income (loss)	(22,862)	1,441
Retained earnings	20,210	14,095

Total stockholder’s equity	56,198	74,386

Total liabilities and stockholder’s equity	$752,677	$774,737

See notes to financial statements.	(Concluded)

3

FIRST GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY
Statements of Income
Years Ended December 31, 2008, 2007 and 2006
(In Thousands)

	Year Ended December 31,

	2008	2007	2006

Revenues:
Premium income, net of premiums ceded of $10,807, $10,316 and $10,363	$15,263	$15,841	$15,488
Fee income	5,852	1,755	1,104
Net investment income	31,001	27,648	27,766
Net realized gains (losses) on investments	(5,215)	1,137	77

Total revenues	46,901	46,381	44,435

Benefits and expenses:
Life and other policy benefits, net of reinsurance recoveries of $10,469, $5,658 and $7,352	22,303	20,843	26,698
Increase (decrease) in policy reserves	(6,612)	(3,954)	(8,771)
Interest paid or credited to contractholders	12,176	10,534	10,305
Provision (Benefit) for policyholders’ share of earnings on participating business	1,370	575	(351)
Dividends to policyholders	1,333	2,038	1,610

Total benefits	30,570	30,036	29,491
General insurance expenses	6,009	4,939	3,422
Amortization of deferred acquisition costs and value of business acquired	2,333	3,009	2,945

Total benefits and expenses, net	38,912	37,984	35,858

Income from continuing operations before income taxes	7,989	8,397	8,577
Income tax expense	2,708	2,387	3,145

Income from continuing operations	5,281	6,010	5,432
Income (loss) from discontinued operations, net of income tax expense (benefit) of $2,923, $2,014 and ($257)	834	2,973	(477)

Net income	$6,115	$8,983	$4,955

See notes to financial statements.

4

FIRST GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY
Statements of Stockholder’s Equity
Years Ended December 31, 2008, 2007 and 2006
(In Thousands)

	Common Stock	Additional Paid-in Capital	Accumulated Other Comprehensive Income (Loss)	Retained Earnings	Total

Balances, January 1, 2006	$2,500	$56,350	($491)	$4,650	$63,009
Net income				4,955	4,955
Net change in unrealized gains			96		96

Total comprehensive income					5,051

Balances, December 31, 2006	2,500	56,350	(395)	9,605	68,060
Net income				8,983	8,983
Net change in unrealized gains			1,836		1,836

Total comprehensive income					10,819
Impact of adopting SFAS No. 155				7	7
Dividends				(4,500)	(4,500)

Balances, December 31, 2007	2,500	56,350	1,441	14,095	74,386
Net income				6,115	6,115
Net change in unrealized gains			(24,303)		(24,303)

Total comprehensive income					(18,188)

Balances, December 31, 2008	$2,500	$56,350	($22,862)	$20,210	$56,198

See notes to financial statements.

5

FIRST GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY
Statements of Cash Flows
Years Ended December 31, 2008, 2007 and 2006
(In Thousands)

	Year Ended December 31,

	2008	2007	2006

Cash flows from operating activities:
Net income	$6,115	$8,983	$4,955
Adjustments to reconcile net income to net cash provided by (used in) operating activities:
Earnings (loss) allocated to participating policyholders	1,370	575	(351)
Amortization of premiums, accretion of (discounts) on investments, net	(727)	232	319
Net realized (gains) losses on investments	5,162	(1,110)	(54)
Interest credited to contractholders	11,975	10,406	10,146
Depreciation and amortization	2,369	3,011	2,946
Deferral of acquisition costs	(2,423)	(3,679)	(3,504)
Deferred income taxes	(2,059)	(1,366)	(56)
Changes in assets and liabilities:
Held for trading investments	3,914	(4,010)	—
Policy benefit liabilities	(9,869)	(3,919)	(9,637)
Reinsurance receivable	(5,012)	(3,739)	333
Accrued interest and policyholder receivables	1,886	(359)	370
Other, net	(6,824)	3,520	787

Net cash provided by operating activities	5,877	8,545	6,254

Cash flows from investing activities:
Proceeds from sales, maturities and redemptions of investments:
Fixed maturities available-for-sale	141,518	93,435	139,056
Mortgage loans on real estate	7,449	11,068	15,196
Equity investments	35	19	—
Purchases of investments:
Fixed maturities available-for-sale	(123,119)	(136,396)	(137,982)
Mortgage loans on real estate	(8,650)	—	(22,550)
Equity investments	(73)	—	(105)
Net change in short-term investments	(11,027)	17,985	2,492
Net change in repurchase agreements	—	(13,431)	36
Other, net	(2,276)	(100)	320

Net cash provided by (used in) investing activities	3,857	(27,420)	(3,537)

Cash flows from financing activities:
Contract deposits	90,395	41,891	11,175
Contract withdrawals	(96,663)	(19,142)	(10,631)
Change in due to parent and affiliates	(3,204)	1,384	(1,608)
Dividends paid	—	(4,500)	—
Change in bank overdrafts	(613)	(325)	(1,386)

Net cash provided by (used in) financing activities	(10,085)	19,308	(2,450)

Net increase (decrease) in cash	(351)	433	267
Cash, beginning of year	1,879	1,446	1,179

Cash, end of year	$1,528	$1,879	$1,446

Supplemental disclosures of cash flow information:
Net cash paid during the year for income taxes	$9,283	$2,838	$1,637

Fair value of assets acquired in settlement of fixed maturity investments	$212	—	—

See notes to financial statements.

6

FIRST GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY
Notes to Financial Statements
Years Ended December 31, 2008, 2007 and 2006
(Dollars in Thousands, Except Share Amounts)

1.	Organization, Basis of Presentation and Significant Accounting Policies

Organization - First Great-West Life & Annuity Insurance Company (the “Company”), is a wholly-owned direct subsidiary of Great-West Life & Annuity Insurance Company (“GWL&A”).

The Company offers individual and group life insurance and individual and group annuity products. The Company was incorporated as a stock life insurance company in the State of New York and is subject to regulation by the New York Department of Insurance.

Basis of presentation - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Significant estimates are required to account for valuation of privately placed and non-actively traded public investments, derivative instruments, allowances for credit losses on mortgage loans on real estate, deferred acquisition costs and value of business acquired, policy reserves, and taxes on income. Actual results could differ from those estimates.

Reclassifications in the amounts of $10,406 and $10,146 were made to the statement of cash flows for the year ended December 31, 2007 and 2006, respectively, to separately reflect interest credited to contractholders. Formerly, they were included in policy benefit liabilities. The reclassifications had no effect on previously reported net income, total assets or total stockholder’s equity and were made in order to further enhance the readers’ understanding of the Company’s financial statements.

Significant accounting policies

Investments - Investments are reported as follows:

1.

The Company classifies the majority of its fixed maturity and all of its equity investments as available-for-sale and records them at fair value with the related net unrealized gain, or loss, net of policyholder related amounts and deferred taxes, in accumulated other comprehensive income (loss) in the stockholder’s equity section of the accompanying balance sheets. Net unrealized gains and losses related to participating contract policies are recorded as undistributed earnings on participating business in the Company’s balance sheets.

Premiums and discounts are recognized as a component of net investment income using the scientific interest method. Realized gains and losses and declines in value determined to be other-than-temporary are included in net realized gains (losses) on investments.

During the years ended December 31, 2008 and 2007, the Company purchased fixed maturity securities which were classified as held-for-trading. Assets in the held for trading category are carried at fair value with changes in fair value reported in net investment income.

The recognition of income on certain investments (e.g. loan-backed securities including mortgage-backed and asset-backed securities) is dependent upon market conditions, which could result in prepayments and changes in amounts to be earned.

2.

Mortgage loans on real estate are commercial loans and are carried at their unpaid balances adjusted for any unamortized premiums or discounts and allowances for credit losses. Interest income is accrued on the unpaid principal balance. Discounts and premiums are amortized to net investment income using the scientific interest method. Accrual of interest is discontinued on any impaired loans where collection of interest is doubtful.

7

FIRST GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY
Notes to Financial Statements
Years Ended December 31, 2008, 2007 and 2006
(Dollars in Thousands, Except Share Amounts)

The Company maintains an allowance for credit losses at a level that, in management’s opinion, is sufficient to absorb credit losses on its impaired loans. Management’s judgment is based upon situational analysis of each individual loan and may consider past loss experience and current and projected economic conditions. The measurement of impaired loans is based on the fair value of the underlying collateral.

3.

Equity investments classified as available-for-sale are carried at fair value with net unrealized gains and losses, net of deferred taxes, reported as accumulated other comprehensive income (loss) in the stockholder’s equity section of the Company’s balance sheets. Realized gains and losses and declines in value, determined to be other-than-temporary, are included in net realized gains (losses) on investments.

4.	Policy loans are carried at their unpaid balances.

5.

Short-term investments include securities purchased with initial maturities of one year or less and are carried at amortized cost, which approximates fair value. The Company classifies its short-term investments as available-for-sale.

6.	Gains and losses realized upon the disposal of investments are determined on a specific identification basis.

7.

The Company may employ a trading strategy that involves the sale of securities with a simultaneous agreement to repurchase similar securities at a future date at an agreed-upon price. Proceeds from the sale are reinvested in other securities and may enhance the current yield and total return. The difference between the sales price and the future repurchase price is recorded as an adjustment to net investment income. During the period between the sale and repurchase, the Company will not be entitled to receive interest and principal payments on the securities sold. Losses may arise from changes in the value of the securities or if the counterparty enters bankruptcy proceedings or becomes insolvent. In such cases, the Company’s right to repurchase the security may be restricted. Amounts owed to brokers under these arrangements are included in repurchase agreements in the accompanying balance sheets. The liability is collateralized by securities with approximately the same fair value.

8.

The Company receives collateral for lending securities that are held as part of its investment portfolio. The Company requires collateral in an amount greater than or equal to 102% of the market value of domestic securities loaned and 105% of foreign securities loaned. Such collateral is used to replace the securities loaned in event of default by the borrower. The Company’s securities lending transactions are accounted for as collateralized borrowings. Collateral is defined as government securities, letters of credit and/or cash collateral. The borrower can return and the Company can request the loaned securities at any time. The Company maintains ownership of the securities at all times and is entitled to receive from the borrower any payments for interest or dividends received on such securities during the loan term.

9.

One of the significant estimates inherent in the valuation of investments is the evaluation of investments for other-than-temporary impairments. The evaluation of impairments is a quantitative and qualitative process, which is subject to risks and uncertainties and is intended to determine whether declines in the fair value of investments should be recognized in current period earnings. The risks and uncertainties include changes in general economic conditions, the issuer’s financial condition or near term recovery prospects, the effects of changes in interest rates or credit spreads and the recovery period. The Company’s accounting policy requires that a decline in the value of a security below its cost or amortized cost basis be assessed to determine if the decline is other-than-temporary. If the security is deemed to be other-than-temporarily impaired, a charge is recorded in net realized capital losses equal to the difference between the fair value and cost or amortized cost basis of the security.

8

FIRST GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY
Notes to Financial Statements
Years Ended December 31, 2008, 2007 and 2006
(Dollars in Thousands, Except Share Amounts)

Derivative financial instruments - All derivatives, whether designated in hedging relationships or not, are recorded on the balance sheets in other assets and other liabilities at fair value. Accounting for the ongoing changes in the fair value of a derivative depends upon the intended use of the derivative and its designation as determined when the derivative contract is entered into. If the derivative is designated as a fair value hedge, the changes in its fair value of the derivative and of the fair value of the hedged item attributable to the hedged risk are recognized in earnings in net investment income. If the derivative is designated as a cash flow hedge, the effective portions of the changes in the fair value of the derivative are recorded in accumulated other comprehensive income (loss) on the Company’s balance sheets and are recognized in the income statements when the hedged item affects earnings. Changes in the fair value of derivatives not qualifying for hedge accounting and the over effective portion of cash flow hedges are recognized in net investment income in the period of the change.

Cash - Cash includes only amounts in demand deposit accounts.

Bank overdrafts - The Company’s cash management system provides for the reimbursement of all major bank disbursement accounts on a daily basis. Checks issued but not yet presented to banks for payment can result in overdraft balances for accounting purposes and are included in other liabilities in the accompanying balance sheets. At December 31, 2008 and 2007, this liability was $44 and $313, respectively.

Deferred acquisition costs (“DAC”) and value of business acquired (“VOBA”) - DAC, which primarily consists of sales commissions and costs associated with the Company’s sales representatives related to the production of new business, have been deferred to the extent recoverable. VOBA represents the estimated fair value of insurance or annuity contracts acquired through the acquisition of another insurance company. The recoverability of such costs is dependent upon the future profitability of the related business. The Company’s VOBA resulted from GWL&A’s 2003 acquisition of Canada Life Insurance Company of New York. DAC and VOBA associated with the annuity products and flexible premium universal life insurance products are amortized over the life of the contracts in proportion to the emergence of gross profits. Retrospective adjustments of these amounts are made when the Company revises its estimates of current or future gross profits. DAC and VOBA associated with traditional life insurance are amortized over the premium-paying period of the related policies in proportion to premium revenues recognized. See Note 8 for additional information regarding deferred acquisition costs and the value of business acquired.

Separate accounts - Separate account assets and related liabilities are carried at fair value in the accompanying balance sheets. The Company’s separate accounts invest in shares of Maxim Series Fund, Inc., an open-end management investment company, which is an affiliate of GWL&A, and shares of other non-affiliated mutual funds and government and corporate bonds. Investment income and realized capital gains and losses of the separate accounts accrue directly to the contractholders and, therefore, are not included in the Company’s statements of income. Revenues of the Company from the separate accounts consist of contract maintenance fees, administrative fees and mortality and expense risk charges.

Life insurance and annuity policy reserves - Life insurance and annuity policy reserves with life contingencies in the amounts of $364,775 and $445,006 at December 31, 2008 and 2007, respectively, are computed on the basis of estimated mortality, investment yield, withdrawals, future maintenance and settlement expenses and retrospective experience rating premium refunds. Annuity policy reserves without life contingencies in the amounts of $156,470 and $80,233 at December 31, 2008 and 2007, respectively, are established at the contract holder’s account value.

Reinsurance - Policy reserves and policy and contract claims ceded to other insurance companies are carried as a reinsurance receivable in the balance sheets. The cost of reinsurance related to long duration contracts is accounted for over the life of the underlying reinsured policies using assumptions consistent with those used to account for the underlying policies.

9

FIRST GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY
Notes to Financial Statements
Years Ended December 31, 2008, 2007 and 2006
(Dollars in Thousands, Except Share Amounts)

Policy and contract claims - Policy and contract claims include provisions for claims incurred but not reported and claims in the process of settlement. The provision for claims incurred but not reported is valued based primarily on the Company’s prior experience. The claims in the process of settlement are valued in accordance with the terms of the related policies and contracts.

Participating fund account - The Company sells participating policies in which the policyholder shares in the Company’s earnings through policyholder dividends that reflect the difference between the assumptions used in premium charged and the actual experience. The amount of dividends to be paid from undistributed earnings on participating business is determined annually by the Board of Directors.

Recognition of premium and fee income and benefits and expenses - Life insurance premiums are recognized when due. Annuity contract premiums with life contingencies are recognized as received. Revenues for annuity and other contracts without significant life contingencies consist of contract charges for the cost of insurance, contract administration and surrender fees that have been assessed against the contract account balance during the period and are recognized when earned. Fee income is derived primarily from administrative services related to assets under management. Fees from other administrative services are recorded as the services are provided. Fees from assets under management, which consist of contract maintenance fees, administration fees and mortality and expense risk charges, are recognized when due. Benefits and expenses on policies with life contingencies are associated with earned premiums so as to result in recognition of profits over the life of the contracts.

Net investment income - Interest from fixed maturities and mortgage loans on real estate is recognized when earned. Net investment income on equity securities available-for-sale is primarily comprised of dividend income and is recognized when declared.

Net realized gains and losses - Net realized gains and losses from investment sales are reported as a component of revenues and are determined on a specific identification basis. Net realized gains and losses also result from fair value changes in derivatives contracts that do not qualify, or are not designated, as a hedge for accounting purposes and the change in value of derivatives in certain fair-value hedge relationships upon termination or expiration. Impairments are recognized as net realized capital losses when investment losses in value are deemed other-than-temporary.

Income taxes - Income taxes are recorded using the asset and liability method in which deferred tax assets and liabilities are recorded for expected future tax consequences of events have been recognized in the Company’s financial statements or tax returns. In estimating future tax consequences, all expected future events (other than the enactments or changes in the tax laws or rules) are considered. Although realization is not assured, management believes it is more likely than not that the deferred tax asset will be realized.

The Company adopted Financial Accounting Standards Board Financial Interpretation No. 48, “Accounting for Uncertainty in Income Taxes - An Interpretation of FASB Statement No.  109” (“FIN 48”) effective January 1, 2007. Among other things, under FIN 48, the Company determines whether it is more-likely-than-not that a tax position will be sustained upon examination by the appropriate taxing authorities before any part of the benefit can be recorded in the financial statements.

Regulatory requirements - In accordance with the requirements of the New York State Department of Insurance (the “Department”), the Company must demonstrate that it maintains adequate capital. At December 31, 2008 and 2007, the Company was in compliance with the requirement (see Note 9). Also, in accordance with the requirements of the regulatory authorities in the states in which the Company conducts its business, it is required to maintain deposits with those authorities for the purpose of security for policy and contractholders.

10

FIRST GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY
Notes to Financial Statements
Years Ended December 31, 2008, 2007 and 2006
(Dollars in Thousands, Except Share Amounts)

2.	Discontinued Operations

On April 1, 2008, the Company completed the sale of substantially all of its healthcare insurance business to a subsidiary of CIGNA Corporation (“CIGNA”). The Company recognized a gain in the amount of $655, net of income taxes, upon completion of the transaction. The business that was sold was the vehicle through which the Company marketed and administered group life and health insurance to small and mid-sized employers. CIGNA acquired from the Company the stop loss, group life, group disability, group medical, group dental, group vision, group prescription drug coverage and group accidental death and dismemberment insurance business in New York through a combination of 100% indemnity reinsurance agreements, renewal rights and related administrative service agreements. As required by Statement of Financial Accounting Standards No. 144, “Accounting for the Impairment or Disposal of Long-Lived Assets,” the statements of income and balance sheets of the disposed business activities are presented as discontinued operations for all periods presented in the financial statements.

The following table summarizes the major classifications of assets and liabilities of discontinued operations at December 31, 2008 and 2007.

	December 31,

Assets	2008	2007

Reinsurance receivable	$6,120	$1,405
Uninsured claims receivable	—	952
Premiums in course of collection	—	451
Goodwill and other intangible assets	—	2,251
Deferred income taxes	—	742
Other	—	59

Total assets	$6,120	$5,860

Liabilities

Policy reserves	$2,109	$1,806
Policy and contract claims	4,011	2,112
Policyholders’ funds	—	2,674
Bank overdrafts	—	344
Other	—	1,073

Total liabilities	$6,120	$8,009

The following table summarizes selected financial information included in income from discontinued operations in the statements of income for the years ended December 31, 2008, 2007 and 2006.

	Year Ended December 31,

	2008	2007	2006

Revenues from discontinued operations	$808	$10,752	$12,700
Benefits and expenses from discontinued operations	629	7,779	13,177

Income (loss) from discontinued operations, net of income tax expense (benefit) of $90, $2,014 and ($257)	179	2,973	(477)
Gain on sale of discontinued operations, net of income taxes of $2,833, $ -, and $ -	655	—	—

Income from discontinued operations	$834	$2,973	($477)

11

FIRST GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY
Notes to Financial Statements
Years Ended December 31, 2008, 2007 and 2006
(Dollars in Thousands, Except Share Amounts)

3.	Application of Recent Accounting Pronouncements

Recently adopted accounting pronouncements

In September 2005, the Accounting Standards Executive Committee of the American Institute of Certified Public Accountants issued Statement of Position No. 05-1, “Accounting by Insurance Enterprises for Deferred Acquisition Costs in Connection With Modifications or Exchanges of Insurance Contracts” (“SOP 05-1”). SOP 05-1 provides guidance on accounting by insurance enterprises for deferred acquisition costs on internal replacements of insurance and investment contracts other than those specifically described in FASB Statement of Financial Accounting Standards No. 97, “Accounting and Reporting by Insurance Enterprises for Certain Long-Duration Contracts and for Realized Gains and Losses From the Sale of Investments.” SOP 05-1 defines an internal replacement as a modification in product benefits, features, rights or coverages that occurs by the exchange of a contract for a new contract, or by amendment, endorsement or rider to a contract, or by the election of a feature or coverage within a contract. SOP 05-1 is effective for internal replacements occurring in fiscal years beginning after December 15, 2006. The Company adopted SOP 05-1 on January 1, 2007. The adoption of SOP 05-1 did not have a material impact on the Company’s financial position or the results of its operations.

In February 2006, the FASB issued Statement of Financial Accounting Standards No. 155, “Accounting for Certain Hybrid Financial Instruments” (“SFAS No. 155”). SFAS No. 155 permits any hybrid financial instrument that contains an embedded derivative that otherwise would require bifurcation under Statement of Financial Accounting Standards No. 133 “Accounting for Derivative Instruments and Hedging Activities” to be carried at fair value in its entirety, with changes in fair value recognized in earnings. In addition, SFAS No. 155 requires that beneficial interests in securitized financial assets be analyzed to determine whether they are freestanding derivatives or contain an embedded derivative. SFAS No. 155 is applicable to new or modified financial instruments in fiscal years beginning after September 15, 2006, however it may be applied to instruments that an entity holds at the date of adoption on an instrument-by-instrument basis. The Company adopted SFAS No. 155 on January 1, 2007. The adoption of SFAS No. 155 increased stockholder’s equity by $7.

In June 2006, the FASB issued Financial Interpretation No. 48, “Accounting for Uncertainty in Income Taxes” (“FIN 48”). FIN 48 clarifies the accounting for uncertainty in income taxes recognized in accordance with Statement of Financial Accounting Standards No. 109 “Accounting for Income Taxes”. FIN 48 prescribes a recognition threshold and measurement attribute for the financial statement recognition and measurement of a tax position taken in a tax return. It also provides guidance on derecognition, classification, interest and penalties, accounting in interim periods, disclosure, and transition. FIN 48 is effective for fiscal years beginning after December 15, 2006. The Company adopted FIN 48 on January 1, 2007. The adoption of FIN 48 did not have a material impact on the Company’s financial position or the results of its operations.

In September 2006, the FASB issued Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (“SFAS No. 157”). SFAS No. 157 provides enhanced guidance for using fair value to measure assets and liabilities. SFAS No. 157 also provides expanded information about the extent to which a company measures assets and liabilities at fair value, the information used to measure fair value and the effect of fair value measurements on earnings. SFAS No. 157 is applicable whenever other authoritative pronouncements require or permit assets or liabilities to be measured at fair value. SFAS No. 157 is effective for fiscal years beginning after November 15, 2007. The Company adopted the provisions of SFAS No. 157 on January 1, 2008. The adoption of SFAS No. 157 did not have a material impact on the Company’s financial position or results of its operations.

12

FIRST GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY
Notes to Financial Statements
Years Ended December 31, 2008, 2007 and 2006
(Dollars in Thousands, Except Share Amounts)

In October 2008, the FASB issued Staff Position No. 157-3, “Determining the Fair Value of a Financial Asset When the Market for That Asset Is Not Active” (“FSP No. 157-3”). FSP No 157-3 applies to financial assets within the scope of accounting pronouncements that require or permit fair value measurements in accordance with FASB No. 157. FSP No. 157-3 clarifies the application of FASB No. 157 in a market that is not active and provides an example to illustrate key conditions in determining the fair value of a financial asset when the market for that financial asset is not active. FSP No. 157-3 became effective upon issuance including prior periods for which financial statements have not been issued. The Company adopted the provisions of FSP No. 157-3 effective September 30, 2008. The adoption of FSP No. 157-3 did not have a material impact on the Company’s financial position or results of its operations.

In February 2007, the FASB issued Statement of Financial Accounting Standards No. 159, “The Fair Value Option for Financial Assets and Financial Liabilities - Including an Amendment of FASB Statement No. 115” (“SFAS No.159”). SFAS No. 159 permits an entity to measure financial instruments and certain other items at estimated fair value. Most of the provisions of SFAS No. 159 are elective; however, the amendment to FASB No. 115, “Accounting for Certain Investments in Debt and Equity Securities”, applies to all entities that own trading and available-for-sale securities. The fair value option created by SFAS No. 159 permits an entity to measure eligible items at fair value as of specified election dates. The fair value option (a) may generally be applied instrument by instrument, (b) is irrevocable unless a new election date occurs, and (c) must be applied to the entire instrument and not to only a portion of the instrument. SFAS No. 159 is effective as of the beginning of the first fiscal year that begins after November 15, 2007. The Company adopted the provisions of SFAS No. 159 on January 1, 2008. The adoption of SFAS No. 159 did not have an impact on the Company’s financial position or results of its operations.

In January 2009, the FASB issued EITF 99-20-1, “Amendments to the Impairment Guidance of EITF Issue No. 99-20” (“EITF 99-20-1”). EITF 99-20-1 is an interpretative amendment to the impairment guidance of Emerging Issues Task Force Issue No. 99-20, “Recognition of Interest Income and Impairment on Purchased Beneficial Interests and Beneficial Interests that Continue to be Held by a Transferor in Securitized Financial Assets” and aligns its impairment guidance to that of Statement of Financial Accounting Standards No. 115 “Accounting for Certain Investments in Debt and Equity Securities. EITF 99-20-1 is effective for reporting periods ending after December 15, 2008. The Company adopted EITF 99-20-1 for its year ended December 31, 2008. The adoption of EITF 99-20-1 did not have an impact on the Company’s financial position or results of its operations.

Future adoption of new accounting pronouncements

In February 2008, the FASB issued Staff Position No. 157-2, “Effective Date of FASB Statement No. 157” (“FSP No. 157-2”), which defers the effective date of SFAS 157 for all nonrecurring fair value measurements of non-financial assets and non-financial liabilities until fiscal years beginning after November 15, 2008. Non-financial assets include assets associated with business acquisitions and impairment testing of tangible and intangible assets. The Company adopted the provisions of SFAS No. 157-2 on January 1, 2009. The adoption of FSP No. 157-2 did not have a material impact on the Company’s financial position or results of its operations.

In March 2008, the FASB issued Statement of Financial Standards No. 161, “Disclosures about Derivative Instruments and Hedging Activities, an amendment of FASB Statement No. 133” (“SFAS No. 161”). SFAS No. 161 applies to all derivative instruments and related hedged items accounted for under Statement of Financial Standards No. 133, “Accounting for Derivative Instruments and Hedging Activities” (“SFAS No. 133”). SFAS No. 161 requires entities to provide enhanced disclosures regarding (a) how and why an entity uses derivative instruments, (b) how derivative instruments and related hedged items are accounted for under SFAS No. 133 and its related interpretations and (c) how derivative instruments and related hedged items affect an entity’s financial position, results of operations and cash flows. SFAS No. 161 is effective for fiscal years beginning after November 15, 2008. The Company adopted the provisions of SFAS No. 161 for its fiscal year beginning January 1, 2009. The adoption of SFAS No. 161 did not have an impact on the Company’s financial position or the results of its operations.

13

FIRST GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY
Notes to Financial Statements
Years Ended December 31, 2008, 2007 and 2006
(Dollars in Thousands, Except Share Amounts)

4.	Related Party Transactions

Included in the balance sheets at December 31, 2008 and 2007 are the following related party amounts:

	December 31,

	2008	2007

Reinsurance receivable	$42,854	$42,124

Included in the statements of income for the years ended December 31, 2008, 2007 and 2006 are the following related party amounts:

	Year Ended December 31,

	2008	2007	2006

Premium income, net of premiums ceded of $7,798, $7,355 and $7,680	($7,798)	($7,355)	($7,680)
Life and other policy benefits, net of reinsurance recoveries of $9,881, $3,076 and $4,266	(9,881)	(3,076)	(4,266)

The Company and GWL&A have service agreements whereby GWL&A administers, distributes and underwrites business for the Company and administers its investment portfolio. The amounts recorded are based upon estimated costs incurred and resources expended. For the years ended December 31, 2008, 2007 and 2006, the amounts paid to GWL&A for these services are summarized as follows:

	Year Ended December 31,

	2008	2007	2006

Investment management revenue included in net investment income	$628	$1,195	$623
Administrative and underwriting expense reimbursements included as a reduction to general insurance expenses	5,363	4,396	2,718

Total	$5,991	$5,591	$3,341

In addition, the Company and GWL&A have an agreement whereby GWL&A has committed to provide financial support related to the maintenance of adequate regulatory surplus and liquidity.

During 2008, a policyholder surrendered their business-owned life insurance policy with the Company and purchased a similar policy from GWL&A. As a result, the Company incurred losses from the sale of invested assets and writedown of DAC which were reimbursed by GWL&A as the Company waived fees and penalties on the transaction. The reimbursement amount of $2,627 is included in fee income in the accompanying statement of income.

14

FIRST GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY
Notes to Financial Statements
Years Ended December 31, 2008, 2007 and 2006
(Dollars in Thousands, Except Share Amounts)

5.	Summary of Investments

The following table summarizes fixed maturity securities and equity investments classified as available-for-sale at December 31, 2008:

	December 31, 2008
Fixed Maturities:	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Estimated Fair Value	Carrying Value
U.S. government direct obligations and U.S. agencies	$64,936	$11,766	$—	$76,702	$76,702
Obligations of U.S. states and their subdivisions	9,682	74	452	9,304	9,304
Foreign governments	190	2	—	192	192
Corporate debt securities	192,478	2,272	15,411	179,339	179,339
Mortgage-backed and asset-backed securities	131,559	56	29,357	102,258	102,258
Total fixed maturities	$398,845	$14,170	$45,220	$367,795	$367,795

Total equity investments	$57	$25	$—	$82	$82

The following table summarizes fixed maturity securities and equity investments classified as available-for-sale at December 31, 2007:

	December 31, 2007
Fixed Maturities:	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Estimated Fair Value	Carrying Value
U.S. government direct obligations and U.S. agencies	$67,724	$3,690	$212	$71,203	$71,203
Foreign governments	300	—	5	295	295
Corporate debt securities	218,982	5,178	1,821	222,340	222,340
Mortgage-backed and asset-backed securities	134,275	413	4,081	130,605	130,605
Total fixed maturities	$421,281	$9,281	$6,119	$424,443	$424,443

Total equity investments	$59	$17	$—	$76	$76

See Note 6 for additional information on policies regarding estimated fair value of fixed maturities and equity investments.

The amortized cost and estimated fair value of fixed maturity investments classified as available-for-sale at December 31, 2008, by contractual maturities, are shown below. Actual maturities will likely differ from these projections because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

15

FIRST GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY
Notes to Financial Statements
Years Ended December 31, 2008, 2007 and 2006
(Dollars in Thousands, Except Share Amounts)

	December 31, 2008
	Amortized Cost	Estimated Fair Value
Maturing in one year or less	$21,818	$21,447
Maturing after one year through five years	79,028	76,301
Maturing after five years through ten years	73,098	72,113
Maturing after ten years	67,006	68,866
Mortgage-backed and asset-backed securities	157,895	129,068
	$398,845	$367,795

Mortgage-backed and asset-backed securities include collateralized mortgage obligations that consist primarily of sequential and planned amortization classes with final stated maturities of two to thirty years and expected average lives of less than one to fifteen years. Prepayments on all mortgage-backed securities are monitored monthly and amortization of the premium and/or the accretion of the discount associated with the purchase of such securities are adjusted by such prepayments on a quarterly basis.

The following table summarizes information regarding the sales of fixed maturity investments classified as available-for-sale for the years ended December 31, 2008, 2007 and 2006:

	2008	2007	2006
Proceeds from sales	$112,438	$67,506	$99,254
Gross realized gains from sales	587	1,066	1,038
Gross realized losses from sales	—	(268)	(1,208)

Gross realized gains and gross realized losses from sales were primarily attributable to interest rate related gains and losses.

The Company has fixed maturity securities with fair values in the amounts of $0 and $450 that have been non-income producing for the twelve months preceding December 31, 2008 and 2007, respectively. These securities were written down to their fair value in the period they were deemed to be other-than-temporarily impaired.

Derivative financial instruments - The Company makes limited use of derivative financial instruments to manage interest rate and market risk associated with its invested assets. Derivatives are not used for speculative purposes.

The Company controls the credit risk of its derivative contracts through credit approvals, limits and monitoring procedures. Risk of loss is generally limited to the fair value of derivative instruments and not to the notional or contractual amounts of the derivatives. As the Company enters into derivative transactions only with high quality institutions, no losses associated with non-performance of derivative financial instruments have occurred or are expected to occur.

Fair value hedges - Interest rate futures are used to hedge the risk of the change in the fair value of certain fixed rate maturity investments. These transactions are entered into pursuant to master agreements that provide for a single net payment to be made by one party to the other at the expiration or termination of the agreement.

During the year, the Company entered into derivative contracts which were designated as fair value hedges. No amounts were recorded to net investment income during the year ended December 31, 2008 due to hedge ineffectiveness. In 2007 and 2006, there were no derivative contracts designated as fair value hedges.

16

FIRST GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY
Notes to Financial Statements
Years Ended December 31, 2008, 2007 and 2006
(Dollars in Thousands, Except Share Amounts)

Derivatives not designated as hedging instruments - The Company attempts to match the timing of when interest rates are committed on insurance products with other new investments. However, timing differences may occur and can expose the Company to fluctuating interest rates. To offset this risk, the Company uses U.S. Treasury futures contracts. The Company also utilizes U.S. Treasury futures as a method of adjusting the duration of the overall portfolio. Although management believes the above-mentioned derivatives are effective hedges from an economic standpoint, they do not meet the requirements for hedge accounting treatment under Statement of Financial Accounting Standards No. 133 “Accounting for Derivative Instruments and Hedging Activities.”

The Company occasionally purchases a financial instrument that contains a derivative instrument that is “embedded” in the financial instrument. Upon purchasing the instrument, the Company assesses whether the economic characteristics of the embedded derivative are clearly and closely related to the economic characteristics of the remaining component of the financial instrument (i.e. the host contract) and whether a separate instrument with the same terms as the embedded instrument could meet the definition of a derivative instrument. The company determines if (1) the embedded derivative possesses economic characteristics that are not clearly and closely related to the economic characteristics of the host contract, and (2) a separate instrument with the same terms would qualify as a derivative instrument. If both of these are true, the Company has the option of separating the embedded derivative from the host contract and carrying it at its fair value, or under Statement of Financial Accounting Standards No. 155, “Accounting for Certain Hybrid Financial Instruments” (“SFAS No. 155”), the Company may carry the entire hybrid instrument at fair value with gains and losses recognized in earnings.

During the years ended December 31, 2008, 2007 and 2006, decreases in the amounts of $0, $50 and $58, respectively, were recognized in net income from market value changes of derivatives not receiving hedge accounting treatment.

The following table summarizes derivative financial instruments at December 31, 2008:

	December 31, 2008
	Notional Amount	Strike/Swap Rate	Maturity
Futures:
Thirty year U.S. Treasury:
Short position	$40,500	N/A	March 2009

There were no derivative instruments held at December 31, 2007.

Mortgage loans - There were no impaired mortgage loans for the years ended December 31, 2008 and 2007. As part of its active loan management policy and in the interest of maximizing the future return of each individual loan, the Company may from time to time modify the original terms of certain loans.

The following table summarizes the activity in the allowance for mortgage loan credit losses for the years ended December 31, 2008, 2007 and 2006:

	Year Ended December 31,
	2008	2007	2006
Balance, January 1	$802	$802	$802
Release of provision	—	—	—
Amounts written off, net of recoveries	—	—	—
Balance, December 31	$802	$802	$802

17

FIRST GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY
Notes to Financial Statements
Years Ended December 31, 2008, 2007 and 2006
(Dollars in Thousands, Except Share Amounts)

The changes to the allowance for mortgage loan credit losses are recorded in net realized gains (losses) on investments.

Equity investments - The carrying value of the Company’s equity investments was $82 and $76 at December 31, 2008 and 2007, respectively.

Securities pledged, restricted assets and special deposits - The Company pledges investment securities it owns to unaffiliated parties through certain transactions, including securities sold under agreements to repurchase, futures contracts and state regulatory deposits.

The Company had securities on deposit with governmental authorities or trustees as required by certain insurance laws with carrying values in the amounts of $406 and $343 at December 31, 2008 and 2007, respectively.

The Company participates in a securities lending program whereby securities, which are included in invested assets in the accompanying balance sheets, are loaned to third parties. Securities with a cost or amortized cost in the amounts of $22,375 and $34,973 and estimated fair values in the amounts of $31,104 and $38,165 were on loan under the program at December 31, 2008 and 2007, respectively. The Company was liable for collateral under its control in the amounts of $32,566 and $39,272 at December 31, 2008 and 2007, respectively.

Additionally, the fair value of margin deposits related to futures contracts was approximately $1,600 and $0 at December 31, 2008 and 2007, respectively.

Impairment of fixed maturity and equity investments classified as available-for-sale - The Company classifies the majority of its fixed maturities and all of its equity investments as available-for-sale and records them at fair value with the related net unrealized gain or loss, net of deferred taxes, in accumulated other comprehensive income (loss) in the stockholder’s equity section in the accompanying balance sheets. All available-for-sale securities with gross unrealized losses at the balance sheet date are subjected to the Company’s process for the identification and evaluation of other-than-temporary impairments.

The Company writes down to fair value securities that it deems to be other-than-temporarily impaired in the period the securities are deemed to be so impaired. The Company records write-downs as realized losses and adjusts the cost basis of the securities accordingly. The Company does not adjust the revised cost basis for subsequent recoveries in value.

The assessment of whether an other-than-temporary impairment has occurred is based on management’s case-by-case evaluation of the underlying reasons for the decline in fair value. Management considers a wide range of factors, as described below, regarding the security issuer and uses its best judgment in evaluating the cause of the decline in its estimated fair value, and in assessing the prospects for near-term recovery. Inherent in management’s evaluation of the security are assumptions and estimates about the operations and future earnings potential of the issuer.

Considerations used by the Company in the impairment evaluation process include, but are not limited to, the following:

•	Fair value is significantly below cost.

•	The decline in fair value is attributable to specific adverse conditions affecting a particular instrument, its issuer, an industry or geographic area.

•	The decline in fair value has existed for an extended period of time.

•	A debt security has been downgraded by a credit rating agency.

•	The financial condition of the issuer has deteriorated.

•	Dividends have been reduced or eliminated or scheduled interest payments have not been made.

18

FIRST GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY
Notes to Financial Statements
Years Ended December 31, 2008, 2007 and 2006
(Dollars in Thousands, Except Share Amounts)

While all available information is taken into account, it is difficult to predict the ultimate recoverable amount of a distressed or impaired security.

Unrealized losses on fixed maturity and equity investments classified as available-for-sale

The following tables summarize unrealized investment losses by class of investment at December 31, 2008 and 2007. The Company considers these investments to be only temporarily impaired:

	December 31, 2008

	Less than twelve months		Twelve months or longer		Total

Fixed Maturities	Estimated Fair Value	Unrealized Loss	Estimated Fair Value	Unrealized Loss	Estimated Fair Value	Unrealized Loss

Obligations of U.S. states and their subdivisions	$7,008	$452	$—	$—	$7,008	$452
Corporate debt securities	97,759	8,534	41,799	6,877	139,558	15,411
Mortgage-backed and asset-backed securities	57,881	12,373	43,120	16,984	101,001	29,357

Total fixed maturities	$162,648	$21,359	$84,919	$23,861	$247,567	$45,220

Total number of securities in an unrealized loss position	92		65		157

	December 31, 2007

	Less than twelve months		Twelve months or longer		Total

Fixed Maturities	Estimated Fair Value	Unrealized Loss	Estimated Fair Value	Unrealized Loss	Estimated Fair Value	Unrealized Loss

U.S. government direct obligations and U.S. agencies	$—	$—	$14,466	$212	$14,466	$212
Foreign governments	—	—	295	5	295	5
Corporate debt securities	11,813	89	48,375	1,732	60,188	1,821
Mortgage-backed and asset-backed securities	31,015	1,675	57,684	2,406	88,699	4,081

Total fixed maturities	$42,828	$1,764	$120,820	$4,355	$163,648	$6,119

Total number of securities in an unrealized loss position	14		87		101

At December 31, 2008 and 2007 there were no unrealized losses on equity investments.

Fixed maturity investments - Total unrealized losses increased by $39,101 from December 31, 2007 to 2008. This increase in unrealized losses is primarily due to the corporate debt securities and mortgage-backed and asset-backed securities classes and reflects market illiquidity and economic uncertainty in these markets during the past year.

Unrealized losses on mortgage-backed and asset-backed securities comprise $25,276 of this increase and are attributable to widening of credit spreads resulting from a lack of market liquidity. The market disruption has influenced valuations at December 31, 2008, however, the underlying collateral on the securities within the portfolio along with credit enhancement and/or guarantees is sufficient to expect full repayment of the principal. See Footnote 6 for additional discussion regarding fair valuation processes.

19

FIRST GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY
Notes to Financial Statements
Years Ended December 31, 2008, 2007 and 2006
(Dollars in Thousands, Except Share Amounts)

Unrealized losses on corporate debt securities increased $13,590 from December 31, 2007 to 2008. The valuation of these securities has also been significantly influenced by market conditions. Management has classified these securities by sector, calculated as a percentage of total unrealized losses, as follows:

	December 31,

Corporate sector	2008	2007

Utility	32%	30%
Finance	29%	10%
Natural resources	12%	20%
Consumer	11%	18%
Industrial	11%	11%
Transportation	5%	10%
Other	—	1%

	100%	100%

Approximately $4,287 of the increase in unrealized losses was related to the finance industry. These unrealized losses were primarily related to securities in the financial services and insurance industries. Less than 5% (approximately $694 of the $15,411) of total unrealized losses on corporate debt securities was related to one security in the banking industry on which there has been a ratings downgrade since December 31, 2007. This security is rated A.

Approximately $4,334 of the increase in unrealized losses since December 2007 was related to the utility industry. Less than 5% (approximately $747 of the $15,411) of the total unrealized losses on corporate debt securities was related to securities in the utility industry on which there has been a ratings downgrade since December 31, 2007. All of these securities are rated BBB or above.

Future changes in the fair value of these securities will be dependent upon the return of market liquidity and changes in general market conditions including interest rates and credit spread movements. While the decline in fair value has been increasing and many unrealized losses have existed for longer than twelve months, the Company believes this is attributable to general market conditions and not reflective of the financial condition of the issuer or collateral backing the securities and has little bearing on whether the investment will be ultimately recoverable. Current liquidity conditions in the market place contribute to the uncertainty in the financial condition of the many issuers; however, the Company continually monitors its credit risk exposure to identify potential losses. The Company has the ability and intent to hold the securities with unrealized losses until a recovery of the fair value, which may be maturity; therefore, the Company does not consider these investments to be other-than-temporarily impaired at December 31, 2008.

Other-than-temporary impairment recognition

The Company recorded other-than-temporary impairments on fixed maturity investments of $5,675, $142 and $192 during 2008, 2007 and 2006, respectively. Of the $5,675, $4,616 was related to the write-down of a security in the financial services industry backed by Lehman Brothers Holdings Inc. The remaining $1,059 was related to the write-down of a security in the automobile industry backed by General Motors Corporation. The Company recorded other-than-temporary impairment on equity securities of $42 and $63 during 2008 and 2007, respectively. The Company did not record other-than-temporary impairment on any equity securities during the year ended December 31, 2006.

20

FIRST GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY
Notes to Financial Statements
Years Ended December 31, 2008, 2007 and 2006
(Dollars in Thousands, Except Share Amounts)

6.	Fair Value Measurements

The following table summarizes the carrying amount and estimated fair value of the Company’s financial instruments at December 31, 2008 and 2007:

	December 31, 2008		December 31, 2007

Assets	Carrying Amount	Estimated Fair Value	Carrying Amount	Estimated Fair Value

Fixed maturities and short-term investments	$396,999	$396,999	$446,794	$446,794
Mortgage loans on real estate	86,604	87,542	85,696	88,055
Equity investments	82	82	76	76
Policy loans	12,890	12,890	12,401	12,401
Other investments	178	178	—	—
Collateral under securities lending agreements	32,566	32,566	39,272	39,272
Reinsurance receivable	67	67	245	245
Separate account assets	122,630	122,630	108,972	108,972

	December 31, 2008		December 31, 2007

Liabilities	Carrying Amount	Estimated Fair Value	Carrying Amount	Estimated Fair Value

Annuity contract reserves without life contingencies	$156,470	$156,727	$80,233	$80,513
Policyholders’ funds	2,797	2,797	2,785	2,785
Separate account liabilities	122,630	122,630	108,972	108,972

Fixed maturity and equity securities - The fair values for public fixed maturity and equity securities are based upon quoted market prices or estimates from independent pricing services. However, in cases where quoted market prices are not readily available, such as for private fixed maturity investments, fair values are estimated. To determine estimated fair value for these instruments, the Company generally utilizes discounted cash flows calculated at current market rates on investments of similar quality and term. The fair value estimates are made at a specific point in time, based on available market information and judgments about financial instruments, including estimates of the timing and amounts of expected future cash flows and the credit standing of the issuer or counterparty. The use of different market assumptions and/or estimation methodologies may have a material effect on the estimated fair value amounts of the Company’s financial instruments.

Short-term investments and collateral under securities lending agreements - The carrying value of short-term investments and collateral under securities lending agreements is a reasonable estimate of fair value due to their short-term nature.

Mortgage loans on real estate - Mortgage loan fair value estimates generally are based on discounted cash flows. A discount rate matrix is incorporated whereby the discount rate used in valuing a specific mortgage generally corresponds to that mortgage’s remaining term and credit quality. The rates selected for inclusion in the discount rate matrix reflect rates that the Company would quote if placing loans representative in size and quality to those currently in the portfolio.

Policy loans - Policy loans accrue interest generally at variable rates with no fixed maturity dates and therefore, estimated fair value approximates carrying value.

Other investments - Other investments consist of the Company’s percentage ownership of a foreclosed lease interest in an aircraft. The estimated fair value is based on the present value of anticipated lease payments plus the residual value.

21

FIRST GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY
Notes to Financial Statements
Years Ended December 31, 2008, 2007 and 2006
(Dollars in Thousands, Except Share Amounts)

Reinsurance receivable - The carrying value of the reinsurance receivable is a reasonable estimate of fair value due to their short-term nature.

Annuity contract reserves without life contingencies - The estimated fair value of annuity contract reserves without life contingencies is estimated by discounting the projected expected cash flows to the maturity of the contracts utilizing risk-free spot interest rates plus a provision for credit risk.

Policyholders’ funds - The estimated fair value of policyholders’ funds is the same as the carrying amount since the Company can change the interest crediting rates due to fluctuations in market interest rates with 30 days notice.

Separate account assets and liabilities - Separate account assets and liabilities are adjusted to net asset value on a daily basis which approximates fair value.

The Company’s assets and liabilities recorded at fair value have been categorized based upon a fair value hierarchy in accordance with SFAS No. 157. The levels of the fair value hierarchy are described below.

•           Level 1 inputs utilize observable, quoted prices (unadjusted) in active markets for identical assets or liabilities that the Company has the ability to access. Financial assets and liabilities utilizing Level 1 inputs include actively exchange-traded equity securities.

•           Level 2 inputs utilize other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. Level 2 inputs include quoted prices for similar assets and liabilities in active markets, and inputs other than quoted prices that are observable for the asset or liability, such as interest rates and yield curves that are observable at commonly quoted intervals. The fair values for some Level 2 securities were obtained from a pricing service. The list of inputs used by the pricing service is reviewed on a quarterly basis. The pricing service inputs include, but are not limited to, benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, offers and reference data. Level 2 securities include those priced using a matrix which is based on credit quality and average life, U.S. government and agency securities, some private equities and certain fixed maturity investments.

•           Level 3 inputs are unobservable and include situations where there is little, if any, market activity for the asset or liability. The prices of the majority of Level 3 securities were obtained from single broker quotes and internal pricing models. Financial assets and liabilities utilizing Level 3 inputs include certain private equity, fixed maturity and over-the-counter derivative investments.

In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, the level in the fair value hierarchy within which the fair value measurement in its entirety falls has been determined based on the lowest level input that is significant to the fair value measurement in its entirety. The Company’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the asset or liability.

22

FIRST GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY
Notes to Financial Statements
Years Ended December 31, 2008, 2007 and 2006
(Dollars in Thousands, Except Share Amounts)

The following table presents information about the Company’s financial assets and liabilities measured at fair value on a recurring basis as of December 31, 2008 and indicates the fair value hierarchy of the valuation techniques utilized by the Company to determine such fair value:

	Assets and Liabilities Measured at Fair Value on a Recurring Basis December 31, 2008

	Quoted prices in active markets for identical assets (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total

Assets
Fixed maturities, available-for-sale	$—	$347,952	$19,843	$367,795
Equity investments, available-for-sale	82	—	—	82
Short-term investments, available-for-sale	169	29,035	—	29,204
Collateral under securities lending agreements	32,566	—	—	32,566
Separate account assets [1]	122,358	—	—	122,358

Total assets	$155,175	$376,987	$19,843	$552,005

Liabilities

Total liabilities	$—	$—	$—	$—

[1]	Includes only separate account investments which are carried at the fair value of the underlying invested assets owned by the separate accounts.

The following tables present additional information about assets and liabilities measured at fair value on a recurring basis and for which the Company has utilized Level 3 inputs to determine fair value:

	Recurring Level 3 Financial Assets and Liabilities Year Ended December 31, 2008

	Fixed maturities available- for-sale	Equity investments available- for-sale

Balance, January 1, 2008	$22,201	$42
Realized and unrealized gains and losses:
(Gains) losses included in net income	55	—
Gains (losses) included in other comprehensive income	(2,464)	—
Purchases, issuances and settlements	(2,580)	(42)
Transfers in (out) of Level 3	2,631	—

Balance, December 31, 2008	$19,843	$—

Total gains (losses) for the period included in net income attributable to the change in unrealized gains and losses relating to assets held at December 31, 2008	$—	$—

23

FIRST GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY
Notes to Financial Statements
Years Ended December 31, 2008, 2007 and 2006
(Dollars in Thousands, Except Share Amounts)

Realized and unrealized gains and losses included in net income for the year ended December 31, 2008 are reported in net realized gains (losses) on investments and net investment income as follows:

	Year Ended December 31, 2008

	Net realized gains (losses) on investments	Net investment income

Realized and unrealized gains and losses included in net income for the period	$55	$—

The Company has no assets or liabilities measured at fair value on a non-recurring basis at December 31, 2008.

7.	Reinsurance

In the normal course of business, the Company seeks to limit its exposure to loss on any single insured and to recover a portion of benefits paid by ceding risks to other insurance enterprises under excess coverage and co-insurance contracts. The Company retains 100% of the first $50 of coverage per individual life and has a maximum retention of $250 per individual life. Life insurance policies are first reinsured to GWL&A up to a maximum of $3,250 of coverage per individual life. Any excess amount is reinsured to a third party.

Reinsurance contracts do not relieve the Company from its obligations to policyholders. Failure of reinsurers to honor their obligations could result in losses to the Company. Consequently, allowances are established for amounts deemed uncollectible. The Company evaluates the financial condition of its reinsurers and monitors concentrations of credit risk arising from similar geographic regions, activities or economic characteristics of the reinsurers to minimize its exposure to significant losses from reinsurer insolvencies. At December 31, 2008 and 2007, the reinsurance receivables had net carrying values in the amounts of $51,168 and $50,871, respectively. There were no allowances for potential uncollectible reinsurance receivables at either December 31, 2008 or 2007.

The following tables summarize life insurance in force and premium income at, and for the year ended, December 31, 2008:

	Direct	Reinsurance Ceded	Reinsurance Assumed	Net

Life insurance in-force:
Individual	$5,196,461	($2,849,347)	$—	$2,347,114

Premium income:
Life insurance	$25,907	($10,800)	$—	$15,107
Annuities	163	(7)	—	156

Total	$26,070	($10,807)	$—	$15,263

24

FIRST GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY
Notes to Financial Statements
Years Ended December 31, 2008, 2007 and 2006
(Dollars in Thousands, Except Share Amounts)

The following tables summarize life insurance in force and premium income at, and for the year ended, December 31, 2007:

	Direct	Reinsurance Ceded	Reinsurance Assumed	Net

Life insurance in-force:
Individual	$5,823,441	($3,159,798)	$—	$2,663,643

Premium income:
Life insurance	$26,101	($10,311)	$—	$15,790
Annuities	56	(5)	—	51

Total	$26,157	($10,316)	$—	$15,841

The following table summarizes premium income for the year ended December 31, 2006:

	Direct	Reinsurance Ceded	Reinsurance Assumed	Net

Premium income:
Life insurance	$25,770	($10,357)	$—	$15,413
Annuities	81	(6)	—	75

Total	$25,851	($10,363)	$—	$15,488

8.	Deferred Acquisition Costs and Value of Business Acquired

The following table summarizes activity in deferred acquisition costs and value of business acquired for the years ended December 31, 2008, 2007 and 2008:

	DAC	VOBA	Total

Balance, January 1, 2006	$10,370	$476	$10,846
Capitalized additions	3,504	—	3,504
Amortization and writedowns	(2,875)	(70)	(2,945)
Unrealized investment gains (losses)	809	(76)	733

Balance, December 31, 2006	11,808	330	12,138
Capitalized additions	3,679	—	3,679
Amortization and writedowns	(2,873)	(136)	(3,009)
Unrealized investment gains	86	118	204

Balance, December 31, 2007	12,700	312	13,012
Capitalized additions	2,423	—	2,423
Amortization and writedowns	(2,245)	(88)	(2,333)
Unrealized investment gains (losses)	(195)	384	189

Balance, December 31, 2008	$12,683	$608	$13,291

The estimated future amortization expense for VOBA for the next five years is as follows:

Year Ended December 31,	Amount

2009	$97
2010	97
2011	97
2012	97
2013	97

25

FIRST GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY
Notes to Financial Statements
Years Ended December 31, 2008, 2007 and 2006
(Dollars in Thousands, Except Share Amounts)

9.	Stockholder’s Equity, Dividend Restrictions and Other Matters

At December 31, 2008 and 2007, the Company had 10,000 shares of $1,000 par value common stock authorized, 2,500 of which were issued and outstanding at both dates.

The Company’s net income and capital and surplus, as determined in accordance with statutory accounting principles and practices as prescribed by the National Association of Insurance Commissioners, for years ended December 31, 2008, 2007 and 2006 are as follows:

	Year Ended December 31,

	2008	2007	2006

	(Unaudited)
Net income	$3,607	$5,204	$8,295
Capital and surplus	53,932	47,784	45,562

As an insurance company domiciled in the State of New York, the Company is required to maintain a minimum of $6,000 of capital and surplus. Dividends are paid as determined by the Board of Directors, subject to restrictions as discussed below. The Company paid dividends in the amounts of $0, $4,500 and $0 during the years ended December 31, 2008, 2007 and 2006, respectively.

The maximum amount of dividends that can be paid to shareholders by insurance companies domiciled in the State of New York, without prior approval of the Insurance Commissioner, is subject to restrictions relating to statutory surplus and statutory net gain from operations. Unaudited statutory surplus and net gain from operations for the year ended December 31, 2008 were $51,432 and $7,286, respectively. The Company may pay up to $5,143 (unaudited) of dividends in 2009 without the approval of the Insurance Commissioner.

10.	Other Comprehensive Income (Loss)

The following table presents the composition of other comprehensive income (loss) for the year ended December 31, 2008:

	Year Ended December 31, 2008

	Before-tax Amount	Tax (Expense) Benefit	Net-of-tax Amount

Unrealized gains (losses) on available-for-sale securities:
Unrealized holding gains (losses) arising during the year	($37,817)	$13,236	($24,581)
Less: reclassification adjustment for (gains) losses realized in net income	237	(83)	154

Net unrealized gains (losses)	(37,580)	13,153	(24,427)
Reserve, DAC and VOBA adjustment	191	(67)	124

Other comprehensive income (loss)	($37,389)	$13,086	($24,303)

26

FIRST GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY
Notes to Financial Statements
Years Ended December 31, 2008, 2007 and 2006
(Dollars in Thousands, Except Share Amounts)

The following table presents the composition of other comprehensive income (loss) for the year ended December 31, 2007:

	Year Ended December 31, 2007

	Before-tax Amount	Tax (Expense) Benefit	Net-of-tax Amount

Unrealized gains (losses) on available-for-sale securities:
Unrealized holding gains (losses) arising during the year	$3,196	($1,119)	$2,077
Less: reclassification adjustment for (gains) losses realized in net income	(574)	201	(373)

Net unrealized gains (losses)	2,622	(918)	1,704
Reserve, DAC and VOBA adjustment	202	(70)	132

Other comprehensive income (loss)	$2,824	($988)	$1,836

The following table presents the composition of other comprehensive income (loss) for the year ended December 31, 2006:

	Year Ended December 31, 2006

	Before-tax Amount	Tax (Expense) Benefit	Net-of-tax Amount

Unrealized gains (losses) on available-for-sale securities:
Unrealized holding gains (losses) arising during the year	($848)	$297	($551)
Less: reclassification adjustment for (gains) losses realized in net income	228	(80)	148

Net unrealized gains (losses)	(620)	217	(403)
Reserve, DAC and VOBA adjustment	768	(269)	499

Other comprehensive income (loss)	$148	($52)	$96

11.	Net Investment Income and Net Realized Gains (Losses) on Investments

The following table summarizes net investment income for the years ended December 31, 2008, 2007 and 2006.

	Year Ended December 31,

	2008	2007	2006

Investment income:
Fixed maturity and short-term investments	$24,605	$22,396	$21,642
Mortgage loans on real estate	5,389	5,661	5,862
Policy loans	824	933	744
Other	810	(148)	141

	31,628	28,842	28,389
Investment expenses	(627)	(1,194)	(623)

Net investment income	$31,001	$27,648	$27,766

27

FIRST GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY
Notes to Financial Statements
Years Ended December 31, 2008, 2007 and 2006
(Dollars in Thousands, Except Share Amounts)

The following table summarizes net realized gains (losses) on investments for the years ended December 31, 2008, 2007 and 2006.

	Year Ended December 31,

	2008	2007	2006

Net realized gains (losses):
Fixed maturity and short-term investments	($5,316)	$760	($339)
Equity investments	(41)	(47)	—
Mortgage loans on real estate	219	454	441
Other	(77)	(30)	(25)

Net realized gains (losses) on investments	($5,215)	$1,137	$77

12.	General Insurance Expenses

The following table summarizes the components of general insurance expenses for the years ended December 31, 2008, 2007 and 2006:

	Year Ended December 31,

	2008	2007	2006

Compensation	$5,003	$4,382	$2,352
Commissions	2,870	3,994	3,962
Premium and other taxes	322	90	403
Capitalization of DAC	(2,423)	(3,679)	(3,504)
Other	237	152	209

Total general insurance expenses	$6,009	$4,939	$3,422

13.	Federal Income Taxes

The provision for income taxes is comprised of the following:

	Year Ended December 31,

	2008	2007	2006

Current	$4,767	$3,690	$3,042
Deferred	(2,059)	(1,303)	103

Total income tax provision	$2,708	$2,387	$3,145

28

FIRST GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY
Notes to Financial Statements
Years Ended December 31, 2008, 2007 and 2006
(Dollars in Thousands, Except Share Amounts)

The following table presents a reconciliation between the statutory federal income tax rate and the Company’s effective federal income tax rate from continuing operations for the years ended December 31, 2008, 2007 and 2006.

	Year Ended December 31,

	2008	2007	2006

Statutory federal income tax rate	35.0%	35.0%	35.0%
Income tax effect of:
State income taxes net of federal benefit	4.2	3.8	4.9
Provision for participating policies	6.0	2.4	(1.6)
Prior year tax adjustment	(10.8)	(13.2)	—
Other, net	(0.5)	0.4	(1.6)

Effective federal income tax rate from continuing operations	33.9%	28.4%	36.7%

The large decreases in prior year tax adjustments are due to the analysis of deferred income taxes and other tax related accounts.

Deferred income taxes represent the tax effect of the differences between the book and tax bases of assets and liabilities. The income tax effect of temporary differences, which give rise to the deferred tax assets and liabilities as of December 31, 2008 and 2007 are as follows:

	December 31,

	2008		2007

	Deferred Tax Asset	Deferred Tax Liability	Deferred Tax Asset	Deferred Tax Liability

Policyholder reserves	$7,332	$—	$10,959	$—
Deferred acquisition costs	109	—	—	1,019
Investment assets	9,809	—	—	7,109
Premiums receivable	940	—	798	—
Other	880	—	(417)	—

Total deferred taxes	$19,070	$—	$11,340	$8,128

Amounts presented for investment assets above include $12,326 and $(1,303) related to the unrealized (gains) losses on the Company’s fixed maturity and equity investments, which are classified as available-for-sale at December 31, 2008 and 2007, respectively.

The Company adopted the provisions of FASB Financial Interpretation No. 48, “Accounting for Uncertainty in Income Taxes” (“FIN 48”) on January 1, 2007. The Company did not recognize an increase in the liability for unrecognized tax benefits for the year ended December 31, 2008. A reconciliation of unrecognized tax benefits for the years ended December 31, 2008 and 2007 is as follows:

Balance, January 1, 2007	$—
Additions for tax positions in prior years	166

Balance, December 31, 2007	166
Additions for tax positions in the current year	—

Balance, December 31, 2008	$166

29

FIRST GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY
Notes to Financial Statements
Years Ended December 31, 2008, 2007 and 2006
(Dollars in Thousands, Except Share Amounts)

Included in the balance at December 31, 2008 are $166 of tax positions for which the ultimate deductibility is highly certain but for which there is uncertainty about the timing of such deductibility. Because of the impact of deferred tax accounting, other than interest, the disallowance of the shorter deductibility period would not affect the annual effective rate but would accelerate the payment of cash to the taxing authority to an earlier period.

The Company recognizes interest and penalties accrued related to unrecognized tax benefits in current income tax expense. During the year ended December 31, 2008, the Company recognized approximately $18 in interest and penalties related to uncertain tax positions. The company had approximately $29 accrued for the payment of interest and penalties at December 31, 2008.

The Company files income tax returns in the U.S federal jurisdiction and various states. With few exceptions, the Company is no longer subject to U.S federal, state and local income tax examinations by tax authorities for years 2004 and prior. The Company has been notified by the IRS that they will soon begin examination, however the specific companies and tax years to be audited have not been determined. The Company does not expect significant increases or decreases to the unrecognized tax benefits in 2009. Also, the Company does not expect significant increases or decreases relating to state and local audits.

Included in other assets at December 31, 2008 is a current income tax receivable in the amount of $462 and included in other liabilities at December 31, 2007 is a current tax payable of $2,200, related to the separate federal income tax returns.

Prior to the merger of the Company and CLNY, the Company and GWL&A Financial, parent company of GWL&A, had entered into an income tax allocation agreement whereby GWL&A Financial files a consolidated federal income tax return on behalf of a group that includes the Company. Under the agreement, the Company is responsible for and will receive the benefits of any income tax liability or benefit computed on a separate income tax return basis. Prior to the merger of the Company and CLNY, CLNY filed its federal income tax return on a separate basis. The Company and CLNY filed their 2005 income tax returns on these bases. Beginning for its income tax year ended December 31, 2006, the Company files its federal income tax return on a separate basis.

14.	Commitments and Contingencies

The Company is involved in various legal proceedings, which arise in the ordinary course of its business. In the opinion of management, after consultation with counsel, the resolution of these proceedings are not expected to have a material adverse effect on the Company’s financial position or results of its operations.

The Company makes commitments to fund investments in the normal course of its business. The amounts of these unfunded commitments at December 31, 2008 and 2007 were $1,087 and $9,061, respectively, all of which is due within one year from the dates indicated.

30

Variable Annuity -1 Series Account of First Great-West Life & Annuity Insurance Company

Financial Statements for the Years Ended December 31, 2008 and 2007

and Report of Independent Registered Public Accounting Firm

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors and Contract Owners of

Variable Annuity -1 Series Account of

First Great-West Life & Annuity Insurance Company

We have audited the accompanying statements of assets and liabilities of Variable Annuity -1 Series Account of First Great-West Life & Annuity Insurance Company (the “Series Account”) comprising the investment divisions as disclosed in Appendix A as of December 31, 2008, and the related statements of operations for the period presented in Appendix A, the statements of changes in net assets for the periods presented in Appendix A, and the financial highlights included in Note 5 for each of the periods presented. These financial statements and financial highlights are the responsibility of the Series Account’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States).  Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement.  The Series Account is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting.  Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Series Account's internal control over financial reporting.  Accordingly, we express no such opinion.  An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2008, by correspondence with the custodian. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the investment divisions constituting the Variable Annuity -1 Series Account of First Great-West Life & Annuity Insurance Company as of December 31, 2008, the results of their operations for the periods presented, the changes in their net assets for each of the periods presented, and the financial highlights for the periods presented in conformity with accounting principles generally accepted in the United States of America.

/s/ DELOITTE & TOUCHE LLP

Denver, Colorado

March 31, 2009

VARIABLE ANNUITY-1 SERIES ACCOUNT OF FIRST GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

APPENDIX A

	Statements of Assets	Statements of	Statements of Changes
Investment Division	and Liabilities	Operations	in Net Assets
	As Of	Period	Periods
SELECT ANNUITY
AIM V.I. Core Equity Fund	December 31, 2008	Year Ended December 31, 2008	Two Years Ended December 31, 2008
AIM V.I. High Yield Fund	December 31, 2008	Year Ended December 31, 2008	Two Years Ended December 31, 2008
AIM V.I. International Growth Fund	December 31, 2008	Year Ended December 31, 2008	Two Years Ended December 31, 2008
AIM V.I. Technology Fund	December 31, 2008	Year Ended December 31, 2008	Two Years Ended December 31, 2008
Alger American LargeCap Growth Portfolio	December 31, 2008	Year Ended December 31, 2008	Two Years Ended December 31, 2008
Alger American MidCap Growth Portfolio	December 31, 2008	Year Ended December 31, 2008	Two Years Ended December 31, 2008
Alliance-Bernstein VPS Growth & Income Portfolio	December 31, 2008	Year Ended December 31, 2008	Two Years Ended December 31, 2008
Alliance-Bernstein VPS Growth Portfolio	December 31, 2008	Year Ended December 31, 2008	Two Years Ended December 31, 2008
Alliance-Bernstein VPS International Growth Portfolio	December 31, 2008	Year Ended December 31, 2008	Two Years Ended December 31, 2008
Alliance-Bernstein VPS International Value Portfolio	December 31, 2008	Year Ended December 31, 2008	Two Years Ended December 31, 2008
Alliance-Bernstein VPS Small/Midcap Value Portfolio	December 31, 2008	Year Ended December 31, 2008	Two Years Ended December 31, 2008
Alliance-Bernstein VPS Utility Income Portfolio	December 31, 2008	Year Ended December 31, 2008	Two Years Ended December 31, 2008
American Century VP Balanced Fund	December 31, 2008	Year Ended December 31, 2008	Two Years Ended December 31, 2008
American Century VP International Fund	December 31, 2008	Year Ended December 31, 2008	Two Years Ended December 31, 2008
American Century VP Value Fund	December 31, 2008	Year Ended December 31, 2008	Two Years Ended December 31, 2008
Delaware VIP Growth Opportunities Series	N/A	Period from May 1, 2008 to December 29, 2008	Period from May 1, 2008 to December 29, 2008 and Year Ended December 31, 2007
Delaware VIP Small Cap Value Series	December 31, 2008	Year Ended December 31, 2008	Two Years Ended December 31, 2008
Dreyfus IP MidCap Stock Portfolio	December 31, 2008	Year Ended December 31, 2008	Two Years Ended December 31, 2008
Dreyfus VIF Appreciation Portfolio	December 31, 2008	Year Ended December 31, 2008	Two Years Ended December 31, 2008
Dreyfus VIF Developing Leaders Portfolio	December 31, 2008	Year Ended December 31, 2008	Two Years Ended December 31, 2008
Dreyfus VIF Growth & Income Portfolio	December 31, 2008	Year Ended December 31, 2008	Two Years Ended December 31, 2008

VARIABLE ANNUITY-1 SERIES ACCOUNT OF FIRST GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

APPENDIX A (Continued)

	Statements of Assets	Statements of	Statements of Changes
Investment Division	and Liabilities	Operations	in Net Assets
	As Of	Period	Periods

DWS Blue Chip VIP Portfolio	December 31, 2008	Year Ended December 31, 2008	Two Years Ended December 31, 2008
DWS Capital Growth VIP Portfolio	December 31, 2008	Year Ended December 31, 2008	Two Years Ended December 31, 2008
DWS Dreman High Return Equity VIP Portfolio	December 31, 2008	Year Ended December 31, 2008	Two Years Ended December 31, 2008
DWS Dreman Small Mid Cap Value VIP Portfolio	December 31, 2008	Year Ended December 31, 2008	Two Years Ended December 31, 2008
DWS Growth & Income VIP Portfolio	December 31, 2008	Year Ended December 31, 2008	Two Years Ended December 31, 2008
DWS Health Care VIP Portfolio	December 31, 2008	Year Ended December 31, 2008	Two Years Ended December 31, 2008
DWS Large Cap Value VIP Portfolio	December 31, 2008	Year Ended December 31, 2008	Two Years Ended December 31, 2008
DWS Small Cap Index VIP Portfolio	December 31, 2008	Year Ended December 31, 2008	Two Years Ended December 31, 2008
Federated American Leaders Fund II	December 31, 2008	Year Ended December 31, 2008	Two Years Ended December 31, 2008
Federated Capital Income Fund II	December 31, 2008	Year Ended December 31, 2008	Two Years Ended December 31, 2008
Federated Fund for U.S. Government Securities II	December 31, 2008	Year Ended December 31, 2008	Two Years Ended December 31, 2008
Franklin Small Cap Value Securities Fund	December 31, 2008	Year Ended December 31, 2008	Two Years Ended December 31, 2008
Janus Aspen Balanced Portfolio Institutional Shares	December 31, 2008	Year Ended December 31, 2008	Two Years Ended December 31, 2008
Janus Aspen Balanced Portfolio Service Shares	December 31, 2008	Year Ended December 31, 2008	Year Ended December 31, 2008 and Period from May 1, 2007 to December 31, 2007
Janus Aspen Flexible Bond Portfolio Institutional Shares	December 31, 2008	Year Ended December 31, 2008	Two Years Ended December 31, 2008
Janus Aspen Flexible Bond Portfolio Service Shares	December 31, 2008	Year Ended December 31, 2008	Year Ended December 31, 2008 and Period from May 1, 2007 to December 31, 2007
Janus Aspen Growth & Income Portfolio Institutional Shares	December 31, 2008	Year Ended December 31, 2008	Two Years Ended December 31, 2008
Janus Aspen Growth & Income Portfolio Service Shares	December 31, 2008	Year Ended December 31, 2008	Year Ended December 31, 2008 and Period from May 1, 2007 to December 31, 2007
Janus Aspen International Growth Portfolio Institutional Shares	December 31, 2008	Year Ended December 31, 2008	Two Years Ended December 31, 2008

VARIABLE ANNUITY-1 SERIES ACCOUNT OF FIRST GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

APPENDIX A (Continued)

	Statements of Assets	Statements of	Statements of Changes
Investment Division	and Liabilities	Operations	in Net Assets
	As Of	Period	Periods

Janus Aspen International Growth Portfolio Service Shares	December 31, 2008	Year Ended December 31, 2008	Year Ended December 31, 2008 and Period from May 1, 2007 to December 31, 2007
Janus Aspen Large Cap Growth Portfolio	December 31, 2008	Year Ended December 31, 2008	Two Years Ended December 31, 2008
Janus Aspen Worldwide Growth Portfolio	December 31, 2008	Year Ended December 31, 2008	Two Years Ended December 31, 2008
LVIP Baron Growth Opportunities Portfolio	December 31, 2008	Year Ended December 31, 2008	Two Years Ended December 31, 2008
MFS VIT Utility Series	December 31, 2008	Period from May 1, 2008 to December 31, 2008	Period from May 1, 2008 to December 31, 2008
Neuberger Berman AMT Regency Portfolio	December 31, 2008	Year Ended December 31, 2008	Two Years Ended December 31, 2008
NVIT Mid Cap Index Fund	December 31, 2008	Year Ended December 31, 2008	Two Years Ended December 31, 2008
Oppenheimer Global Securities Fund/VA	December 31, 2008	Year Ended December 31, 2008	Two Years Ended December 31, 2008
PIMCO VIT High Yield Fund	December 31, 2008	Year Ended December 31, 2008	Two Years Ended December 31, 2008
PIMCO VIT Low Duration Bond Fund	December 31, 2008	Year Ended December 31, 2008	Two Years Ended December 31, 2008
PIMCO VIT Total Return Fund	December 31, 2008	Year Ended December 31, 2008	Two Years Ended December 31, 2008
Pioneer Fund VCT Portfolio	December 31, 2008	Year Ended December 31, 2008	Two Years Ended December 31, 2008
Pioneer Growth Opportunities VCT Portfolio	December 31, 2008	Year Ended December 31, 2008	Two Years Ended December 31, 2008
Pioneer Mid Cap Value VCT Portfolio	December 31, 2008	Year Ended December 31, 2008	Two Years Ended December 31, 2008
Pioneer Small Cap Value VCT Portfolio	December 31, 2008	Year Ended December 31, 2008	Two Years Ended December 31, 2008
Prudential Series Fund Equity Portfolio	December 31, 2008	Year Ended December 31, 2008	Two Years Ended December 31, 2008
Schwab MarketTrack Growth Portfolio	December 31, 2008	Year Ended December 31, 2008	Two Years Ended December 31, 2008
Schwab Money Market Portfolio	December 31, 2008	Year Ended December 31, 2008	Two Years Ended December 31, 2008
Schwab S&P 500 Index Portfolio	December 31, 2008	Year Ended December 31, 2008	Two Years Ended December 31, 2008
Third Avenue Value Portfolio	December 31, 2008	Year Ended December 31, 2008	Two Years Ended December 31, 2008
Universal Institutional Fund U.S. Real Estate Portfolio	December 31, 2008	Year Ended December 31, 2008	Two Years Ended December 31, 2008
Van Kampen LIT ComStock	December 31, 2008	Year Ended December 31, 2008	Two Years Ended December 31, 2008
Van Kampen LIT Growth & Income	December 31, 2008	Year Ended December 31, 2008	Two Years Ended December 31, 2008
Wells Fargo Advantage VT Small/Midcap Value Fund	December 31, 2008	Year Ended December 31, 2008	Two Years Ended December 31, 2008
Wells Fargo Advantage VT Opportunity Fund	December 31, 2008	Year Ended December 31, 2008	Two Years Ended December 31, 2008

VARIABLE ANNUITY-1 SERIES ACCOUNT OF FIRST GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

APPENDIX A (Continued)

	Statements of Assets	Statements of	Statements of Changes
Investment Division	and Liabilities	Operations	in Net Assets
	As Of	Period	Periods

ONESOURCE ANNUITY
Aim V.I. International Growth Fund	December 31, 2008	Period from May 8, 2008 to December 31, 2008	Period from May 8, 2008 to December 31, 2008
Alger American Largecap Growth Portfolio	December 31, 2008	Period from May 8, 2008 to December 31, 2008	Period from May 8, 2008 to December 31, 2008
Alger American Midcap Growth Portfolio	December 31, 2008	Period from May 8, 2008 to December 31, 2008	Period from May 8, 2008 to December 31, 2008
Alliance-Bernstein VPS International Growth Portfolio	December 31, 2008	Period from May 8, 2008 to December 31, 2008	Period from May 8, 2008 to December 31, 2008
Alliance-Bernstein VPS International Value Portfolio	December 31, 2008	Period from May 8, 2008 to December 31, 2008	Period from May 8, 2008 to December 31, 2008
Alliance-Bernstein VPS Real Estate Investment Portfolio	December 31, 2008	Period from May 8, 2008 to December 31, 2008	Period from May 8, 2008 to December 31, 2008
American Century VP Balanced Fund	December 31, 2008	Period from May 8, 2008 to December 31, 2008	Period from May 8, 2008 to December 31, 2008
American Century VP Value Fund	December 31, 2008	Period from May 8, 2008 to December 31, 2008	Period from May 8, 2008 to December 31, 2008
Delaware VIP Growth Opportunities Series	December 31, 2008	Period from May 8, 2008 to December 31, 2008	Period from May 8, 2008 to December 31, 2008
Delaware VIP Small Cap Value Series	December 31, 2008	Period from May 8, 2008 to December 31, 2008	Period from May 8, 2008 to December 31, 2008
Dreyfus VIF Appreciation Portfolio	December 31, 2008	Period from May 8, 2008 to December 31, 2008	Period from May 8, 2008 to December 31, 2008
DWS Dreman Small Mid Cap Value VIP Portfolio	December 31, 2008	Period from May 8, 2008 to December 31, 2008	Period from May 8, 2008 to December 31, 2008
DWS Health Care VIP Portfolio	December 31, 2008	Period from May 8, 2008 to December 31, 2008	Period from May 8, 2008 to December 31, 2008
DWS Large Cap Value VIP Portfolio	December 31, 2008	Period from May 8, 2008 to December 31, 2008	Period from May 8, 2008 to December 31, 2008
DWS Small Cap Index VIP Portfolio	December 31, 2008	Period from May 8, 2008 to December 31, 2008	Period from May 8, 2008 to December 31, 2008
Federated Fund For U.S. Government Securities II	December 31, 2008	Period from May 8, 2008 to December 31, 2008	Period from May 8, 2008 to December 31, 2008

VARIABLE ANNUITY-1 SERIES ACCOUNT OF FIRST GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

APPENDIX A (Continued)

	Statements of Assets	Statements of	Statements of Changes
Investment Division	and Liabilities	Operations	in Net Assets
	As Of	Period	Periods

Franklin Small Cap Value Securities Fund	December 31, 2008	Period from May 8, 2008 to December 31, 2008	Period from May 8, 2008 to December 31, 2008
Janus Aspen Balanced Portfolio	December 31, 2008	Period from May 8, 2008 to December 31, 2008	Period from May 8, 2008 to December 31, 2008
Janus Aspen Flexible Bond Portfolio	December 31, 2008	Period from May 8, 2008 to December 31, 2008	Period from May 8, 2008 to December 31, 2008
Janus Aspen Growth & Income Portfolio	December 31, 2008	Period from May 8, 2008 to December 31, 2008	Period from May 8, 2008 to December 31, 2008
MFS VIT Utility Series	December 31, 2008	Period from May 8, 2008 to December 31, 2008	Period from May 8, 2008 to December 31, 2008
NVIT Mid Cap Index Fund	December 31, 2008	Period from May 8, 2008 to December 31, 2008	Period from May 8, 2008 to December 31, 2008
Oppenheimer International Growth Fund/VA	December 31, 2008	Period from May 8, 2008 to December 31, 2008	Period from May 8, 2008 to December 31, 2008
Pimco VIT High Yield Fund	December 31, 2008	Period from May 8, 2008 to December 31, 2008	Period from May 8, 2008 to December 31, 2008
Pimco VIT Low Duration Bond Fund	December 31, 2008	Period from May 8, 2008 to December 31, 2008	Period from May 8, 2008 to December 31, 2008
Pimco VIT Total Return Fund	December 31, 2008	Period from May 8, 2008 to December 31, 2008	Period from May 8, 2008 to December 31, 2008
Pioneer Emerging Markets VCT Portfolio	December 31, 2008	Period from May 8, 2008 to December 31, 2008	Period from May 8, 2008 to December 31, 2008
Pioneer Small Cap Value VCT Portfolio	December 31, 2008	Period from May 8, 2008 to December 31, 2008	Period from May 8, 2008 to December 31, 2008
Schwab Money Market Portfolio	December 31, 2008	Period from May 8, 2008 to December 31, 2008	Period from May 8, 2008 to December 31, 2008

VARIABLE ANNUITY-1 SERIES ACCOUNT OF FIRST GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

APPENDIX A (Concluded)

Investment Division	Statements of Assets and Liabilities	Statements of Operations	Statements of Changes in Net Assets
	As Of	Period	Periods
Schwab S&P 500 Index Portfolio	December 31, 2008	Period from May 8, 2008 to December 31, 2008	Period from May 8, 2008 to December 31, 2008
Seligman Communications & Information Fund	December 31, 2008	Period from May 8, 2008 to December 31, 2008	Period from May 8, 2008 to December 31, 2008
Third Avenue Value Portfolio	December 31, 2008	Period from May 8, 2008 to December 31, 2008	Period from May 8, 2008 to December 31, 2008

VARIABLE ANNUITY-1 SERIES ACCOUNT OF
FIRST GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 2008

	AIM V.I. CORE EQUITY FUND	AIM V.I. HIGH YIELD FUND	AIM V.I. INTERNATIONAL GROWTH FUND	AIM V.I. TECHNOLOGY FUND	ALGER AMERICAN LARGECAP GROWTH PORTFOLIO	ALGER AMERICAN MIDCAP GROWTH PORTFOLIO
Schwab Select Annuity:

ASSETS:
Investments at market value (1)	$401,113	$82,960	$85,728	$176,419	$1,035,376	$325,484
Investment income due and accrued
Due from First Great West Life & Annuity Insurance Company	15,741	22,501			2,817

Total assets	416,854	105,461	85,728	176,419	1,038,193	325,484

LIABILITIES:
Redemptions payable
Due to First Great West Life & Annuity Insurance Company	45	9	10	20	117	36

Total liabilities	45	9	10	20	117	36

NET ASSETS	$416,809	$105,452	$85,718	$176,399	$1,038,076	$325,448

NET ASSETS REPRESENTED BY:
Accumulation units	$401,068	$77,308	$85,718	$176,399	$1,031,203	$325,448
Contracts in payout phase	15,741	28,144			6,873

NET ASSETS	$416,809	$105,452	$85,718	$176,399	$1,038,076	$325,448

ACCUMULATION UNITS OUTSTANDING	31,777	7,840	11,487	114,256	92,005	38,654

UNIT VALUE (ACCUMULATION)	$12.62	$9.86	$7.46	$1.54	$11.21	$8.42

(1) Cost of investments:	$459,700	$132,102	$123,769	$293,682	$1,784,752	$931,340
Shares of investments:	20,310	22,482	4,399	21,052	39,100	46,234

The accompanying notes are an integral part of these financial statements.						(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF
FIRST GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 2008

	ALLIANCE-BERNSTEIN VPS GROWTH & INCOME PORTFOLIO	ALLIANCE-BERNSTEIN VPS GROWTH PORTFOLIO	ALLIANCE-BERNSTEIN VPS INTERNATIONAL GROWTH PORTFOLIO	ALLIANCE-BERNSTEIN VPS INTERNATIONAL VALUE PORTFOLIO	ALLIANCE-BERNSTEIN VPS SMALL/MIDCAP VALUE PORTFOLIO	ALLIANCE-BERNSTEIN VPS UTILITY INCOME PORTFOLIO
Schwab Select Annuity:

ASSETS:
Investments at market value (1)	$87,420	$59,283	$965,682	$541,656	$95,053	$129,812
Investment income due and accrued
Due from First Great West Life & Annuity Insurance Company

Total assets	87,420	59,283	965,682	541,656	95,053	129,812

LIABILITIES:
Redemptions payable
Due to First Great West Life & Annuity Insurance Company	10	7	109	61	11	15

Total liabilities	10	7	109	61	11	15

NET ASSETS	$87,410	$59,276	$965,573	$541,595	$95,042	$129,797

NET ASSETS REPRESENTED BY:
Accumulation units	$87,410	$59,276	$965,573	$541,595	$95,042	$129,797
Contracts in payout phase

NET ASSETS	$87,410	$59,276	$965,573	$541,595	$95,042	$129,797

ACCUMULATION UNITS OUTSTANDING	12,784	9,355	105,867	98,568	14,093	9,193

UNIT VALUE (ACCUMULATION)	$6.84	$6.34	$9.12	$5.49	$6.74	$14.12

(1) Cost of investments:	$151,162	$102,743	$2,063,537	$1,106,558	$153,409	$197,725
Shares of investments:	6,673	4,498	77,131	49,019	9,582	7,915

The accompanying notes are an integral part of these financial statements.						(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF
FIRST GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 2008

	AMERICAN CENTURY VP BALANCED FUND	AMERICAN CENTURY VP INTERNATIONAL FUND	AMERICAN CENTURY VP VALUE FUND	DELAWARE VIP SMALL CAP VALUE SERIES	DREYFUS IP MIDCAP STOCK PORTFOLIO	DREYFUS VIF APPRECIATION PORTFOLIO
Schwab Select Annuity:

ASSETS:
Investments at market value (1)	$469,364	$315,703	$937,253	$309,419	$33,569	$528,475
Investment income due and accrued
Due from First Great West Life & Annuity Insurance Company

Total assets	469,364	315,703	937,253	309,419	33,569	528,475

LIABILITIES:
Redemptions payable
Due to First Great West Life & Annuity Insurance Company	53	36	105	34	4	58

Total liabilities	53	36	105	34	4	58

NET ASSETS	$469,311	$315,667	$937,148	$309,385	$33,565	$528,417

NET ASSETS REPRESENTED BY:
Accumulation units	$469,311	$315,667	$937,148	$309,385	$33,565	$528,417
Contracts in payout phase

NET ASSETS	$469,311	$315,667	$937,148	$309,385	$33,565	$528,417

ACCUMULATION UNITS OUTSTANDING	43,770	27,631	87,394	26,842	3,766	63,545

UNIT VALUE (ACCUMULATION)	$10.72	$11.42	$10.72	$11.53	$8.91	$8.32

(1) Cost of investments:	$627,333	$486,337	$1,553,060	$460,319	$68,165	$701,842
Shares of investments:	88,895	53,149	200,268	16,600	4,276	18,299

The accompanying notes are an integral part of these financial statements.						(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF
FIRST GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 2008

	DREYFUS VIF DEVELOPING LEADERS PORTFOLIO	DREYFUS VIF GROWTH & INCOME PORTFOLIO	DWS BLUE CHIP VIP PORTFOLIO	DWS CAPITAL GROWTH VIP PORTFOLIO	DWS DREMAN HIGH RETURN EQUITY VIP PORTFOLIO	DWS DREMAN SMALL MID CAP VALUE VIP PORTFOLIO
Schwab Select Annuity:

ASSETS:
Investments at market value (1)	$8,977	$68,869	$24,553	$275,105	$137,014	$211,558
Investment income due and accrued		285
Due from First Great West Life & Annuity Insurance Company

Total assets	8,977	69,154	24,553	275,105	137,014	211,558

LIABILITIES:
Redemptions payable
Due to First Great West Life & Annuity Insurance Company	1	8	3	31	15	26

Total liabilities	1	8	3	31	15	26

NET ASSETS	$8,976	$69,146	$24,550	$275,074	$136,999	$211,532

NET ASSETS REPRESENTED BY:
Accumulation units	$8,976	$69,146	$24,550	$275,074	$136,999	$211,532
Contracts in payout phase

NET ASSETS	$8,976	$69,146	$24,550	$275,074	$136,999	$211,532

ACCUMULATION UNITS OUTSTANDING	1,187	9,900	3,640	37,324	20,694	29,597

UNIT VALUE (ACCUMULATION)	$7.56	$6.98	$6.74	$7.37	$6.62	$7.15

(1) Cost of investments:	$18,766	$109,948	$31,348	$388,833	$287,091	$276,157
Shares of investments:	472	5,190	3,387	20,303	22,063	26,678

The accompanying notes are an integral part of these financial statements.						(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF
FIRST GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 2008

	DWS GROWTH & INCOME VIP PORTFOLIO	DWS HEALTH CARE VIP PORTFOLIO	DWS LARGE CAP VALUE VIP PORTFOLIO	DWS SMALL CAP INDEX VIP PORTFOLIO	FEDERATED AMERICAN LEADERS FUND II	FEDERATED CAPITAL INCOME FUND II
Schwab Select Annuity:

ASSETS:
Investments at market value (1)	$102,382	$45,018	$154,907	$271,873	$285,413	$78,478
Investment income due and accrued
Due from First Great West Life & Annuity Insurance Company	2,937				35,395

Total assets	105,319	45,018	154,907	271,873	320,808	78,478

LIABILITIES:
Redemptions payable
Due to First Great West Life & Annuity Insurance Company	12	5	17	30	32	9

Total liabilities	12	5	17	30	32	9

NET ASSETS	$105,307	$45,013	$154,890	$271,843	$320,776	$78,469

NET ASSETS REPRESENTED BY:
Accumulation units	$98,142	$45,013	$154,890	$271,843	$285,381	$78,469
Contracts in payout phase	7,165				35,395

NET ASSETS	$105,307	$45,013	$154,890	$271,843	$320,776	$78,469

ACCUMULATION UNITS OUTSTANDING	16,112	4,923	18,271	23,686	26,610	7,650

UNIT VALUE (ACCUMULATION)	$6.09	$9.14	$8.48	$11.48	$10.72	$10.26

(1) Cost of investments:	$167,836	$52,448	$228,403	$452,159	$585,393	$94,781
Shares of investments:	19,997	4,764	17,366	31,503	35,063	10,825

The accompanying notes are an integral part of these financial statements.						(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF
FIRST GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 2008

	FEDERATED FUND FOR U.S. GOVERNMENT SECURITIES II	FRANKLIN SMALL CAP VALUE SECURITIES FUND	JANUS ASPEN BALANCED PORTFOLIO INSTITUTIONAL SHARES	JANUS ASPEN BALANCED PORTFOLIO SERVICE SHARES	JANUS ASPEN FLEXIBLE BOND PORTFOLIO INSTITUTIONAL SHARES	JANUS ASPEN FLEXIBLE BOND PORTFOLIO SERVICE SHARES
Schwab Select Annuity:

ASSETS:
Investments at market value (1)	$2,048,296	$115,399	$725,096	$362,908	$993,267	$653,493
Investment income due and accrued
Due from First Great West Life & Annuity Insurance Company

Total assets	2,048,296	115,399	725,096	362,908	993,267	653,493

LIABILITIES:
Redemptions payable	459				471
Due to First Great West Life & Annuity Insurance Company	238	11	83	25	115	76

Total liabilities	697	11	83	25	586	76

NET ASSETS	$2,047,599	$115,388	$725,013	$362,883	$992,681	$653,417

NET ASSETS REPRESENTED BY:
Accumulation units	$2,047,599	$115,388	$725,013	$362,883	$992,681	$653,417
Contracts in payout phase

NET ASSETS	$2,047,599	$115,388	$725,013	$362,883	$992,681	$653,417

ACCUMULATION UNITS OUTSTANDING	122,075	17,618	60,157	41,841	63,779	59,841

UNIT VALUE (ACCUMULATION)	$16.77	$6.55	$12.05	$8.67	$15.56	$10.92

(1) Cost of investments:	$2,018,116	$168,912	$844,696	$413,383	$980,865	$643,687
Shares of investments:	178,890	10,938	31,664	15,280	85,479	53,043

The accompanying notes are an integral part of these financial statements.						(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF
FIRST GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 2008

	JANUS ASPEN GROWTH & INCOME PORTFOLIO INSTITUTIONAL SHARES	JANUS ASPEN GROWTH & INCOME PORTFOLIO SERVICE SHARES	JANUS ASPEN INTERNATIONAL GROWTH PORTFOLIO INSTITUTIONAL SHARES	JANUS ASPEN INTERNATIONAL GROWTH PORTFOLIO SERVICE SHARES	JANUS ASPEN LARGE CAP GROWTH PORTFOLIO	JANUS ASPEN WORLDWIDE GROWTH PORTFOLIO
Schwab Select Annuity:

ASSETS:
Investments at market value (1)	$350,605	$326,034	$505,875	$493,850	$355,438	$455,505
Investment income due and accrued
Due from First Great West Life & Annuity Insurance Company					2,885

Total assets	350,605	326,034	505,875	493,850	358,323	455,505

LIABILITIES:
Redemptions payable			47
Due to First Great West Life & Annuity Insurance Company	40	37	57	56	40	52

Total liabilities	40	37	104	56	40	52

NET ASSETS	$350,565	$325,997	$505,771	$493,794	$358,283	$455,453

NET ASSETS REPRESENTED BY:
Accumulation units	$350,565	$325,997	$505,771	$493,794	$351,245	$455,453
Contracts in payout phase					7,038

NET ASSETS	$350,565	$325,997	$505,771	$493,794	$358,283	$455,453

ACCUMULATION UNITS OUTSTANDING	38,371	54,825	34,792	87,610	33,563	45,739

UNIT VALUE (ACCUMULATION)	$9.14	$5.95	$14.54	$5.64	$10.47	9.96

(1) Cost of investments:	$559,654	$538,226	$981,909	$1,096,092	$477,686	$568,868
Shares of investments:	30,303	28,010	19,140	18,987	22,496	23,638

The accompanying notes are an integral part of these financial statements.						(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF
FIRST GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 2008

	LVIP BARON GROWTH OPPORTUNITIES FUND	MFS VIT UTILITY SERIES	NEUBERGER BERMAN AMT REGENCY PORTFOLIO	NVIT MID CAP INDEX FUND	OPPENHEIMER GLOBAL SECURITIES FUND/VA	PIMCO VIT HIGH YIELD FUND
Schwab Select Annuity:

ASSETS:
Investments at market value (1)	$732,500	$2,740	$18,089	$219,983	$823,985	$670,138
Investment income due and accrued						4,131
Due from First Great West Life & Annuity Insurance Company

Total assets	732,500	2,740	18,089	219,983	823,985	674,269

LIABILITIES:
Redemptions payable	44
Due to First Great West Life & Annuity Insurance Company	82		2	24	93	76

Total liabilities	126		2	24	93	76

NET ASSETS	$732,374	$2,740	$18,087	$219,959	$823,892	$674,193

NET ASSETS REPRESENTED BY:
Accumulation units	$732,374	$2,740	$18,087	$219,959	$823,892	$674,193
Contracts in payout phase

NET ASSETS	$732,374	$2,740	$18,087	$219,959	$823,892	$674,193

ACCUMULATION UNITS OUTSTANDING	60,020	434	3,233	20,369	67,891	67,407

UNIT VALUE (ACCUMULATION)	$12.20	$6.31	$5.59	$10.80	$12.14	10.00

(1) Cost of investments:	$1,214,538	$4,322	$36,309	$357,452	$1,355,436	$818,177
Shares of investments:	42,304	152	1,962	19,641	40,771	118,399

The accompanying notes are an integral part of these financial statements.						(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF
FIRST GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 2008

	PIMCO VIT LOW DURATION BOND FUND	PIMCO VIT TOTAL RETURN FUND	PIONEER FUND VCT PORTFOLIO	PIONEER GROWTH OPPORTUNITIES VCT PORTFOLIO	PIONEER MID CAP VALUE VCT PORTFOLIO	PIONEER SMALL CAP VALUE VCT PORTFOLIO
Schwab Select Annuity:

ASSETS:
Investments at market value (1)	$1,416,203	$3,394,125	$160,898	$144,184	$46,542	$173,022
Investment income due and accrued	5,809	12,554
Due from First Great West Life & Annuity Insurance Company

Total assets	1,422,012	3,406,679	160,898	144,184	46,542	173,022

LIABILITIES:
Redemptions payable
Due to First Great West Life & Annuity Insurance Company	164	394	18	16	5	19

Total liabilities	164	394	18	16	5	19

NET ASSETS	$1,421,848	$3,406,285	$160,880	$144,168	$46,537	$173,003

NET ASSETS REPRESENTED BY:
Accumulation units	$1,421,848	$3,406,285	$160,880	$144,168	$46,537	$173,003
Contracts in payout phase

NET ASSETS	$1,421,848	$3,406,285	$160,880	$144,168	$46,537	$173,003

ACCUMULATION UNITS OUTSTANDING	130,733	293,469	16,809	15,982	6,384	16,507

UNIT VALUE (ACCUMULATION)	$10.88	$11.61	$9.57	$9.02	$7.29	10.48

(1) Cost of investments:	$1,481,765	$3,398,942	$245,906	$270,026	$77,965	$252,381
Shares of investments:	146,302	329,207	10,094	10,890	3,992	25,296

The accompanying notes are an integral part of these financial statements.						(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF
FIRST GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 2008

	PRUDENTIAL SERIES FUND EQUITY PORTFOLIO	SCHWAB MARKETTRACK GROWTH PORTFOLIO	SCHWAB MONEY MARKET PORTFOLIO	SCHWAB S&P 500 INDEX PORTFOLIO	THIRD AVENUE VALUE PORTFOLIO	UNIVERSAL INSTITUTIONAL FUND U.S. REAL ESTATE PORTFOLIO
Schwab Select Annuity:

ASSETS:
Investments at market value (1)	$61,847	$520,251	$11,261,698	$4,173,492	$782,947	$820,100
Investment income due and accrued			15,489
Due from First Great West Life & Annuity Insurance Company		4,519	1,907	13,545

Total assets	61,847	524,770	11,279,094	4,187,037	782,947	820,100

LIABILITIES:
Redemptions payable			45	71
Due to First Great West Life & Annuity Insurance Company	7	59	1,330	470	89	90

Total liabilities	7	59	1,375	541	89	90

NET ASSETS	$61,840	$524,711	$11,277,719	$4,186,496	$782,858	$820,010

NET ASSETS REPRESENTED BY:
Accumulation units	$61,840	$513,685	$11,202,010	$4,153,448	$782,858	$820,010
Contracts in payout phase		11,026	75,709	33,048

NET ASSETS	$61,840	$524,711	$11,277,719	$4,186,496	$782,858	$820,010

ACCUMULATION UNITS OUTSTANDING	8,040	39,639	836,784	360,315	143,972	45,472

UNIT VALUE (ACCUMULATION)	$7.69	$12.96	$13.39	$11.53	$5.44	18.03

(1) Cost of investments:	$101,794	$755,733	$11,261,698	$6,046,831	$1,604,166	$1,833,352
Shares of investments:	3,755	46,912	11,261,698	316,653	65,191	99,890

The accompanying notes are an integral part of these financial statements.						(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF
FIRST GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 2008

	VAN KAMPEN LIT COMSTOCK	VAN KAMPEN LIT GROWTH & INCOME	WELLS FARGO ADVANTAGE VT OPPORTUNITY FUND	WELLS FARGO ADVANTAGE VT SMALL/MIDCAP VALUE FUND	TOTAL SCHWAB SELECT ANNUITY
Schwab Select Annuity:					(UNAUDITED)

ASSETS:
Investments at market value (1)	$153,653	$266,227	$70,911	$129,293	$41,672,510
Investment income due and accrued					38,268
Due from First Great West Life & Annuity Insurance Company				4,011	106,258

Total assets	153,653	266,227	70,911	133,304	41,817,036

LIABILITIES:
Redemptions payable					1,137
Due to First Great West Life & Annuity Insurance Company	17	30	8	14	4,766

Total liabilities	17	30	8	14	5,903

NET ASSETS	$153,636	$266,197	$70,903	$133,290	$41,811,133

NET ASSETS REPRESENTED BY:
Accumulation units	$153,636	$266,197	$70,903	$123,504	$41,581,208
Contracts in payout phase				9,786	229,925

NET ASSETS	$153,636	$266,197	$70,903	$133,290	$41,811,133

ACCUMULATION UNITS OUTSTANDING	20,272	30,535	10,846	14,906

UNIT VALUE (ACCUMULATION)	$7.58	$8.72	$6.54	$8.29

(1) Cost of investments:	$272,553	$410,266	$140,274	$285,856	$55,608,534
Shares of investments:	18,625	19,376	6,979	26,120

The accompanying notes are an integral part of these financial statements.					(Concluded)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF
FIRST GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF OPERATIONS
YEAR ENDED DECEMBER 31, 2008

	AIM V.I. CORE EQUITY FUND	AIM V.I. HIGH YIELD FUND	AIM V.I. INTERNATIONAL GROWTH FUND	AIM V.I. TECHNOLOGY FUND	ALGER AMERICAN LARGECAP GROWTH PORTFOLIO	ALGER AMERICAN MIDCAP GROWTH PORTFOLIO
Schwab Select Annuity:

INVESTMENT INCOME:
Dividends	$11,446	$10,476	$661	$0	$3,615	$1,118

EXPENSES:
Mortality and expense risk	5,114	932	875	2,192	14,856	6,266

NET INVESTMENT INCOME (LOSS)	6,332	9,544	(214)	(2,192)	(11,241)	(5,148)

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Realized gain (loss) on sale of fund shares	28,569	(2,211)	(30,650)	32,498	49,628	(152,313)
Realized gain distributions	0	0	1,598	0	0	232,098

Net realized gain (loss)	28,569	(2,211)	(29,052)	32,498	49,628	79,785

Change in net unrealized depreciation on investments	(231,213)	(37,293)	(35,519)	(178,724)	(1,107,272)	(682,719)

NET DECREASE IN NET ASSETS
RESULTING FROM OPERATIONS	$(196,312)	$(29,960)	$(64,785)	$(148,418)	$(1,068,885)	$(608,082)

INVESTMENT INCOME RATIO (2008)	1.91%	9.56%	0.64%		0.21%	0.15%

INVESTMENT INCOME RATIO (2007)	1.05%	5.79%	0.46%		0.28%

INVESTMENT INCOME RATIO (2006)	1.68%	7.89%	1.33%		0.13%

INVESTMENT INCOME RATIO (2005)	0.36%	7.15%			0.23%

INVESTMENT INCOME RATIO (2004)	0.81%	15.18%

The accompanying notes are an integral part of these financial statements.						(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF
FIRST GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF OPERATIONS
YEAR ENDED DECEMBER 31, 2008

	ALLIANCE-BERNSTEIN VPS GROWTH & INCOME PORTFOLIO	ALLIANCE-BERNSTEIN VPS GROWTH PORTFOLIO	ALLIANCE-BERNSTEIN VPS INTERNATIONAL GROWTH PORTFOLIO	ALLIANCE-BERNSTEIN VPS INTERNATIONAL VALUE PORTFOLIO	ALLIANCE-BERNSTEIN VPS SMALL/MIDCAP VALUE PORTFOLIO	ALLIANCE-BERNSTEIN VPS UTILITY INCOME PORTFOLIO
Schwab Select Annuity:

INVESTMENT INCOME:
Dividends	$1,585	$0	$0	$9,826	$1,199	$8,505

EXPENSES:
Mortality and expense risk	940	1,693	13,039	7,957	1,317	2,783

NET INVESTMENT INCOME (LOSS)	645	(1,693)	(13,039)	1,869	(118)	5,722

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Realized loss on sale of fund shares	(15,484)	(48,684)	(206,194)	(207,630)	(29,396)	(100,441)
Realized gain distributions	13,497	0	29,778	54,194	17,053	34,727

Net realized loss	(1,987)	(48,684)	(176,416)	(153,436)	(12,343)	(65,714)

Change in net unrealized depreciation on investments	(61,606)	(38,743)	(800,316)	(555,945)	(51,498)	(89,027)

NET DECREASE IN NET ASSETS
RESULTING FROM OPERATIONS	$(62,948)	$(89,120)	$(989,771)	$(707,512)	$(63,959)	$(149,019)

INVESTMENT INCOME RATIO (2008)	1.44%			1.05%	0.78%	2.60%

INVESTMENT INCOME RATIO (2007)	1.31%		1.87%	1.41%	1.94%	3.74%

INVESTMENT INCOME RATIO (2006)			0.94%	0.03%		1.19%

INVESTMENT INCOME RATIO (2005)						1.74%

INVESTMENT INCOME RATIO (2004)						2.10%

The accompanying notes are an integral part of these financial statements.						(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF
FIRST GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF OPERATIONS
YEAR ENDED DECEMBER 31, 2008

	AMERICAN CENTURY VP BALANCED FUND	AMERICAN CENTURY VP INTERNATIONAL FUND	AMERICAN CENTURY VP VALUE FUND	DELAWARE VIP GROWTH OPPORTUNITIES SERIES	DELAWARE VIP SMALL CAP VALUE SERIES	DREYFUS IP MIDCAP STOCK PORTFOLIO
Schwab Select Annuity:				(1)

INVESTMENT INCOME:
Dividends	$14,857	$4,828	$28,894	$0	$3,619	$498

EXPENSES:
Mortality and expense risk	4,750	4,429	9,975	0	4,202	461

NET INVESTMENT INCOME (LOSS)	10,107	399	18,919	0	(583)	37

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Realized gain (loss) on sale of fund shares	(7,797)	40,423	(61,341)	(9,607)	(101,601)	(7,809)
Realized gain distributions	43,047	56,712	153,398	0	31,704	8,075

Net realized gain (loss)	35,250	97,135	92,057	(9,607)	(69,897)	266

Change in net unrealized depreciation on investments	(171,716)	(366,686)	(477,650)	9,607	(80,771)	(26,665)

NET DECREASE IN NET ASSETS
RESULTING FROM OPERATIONS	$(126,359)	$(269,152)	$(366,674)	$0	$(151,251)	$(26,362)

INVESTMENT INCOME RATIO (2008)	2.66%	0.93%	2.47%		0.73%	0.92%

INVESTMENT INCOME RATIO (2007)	1.73%	0.70%	1.41%		0.57%	0.43%

INVESTMENT INCOME RATIO (2006)	1.72%	1.51%	1.07%		0.16%	0.41%

INVESTMENT INCOME RATIO (2005)	1.56%	1.21%	1.14%		0.28%	0.04%

INVESTMENT INCOME RATIO (2004)	1.02%	0.52%	0.74%		0.31%	0.48%

(1) The portfolio ceased operations on January 2,2008.

The accompanying notes are an integral part of these financial statements.						(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF
FIRST GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF OPERATIONS
YEAR ENDED DECEMBER 31, 2008

	DREYFUS VIF APPRECIATION PORTFOLIO	DREYFUS VIF DEVELOPING LEADERS PORTFOLIO	DREYFUS VIF GROWTH & INCOME PORTFOLIO	DWS BLUE CHIP VIP PORTFOLIO	DWS CAPITAL GROWTH VIP PORTFOLIO	DWS DREMAN HIGH RETURN EQUITY VIP PORTFOLIO
Schwab Select Annuity:

INVESTMENT INCOME:
Dividends	$11,457	$151	$692	$6,359	$3,163	$7,103

EXPENSES:
Mortality and expense risk	5,115	121	951	2,203	2,876	1,825

NET INVESTMENT INCOME (LOSS)	6,342	30	(259)	4,156	287	5,278

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Realized gain (loss) on sale of fund shares	(10,869)	(2,215)	329	(152,809)	(24,020)	(30,237)
Realized gain distributions	42,681	911	14,572	69,272	0	44,854

Net realized gain (loss)	31,812	(1,304)	14,901	(83,537)	(24,020)	14,617

Change in net unrealized depreciation on investments	(249,620)	(4,407)	(70,561)	3,200	(114,248)	(143,237)

NET DECREASE IN NET ASSETS
RESULTING FROM OPERATIONS	$(211,466)	$(5,681)	$(55,919)	$(76,181)	$(137,981)	$(123,342)

INVESTMENT INCOME RATIO (2008)	1.91%	1.06%	0.62%	2.46%	0.94%	3.32%

INVESTMENT INCOME RATIO (2007)	1.49%	0.75%	0.76%	1.21%	0.43%	1.23%

INVESTMENT INCOME RATIO (2006)	1.10%	0.44%	0.80%		0.62%	0.81%

INVESTMENT INCOME RATIO (2005)	0.02%		1.37%		1.01%

INVESTMENT INCOME RATIO (2004)	2.01%	0.20%	1.31%		0.54%

The accompanying notes are an integral part of these financial statements.						(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF
FIRST GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF OPERATIONS
YEAR ENDED DECEMBER 31, 2008

	DWS DREMAN SMALL MID CAP VALUE VIP PORTFOLIO	DWS GROWTH & INCOME VIP PORTFOLIO	DWS HEALTH CARE VIP PORTFOLIO	DWS LARGE CAP VALUE VIP PORTFOLIO	DWS SMALL CAP INDEX VIP PORTFOLIO	FEDERATED AMERICAN LEADERS FUND II
Schwab Select Annuity:

INVESTMENT INCOME:
Dividends	$5,324	$2,822	$104	$4,156	$5,564	$6,888

EXPENSES:
Mortality and expense risk	2,911	1,183	625	1,719	3,013	3,170

NET INVESTMENT INCOME (LOSS)	2,413	1,639	(521)	2,437	2,551	3,718

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Realized gain (loss) on sale of fund shares	(216,974)	3,480	(31,641)	(64,965)	(8,156)	(11,503)
Realized gain distributions	130,272	33,258	5,574	54,237	35,384	106,582

Net realized gain (loss)	(86,702)	36,738	(26,067)	(10,728)	27,228	95,079

Change in net unrealized depreciation on investments	(53,687)	(103,403)	(8,805)	(81,371)	(175,594)	(251,174)

NET DECREASE IN NET ASSETS
RESULTING FROM OPERATIONS	$(137,976)	$(65,026)	$(35,393)	$(89,662)	$(145,815)	$(152,377)

INVESTMENT INCOME RATIO (2008)	1.56%	2.03%	0.14%	2.06%	1.57%	1.85%

INVESTMENT INCOME RATIO (2007)	0.76%	1.32%		0.68%	0.87%	1.78%

INVESTMENT INCOME RATIO (2006)		1.01%		1.06%	0.69%	1.54%

INVESTMENT INCOME RATIO (2005)		1.31%			0.64%	1.56%

INVESTMENT INCOME RATIO (2004)		0.75%			0.40%	1.35%

The accompanying notes are an integral part of these financial statements.						(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF
FIRST GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF OPERATIONS
YEAR ENDED DECEMBER 31, 2008

	FEDERATED CAPITAL INCOME FUND II	FEDERATED FUND FOR U.S. GOVERNMENT SECURITIES II	FRANKLIN SMALL CAP VALUE SECURITIES FUND	JANUS ASPEN BALANCED PORTFOLIO INSTITUTIONAL SHARES	JANUS ASPEN BALANCED PORTFOLIO SERVICE SHARES	JANUS ASPEN FLEXIBLE BOND PORTFOLIO INSTITUTIONAL SHARES
Schwab Select Annuity:

INVESTMENT INCOME:
Dividends	$5,187	$96,944	$1,778	$26,598	$5,160	$46,142

EXPENSES:
Mortality and expense risk	778	16,650	1,601	8,704	1,596	9,163

NET INVESTMENT INCOME	4,409	80,294	177	17,894	3,564	36,979

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Realized gain (loss) on sale of fund shares	(19)	(10,758)	(22,399)	16,722	(4,270)	(14,146)
Realized gain distributions	0	0	12,309	75,877	14,214	0

Net realized gain (loss)	(19)	(10,758)	(10,090)	92,599	9,944	(14,146)

Change in net unrealized appreciation (depreciation) on investments	(25,318)	(3,800)	(46,121)	(278,962)	(55,683)	26,814

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$(20,928)	$65,736	$(56,034)	$(168,469)	$(42,175)	$49,647

INVESTMENT INCOME RATIO (2008)	5.67%	4.95%	0.95%	2.60%	2.75%	4.28%

INVESTMENT INCOME RATIO (2007)	5.54%	4.11%	0.36%	2.52%	1.36%	4.34%

INVESTMENT INCOME RATIO (2006)	5.74%	4.26%		2.69%		4.87%

INVESTMENT INCOME RATIO (2005)	5.43%	4.20%		2.31%		4.82%

INVESTMENT INCOME RATIO (2004)	4.95%	4.55%		4.37%		5.66%

The accompanying notes are an integral part of these financial statements.						(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF
FIRST GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF OPERATIONS
YEAR ENDED DECEMBER 31, 2008

	JANUS ASPEN FLEXIBLE BOND PORTFOLIO SERVICE SHARES	JANUS ASPEN GROWTH & INCOME PORTFOLIO INSTITUTIONAL SHARES	JANUS ASPEN GROWTH & INCOME PORTFOLIO SERVICE SHARES	JANUS ASPEN INTERNATIONAL GROWTH PORTFOLIO INSTITUTIONAL SHARES	JANUS ASPEN INTERNATIONAL GROWTH PORTFOLIO SERVICE SHARES	JANUS ASPEN LARGE CAP GROWTH PORTFOLIO
Schwab Select Annuity:

INVESTMENT INCOME:
Dividends	$18,749	$5,511	$3,672	$29,643	$23,461	$3,844

EXPENSES:
Mortality and expense risk	2,932	4,658	3,801	9,120	8,601	4,393

NET INVESTMENT INCOME (LOSS)	15,817	853	(129)	20,523	14,860	(549)

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Realized gain (loss) on sale of fund shares	3,743	(10,416)	(25,632)	33,731	(178,276)	2,737
Realized gain distributions	0	0	0	152,451	125,755	0

Net realized gain (loss)	3,743	(10,416)	(25,632)	186,182	(52,521)	2,737

Change in net unrealized appreciation (depreciation) on investments	4,736	(260,589)	(207,118)	(866,245)	(640,552)	(248,645)

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$24,296	$(270,152)	$(232,879)	$(659,540)	$(678,213)	$(246,457)

INVESTMENT INCOME RATIO (2008)	5.43%	1.01%	0.82%	2.77%	2.33%	0.75%

INVESTMENT INCOME RATIO (2007)	4.02%	2.00%	1.54%	0.66%	0.36%	0.70%

INVESTMENT INCOME RATIO (2006)		1.85%		1.96%		0.46%

INVESTMENT INCOME RATIO (2005)		0.71%		1.32%		0.30%

INVESTMENT INCOME RATIO (2004)		0.87%		0.78%		0.14%

The accompanying notes are an integral part of these financial statements.						(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF
FIRST GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF OPERATIONS
YEAR ENDED DECEMBER 31, 2008

	JANUS ASPEN WORLDWIDE GROWTH PORTFOLIO	LVIP BARON GROWTH OPPORTUNITIES FUND	MFS VIT UTILITY SERIES	NEUBERGER BERMAN AMT REGENCY PORTFOLIO	NVIT MID CAP INDEX FUND	OPPENHEIMER GLOBAL SECURITIES FUND/VA
Schwab Select Annuity:			(1)

INVESTMENT INCOME:
Dividends	$8,166	$0	$0	$274	$3,981	$20,510

EXPENSES:
Mortality and expense risk	5,738	9,808	59	260	3,204	10,718

NET INVESTMENT INCOME (LOSS)	2,428	(9,808)	(59)	14	777	9,792

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Realized gain (loss) on sale of fund shares	10,960	(31,504)	(5,433)	(2,219)	(32,884)	(92,889)
Realized gain distributions	0	64,208	0	59	24,776	90,115

Net realized gain (loss)	10,960	32,704	(5,433)	(2,160)	(8,108)	(2,774)

Change in net unrealized depreciation on investments	(393,791)	(550,053)	(1,582)	(14,312)	(151,599)	(627,019)

NET DECREASE IN NET ASSETS
RESULTING FROM OPERATIONS	$(380,403)	$(527,157)	$(7,074)	$(16,458)	$(158,930)	$(620,001)

INVESTMENT INCOME RATIO (2008)	1.21%			0.90%	1.06%	1.63%

INVESTMENT INCOME RATIO (2007)	0.70%			0.47%	1.18%	1.25%

INVESTMENT INCOME RATIO (2006)	1.72%			0.39%	1.00%	1.17%

INVESTMENT INCOME RATIO (2005)	1.27%				0.73%	0.83%

INVESTMENT INCOME RATIO (2004)	1.01%				0.35%	0.93%

(1) The portfolio commenced operations on May 1, 2008.

The accompanying notes are an integral part of these financial statements.						(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF
FIRST GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF OPERATIONS
YEAR ENDED DECEMBER 31, 2008

	PIMCO VIT HIGH YIELD FUND	PIMCO VIT LOW DURATION BOND FUND	PIMCO VIT TOTAL RETURN FUND	PIONEER FUND VCT PORTFOLIO	PIONEER GROWTH OPPORTUNITIES VCT PORTFOLIO	PIONEER MID CAP VALUE VCT PORTFOLIO
Schwab Select Annuity:

INVESTMENT INCOME:
Dividends	$55,801	$67,980	$135,570	$12,591	$0	$528

EXPENSES:
Mortality and expense risk	6,174	14,247	25,840	1,763	1,684	515

NET INVESTMENT INCOME (LOSS)	49,627	53,733	109,730	10,828	(1,684)	13

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Realized gain (loss) on sale of fund shares	(48,066)	(14,436)	37,221	(1,033)	(40,973)	(724)
Realized gain distributions	1,688	23,304	64,791	0	19,054	4,801

Net realized gain (loss)	(46,378)	8,868	102,012	(1,033)	(21,919)	4,077

Change in net unrealized depreciation on investments	(144,179)	(91,632)	(91,946)	(97,886)	(64,494)	(28,363)

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$(140,930)	$(29,031)	$119,796	$(88,091)	$(88,097)	$(24,273)

INVESTMENT INCOME RATIO (2008)	7.69%	4.06%	4.46%	6.08%		0.87%

INVESTMENT INCOME RATIO (2007)	6.95%	4.76%	4.82%	1.24%		0.13%

INVESTMENT INCOME RATIO (2006)	6.87%	4.18%	4.45%	1.78%

INVESTMENT INCOME RATIO (2005)	6.52%	2.80%	2.03%	1.35%

INVESTMENT INCOME RATIO (2004)	6.41%	1.33%		0.76%

The accompanying notes are an integral part of these financial statements.						(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF
FIRST GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF OPERATIONS
YEAR ENDED DECEMBER 31, 2008

	PIONEER SMALL CAP VALUE VCT PORTFOLIO	PRUDENTIAL SERIES FUND EQUITY PORTFOLIO	SCHWAB MARKETTRACK GROWTH PORTFOLIO	SCHWAB MONEY MARKET PORTFOLIO	SCHWAB S&P 500 INDEX PORTFOLIO	THIRD AVENUE VALUE PORTFOLIO
Schwab Select Annuity:

INVESTMENT INCOME:
Dividends	$1,519	$938	$16,498	$204,792	$118,416	$10,029

EXPENSES:
Mortality and expense risk	2,618	858	5,819	87,149	49,492	9,168

NET INVESTMENT INCOME (LOSS)	(1,099)	80	10,679	117,643	68,924	861

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Realized gain (loss) on sale of fund shares	(201,056)	17,794	9,300	0	427,217	(197,166)
Realized gain distributions	40,615	10,227	27,239	0	0	199,760

Net realized gain (loss)	(160,441)	28,021	36,539	0	427,217	2,594

Change in net unrealized depreciation on investments	25,099	(72,796)	(292,894)	0	(3,071,573)	(621,084)

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$(136,441)	$(44,695)	$(245,676)	$117,643	$(2,575,432)	$(617,629)

INVESTMENT INCOME RATIO (2008)	0.49%	0.93%	2.41%	2.00%	2.04%	0.93%

INVESTMENT INCOME RATIO (2007)	0.71%	0.36%	1.62%	4.60%	1.65%	2.83%

INVESTMENT INCOME RATIO (2006)	0.90%	0.96%	1.43%	4.49%	1.40%	0.46%

INVESTMENT INCOME RATIO (2005)	0.59%	0.75%	1.31%	2.75%	1.75%

INVESTMENT INCOME RATIO (2004)		1.17%	1.25%	0.93%	1.09%

The accompanying notes are an integral part of these financial statements.						(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF
FIRST GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF OPERATIONS
YEAR ENDED DECEMBER 31, 2008

	UNIVERSAL INSTITUTIONAL FUND U.S. REAL ESTATE PORTFOLIO	VAN KAMPEN LIT COMSTOCK	VAN KAMPEN LIT GROWTH & INCOME	WELLS FARGO ADVANTAGE VT OPPORTUNITY FUND	WELLS FARGO ADVANTAGE VT SMALL/MIDCAP VALUE FUND	TOTAL SCHWAB SELECT ANNUITY
Schwab Select Annuity:						(UNAUDITED)

INVESTMENT INCOME:
Dividends	$48,023	$5,065	$7,453	$1,804	$0	$1,141,537

EXPENSES:
Mortality and expense risk	10,753	1,695	2,978	807	1,726	432,563

NET INVESTMENT INCOME (LOSS)	37,270	3,370	4,475	997	(1,726)	708,974

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Realized gain (loss) on sale of fund shares	(316,364)	(686)	(6,751)	(726)	183	(2,078,838)
Realized gain distributions	526,678	10,940	12,511	21,292	42,547	2,778,689

Net realized gain	210,314	10,254	5,760	20,566	42,730	699,851

Change in net unrealized depreciation on investments	(742,104)	(99,430)	(145,546)	(66,252)	(147,493)	(16,329,075)

NET DECREASE IN NET ASSETS
RESULTING FROM OPERATIONS	$(494,520)	$(85,806)	$(135,311)	$(44,689)	$(106,489)	$(14,920,250)

INVESTMENT INCOME RATIO (2008)	3.81%	2.55%	2.13%	1.90%

INVESTMENT INCOME RATIO (2007)	1.06%	2.24%	1.74%	0.61%	0.02%

INVESTMENT INCOME RATIO (2006)	0.95%	0.63%	1.17%

INVESTMENT INCOME RATIO (2005)	1.23%				0.39%

INVESTMENT INCOME RATIO (2004)	1.55%

The accompanying notes are an integral part of these financial statements.						(Concluded)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF
FIRST GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS
YEARS ENDED DECEMBER 31, 2008 AND 2007

	AIM V.I. CORE EQUITY FUND		AIM V.I. HIGH YIELD FUND		AIM V.I. INTERNATIONAL GROWTH FUND
	2008	2007	2008	2007	2008	2007
Schwab Select Annuity:

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$6,332	$1,679	$9,544	$8,003	$(214)	$(903)
Net realized gain (loss)	28,569	34,523	(2,211)	(2,821)	(29,052)	61,440
Change in net unrealized appreciation (depreciation) on investments	(231,213)	23,028	(37,293)	(4,471)	(35,519)	(41,046)

Increase (decrease) in net assets resulting from operations	(196,312)	59,230	(29,960)	711	(64,785)	19,491

CONTRACT TRANSACTIONS:
Purchase payments	0	0	0	0	0	9,999
Redemptions	(61,925)	(123,470)	(13,695)	(25,354)	(10)	(50)
Transfers, net	(114,118)	(23,400)	0	(36,587)	(96,682)	(378,718)
Contract maintenance charges	(137)	(102)	(54)	(53)	(7)	(7)
Adjustments to net assets allocated to contracts in payout phase	(1,812)	6,680	383	6,072

Decrease in net assets resulting from contract transactions	(177,992)	(140,292)	(13,366)	(55,922)	(96,699)	(368,776)

Total decrease in net assets	(374,304)	(81,062)	(43,326)	(55,211)	(161,484)	(349,285)

NET ASSETS:
Beginning of period	791,113	872,175	148,778	203,989	247,202	596,487

End of period	$416,809	$791,113	$105,452	$148,778	$85,718	$247,202

CHANGES IN UNITS OUTSTANDING:
Units issued	126	164	261	(287)	8,577	52,624
Units redeemed	(10,677)	(8,219)	(1,051)	(4,633)	(16,672)	(86,789)

Net decrease	(10,551)	(8,055)	(790)	(4,920)	(8,095)	(34,165)

The accompanying notes are an integral part of these financial statements.						(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF
FIRST GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS
YEARS ENDED DECEMBER 31, 2008 AND 2007

	AIM V.I. TECHNOLOGY FUND		ALGER AMERICAN LARGECAP GROWTH PORTFOLIO		ALGER AMERICAN MIDCAP GROWTH PORTFOLIO
	2008	2007	2008	2007	2008	2007
Schwab Select Annuity:

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment loss	$(2,192)	$(3,148)	$(11,241)	$(12,013)	$(5,148)	$(6,437)
Net realized gain	32,498	35,134	49,628	20,370	79,785	120,579
Change in net unrealized appreciation (depreciation) on investments	(178,724)	(4,987)	(1,107,272)	327,762	(682,719)	74,958

Increase (decrease) in net assets resulting from operations	(148,418)	26,999	(1,068,885)	336,119	(608,082)	189,100

CONTRACT TRANSACTIONS:
Purchase payments	0	0	0	37,350	3,542	37,131
Redemptions	(8,867)	(62,647)	(101,715)	(50,771)	(4,183)	(2,990)
Transfers, net	(1,361)	(1,531)	(835,065)	1,122,973	(411,872)	852,336
Contract maintenance charges	(62)	(59)	(180)	(165)	(38)	(35)
Adjustments to net assets allocated to contracts in payout phase			1,434	1,383

Increase (decrease) in net assets resulting from contract transactions	(10,290)	(64,237)	(935,526)	1,110,770	(412,551)	886,442

Total increase (decrease) in net assets	(158,708)	(37,238)	(2,004,411)	1,446,889	(1,020,633)	1,075,542

NET ASSETS:
Beginning of period	335,107	372,345	3,042,487	1,595,598	1,346,081	270,539

End of period	$176,399	$335,107	$1,038,076	$3,042,487	$325,448	$1,346,081

CHANGES IN UNITS OUTSTANDING:
Units issued	118,720	21,268	11,517	65,944	4,212	73,890
Units redeemed	(123,898)	(43,552)	(63,974)	(11,874)	(31,572)	(25,183)

Net increase (decrease)	(5,178)	(22,284)	(52,457)	54,070	(27,360)	48,707

The accompanying notes are an integral part of these financial statements.						(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF
FIRST GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS
YEARS ENDED DECEMBER 31, 2008 AND 2007

	ALLIANCE-BERNSTEIN VPS GROWTH & INCOME PORTFOLIO		ALLIANCE-BERNSTEIN VPS GROWTH PORTFOLIO		ALLIANCE-BERNSTEIN VPS INTERNATIONAL GROWTH PORTFOLIO
	2008	2007	2008	2007	2008	2007
Schwab Select Annuity:

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$645	$758	$(1,693)	$(1,549)	$(13,039)	$16,581
Net realized gain (loss)	(1,987)	5,774	(48,684)	20,211	(176,416)	601,008
Change in net unrealized depreciation on investments	(61,606)	(2,263)	(38,743)	(6,082)	(800,316)	(380,384)

Increase (decrease) in net assets resulting from operations	(62,948)	4,269	(89,120)	12,580	(989,771)	237,205

CONTRACT TRANSACTIONS:
Purchase payments	0	0	0	0	1,200	16,510
Redemptions	0	(85,327)	0	0	(45,610)	(58,568)
Transfers, net	(35,172)	237,836	(107,350)	212,130	254,843	247,822
Contract maintenance charges	(3)	0	(6)	0	(89)	(58)
Adjustments to net assets allocated to contracts in payout phase

Increase (decrease) in net assets resulting from contract transactions	(35,175)	152,509	(107,356)	212,130	210,344	205,706

Total increase (decrease) in net assets	(98,123)	156,778	(196,476)	224,710	(779,427)	442,911

NET ASSETS:
Beginning of period	185,533	28,755	255,752	31,042	1,745,000	1,302,089

End of period	$87,410	$185,533	$59,276	$255,752	$965,573	$1,745,000

CHANGES IN UNITS OUTSTANDING:
Units issued	5,328	22,340	7,118	54,534	30,936	65,200
Units redeemed	(8,525)	(8,941)	(20,785)	(34,644)	(22,103)	(52,974)

Net increase (decrease)	(3,197)	13,399	(13,667)	19,890	8,833	12,226

The accompanying notes are an integral part of these financial statements.						(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF
FIRST GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS
YEARS ENDED DECEMBER 31, 2008 AND 2007

	ALLIANCE-BERNSTEIN VPS INTERNATIONAL VALUE PORTFOLIO		ALLIANCE-BERNSTEIN VPS SMALL/MIDCAP VALUE PORTFOLIO		ALLIANCE-BERNSTEIN VPS UTILITY INCOME PORTFOLIO
	2008	2007	2008	2007	2008	2007
Schwab Select Annuity:

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$1,869	$5,989	$(118)	$2,668	$5,722	$18,028
Net realized gain (loss)	(153,436)	105,726	(12,343)	31,857	(65,714)	128,320
Change in net unrealized appreciation (depreciation) on investments	(555,945)	(63,672)	(51,498)	(17,126)	(89,027)	(39,235)

Increase (decrease) in net assets resulting from operations	(707,512)	48,043	(63,959)	17,399	(149,019)	107,113

CONTRACT TRANSACTIONS:
Purchase payments	0	25,413	3,891	1,388	0	0
Redemptions	(26,870)	(3,779)	(25,601)	(107)	(5,924)	(5,887)
Transfers, net	158,365	361,902	43,425	14,164	(599,507)	(17,608)
Contract maintenance charges	(120)	(64)	(33)	(2)	(26)	(26)
Adjustments to net assets allocated to contracts in payout phase

Increase (decrease) in net assets resulting from contract transactions	131,375	383,472	21,682	15,443	(605,457)	(23,521)

Total increase (decrease) in net assets	(576,137)	431,515	(42,277)	32,842	(754,476)	83,592

NET ASSETS:
Beginning of period	1,117,732	686,217	137,319	104,477	884,273	800,681

End of period	$541,595	$1,117,732	$95,042	$137,319	$129,797	$884,273

CHANGES IN UNITS OUTSTANDING:
Units issued	75,593	81,985	9,889	56,240	18,026	41,547
Units redeemed	(71,450)	(48,398)	(8,803)	(53,213)	(48,210)	(45,426)

Net increase (decrease)	4,143	33,587	1,086	3,027	(30,184)	(3,879)

The accompanying notes are an integral part of these financial statements.						(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF
FIRST GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS
YEARS ENDED DECEMBER 31, 2008 AND 2007

	AMERICAN CENTURY VP BALANCED FUND		AMERICAN CENTURY VP INTERNATIONAL FUND		AMERICAN CENTURY VP VALUE FUND
	2008	2007	2008	2007	2008	2007
Schwab Select Annuity:

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$10,107	$5,921	$399	$(1,144)	$18,919	$8,267
Net realized gain	35,250	30,572	97,135	19,116	92,057	123,852
Change in net unrealized appreciation (depreciation) on investments	(171,716)	(11,972)	(366,686)	102,940	(477,650)	(213,544)

Increase (decrease) in net assets resulting from operations	(126,359)	24,521	(269,152)	120,912	(366,674)	(81,425)

CONTRACT TRANSACTIONS:
Purchase payments	31,093	1,781	0	0	5,837	5,198
Redemptions	(36,926)	(153,353)	(63,822)	(20,215)	(59,644)	(17,758)
Transfers, net	(21,006)	216,612	(143,215)	(66,681)	20,203	328,112
Contract maintenance charges	(96)	(39)	(83)	(83)	(125)	(93)
Adjustments to net assets allocated to contracts in payout phase

Increase (decrease) in net assets resulting from contract transactions	(26,935)	65,001	(207,120)	(86,979)	(33,729)	315,459

Total increase (decrease) in net assets	(153,294)	89,522	(476,272)	33,933	(400,403)	234,034

NET ASSETS:
Beginning of period	622,605	533,083	791,939	758,006	1,337,551	1,103,517

End of period	$469,311	$622,605	$315,667	$791,939	$937,148	$1,337,551

CHANGES IN UNITS OUTSTANDING:
Units issued	5,172	23,596	0	0	7,066	66,293
Units redeemed	(7,271)	(18,591)	(10,293)	(4,567)	(10,233)	(46,008)

Net increase (decrease)	(2,099)	5,005	(10,293)	(4,567)	(3,167)	20,285

The accompanying notes are an integral part of these financial statements.						(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF
FIRST GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS
YEARS ENDED DECEMBER 31, 2008 AND 2007

	DELAWARE VIP GROWTH OPPORTUNITIES SERIES		DELAWARE VIP SMALL CAP VALUE SERIES		DREYFUS IP MIDCAP STOCK PORTFOLIO
	2008	2007	2008	2007	2008	2007
Schwab Select Annuity:	(1)	(2)

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$0	$(1,573)	$(583)	$(2,583)	$37	$(347)
Net realized gain (loss)	(9,607)	4,943	(69,897)	50,336	266	8,336
Change in net unrealized depreciation on investments	9,607	(9,607)	(80,771)	(94,635)	(26,665)	(6,862)

Increase (decrease) in net assets resulting from operations	0	(6,237)	(151,251)	(46,882)	(26,362)	1,127

CONTRACT TRANSACTIONS:
Purchase payments	0	0	1,262	2,010	0	0
Redemptions	0	0	(26,462)	(5,734)	(10,826)	0
Transfers, net	0	6,237	(61,860)	(561,469)	(5,026)	(3,483)
Contract maintenance charges	0	0	(32)	(26)	0	0
Adjustments to net assets allocated to contracts in payout phase			0	0	0	0

Increase (decrease) in net assets resulting from contract transactions	0	6,237	(87,092)	(565,219)	(15,852)	(3,483)

Total decrease in net assets	0	0	(238,343)	(612,101)	(42,214)	(2,356)

NET ASSETS:
Beginning of period	0	0	547,728	1,159,829	75,779	78,135

End of period	$0	$0	$309,385	$547,728	$33,565	$75,779

CHANGES IN UNITS OUTSTANDING:
Units issued	0	47,436	13,839	23,308	878	307
Units redeemed	0	(47,436)	(20,033)	(55,043)	(2,135)	(496)

Net decrease	0	0	(6,194)	(31,735)	(1,257)	(189)

(1) The portfolio ceased operations on January 2, 2008.
(2)	The portfolio commenced operations on May 1, 2006, but had no activity until 2007.

The accompanying notes are an integral part of these financial statements.						(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF
FIRST GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS
YEARS ENDED DECEMBER 31, 2008 AND 2007

	DREYFUS VIF APPRECIATION PORTFOLIO		DREYFUS VIF DEVELOPING LEADERS PORTFOLIO		DREYFUS VIF GROWTH & INCOME PORTFOLIO
	2008	2007	2008	2007	2008	2007
Schwab Select Annuity:

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$6,342	$5,082	$30	$(28)	$(259)	$(167)
Net realized gain (loss)	31,812	89,074	(1,304)	2,188	14,901	17,729
Change in net unrealized appreciation (depreciation) on investments	(249,620)	(43,768)	(4,407)	(5,526)	(70,561)	(3,964)

Increase (decrease) in net assets resulting from operations	(211,466)	50,388	(5,681)	(3,366)	(55,919)	13,598

CONTRACT TRANSACTIONS:
Purchase payments	950	16,723	0	15	0	0
Redemptions	(10)	(10,202)	(5)	0	(7,222)	(1,791)
Transfers, net	151,411	(617,675)	(5,342)	(5,557)	(44,691)	(37,747)
Contract maintenance charges	(52)	(27)	(6)	0	(27)	(24)
Adjustments to net assets allocated to contracts in payout phase

Increase (decrease) in net assets resulting from contract transactions	152,299	(611,181)	(5,353)	(5,542)	(51,940)	(39,562)

Total decrease in net assets	(59,167)	(560,793)	(11,034)	(8,908)	(107,859)	(25,964)

NET ASSETS:
Beginning of period	587,584	1,148,377	20,010	28,918	177,005	202,969

End of period	$528,417	$587,584	$8,976	$20,010	$69,146	$177,005

CHANGES IN UNITS OUTSTANDING:
Units issued	20,261	1,499	0	0	0	0
Units redeemed	(6,073)	(54,613)	(450)	(450)	(5,074)	(3,490)

Net increase (decrease)	14,188	(53,114)	(450)	(450)	(5,074)	(3,490)

The accompanying notes are an integral part of these financial statements.						(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF
FIRST GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS
YEARS ENDED DECEMBER 31, 2008 AND 2007

	DWS BLUE CHIP VIP PORTFOLIO		DWS CAPITAL GROWTH VIP PORTFOLIO		DWS DREMAN HIGH RETURN EQUITY VIP PORTFOLIO
	2008	2007	2008	2007	2008	2007
Schwab Select Annuity:

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$4,156	$1,667	$287	$(1,233)	$5,278	$1,129
Net realized gain (loss)	(83,537)	20,267	(24,020)	55,251	14,617	3,845
Change in net unrealized appreciation (depreciation) on investments	3,200	(23,149)	(114,248)	(34,838)	(143,237)	(16,954)

Increase (decrease) in net assets resulting from operations	(76,181)	(1,215)	(137,981)	19,180	(123,342)	(11,980)

CONTRACT TRANSACTIONS:
Purchase payments	0	0	810	805	0	0
Redemptions	(18,838)	0	0	(13,783)	(5,555)	(5,727)
Transfers, net	(241,130)	(143,839)	64,463	183,726	(20,863)	(48,458)
Contract maintenance charges	(15)	(1)	(8)	(4)	(12)	(7)
Adjustments to net assets allocated to contracts in payout phase

Increase (decrease) in net assets resulting from contract transactions	(259,983)	(143,840)	65,265	170,744	(26,430)	(54,192)

Total increase (decrease) in net assets	(336,164)	(145,055)	(72,716)	189,924	(149,772)	(66,172)

NET ASSETS:
Beginning of period	360,714	505,769	347,790	157,866	286,771	352,943

End of period	$24,550	$360,714	$275,074	$347,790	$136,999	$286,771

CHANGES IN UNITS OUTSTANDING:
Units issued	8,900	29,095	25,726	52,969	2,662	4,003
Units redeemed	(37,877)	(43,413)	(19,760)	(37,501)	(5,171)	(8,587)

Net increase (decrease)	(28,977)	(14,318)	5,966	15,468	(2,509)	(4,584)

The accompanying notes are an integral part of these financial statements.						(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF
FIRST GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS
YEARS ENDED DECEMBER 31, 2008 AND 2007

	DWS DREMAN SMALL MID CAP VALUE VIP PORTFOLIO		DWS GROWTH & INCOME VIP PORTFOLIO		DWS HEALTH CARE VIP PORTFOLIO
	2008	2007	2008	2007	2008	2007
Schwab Select Annuity:

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$2,413	$(290)	$1,639	$967	$(521)	$(165)
Net realized gain (loss)	(86,702)	30,327	36,738	45,867	(26,067)	1,132
Change in net unrealized appreciation (depreciation) on investments	(53,687)	(25,074)	(103,403)	(42,519)	(8,805)	1,167

Increase (decrease) in net assets resulting from operations	(137,976)	4,963	(65,026)	4,315	(35,393)	2,134

CONTRACT TRANSACTIONS:
Purchase payments	0	33,950	14,988	0	0	0
Redemptions	(1)	0	(1,142)	(21,365)	(9)	0
Transfers, net	12,967	58,578	(14,278)	(117,512)	37,981	27,238
Contract maintenance charges	(17)	(20)	(11)	(12)	(3)	0
Adjustments to net assets allocated to contracts in payout phase		0	1,679	1,258		0

Increase (decrease) in net assets resulting from contract transactions	12,949	92,508	1,236	(137,631)	37,969	27,238

Total increase (decrease) in net assets	(125,027)	97,471	(63,790)	(133,316)	2,576	29,372

NET ASSETS:
Beginning of period	336,559	239,088	169,097	302,413	42,437	13,065

End of period	$211,532	$336,559	$105,307	$169,097	$45,013	$42,437

CHANGES IN UNITS OUTSTANDING:
Units issued	30,064	33,055	1,791	0	20,182	2,313
Units redeemed	(31,555)	(24,534)	(1,769)	(14,428)	(18,793)	0

Net increase (decrease)	(1,491)	8,521	22	(14,428)	1,389	2,313

The accompanying notes are an integral part of these financial statements.						(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF
FIRST GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS
YEARS ENDED DECEMBER 31, 2008 AND 2007

	DWS LARGE CAP VALUE VIP PORTFOLIO		DWS SMALL CAP INDEX VIP PORTFOLIO		FEDERATED AMERICAN LEADERS FUND II
	2008	2007	2008	2007	2008	2007
Schwab Select Annuity:

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$2,437	$(128)	$2,551	$90	$3,718	$8,400
Net realized gain (loss)	(10,728)	1,331	27,228	117,766	95,079	281,421
Change in net unrealized appreciation (depreciation) on investments	(81,371)	5,910	(175,594)	(135,907)	(251,174)	(346,523)

Increase (decrease) in net assets resulting from operations	(89,662)	7,113	(145,815)	(18,051)	(152,377)	(56,702)

CONTRACT TRANSACTIONS:
Purchase payments	0	0	480	25,577	0	0
Redemptions	(191)	0	(11,679)	(71,412)	(6,717)	(644,162)
Transfers, net	109,488	98,923	(24,168)	(44,636)	(28,097)	(495,697)
Contract maintenance charges	(25)	(1)	(43)	(48)	(45)	(40)
Adjustments to net assets allocated to contracts in payout phase			0	0	(4,075)	12,792

Increase (decrease) in net assets resulting from contract transactions	109,272	98,922	(35,410)	(90,519)	(38,934)	(1,127,107)

Total increase (decrease) in net assets	19,610	106,035	(181,225)	(108,570)	(191,311)	(1,183,809)

NET ASSETS:
Beginning of period	135,280	29,245	453,068	561,638	512,087	1,695,896

End of period	$154,890	$135,280	$271,843	$453,068	$320,776	$512,087

CHANGES IN UNITS OUTSTANDING:
Units issued	19,852	7,797	1,900	10,089	315	348
Units redeemed	(11,645)	(174)	(4,000)	(15,395)	(2,319)	(62,589)

Net increase (decrease)	8,207	7,623	(2,100)	(5,306)	(2,004)	(62,241)

The accompanying notes are an integral part of these financial statements.						(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF
FIRST GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS
YEARS ENDED DECEMBER 31, 2008 AND 2007

	FEDERATED CAPITAL INCOME FUND II		FEDERATED FUND FOR U.S. GOVERNMENT SECURITIES II		FRANKLIN SMALL CAP VALUE SECURITIES FUND
	2008	2007	2008	2007	2008	2007
Schwab Select Annuity:						(1)

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$4,409	$5,437	$80,294	$64,227	$177	$(189)
Net realized gain (loss)	(19)	3,802	(10,758)	(14,605)	(10,090)	2,092
Change in net unrealized appreciation (depreciation) on investments	(25,318)	(5,137)	(3,800)	55,223	(46,121)	(7,392)

Increase (decrease) in net assets resulting from operations	(20,928)	4,102	65,736	104,845	(56,034)	(5,489)

CONTRACT TRANSACTIONS:
Purchase payments	0	0	5,788	5,481	1,324	221
Redemptions	0	(40,934)	(139,820)	(272,439)	0	0
Transfers, net	0	0	66,180	411,598	2,028	173,338
Contract maintenance charges	(44)	(31)	(115)	(86)	0	0
Adjustments to net assets allocated to contracts in payout phase		0

Increase (decrease) in net assets resulting from contract transactions	(44)	(40,965)	(67,967)	144,554	3,352	173,559

Total increase (decrease) in net assets	(20,972)	(36,863)	(2,231)	249,399	(52,682)	168,070

NET ASSETS:
Beginning of period	99,441	136,304	2,049,830	1,800,431	168,070	0

End of period	$78,469	$99,441	$2,047,599	$2,049,830	$115,388	$168,070

CHANGES IN UNITS OUTSTANDING:
Units issued	0	0	24,492	34,893	20,770	17,044
Units redeemed	(4)	(3,168)	(28,775)	(25,497)	(20,196)	0

Net increase (decrease)	(4)	(3,168)	(4,283)	9,396	574	17,044

(1)	The portfolio commenced operations on May 1, 2006, but had no activity until 2007.

The accompanying notes are an integral part of these financial statements.						(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF
FIRST GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS
YEARS ENDED DECEMBER 31, 2008 AND 2007

	JANUS ASPEN BALANCED PORTFOLIO INSTITUTIONAL SHARES		JANUS ASPEN BALANCED PORTFOLIO SERVICE SHARES		JANUS ASPEN FLEXIBLE BOND PORTFOLIO INSTITUTIONAL SHARES
	2008	2007	2008	2007	2008	2007
Schwab Select Annuity:				(1)

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income	$17,894	$20,176	$3,564	$1,068	$36,979	$48,829
Net realized gain (loss)	92,599	28,078	9,944	16	(14,146)	(50,046)
Change in net unrealized appreciation (depreciation) on investments	(278,962)	63,860	(55,683)	5,208	26,814	81,497

Increase (decrease) in net assets resulting from operations	(168,469)	112,114	(42,175)	6,292	49,647	80,280

CONTRACT TRANSACTIONS:
Purchase payments	0	0	4,012	1,499	0	2,240
Redemptions	(25,001)	(81,386)	(13,470)	0	(57,076)	(241,167)
Transfers, net	(261,785)	124,211	262,016	144,749	(145,924)	(314,514)
Contract maintenance charges	(25)	(25)	(40)	0	(69)	(123)
Adjustments to net assets allocated to contracts in payout phase

Increase (decrease) in net assets resulting from contract transactions	(286,811)	42,800	252,518	146,248	(203,069)	(553,564)

Total increase (decrease) in net assets	(455,280)	154,914	210,343	152,540	(153,422)	(473,284)

NET ASSETS:
Beginning of period	1,180,293	1,025,379	152,540	0	1,146,103	1,619,387

End of period	$725,013	$1,180,293	$362,883	$152,540	$992,681	$1,146,103

CHANGES IN UNITS OUTSTANDING:
Units issued	0	12,301	29,394	14,639	0	4,160
Units redeemed	(21,567)	(8,391)	(2,192)	0	(13,632)	(42,835)

Net increase (decrease)	(21,567)	3,910	27,202	14,639	(13,632)	(38,675)

(1) The portfolio commenced operations on May 1, 2007.

The accompanying notes are an integral part of these financial statements.						(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF
FIRST GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS
YEARS ENDED DECEMBER 31, 2008 AND 2007

	JANUS ASPEN FLEXIBLE BOND PORTFOLIO SERVICE SHARES		JANUS ASPEN GROWTH & INCOME PORTFOLIO INSTITUTIONAL SHARES		JANUS ASPEN GROWTH & INCOME PORTFOLIO SERVICE SHARES
	2008	2007	2008	2007	2008	2007
Schwab Select Annuity:		(1)				(1)

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$15,817	$6,552	$853	$12,117	$(129)	$2,321
Net realized gain (loss)	3,743	1,158	(10,416)	73,012	(25,632)	(182)
Change in net unrealized appreciation (depreciation) on investments	4,736	5,070	(260,589)	7,362	(207,118)	(5,074)

Increase (decrease) in net assets resulting from operations	24,296	12,780	(270,152)	92,491	(232,879)	(2,935)

CONTRACT TRANSACTIONS:
Purchase payments	533	2,645	0	999	1,810	36,006
Redemptions	(34,533)	(30,492)	(12,464)	(3,182)	(30,805)	0
Transfers, net	360,987	317,227	(128,541)	(314,874)	100,206	454,597
Contract maintenance charges	(24)	(2)	(26)	(39)	(3)	0
Adjustments to net assets allocated to contracts in payout phase	0	0	0	0	0	0

Increase (decrease) in net assets resulting from contract transactions	326,963	289,378	(141,031)	(317,096)	71,208	490,603

Total increase (decrease) in net assets	351,259	302,158	(411,183)	(224,605)	(161,671)	487,668

NET ASSETS:
Beginning of period	302,158	0	761,748	986,353	487,668	0

End of period	$653,417	$302,158	$350,565	$761,748	$325,997	$487,668

CHANGES IN UNITS OUTSTANDING:
Units issued	38,785	39,692	0	14,371	13,050	51,288
Units redeemed	(7,949)	(10,687)	(10,261)	(33,645)	(5,978)	(3,535)

Net increase (decrease)	30,836	29,005	(10,261)	(19,274)	7,072	47,753

(1) The portfolio commenced operations on May 1, 2007.

The accompanying notes are an integral part of these financial statements.						(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF
FIRST GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS
YEARS ENDED DECEMBER 31, 2008 AND 2007

	JANUS ASPEN INTERNATIONAL GROWTH PORTFOLIO INSTITUTIONAL SHARES		JANUS ASPEN INTERNATIONAL GROWTH PORTFOLIO SERVICE SHARES		JANUS ASPEN LARGE CAP GROWTH PORTFOLIO
	2008	2007	2008	2007	2008	2007
Schwab Select Annuity:				(1)

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$20,523	$(3,207)	$14,860	$(1,139)	$(549)	$(1,048)
Net realized gain (loss)	186,182	390,882	(52,521)	3,056	2,737	15,910
Change in net unrealized appreciation (depreciation) on investments	(866,245)	41,495	(640,552)	38,310	(248,645)	76,070

Increase (decrease) in net assets resulting from operations	(659,540)	429,170	(678,213)	40,227	(246,457)	90,932

CONTRACT TRANSACTIONS:
Purchase payments	0	4,133	6,367	3,875	0	0
Redemptions	(39,244)	(471,812)	(4,308)	(1,686)	(28,582)	(65,894)
Transfers, net	(384,330)	417,379	(341,221)	1,468,821	(26,530)	(79,198)
Contract maintenance charges	(128)	(178)	(57)	(11)	(180)	(214)
Adjustments to net assets allocated to contracts in payout phase	0	0	0	0	1,619	1,266

Increase (decrease) in net assets resulting from contract transactions	(423,702)	(50,478)	(339,219)	1,470,999	(53,673)	(144,040)

Total increase (decrease) in net assets	(1,083,242)	378,692	(1,017,432)	1,511,226	(300,130)	(53,108)

NET ASSETS:
Beginning of period	1,589,013	1,210,321	1,511,226	0	658,413	711,521

End of period	$505,771	$1,589,013	$493,794	$1,511,226	$358,283	$658,413

CHANGES IN UNITS OUTSTANDING:
Units issued	0	36,276	44,497	132,768	40	0
Units redeemed	(17,109)	(34,672)	(83,887)	(5,768)	(3,571)	(9,280)

Net increase (decrease)	(17,109)	1,604	(39,390)	127,000	(3,531)	(9,280)

(1) The portfolio commenced operations on May 1, 2007.

The accompanying notes are an integral part of these financial statements.						(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF
FIRST GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS
YEARS ENDED DECEMBER 31, 2008 AND 2007

	JANUS ASPEN WORLDWIDE GROWTH PORTFOLIO		LVIP BARON GROWTH OPPORTUNITIES FUND		MFS VIT UTILITY SERIES
	2008	2007	2008	2007	2008
Schwab Select Annuity:					(1)

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$2,428	$(1,634)	$(9,808)	$(11,032)	$(59)
Net realized gain (loss)	10,960	181,567	32,704	242,328	(5,433)
Change in net unrealized appreciation (depreciation) on investments	(393,791)	(63,950)	(550,053)	(202,160)	(1,582)

Increase (decrease) in net assets resulting from operations	(380,403)	115,983	(527,157)	29,136	(7,074)

CONTRACT TRANSACTIONS:
Purchase payments	0	0	0	7,985	0
Redemptions	(5,778)	(443,541)	(43,952)	(46,088)	0
Transfers, net	(30,864)	(28,774)	(26,838)	74,456	9,819
Contract maintenance charges	(135)	(141)	(69)	(52)	(5)
Adjustments to net assets allocated to contracts in payout phase		0

Increase (decrease) in net assets resulting from contract transactions	(36,777)	(472,456)	(70,859)	36,301	9,814

Total increase (decrease) in net assets	(417,180)	(356,473)	(598,016)	65,437	2,740

NET ASSETS:
Beginning of period	872,633	1,229,106	1,330,390	1,264,953	0

End of period	$455,453	$872,633	$732,374	$1,330,390	$2,740

CHANGES IN UNITS OUTSTANDING:
Units issued	138	764	8,171	16,306	7,317
Units redeemed	(2,483)	(26,299)	(13,948)	(14,662)	(6,883)

Net increase (decrease)	(2,345)	(25,535)	(5,777)	1,644	434

(1) The portfolio commenced operations on May 1, 2008.

The accompanying notes are an integral part of these financial statements.					(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF
FIRST GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS
YEARS ENDED DECEMBER 31, 2008 AND 2007

	NEUBERGER BERMAN AMT REGENCY PORTFOLIO		NVIT MID CAP INDEX FUND		OPPENHEIMER GLOBAL SECURITIES FUND/VA
	2008	2007	2008	2007	2008	2007
Schwab Select Annuity:

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$14	$(141)	$777	$1,699	$9,792	$7,292
Net realized gain (loss)	(2,160)	1,514	(8,108)	54,158	(2,774)	172,709
Change in net unrealized appreciation (depreciation) on investments	(14,312)	(4,606)	(151,599)	(20,084)	(627,019)	(80,822)

Increase (decrease) in net assets resulting from operations	(16,458)	(3,233)	(158,930)	35,773	(620,001)	99,179

CONTRACT TRANSACTIONS:
Purchase payments	0	0	910	1,561	59,310	36,076
Redemptions	(3)	0	(75,239)	(15,147)	(77,952)	(73,027)
Transfers, net	(10,496)	37,422	(7,970)	(71,602)	(138,100)	(208,933)
Contract maintenance charges	(3)	(3)	(44)	(29)	(79)	(88)
Adjustments to net assets allocated to contracts in payout phase	0	0

Increase (decrease) in net assets resulting from contract transactions	(10,502)	37,419	(82,343)	(85,217)	(156,821)	(245,972)

Total increase (decrease) in net assets	(26,960)	34,186	(241,273)	(49,444)	(776,822)	(146,793)

NET ASSETS:
Beginning of period	45,047	10,861	461,232	510,676	1,600,714	1,747,507

End of period	$18,087	$45,047	$219,959	$461,232	$823,892	$1,600,714

CHANGES IN UNITS OUTSTANDING:
Units issued	0	7,870	4,971	7,627	10,615	16,667
Units redeemed	(1,082)	(4,618)	(11,446)	(12,426)	(20,949)	(28,468)

Net increase (decrease)	(1,082)	3,252	(6,475)	(4,799)	(10,334)	(11,801)

The accompanying notes are an integral part of these financial statements.						(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF
FIRST GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS
YEARS ENDED DECEMBER 31, 2008 AND 2007

	PIMCO VIT HIGH YIELD FUND		PIMCO VIT LOW DURATION BOND FUND		PIMCO VIT TOTAL RETURN FUND
	2008	2007	2008	2007	2008	2007
Schwab Select Annuity:

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income	$49,627	$69,858	$53,733	$58,788	$109,730	$82,101
Net realized gain (loss)	(46,378)	8,866	8,868	(7,626)	102,012	(17,057)
Change in net unrealized appreciation (depreciation) on investments	(144,179)	(43,853)	(91,632)	43,994	(91,946)	105,241

Increase (decrease) in net assets resulting from operations	(140,930)	34,871	(29,031)	95,156	119,796	170,285

CONTRACT TRANSACTIONS:
Purchase payments	138	1,578	32,000	40,910	18,000	43,902
Redemptions	(14,509)	(6,467)	(1,567)	(190,539)	(45,606)	(227,920)
Transfers, net	(204,253)	(354,330)	(179,383)	263,793	832,879	987,627
Contract maintenance charges	(12)	(5)	(62)	(58)	(101)	(87)
Adjustments to net assets allocated to contracts in payout phase	0	0

Increase (decrease) in net assets resulting from contract transactions	(218,636)	(359,224)	(149,012)	114,106	805,172	803,522

Total increase (decrease) in net assets	(359,566)	(324,353)	(178,043)	209,262	924,968	973,807

NET ASSETS:
Beginning of period	1,033,760	1,358,113	1,599,892	1,390,630	2,481,318	1,507,511

End of period	$674,194	$1,033,760	$1,421,849	$1,599,892	$3,406,286	$2,481,318

CHANGES IN UNITS OUTSTANDING:
Units issued	69,302	77,457	35,521	51,781	152,979	126,466
Units redeemed	(80,295)	(104,807)	(50,039)	(40,954)	(81,646)	(49,873)

Net increase (decrease)	(10,993)	(27,350)	(14,518)	10,827	71,333	76,593

The accompanying notes are an integral part of these financial statements.						(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF
FIRST GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS
YEARS ENDED DECEMBER 31, 2008 AND 2007

	PIONEER FUND VCT PORTFOLIO		PIONEER GROWTH OPPORTUNITIES VCT PORTFOLIO		PIONEER MID CAP VALUE VCT PORTFOLIO
	2008	2007	2008	2007	2008	2007
Schwab Select Annuity:

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$10,828	$991	$(1,684)	$(3,693)	$13	$(543)
Net realized gain (loss)	(1,033)	2,918	(21,919)	107,731	4,077	(22,950)
Change in net unrealized appreciation (depreciation) on investments	(97,886)	6,439	(64,494)	(146,207)	(28,363)	(3,234)

Increase (decrease) in net assets resulting from operations	(88,091)	10,348	(88,097)	(42,169)	(24,273)	(26,727)

CONTRACT TRANSACTIONS:
Purchase payments	60	55	0	7,538	0	0
Redemptions	(144)	(1,962)	(17,818)	(5,864)	0	0
Transfers, net	(13,989)	11,902	4,262	(96,792)	(398)	92,774
Contract maintenance charges	(4)	(9)	(43)	(49)	0	(3)
Adjustments to net assets allocated to contracts in payout phase	0	0

Increase (decrease) in net assets resulting from contract transactions	(14,077)	9,986	(13,599)	(95,167)	(398)	92,771

Total increase (decrease) in net assets	(102,168)	20,334	(101,696)	(137,336)	(24,671)	66,044

NET ASSETS:
Beginning of period	263,048	242,714	245,864	383,200	71,208	5,164

End of period	$160,880	$263,048	$144,168	$245,864	$46,537	$71,208

CHANGES IN UNITS OUTSTANDING:
Units issued	1,147	2,729	609	25,986	221	61,304
Units redeemed	(2,250)	(2,022)	(2,061)	(34,454)	(253)	(55,374)

Net increase (decrease)	(1,103)	707	(1,452)	(8,468)	(32)	5,930

The accompanying notes are an integral part of these financial statements.						(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF
FIRST GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS
YEARS ENDED DECEMBER 31, 2008 AND 2007

	PIONEER SMALL CAP VALUE VCT PORTFOLIO		PRUDENTIAL SERIES FUND EQUITY PORTFOLIO		SCHWAB MARKETTRACK GROWTH PORTFOLIO
	2008	2007	2008	2007	2008	2007
Schwab Select Annuity:

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$(1,099)	$(464)	$80	$(3,299)	$10,679	$10,936
Net realized gain (loss)	(160,441)	58,877	28,021	53,777	36,539	422,231
Change in net unrealized appreciation (depreciation) on investments	25,099	(85,020)	(72,796)	19,539	(292,894)	(329,713)

Increase (decrease) in net assets resulting from operations	(136,441)	(26,607)	(44,695)	70,017	(245,676)	103,454

CONTRACT TRANSACTIONS:
Purchase payments	0	598	0	47	1,260	1,356
Redemptions	(9,322)	(2,384)	(13,244)	(2,799)	(98,169)	(1,077,462)
Transfers, net	(10,823)	13,069	(43,431)	(723,695)	(89,363)	69,945
Contract maintenance charges	(25)	(24)	(3)	(3)	(102)	(63)
Adjustments to net assets allocated to contracts in payout phase	0	0	0	0	2,777	1,742

Increase (decrease) in net assets resulting from contract transactions	(20,170)	11,259	(56,678)	(726,450)	(183,597)	(1,004,482)

Total decrease in net assets	(156,611)	(15,348)	(101,373)	(656,433)	(429,273)	(901,028)

NET ASSETS:
Beginning of period	329,614	344,962	163,213	819,646	953,984	1,855,012

End of period	$173,003	$329,614	$61,840	$163,213	$524,711	$953,984

CHANGES IN UNITS OUTSTANDING:
Units issued	17,690	3,270	766	1,346	3,854	7,288
Units redeemed	(20,516)	(2,602)	(5,685)	(58,665)	(13,679)	(59,884)

Net increase (decrease)	(2,826)	668	(4,919)	(57,319)	(9,825)	(52,596)

The accompanying notes are an integral part of these financial statements.						(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF
FIRST GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS
YEARS ENDED DECEMBER 31, 2008 AND 2007

	SCHWAB MONEY MARKET PORTFOLIO		SCHWAB S&P 500 INDEX PORTFOLIO		THIRD AVENUE VALUE PORTFOLIO
	2008	2007	2008	2007	2008	2007
Schwab Select Annuity:

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income	$117,643	$267,338	$68,924	$49,379	$861	$20,108
Net realized gain	0	0	427,217	271,470	2,594	69,081
Change in net unrealized appreciation (depreciation) on investments	0	0	(3,071,573)	(78,981)	(621,084)	(207,990)

Increase (decrease) in net assets resulting from operations	117,643	267,338	(2,575,432)	241,868	(617,629)	(118,801)

CONTRACT TRANSACTIONS:
Purchase payments	3,303,088	9,559,306	192,968	63,545	0	0
Redemptions	(2,376,025)	(1,295,231)	(150,479)	(279,545)	(6,138)	(81,833)
Transfers, net	1,980,890	(5,305,628)	65,917	1,025,547	279,810	1,101,021
Contract maintenance charges	(1,709)	(1,611)	(731)	(575)	(11)	(16)
Adjustments to net assets allocated to contracts in payout phase	1,907	0	7,901	5,644		0

Increase in net assets resulting from contract transactions	2,908,151	2,956,836	115,576	814,616	273,661	1,019,172

Total increase (decrease) in net assets	3,025,794	3,224,174	(2,459,856)	1,056,484	(343,968)	900,371

NET ASSETS:
Beginning of period	8,251,925	5,027,751	6,646,352	5,589,868	1,126,826	226,455

End of period	$11,277,719	$8,251,925	$4,186,496	$6,646,352	$782,858	$1,126,826

CHANGES IN UNITS OUTSTANDING:
Units issued	963,232	1,254,374	147,298	84,200	81,244	113,783
Units redeemed	(750,588)	(1,025,178)	(147,513)	(42,297)	(53,038)	(19,977)

Net increase (decrease)	212,644	229,196	(215)	41,903	28,206	93,806

The accompanying notes are an integral part of these financial statements.						(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF
FIRST GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS
YEARS ENDED DECEMBER 31, 2008 AND 2007

	UNIVERSAL INSTITUTIONAL FUND U.S. REAL ESTATE PORTFOLIO		VAN KAMPEN LIT COMSTOCK		VAN KAMPEN LIT GROWTH & INCOME
	2008	2007	2008	2007	2008	2007
Schwab Select Annuity:

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income	$37,270	$3,748	$3,370	$6,615	$4,475	$2,852
Net realized gain	210,314	558,131	10,254	55,339	5,760	24,391
Change in net unrealized appreciation (depreciation) on investments	(742,104)	(864,605)	(99,430)	(48,941)	(145,546)	(12,378)

Increase (decrease) in net assets resulting from operations	(494,520)	(302,726)	(85,806)	13,013	(135,311)	14,865

CONTRACT TRANSACTIONS:
Purchase payments	40,064	5,740	4,155	3,680	4,009	4,773
Redemptions	(18,245)	(49,477)	(651)	(18,688)	(17,477)	(126,661)
Transfers, net	22,387	(904,395)	95	(324,509)	23,600	297,177
Contract maintenance charges	(81)	(114)	0	0	(57)	(41)
Adjustments to net assets allocated to contracts in payout phase	0	0	0	0	0	0

Increase (decrease) in net assets resulting from contract transactions	44,125	(948,246)	3,599	(339,517)	10,075	175,248

Total increase (decrease) in net assets	(450,395)	(1,250,972)	(82,207)	(326,504)	(125,236)	190,113

NET ASSETS:
Beginning of period	1,270,405	2,521,377	235,843	562,347	391,433	201,320

End of period	$820,010	$1,270,405	$153,636	$235,843	$266,197	$391,433

CHANGES IN UNITS OUTSTANDING:
Units issued	17,817	8,899	563	22,189	2,187	23,677
Units redeemed	(15,725)	(36,314)	(140)	(48,309)	(1,910)	(9,282)

Net increase (decrease)	2,092	(27,415)	423	(26,120)	277	14,395

The accompanying notes are an integral part of these financial statements.						(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF
FIRST GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS
YEARS ENDED DECEMBER 31, 2008 AND 2007

	WELLS FARGO ADVANTAGE VT OPPORTUNITY FUND		WELLS FARGO ADVANTAGE VT SMALL/MIDCAP VALUE FUND		TOTAL SCHWAB SELECT ANNUITY
	2008	2007	2008	2007	2008	2007
Schwab Select Annuity:					(UNAUDITED)	(UNAUDITED)

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$997	$(229)	$(1,726)	$(2,387)	$708,974	$766,948
Net realized gain	20,566	14,526	42,730	68,772	699,851	4,839,400
Change in net unrealized appreciation (depreciation) on investments	(66,252)	(10,244)	(147,493)	(69,060)	(16,329,075)	(2,778,486)

Increase (decrease) in net assets resulting from operations	(44,689)	4,053	(106,489)	(2,675)	(14,920,250)	2,827,862

CONTRACT TRANSACTIONS:
Purchase payments	0	0	0	0	3,739,849	10,049,599
Redemptions	0	(304)	(9,522)	(6,069)	(3,910,592)	(6,544,452)
Transfers, net	4,362	23,671	0	(58,266)	13,542	92,805
Contract maintenance charges	0	0	(29)	(23)	(5,371)	(4,699)
Adjustments to net assets allocated to contracts in payout phase	0	0	2,098	1,913	13,911	38,750

Increase (decrease) in net assets resulting from contract transactions	4,362	23,367	(7,453)	(62,445)	(148,661)	3,632,003

Total increase (decrease) in net assets	(40,327)	27,420	(113,942)	(65,120)	(15,068,911)	6,459,865

NET ASSETS:
Beginning of period	111,230	83,810	247,232	312,352	56,880,047	50,420,182

End of period	$70,903	$111,230	$133,290	$247,232	$41,811,136	$56,880,047

CHANGES IN UNITS OUTSTANDING:
Units issued	1,034	3,042	70	0	2,146,685	3,112,014
Units redeemed	(294)	(986)	(676)	(4,896)	(2,120,391)	(2,720,986)

Net increase (decrease)	740	2,056	(606)	(4,896)	26,294	391,028

The accompanying notes are an integral part of these financial statements.						(Concluded)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF
FIRST GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 2008

	AIM V.I. INTERNATIONAL GROWTH FUND	ALGER AMERICAN LARGECAP GROWTH PORTFOLIO	ALGER AMERICAN MIDCAP GROWTH PORTFOLIO	ALLIANCE-BERNSTEIN VPS INTERNATIONAL GROWTH PORTFOLIO	ALLIANCE-BERNSTEIN VPS INTERNATIONAL VALUE PORTFOLIO	ALLIANCE-BERNSTEIN VPS REAL ESTATE INVESTMENT PORTFOLIO
Schwab OneSource Annuity:

ASSETS:
Investments at market value (1)	$4,975	$232	$14,701	$34,722	$47,112	$28,914
Investment income due and accrued

Total assets	4,975	232	14,701	34,722	47,112	28,914

LIABILITIES:
Due to First Great West Life & Annuity Insurance Company			2	4	5	3

Total liabilities			2	4	5	3

NET ASSETS	$4,975	$232	$14,699	$34,718	$47,107	$28,911

NET ASSETS REPRESENTED BY:
Accumulation units	$4,975	$232	$14,699	$34,718	$47,107	$28,911

ACCUMULATION UNITS OUTSTANDING	795	40	3,075	6,629	9,843	4,948

UNIT VALUE (ACCUMULATION)	$6.26	$5.80	$4.78	$5.24	$4.79	$5.84

(1) Cost of investments:	$6,204	$226	$18,303	$35,555	$44,263	$28,502
Shares of investments:	255	9	2,088	2,773	4,264	3,679

The accompanying notes are an integral part of these financial statements.						(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF
FIRST GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 2008

	AMERICAN CENTURY VP BALANCED FUND	AMERICAN CENTURY VP VALUE FUND	DELAWARE VIP GROWTH OPPORTUNITIES SERIES	DELAWARE VIP SMALL CAP VALUE SERIES	DREYFUS VIF APPRECIATION PORTFOLIO	DWS DREMAN SMALL MID CAP VALUE VIP PORTFOLIO
Schwab OneSource Annuity:

ASSETS:
Investments at market value (1)	$25,411	$20,526	$14,629	$4,618	$88	$19,739
Investment income due and accrued

Total assets	25,411	20,526	14,629	4,618	88	19,739

LIABILITIES:
Due to First Great West Life & Annuity Insurance Company	3	2	2	1

Total liabilities	3	2	2	1

NET ASSETS	$25,408	$20,524	$14,627	$4,617	$88	$19,739

NET ASSETS REPRESENTED BY:
Accumulation units	$25,408	$20,524	$14,627	$4,617	$88	$19,739

ACCUMULATION UNITS OUTSTANDING	3,169	2,794	2,303	675	12	2,851

UNIT VALUE (ACCUMULATION)	$8.02	$7.35	$6.35	$6.84	$7.33	$6.92

(1) Cost of investments:	$25,504	$20,061	$13,951	$4,223	$85	$18,327
Shares of investments:	4,813	4,386	1,305	248	3	2,489

The accompanying notes are an integral part of these financial statements.						(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF
FIRST GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 2008

	DWS HEALTH CARE VIP PORTFOLIO	DWS LARGE CAP VALUE VIP PORTFOLIO	DWS SMALL CAP INDEX VIP PORTFOLIO	FEDERATED FUND FOR U.S. GOVERNMENT SECURITIES II	FRANKLIN SMALL CAP VALUE SECURITIES FUND	JANUS ASPEN BALANCED PORTFOLIO
Schwab OneSource Annuity:

ASSETS:
Investments at market value (1)	$8,401	$147	$5,278	$51,377	$8,544	$9,849
Investment income due and accrued

Total assets	8,401	147	5,278	51,377	8,544	9,849

LIABILITIES:
Due to First Great West Life & Annuity Insurance Company	1			5	2	1

Total liabilities	1			5	2	1

NET ASSETS	$8,400	$147	$5,278	$51,372	$8,542	$9,848

NET ASSETS REPRESENTED BY:
Accumulation units	$8,400	$147	$5,278	$51,372	$8,542	$9,848

ACCUMULATION UNITS OUTSTANDING	1,050	23	767	5,040	1,309	1,191

UNIT VALUE (ACCUMULATION)	$8.00	$6.39	$6.88	$10.19	$6.53	$8.27

(1) Cost of investments:	$7,805	$141	$5,528	$50,713	$7,806	$11,182
Shares of investments:	889	16	612	4,487	810	415

The accompanying notes are an integral part of these financial statements.						(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF
FIRST GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 2008

	JANUS ASPEN FLEXIBLE BOND PORTFOLIO	JANUS ASPEN GROWTH & INCOME PORTFOLIO	MFS VIT UTILITY SERIES	NVIT MID CAP INDEX FUND	OPPENHEIMER INTERNATIONAL GROWTH FUND/VA	PIMCO VIT HIGH YIELD FUND
Schwab OneSource Annuity:

ASSETS:
Investments at market value (1)	$34,460	$2,733	$6,356	$8,500	$14,552	$29,141
Investment income due and accrued						108

Total assets	34,460	2,733	6,356	8,500	14,552	29,249

LIABILITIES:
Due to First Great West Life & Annuity Insurance Company	3		1	1	2	3

Total liabilities	3		1	1	2	3

NET ASSETS	$34,457	$2,733	$6,355	$8,499	$14,550	$29,246

NET ASSETS REPRESENTED BY:
Accumulation units	$34,457	$2,733	$6,355	$8,499	$14,550	$29,246

ACCUMULATION UNITS OUTSTANDING	3,362	449	1,005	1,339	2,455	3,916

UNIT VALUE (ACCUMULATION)	$10.25	$6.09	$6.32	$6.35	$5.93	$7.47

(1) Cost of investments:	$33,178	$2,627	$7,813	$7,847	$13,951	$28,140
Shares of investments:	2,797	235	353	759	12,027	5,149

The accompanying notes are an integral part of these financial statements.						(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF
FIRST GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 2008

	PIMCO VIT LOW DURATION BOND FUND	PIMCO VIT TOTAL RETURN FUND	PIONEER EMERGING MARKETS VCT PORTFOLIO	PIONEER SMALL CAP VALUE VCT PORTFOLIO	SCHWAB MONEY MARKET PORTFOLIO	SCHWAB S&P 500 INDEX PORTFOLIO
Schwab OneSource Annuity:

ASSETS:
Investments at market value (1)	$33,460	$38,336	$3,056	$5,287	$2,771,864	$25,620
Investment income due and accrued	137	64			3,155

Total assets	33,597	38,400	3,056	5,287	2,775,019	25,620

LIABILITIES:
Due to First Great West Life & Annuity Insurance Company	3	4	2		255	3

Total liabilities	3	4	2		255	3

NET ASSETS	$33,594	$38,396	$3,054	$5,287	$2,774,764	$25,617

NET ASSETS REPRESENTED BY:
Accumulation units	$33,594	$38,396	$3,054	$5,287	$2,774,764	$25,617

ACCUMULATION UNITS OUTSTANDING	3,449	3,826	691	815	275,613	3,916

UNIT VALUE (ACCUMULATION)	$9.74	$10.04	$4.42	$6.49	$10.07	$6.54

(1) Cost of investments:	$33,822	$38,046	$2,755	$4,954	$2,771,864	$25,580
Shares of investments:	3,457	3,718	196	773	2,771,864	1,944

The accompanying notes are an integral part of these financial statements.						(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF
FIRST GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 2008

	SELIGMAN COMMUNICATIONS & INFORMATION FUND	THIRD AVENUE VALUE PORTFOLIO		TOTAL SCHWAB ONESOURCE ANNUITY
Schwab OneSource Annuity:				(UNAUDITED)

ASSETS:
Investments at market value (1)	$8,242	$14,544		$3,295,414
Investment income due and accrued				3,464

Total assets	8,242	14,544		3,298,878

LIABILITIES:
Due to First Great West Life & Annuity Insurance Company	1	2		311

Total liabilities	1	2		311

NET ASSETS	$8,241	$14,542		$3,298,567

NET ASSETS REPRESENTED BY:
Accumulation units	$8,241	$14,542		$3,298,567

ACCUMULATION UNITS OUTSTANDING	1,228	2,529

UNIT VALUE (ACCUMULATION)	$6.71	$5.75	$

(1) Cost of investments:	$7,805	$13,949		$3,290,710
Shares of investments:	672	1,211

The accompanying notes are an integral part of these financial statements.				(Concluded)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF
FIRST GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF OPERATIONS
YEAR ENDED DECEMBER 31, 2008

	AIM V.I. INTERNATIONAL GROWTH FUND	ALGER AMERICAN LARGECAP GROWTH PORTFOLIO	ALGER AMERICAN MIDCAP GROWTH PORTFOLIO	ALLIANCE-BERNSTEIN VPS INTERNATIONAL GROWTH PORTFOLIO	ALLIANCE-BERNSTEIN VPS INTERNATIONAL VALUE PORTFOLIO	ALLIANCE-BERNSTEIN VPS REAL ESTATE INVESTMENT PORTFOLIO
Schwab OneSource Annuity:	(1)	(1)	(1)	(1)	(1)	(1)

INVESTMENT INCOME:
Dividends	$38	$0	$0	$0	$0	$0

EXPENSES:
Mortality and expense risk	10	0	36	63	44	30

NET INVESTMENT INCOME (LOSS)	28	0	(36)	(63)	(44)	(30)

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Realized loss on sale of fund shares	(435)	0	(1,845)	(3,437)	(2,836)	(28)
Realized gain distributions	93	0	0	0	0	0

Net realized loss	(342)	0	(1,845)	(3,437)	(2,836)	(28)

Change in net unrealized appreciation (depreciation)
on investments	(1,229)	6	(3,602)	(833)	2,849	412

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$(1,543)	$6	$(5,483)	$(4,333)	$(31)	$354

INVESTMENT INCOME RATIO (2008)	0.74%

(1) The portfolio commenced operations on May 8, 2008.

The accompanying notes are an integral part of these financial statements.						(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF
FIRST GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF OPERATIONS
YEAR ENDED DECEMBER 31, 2008

	AMERICAN CENTURY VP BALANCED FUND	AMERICAN CENTURY VP VALUE FUND	DELAWARE VIP GROWTH OPPORTUNITIES SERIES	DELAWARE VIP SMALL CAP VALUE SERIES	DREYFUS VIF APPRECIATION PORTFOLIO	DWS DREMAN SMALL MID CAP VALUE VIP PORTFOLIO
Schwab OneSource Annuity:	(1)	(1)	(1)	(1)	(1)	(1)

INVESTMENT INCOME:
Dividends	$0	$0	$0	$0	$0	$0

EXPENSES:
Mortality and expense risk	17	28	2	7	0	10

NET INVESTMENT LOSS	(17)	(28)	(2)	(7)	0	(10)

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Realized loss on sale of fund shares	(37)	(373)	0	(395)	0	(211)
Realized gain distributions	0	0	0	0	0	0

Net realized loss	(37)	(373)	0	(395)	0	(211)

Change in net unrealized appreciation (depreciation)
on investments	(93)	465	678	395	3	1,412

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$(147)	$64	$676	$(7)	$3	$1,191

INVESTMENT INCOME RATIO (2008)

(1) The portfolio commenced operations on May 8, 2008.

The accompanying notes are an integral part of these financial statements.						(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF
FIRST GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF OPERATIONS
YEAR ENDED DECEMBER 31, 2008

	DWS HEALTH CARE VIP PORTFOLIO	DWS LARGE CAP VALUE VIP PORTFOLIO	DWS SMALL CAP INDEX VIP PORTFOLIO	FEDERATED FUND FOR U.S. GOVERNMENT SECURITIES II	FRANKLIN SMALL CAP VALUE SECURITIES FUND	JANUS ASPEN BALANCED PORTFOLIO
Schwab OneSource Annuity:	(1)	(1)	(1)	(1)	(1)	(1)

INVESTMENT INCOME:
Dividends	$0	$0	$0	$0	$0	$115

EXPENSES:
Mortality and expense risk	3	0	6	51	3	31

NET INVESTMENT INCOME (LOSS)	(3)	0	(6)	(51)	(3)	84

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Realized loss on sale of fund shares	(1)	0	(32)	(31)	(1)	(226)
Realized gain distributions	0	0	0	0	0	0

Net realized loss	(1)	0	(32)	(31)	(1)	(226)

Change in net unrealized appreciation (depreciation)
on investments	596	6	(250)	664	738	(1,333)

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$592	$6	$(288)	$582	$734	$(1,475)

INVESTMENT INCOME RATIO (2008)						1.15%

(1) The portfolio commenced operations on May 8, 2008.

The accompanying notes are an integral part of these financial statements.						(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF
FIRST GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF OPERATIONS
YEAR ENDED DECEMBER 31, 2008

	JANUS ASPEN FLEXIBLE BOND PORTFOLIO	JANUS ASPEN GROWTH & INCOME PORTFOLIO	MFS VIT UTILITY SERIES	NVIT MID CAP INDEX FUND	OPPENHEIMER INTERNATIONAL GROWTH FUND/VA	PIMCO VIT HIGH YIELD FUND
Schwab OneSource Annuity:	(1)	(1)	(1)	(1)	(1)	(1)

INVESTMENT INCOME:
Dividends	$677	$10	$0	$43	$0	$184

EXPENSES:
Mortality and expense risk	45	1	10	3	2	13

NET INVESTMENT INCOME (LOSS)	632	9	(10)	40	(2)	171

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Realized gain (loss) on sale of fund shares	4	(8)	(7)	(2)	0	(108)
Realized gain distributions	0	0	0	0	0	19

Net realized gain (loss)	4	(8)	(7)	(2)	0	(89)

Change in net unrealized appreciation (depreciation)
on investments	1,282	106	(1,457)	653	601	1,001

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$1,918	$107	$(1,474)	$691	$599	$1,083

INVESTMENT INCOME RATIO (2008)	2.25%	0.38%		0.53%		0.91%

(1) The portfolio commenced operations on May 8, 2008.

The accompanying notes are an integral part of these financial statements.						(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF
FIRST GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF OPERATIONS
YEAR ENDED DECEMBER 31, 2008

	PIMCO VIT LOW DURATION BOND FUND	PIMCO VIT TOTAL RETURN FUND	PIONEER EMERGING MARKETS VCT PORTFOLIO	PIONEER SMALL CAP VALUE VCT PORTFOLIO	SCHWAB MONEY MARKET PORTFOLIO	SCHWAB S&P 500 INDEX PORTFOLIO
Schwab OneSource Annuity:	(1)	(1)	(1)	(1)	(1)	(1)

INVESTMENT INCOME:
Dividends	$289	$120	$0	$0	$9,805	$295

EXPENSES:
Mortality and expense risk	40	20	5	6	4,808	18

NET INVESTMENT INCOME (LOSS)	249	100	(5)	(6)	4,997	277

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Realized gain (loss) on sale of fund shares	(216)	1	0	(606)	0	(247)
Realized gain distributions	552	184	0	0	0	0

Net realized gain (loss)	336	185	0	(606)	0	(247)

Change in net unrealized appreciation (depreciation)
on investments	(362)	290	301	333	0	40

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$223	$575	$296	$(279)	$4,997	$70

INVESTMENT INCOME RATIO (2008)	1.01%	0.97%			0.71%	1.39%

(1) The portfolio commenced operations on May 8, 2008.

The accompanying notes are an integral part of these financial statements.						(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF
FIRST GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF OPERATIONS
YEAR ENDED DECEMBER 31, 2008

	SELIGMAN COMMUNICATIONS & INFORMATION FUND	THIRD AVENUE VALUE PORTFOLIO	TOTAL SCHWAB ONESOURCE ANNUITY
Schwab OneSource Annuity:	(1)	(1)	(UNAUDITED)

INVESTMENT INCOME:
Dividends	$0	$0	$11,576

EXPENSES:
Mortality and expense risk	3	2	5,317

NET INVESTMENT INCOME (LOSS)	(3)	(2)	6,259

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Realized loss on sale of fund shares	0	(1)	(11,078)
Realized gain distributions	0	0	848

Net realized loss	0	(1)	(10,230)

Change in net unrealized appreciation
on investments	437	595	4,704

NET INCREASE IN NET ASSETS
RESULTING FROM OPERATIONS	$434	$592	$733

INVESTMENT INCOME RATIO (2008)

(1) The portfolio commenced operations on May 8, 2008.

The accompanying notes are an integral part of these financial statements.			(Concluded)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF
FIRST GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS
YEAR ENDED DECEMBER 31, 2008
	AIM V.I. INTERNATIONAL GROWTH FUND	ALGER AMERICAN LARGECAP GROWTH PORTFOLIO	ALGER AMERICAN MIDCAP GROWTH PORTFOLIO	ALLIANCE-BERNSTEIN VPS INTERNATIONAL GROWTH PORTFOLIO	ALLIANCE-BERNSTEIN VPS INTERNATIONAL VALUE PORTFOLIO	ALLIANCE-BERNSTEIN VPS REAL ESTATE INVESTMENT PORTFOLIO
	2008	2008	2008	2008	2008	2008
Schwab OneSource Annuity:	(1)	(1)	(1)	(1)	(1)	(1)

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$28	$0	$(36)	$(63)	$(44)	$(30)
Net realized loss	(342)	0	(1,845)	(3,437)	(2,836)	(28)
Change in net unrealized appreciation (depreciation) on investments	(1,229)	6	(3,602)	(833)	2,849	412

Increase (decrease) in net assets resulting from operations	(1,543)	6	(5,483)	(4,333)	(31)	354

CONTRACT TRANSACTIONS:
Purchase payments	0	0	0	3,000	0	0
Redemptions	0	0	0	(51)	(80)	(26)
Transfers, net	6,518	226	20,182	36,102	47,218	28,583

Increase in net assets resulting from contract transactions	6,518	226	20,182	39,051	47,138	28,557

Total increase in net assets	4,975	232	14,699	34,718	47,107	28,911

NET ASSETS:
Beginning of period	0	0	0	0	0	0

End of period	$4,975	$232	$14,699	$34,718	$47,107	$28,911

CHANGES IN UNITS OUTSTANDING:
Units issued	795	40	3,075	7,001	9,861	4,954
Units redeemed	0	0	0	(372)	(18)	(6)

Net increase	795	40	3,075	6,629	9,843	4,948

(1) The portfolio commenced operations on May 8, 2008.

The accompanying notes are an integral part of these financial statements.						(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF
FIRST GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS
YEAR ENDED DECEMBER 31, 2008

	AMERICAN CENTURY VP BALANCED FUND	AMERICAN CENTURY VP VALUE FUND	DELAWARE VIP GROWTH OPPORTUNITIES SERIES	DELAWARE VIP SMALL CAP VALUE SERIES	DREYFUS VIF APPRECIATION PORTFOLIO	DWS DREMAN SMALL MID CAP VALUE VIP PORTFOLIO
	2008	2008	2008	2008	2008	2008
Schwab OneSource Annuity:	(1)	(1)	(1)	(1)	(1)	(1)

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment loss	$(17)	$(28)	$(2)	$(7)	$0	$(10)
Net realized loss	(37)	(373)	0	(395)	0	(211)
Change in net unrealized appreciation (depreciation) on investments	(93)	465	678	395	3	1,412

Increase (decrease) in net assets resulting from operations	(147)	64	676	(7)	3	1,191

CONTRACT TRANSACTIONS:
Purchase payments	6,000	0	0	0	0	0
Redemptions	0	(53)	0	0	0	0
Transfers, net	19,555	20,513	13,951	4,624	85	18,548

Increase in net assets resulting from contract transactions	25,555	20,460	13,951	4,624	85	18,548

Total increase in net assets	25,408	20,524	14,627	4,617	88	19,739

NET ASSETS:
Beginning of period	0	0	0	0	0	0

End of period	$25,408	$20,524	$14,627	$4,617	$88	$19,739

CHANGES IN UNITS OUTSTANDING:
Units issued	3,794	2,802	2,303	675	12	2,851
Units redeemed	(625)	(8)	0	0	0	0

Net increase	3,169	2,794	2,303	675	12	2,851

(1) The portfolio commenced operations on May 8, 2008.

The accompanying notes are an integral part of these financial statements.						(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF
FIRST GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS
YEAR ENDED DECEMBER 31, 2008

	DWS HEALTH CARE VIP PORTFOLIO	DWS LARGE CAP VALUE VIP PORTFOLIO	DWS SMALL CAP INDEX VIP PORTFOLIO	FEDERATED FUND FOR U.S. GOVERNMENT SECURITIES II	FRANKLIN SMALL CAP VALUE SECURITIES FUND	JANUS ASPEN BALANCED PORTFOLIO
	2008	2008	2008	2008	2008	2008
Schwab OneSource Annuity:	(1)	(1)	(1)	(1)	(1)	(1)

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$(3)	$0	$(6)	$(51)	$(3)	$84
Net realized loss	(1)	0	(32)	(31)	(1)	(226)
Change in net unrealized appreciation (depreciation) on investments	596	6	(250)	664	738	(1,333)

Increase (decrease) in net assets resulting from operations	592	6	(288)	582	734	(1,475)

CONTRACT TRANSACTIONS:
Purchase payments	0	0	0	0	0	0
Redemptions	0	0	(24)	(92)	0	0
Transfers, net	7,808	141	5,590	50,882	7,808	11,323

Increase in net assets resulting from contract transactions	7,808	141	5,566	50,790	7,808	11,323

Total increase in net assets	8,400	147	5,278	51,372	8,542	9,848

NET ASSETS:
Beginning of period	0	0	0	0	0	0

End of period	$8,400	$147	$5,278	$51,372	$8,542	$9,848

CHANGES IN UNITS OUTSTANDING:
Units issued	1,050	23	771	5,049	1,309	1,191
Units redeemed	0	0	(4)	(9)	0	0

Net increase	1,050	23	767	5,040	1,309	1,191

(1) The portfolio commenced operations on May 8, 2008.

The accompanying notes are an integral part of these financial statements.						(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF
FIRST GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS
YEAR ENDED DECEMBER 31, 2008
	JANUS ASPEN FLEXIBLE BOND PORTFOLIO	JANUS ASPEN GROWTH & INCOME PORTFOLIO	MFS VIT UTILITY SERIES	NVIT MID CAP INDEX FUND	OPPENHEIMER INTERNATIONAL GROWTH FUND/VA	PIMCO VIT HIGH YIELD FUND
	2008	2008	2008	2008	2008	2008
Schwab OneSource Annuity:	(1)	(1)	(1)	(1)	(1)	(1)

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$632	$9	$(10)	$40	$(2)	$171
Net realized gain (loss)	4	(8)	(7)	(2)	0	(89)
Change in net unrealized appreciation (depreciation) on investments	1,282	106	(1,457)	653	601	1,001

Increase (decrease) in net assets resulting from operations	1,918	107	(1,474)	691	599	1,083

CONTRACT TRANSACTIONS:
Purchase payments	0	0	0	0	0	0
Redemptions	(93)	0	0	0	0	0
Transfers, net	32,632	2,626	7,829	7,808	13,951	28,162

Increase in net assets resulting from contract transactions	32,539	2,626	7,829	7,808	13,951	28,162

Total increase in net assets	34,457	2,733	6,355	8,499	14,550	29,245

NET ASSETS:
Beginning of period	0	0	0	0	0	0

End of period	$34,457	$2,733	$6,355	$8,499	$14,550	$29,245

CHANGES IN UNITS OUTSTANDING:
Units issued	3,371	449	1,005	1,339	2,455	3,916
Units redeemed	(9)	0	0	0	0	0

Net increase	3,362	449	1,005	1,339	2,455	3,916

(1) The portfolio commenced operations on May 8, 2008.

The accompanying notes are an integral part of these financial statements.						(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF
FIRST GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS
YEAR ENDED DECEMBER 31, 2008

	PIMCO VIT LOW DURATION BOND FUND	PIMCO VIT TOTAL RETURN FUND	PIONEER EMERGING MARKETS VCT PORTFOLIO	PIONEER SMALL CAP VALUE VCT PORTFOLIO	SCHWAB MONEY MARKET PORTFOLIO	SCHWAB S&P 500 INDEX PORTFOLIO
	2008	2008	2008	2008	2008	2008
Schwab OneSource Annuity:	(1)	(1)	(1)	(1)	(1)	(1)

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$249	$100	$(5)	$(6)	$4,997	$277
Net realized gain (loss)	336	185	0	(606)	0	(247)
Change in net unrealized appreciation (depreciation) on investments	(362)	290	301	333	0	40

Increase (decrease) in net assets resulting from operations	223	575	296	(279)	4,997	70

CONTRACT TRANSACTIONS:
Purchase payments	0	3,000	0	0	3,287,473	0
Redemptions	(168)	0	0	(24)	(1,035)	(52)
Transfers, net	33,538	34,821	2,758	5,590	(516,671)	25,599

Increase in net assets resulting from contract transactions	33,370	37,821	2,758	5,566	2,769,767	25,547

Total increase in net assets	33,593	38,396	3,054	5,287	2,774,764	25,617

NET ASSETS:
Beginning of period	0	0	0	0	0	0

End of period	$33,593	$38,396	$3,054	$5,287	$2,774,764	$25,617

CHANGES IN UNITS OUTSTANDING:
Units issued	3,466	4,130	691	819	328,300	3,924
Units redeemed	(17)	(304)	0	(4)	(52,687)	(8)

Net increase	3,449	3,826	691	815	275,613	3,916

(1) The portfolio commenced operations on May 8, 2008.

The accompanying notes are an integral part of these financial statements.						(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF
FIRST GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS
YEAR ENDED DECEMBER 31, 2008

	SELIGMAN COMMUNICATIONS & INFORMATION FUND	THIRD AVENUE VALUE PORTFOLIO	TOTAL SCHWAB ONESOURCE ANNUITY
	2008	2008	2008
Schwab OneSource Annuity:	(1)	(1)	(UNAUDITED)

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$(3)	$(2)	$6,259
Net realized loss	0	(1)	(10,230)
Change in net unrealized appreciation on investments	437	595	4,704

Increase in net assets resulting from operations	434	592	733

CONTRACT TRANSACTIONS:
Purchase payments	0	0	3,299,473
Redemptions	0	0	(1,698)
Transfers, net	7,807	13,950	57

Increase in net assets resulting from contract transactions	7,807	13,950	3,297,832

Total increase in net assets	8,241	14,542	3,298,565

NET ASSETS:
Beginning of period	0	0	0

End of period	$8,241	$14,542	$3,298,565

CHANGES IN UNITS OUTSTANDING:
Units issued	1,228	2,529	405,178
Units redeemed	0	0	(54,071)

Net increase	1,228	2,529	351,107

(1) The portfolio commenced operations on May 8, 2008.

The accompanying notes are an integral part of these financial statements.			(Concluded)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF FIRST GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2008

1.	ORGANIZATION

The Variable Annuity-1 Series Account (the Series Account), a separate account of First Great-West Life & Annuity Insurance Company (the Company), was established under New York law. The Series Account commenced operations on January 15, 1997. As of May 1, 2008, the Company began offering a new contract in the Series Account (Schwab OneSource Annuity). The original contract in the Series Account is designated the Schwab Select Annuity. The Series Account is registered as a unit investment trust under the Investment Company Act of 1940, as amended. The Series Account is a funding vehicle for both group and individual variable annuity contracts. The Series Account consists of numerous investment divisions with each investment division being treated as an individual separate account and investing all of its investible assets in the named underlying mutual fund.

Under applicable insurance law, the assets and liabilities of the Series Account are clearly identified and distinguished from the Company's other assets and liabilities. The portion of the Series Account's assets applicable to the reserves and other contract liabilities with respect to the Series Account is not chargeable with liabilities arising out of any other business the Company may conduct.

2.	SIGNIFICANT ACCOUNTING POLICIES

Use of Estimates

The preparation of financial statements and financial highlights of each of the investment divisions in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent liabilities at the date of the financial statements and financial highlights and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

Application of Recent Accounting Pronouncements

In March 2008, the Financial Accounting Standards Board (“FASB”) issued Statement of Financial Accounting Standards No. 161, “Disclosures about Derivative Instruments and Hedging Activities - an amendment of FASB Statement No. 133” (“FAS 161”). FAS 161 is intended to improve financial reporting for derivative instruments by requiring enhanced disclosure that enables investors to understand how and why an entity uses derivatives, how derivatives are accounted for, and how derivative instruments affect an entity’s results of operations and financial position. Furthermore, in September 2008, FASB Staff Position No. 133-1 and FASB Interpretation No. 45-4, “Disclosures about Credit Derivatives and Certain Guarantees: An Amendment of FASB Statement No. 133 and FASB Interpretation No. 45; and Clarification of the Effective Date of FASB Statement No. 161” (“FSP”) was issued and is effective for fiscal years and interim periods ending after November 15, 2008. The FSP clarifies the effective date of FAS 161, whereby disclosures required by FAS 161 are effective for financial statements issued for fiscal years and interim periods beginning after November 15, 2008. Each of the investment divisions of the Series Account has determined that FAS 161 will have no impact on its financial statements and related disclosures.

Security Valuation

On January 1, 2008, each of the investment divisions of the Series Account adopted the provisions of Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (“FAS 157”). FAS 157 defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles and expands disclosures about fair value measurements.

The valuation hierarchy is based upon the transparency of inputs to the valuation of the Series Account’s investments. The three levels are defined as follows:

Level 1 – Valuations based on quoted prices for identical securities in active markets.

Level 2 – Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3 – Valuations based on inputs that are unobservable and significant to the fair value measurement.

During 2008, the only investments of each of the investment divisions of the Series Account were in underlying registered investment companies that are actively traded, therefore 100% of the investments are valued using Level 1 inputs.

Security Transactions

Investments made in the underlying mutual funds are valued at the reported net asset values of such underlying mutual funds, which value their investment securities at fair value. Transactions are recorded on a trade date basis. Income from dividends and gains from realized gain distributions are recorded on the ex-distribution date.

Realized gains and losses on the sales of investments are computed on the basis of the identified cost of the investment sold.

One or more of the underlying investment divisions may invest in securities of governmental agencies, foreign issuers and high yield bonds.

Investments in securities of governmental agencies may only be guaranteed by the respective agency’s limited authority to borrow from the U.S. Government and may not be guaranteed by the full faith and credit of the U.S. Government.

Certain investment divisions may have elements of risk due to concentrated investments in foreign issuers located in a specific country. Such concentrations may subject the underlying investment divisions to additional risks resulting from future political or economic conditions and/or possible impositions of adverse foreign governmental laws or currency exchange restrictions.

Certain investment divisions invest in high yield bonds, some of which may be rated below investment grade. These high yield bonds may be more susceptible than higher grade bonds to real or perceived adverse economic or industry conditions. The secondary market, on which high yield bonds are traded, may also be less liquid than the market for higher grade bonds.

Contracts in the Payout Phase

Net assets allocated to contracts in the payout phase are computed according to the 2000 Individual Annuitant Mortality Table. The assumed investment return is 5 percent. The mortality risk is fully borne by the Company and may result in additional amounts being transferred into the variable annuity account by the Company to cover greater longevity of annuitants than expected. Conversely, if amounts allocated exceed amounts required, transfers may be made to the Company and recorded as surrenders reflected in the Statement of Changes in Net Assets of which there were none for the years ended December 31, 2008 and 2007. These excess amounts are represented as either a Due to or Due from First Great West Life & Annuity Insurance Company on the Statement of Assets and Liabilities.

Federal Income Taxes

The operations of the Series Account are included in the federal income tax return of the Company, which is taxed as a life insurance company under the provisions of the Internal Revenue Code (IRC). Under the current provisions of the IRC, the Company does not expect to incur federal income taxes on the earnings of the Series Account to the extent the earnings are credited under the contracts. Based on this, no charge is being made currently to the Series Account for federal income taxes. The Company will review periodically the status of this policy in the event of changes in the tax law. A charge may be made in future years for any federal income taxes that would be attributable to the contracts.

Net Transfers

Net transfers include transfers between investment divisions of the Series Account as well as transfers between other investment options of the Company, not included in the Series Account.

Investment Income Ratio

The Investment Income Ratio represents the dividends, excluding distributions of capital gains, received by the investment division from the underlying mutual fund divided by average net assets during the year. The ratio excludes those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the investment division is affected by the timing of the declaration of dividends by the underlying fund in which the investment division invests.

3.	PURCHASES AND SALES OF INVESTMENTS

The cost of purchases and proceeds from sales of investments for the year ended December 31, 2008 were as follows:

Schwab OneSource Annuity:	Purchases	Sales

Aim V.I. International Growth Fund	$6,639	$0
Alger American Largecap Growth Portfolio	226	0
Alger American Midcap Growth Portfolio	20,182	34
Alliance-Bernstein VPS International Growth Portfolio	42,075	3,083
Alliance-Bernstein VPS International Value Portfolio	47,218	119
Alliance-Bernstein VPS Real Estate Investment Portfolio	28,583	53
American Century VP Balanced Fund	31,527	5,986
American Century VP Value Fund	20,513	79
Delaware VIP Growth Opportunities Series	13,951	0
Delaware VIP Small Cap Value Series	4,624	6
Dreyfus VIF Appreciation Portfolio	85	0

DWS Dreman Small Mid Cap Value VIP Portfolio	18,547	9
DWS Health Care VIP Portfolio	7,808	2
DWS Large Cap Value VIP Portfolio	141	0
DWS Small Cap Index VIP Portfolio	5,590	30
Federated Fund for U.S. Government Securities II	50,882	138
Franklin Small Cap Value Securities Fund	7,808	1
Janus Aspen Balanced Portfolio	11,408	0
Janus Aspen Flexible Bond Portfolio	33,174	0
Janus Aspen Growth & Income Portfolio	2,635	0
MFS VIT Utility Series	7,831	11
NVIT Mid Cap Index Fund	7,849	0
Oppenheimer International Growth Fund/VA	13,951	0
Pimco VIT High Yield Fund	28,248	0
Pimco VIT Low Duration Bond Fund	34,038	0
Pimco VIT Total Return Fund	40,820	2,775
Pioneer Emerging Markets VCT Portfolio	2,758	3
Pioneer Small Cap Value VCT Portfolio	5,590	30
Schwab Money Market Portfolio	3,299,474	527,610
Schwab S&P 500 Index Portfolio	25,827	0
Seligman Communications & Information Fund	7,808	3
Third Avenue Value Portfolio	13,951	1

Total	$3,841,761	$539,973

Schwab Select Annuity:	Purchases	Sales

Aim V.I. Core Equity Fund	$11,446	$181,340
Aim V.I. High Yield Fund	10,476	14,689
Aim V.I. International Growth Fund	87,165	187,454
Aim V.I. Technology Fund	306,677	319,178
Alger American LargeCap Growth Portfolio	219,953	1,168,394
Alger American Midcap Growth Portfolio	489,085	495,161
AllianceBernstein VPS Growth & Income Portfolio	65,578	86,623
AllianceBernstein VPS Growth Portfolio	81,458	187,142
AllianceBernstein VPS International Growth Portfolio	508,481	277,464
AllianceBernstein VPS International Value Portfolio	886,018	702,166
AllianceBernstein VPS Small/Midcap Value Portfolio	119,437	80,825
AllianceBernstein VPS Utility Income Portfolio	687,348	996,557
American Century VP Balanced Fund	125,815	99,616
American Century VP International Fund	61,540	211,605
American Century VP Value Fund	276,262	137,726
Delaware VIP Growth Opportunities Series	0	259,774
Delaware VIP Small Cap Value Series	256,405	312,411
Dreyfus IP Midcap Stock Portfolio	12,319	20,064
Dreyfus VIF Appreciation Portfolio	263,160	61,849
Dreyfus VIF Developing Leaders Portfolio	1,062	5,475
Dreyfus VIF Growth & Income Portfolio	15,208	52,904
DWS Blue Chip VIP Portfolio	166,587	353,181
DWS Capital Growth VIP Portfolio	263,528	197,986
DWS Dreman High Return Equity VIP Portfolio	75,045	51,362
DWS Dreman Small Mid Cap Value VIP Portfolio	419,918	276,624

DWS Growth & Income VIP Portfolio	51,813	17,367
DWS Health Care VIP Portfolio	236,000	192,978
DWS Large Cap Value VIP Portfolio	313,495	134,217
DWS Small Cap Index VIP Portfolio	64,936	62,396
Federated American Leaders Fund II	113,711	38,293
Federated Capital Income Fund II	5,187	825
Federated Fund for U.S. Government Securities II	492,624	480,255
Franklin Small Cap Value Securities Fund	214,195	198,366
Janus Aspen Balanced Portfolio Institutional Shares	102,475	295,569
Janus Aspen Balanced Portfolio Service Shares	290,738	20,435
Janus Aspen Flexible Bond Portfolio Institutional Shares	46,142	212,200
Janus Aspen Flexible Bond Portfolio Service Shares	430,340	87,519
Janus Aspen Growth & Income Portfolio Institutional Shares	5,511	145,738
Janus Aspen Growth & Income Portfolio Service Shares	111,928	41,884
Janus Aspen International Growth Portfolio Institutional Shares	182,094	432,995
Janus Aspen International Growth Portfolio Service Shares	896,299	824,235
Janus Aspen Large Cap Growth Portfolio	3,844	59,722
Janus Aspen Worldwide Growth Portfolio	10,387	44,786
LVIP Baron Growth Opportunities Fund	206,050	219,667
MFS VIT Utility Series	73,198	63,443
Neuberger Berman Amt Regency Portfolio	333	10,765
NVIT Mid Cap Index Fund	103,832	160,652
Oppenheimer Global Securities Fund/VA	282,244	339,339
Pimco VIT High Yield Fund	877,656	1,043,123
Pimco VIT Low Duration Bond Fund	475,472	547,331
Pimco VIT Total Return Fund	1,936,619	959,970
Pioneer Fund VCT Portfolio	27,917	31,179
Pioneer Growth Opportunities VCT Portfolio	26,594	202,485
Pioneer Mid Cap Value VCT Portfolio	7,549	5,810
Pioneer Small Cap Value VCT Portfolio	313,355	294,029
Prudential Series Fund Equity Portfolio	19,139	331,852
Schwab MarketTrack Growth Portfolio II	100,848	249,256
Schwab Money Market Portfolio	11,185,451	8,092,346
Schwab S&P 500 Index Portfolio	2,497,513	2,321,120
Third Avenue Value Portfolio	938,595	464,356
Universal Institutional Fund U.S. Real Estate Portfolio	1,083,346	471,542
Van Kampen LIT Comstock	21,141	3,243
Van Kampen LIT Growth & Income	47,097	20,052
Wells Fargo Advantage VT Opportunity Fund	30,379	3,733
Wells Fargo Advantage VT Small/Mid Cap Value Fund	42,548	11,296

Total	$29,278,566	$25,873,939

4.	EXPENSES AND RELATED PARTY TRANSACTIONS

Contract Maintenance Charge

The Company deducts from each participant account in the Schwab Select Annuity, a $25 annual maintenance charge on accounts under $50,000 as of each contract's anniversary date.

Transfer Fees

The Company charges $10 in the Schwab Select Annuity for each transfer between investment divisions in excess of 12 transfers in any calendar year.

Deductions for Premium Taxes

The Company deducts from each contribution in both the Schwab Select Annuity and Schwab OneSource Annuity any applicable state Premium Tax or retaliatory tax, which currently range from 0% to 3.5%.

Deductions for Assumption of Mortality and Expense Risks

The Company deducts an amount, computed and accrued daily, from the unit value of each investment division of both the Schwab Select Annuity and Schwab OneSource Annuity investments, equal to an annual rate from 0.65% to 0.85%, depending on the benefit option chosen. This charge compensates the Company for its assumption of certain mortality, death benefit, and expense risks. The accrued amount is represented as Due from First Great West Life & Annuity Insurance Company on the Statement of Assets and Liabilities.

If the above charges prove insufficient to cover actual costs and assumed risks, the loss will be borne by the Company; conversely, if the amounts deducted prove more than sufficient, the excess will be a profit to the Company.

5.	FINANCIAL HIGHLIGHTS

For Schwab Select Annuity, a summary of accumulation units outstanding for variable annuity contracts, the expense ratio, excluding expenses of the underlying funds, the related total return and the related accumulation unit fair values for the five years ended December 31, 2008 is included on the following pages. The unit values in the Financial Highlights are calculated based on the net assets and accumulation units outstanding as of December 31 of each year presented and may differ from the unit value reflected on the Statement of Assets and Liabilities due to rounding. For Schwab OneSource Annuity, a summary of accumulation units outstanding for variable annuity contracts, the range of the lowest to highest expense ratio, excluding expenses of the underlying funds, the related total return and the related accumulation unit fair values for the five years ended December 31, 2008 is included on the following pages. In certain instances the lowest unit fair value and total return exceed the highest due to the impact of contracts which were not inforce for the full year.

The Expense Ratios represent the annualized contract expenses of the Series Account, consisting of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund have been excluded.

The Total Return amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. The total return is calculated for each period shown and, accordingly, is not annualized for periods less than one year. As the total return for Schwab OneSource Annuity for each of the periods in the five years ended December 31, 2008 is presented as a range of minimum to maximum values, based on the product grouping representing the minimum and maximum expense ratio amounts, some individual contract total returns are not within the ranges presented.

VARIABLE ANNUITY-1 SERIES ACCOUNT OF
FIRST GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

	At December 31				For the year or period ended December 31
	Units		Unit Fair Value	Net Assets
	(000s)			(000s)	Expense Ratio	Total Return
Schwab Select Annuity:

AIM V.I. CORE EQUITY FUND
2008	32		$12.62	$417	0.85%	(30.74)%
2007	42		$18.22	$791	0.85%	7.18%
2006	50		$17.00	$872	0.85%	15.41%
2005	63		$14.73	$930	0.85%	2.43%
2004	99		$14.38	$1,437	0.85%	3.36%
AIM V.I. HIGH YIELD FUND
2008	8		$9.86	$105	0.85%	(26.36)%
2007	9		$13.39	$149	0.85%	0.38%
2006	14		$13.33	$204	0.85%	9.80%
2005	18		$12.14	$215	0.85%	1.85%
2004	26		$11.92	$336	0.85%	9.94%
AIM V.I. INTERNATIONAL GROWTH FUND
2008	11		$7.46	$86	0.85%	(40.89)%
2007	20		$12.62	$247	0.85%	13.69%
2006	54		$11.10	$596	0.85%	11.00%
AIM V.I. TECHNOLOGY FUND
2008	114		$1.54	$176	0.85%	(45.20)%
2007	119		$2.81	$335	0.85%	6.84%
2006	142		$2.63	$372	0.85%	9.58%
2005	176		$2.40	$423	0.85%	1.27%
2004	181		$2.37	$429	0.85%	3.75%
ALGER AMERICAN LARGECAP GROWTH PORTFOLIO
2008	92		$11.21	$1,038	0.85%	(46.59)%
2007	144		$20.99	$3,042	0.85%	18.92%
2006	90		$17.65	$1,596	0.85%	4.25%
2005	89		$16.93	$1,500	0.85%	11.09%
2004	116		$15.24	$1,771	0.85%	4.61%
ALGER AMERICAN MIDCAP GROWTH PORTFOLIO
2008	39		$8.42	$325	0.85%	(58.71)%
2007	66		$20.39	$1,346	0.85%	30.45%
2006	17		$15.63	$271	0.85%	9.22%
2005	16		$14.31	$231	0.85%	8.90%
2004	18		$13.14	$231	0.85%	12.09%

						(Continued)
ALLIANCE-BERNSTEIN VPS GROWTH & INCOME PORTFOLIO
2008	13		$6.84	$87	0.85%	(41.09)%
2007	16		$11.61	$186	0.85%	4.22%
2006	3		$11.14	$29	0.85%	11.40%
ALLIANCE-BERNSTEIN VPS GROWTH PORTFOLIO
2008	9		$6.34	$59	0.85%	(42.93)%
2007	23		$11.11	$256	0.85%	12.11%
2006	3		$9.91	$31	0.85%	(0.90)%
ALLIANCE-BERNSTEIN VPS INTERNATIONAL GROWTH PORTFOLIO
2008	106		$9.12	$966	0.85%	(49.28)%
2007	97		$17.98	$1,745	0.85%	17.13%
2006	85		$15.35	$1,302	0.85%	25.92%
2005	47		$12.19	$578	0.85%	21.90%
ALLIANCE-BERNSTEIN VPS INTERNATIONAL VALUE PORTFOLIO
2008	99		$5.49	$542	0.85%	(53.63)%
2007	94		$11.84	$1,118	0.85%	4.96%
2006	61		$11.28	$686	0.85%	12.80%
ALLIANCE-BERNSTEIN VPS SMALL/MIDCAP VALUE PORTFOLIO
2008	14		$6.74	$95	0.85%	(36.17)%
2007	13		$10.56	$137	0.85%	0.86%
2006	10		$10.47	$104	0.85%	4.70%
ALLIANCE-BERNSTEIN VPS UTILITY INCOME PORTFOLIO
2008	9		$14.12	$130	0.85%	(37.13)%
2007	39		$22.46	$884	0.85%	21.34%
2006	43		$18.51	$801	0.85%	22.66%
2005	17		$15.09	$250	0.85%	15.10%
2004	9		$13.11	$121	0.85%	23.28%
AMERICAN CENTURY VP BALANCED FUND
2008	44		$10.72	$469	0.85%	(21.00)%
2007	46		$13.57	$623	0.85%	3.98%
2006	41		$13.05	$533	0.85%	8.75%
2005	28		$12.00	$334	0.85%	3.99%
2004	26		$11.54	$304	0.85%	8.85%

						(Continued)
AMERICAN CENTURY VP INTERNATIONAL FUND
2008	28		$11.42	$316	0.85%	(45.31)%
2007	38		$20.88	$792	0.85%	17.04%
2006	42		$17.84	$758	0.85%	23.97%
2005	57		$14.39	$815	0.85%	12.33%
2004	71		$12.81	$907	0.85%	13.95%
AMERICAN CENTURY VP VALUE FUND
2008	87		$10.72	$937	0.85%	(27.42)%
2007	91		$14.77	$1,338	0.85%	(5.92)%
2006	70		$15.70	$1,104	0.85%	17.60%
2005	42		$13.35	$555	0.85%	4.13%
2004	24		$12.82	$305	0.85%	13.37%
DELAWARE VIP SMALL CAP VALUE SERIES
2008	27		$11.53	$309	0.85%	(30.46)%
2007	33		$16.58	$548	0.85%	(7.43)%
2006	65		$17.91	$1,160	0.85%	15.25%
2005	32		$15.54	$499	0.85%	8.44%
2004	18		$14.33	$262	0.85%	20.46%
DREYFUS IP MIDCAP STOCK PORTFOLIO
2008	4		$8.91	$34	0.85%	(40.95)%
2007	5		$15.09	$76	0.85%	0.67%
2006	5		$14.99	$78	0.85%	6.84%
2005	17		$14.03	$235	0.85%	8.26%
2004	21		$12.96	$272	0.85%	13.51%
DREYFUS VIF APPRECIATION PORTFOLIO
2008	64		$8.32	$528	0.85%	(30.08)%
2007	49		$11.90	$588	0.85%	6.16%
2006	102		$11.21	$1,148	0.85%	15.57%
2005	96		$9.70	$935	0.85%	3.41%
2004	121		$9.38	$1,132	0.85%	4.16%
DREYFUS VIF DEVELOPING LEADERS PORTFOLIO
2008	1		$7.56	$9	0.85%	(38.13)%
2007	2		$12.22	$20	0.85%	(11.83)%
2006	2		$13.86	$29	0.85%	2.90%
2005	4		$13.47	$55	0.85%	4.91%
2004	4		$12.84	$57	0.85%	10.40%

						(Continued)
DREYFUS VIF GROWTH & INCOME PORTFOLIO
2008	10		$6.98	$69	0.85%	(40.95)%
2007	15		$11.82	$177	0.85%	7.55%
2006	18		$10.99	$203	0.85%	13.53%
2005	29		$9.68	$285	0.85%	2.54%
2004	21		$9.44	$194	0.85%	6.56%
DWS BLUE CHIP VIP PORTFOLIO
2008	4		$6.74	$25	0.85%	(39.06)%
2007	33		$11.06	$361	0.85%	2.60%
2006	47		$10.78	$506	0.85%	7.80%
DWS CAPITAL GROWTH VIP PORTFOLIO
2008	37		$7.37	$275	0.85%	(33.54)%
2007	31		$11.09	$348	0.85%	11.68%
2006	16		$9.93	$158	0.85%	7.58%
2005	19		$9.23	$178	0.85%	7.95%
2004	22		$8.55	$192	0.85%	7.07%
DWS DREMAN HIGH RETURN EQUITY VIP PORTFOLIO
2008	21		$6.62	$137	0.85%	(46.44)%
2007	23		$12.36	$287	0.85%	(2.68)%
2006	28		$12.70	$353	0.85%	17.70%
2005	26		$10.79	$275	0.85%	7.90%
DWS DREMAN SMALL MID CAP VALUE VIP PORTFOLIO
2008	30		$7.15	$212	0.85%	(33.98)%
2007	31		$10.83	$337	0.85%	2.27%
2006	23		$10.59	$239	0.85%	5.90%
DWS GROWTH & INCOME VIP PORTFOLIO
2008	16		$6.09	$105	0.85%	(38.86)%
2007	16		$9.96	$169	0.85%	0.50%
2006	31		$9.91	$302	0.85%	12.61%
2005	36		$8.80	$317	0.85%	5.26%
2004	38		$8.36	$315	0.85%	9.23%
DWS HEALTH CARE VIP PORTFOLIO
2008	5		$9.14	$45	0.85%	(23.90)%
2007	4		$12.01	$42	0.85%	12.24%
2006	1		$10.70	$13	0.85%	7.00%

						(Continued)
DWS LARGE CAP VALUE VIP PORTFOLIO
2008	18		$8.48	$155	0.85%	(36.90)%
2007	10		$13.44	$135	0.85%	12.19%
2006	2		$11.98	$29	0.85%	14.42%
DWS SMALL CAP INDEX VIP PORTFOLIO
2008	24		$11.48	$272	0.85%	(34.66)%
2007	26		$17.57	$453	0.85%	(2.71)%
2006	31		$18.06	$562	0.85%	16.44%
2005	48		$15.51	$745	0.85%	3.40%
2004	62		$15.00	$925	0.85%	16.76%
FEDERATED AMERICAN LEADERS FUND II
2008	27		$10.72	$321	0.85%	(34.39)%
2007	29		$16.34	$512	0.85%	(10.42)%
2006	91		$18.24	$1,696	0.85%	13.01%
2005	121		$16.14	$1,943	0.85%	4.17%
2004	144		$15.12	$2,216	0.85%	8.85%
FEDERATED CAPITAL INCOME FUND II
2008	8		$10.26	$78	0.85%	(21.02)%
2007	8		$12.99	$99	0.85%	3.10%
2006	11		$12.60	$136	0.85%	14.75%
2005	11		$10.98	$119	0.85%	5.37%
2004	4		$10.42	$39	0.85%	9.00%
FEDERATED FUND FOR U.S. GOVERNMENT SECURITIES II
2008	122		$16.77	$2,048	0.85%	3.39%
2007	126		$16.22	$2,050	0.85%	5.39%
2006	117		$15.39	$1,800	0.85%	3.22%
2005	130		$14.91	$1,934	0.85%	1.15%
2004	165		$14.74	$2,438	0.85%	2.73%
FRANKLIN SMALL CAP VALUE SECURITIES FUND
2008	18		$6.55	$115	0.85%	(33.57)%
2007	17		$9.86	$168	0.85%	(1.40)%
JANUS ASPEN BALANCED PORTFOLIO INSTITUTIONAL SHARES
2008	60		$12.05	$725	0.85%	(16.55)%
2007	82		$14.44	$1,180	0.85%	9.56%
2006	78		$13.18	$1,025	0.85%	9.83%
2005	40		$12.00	$485	0.85%	7.05%
2004	43		$11.21	$479	0.85%	7.61%

						(Continued)
JANUS ASPEN BALANCED PORTFOLIO SERVICE SHARES
2008	42		$8.67	$363	0.85%	(16.79)%
2007	15		$10.42	$153	0.85%	4.20%
JANUS ASPEN FLEXIBLE BOND PORTFOLIO INSTITUTIONAL SHARES
2008	64		$15.56	$993	0.85%	5.06%
2007	77		$14.81	$1,146	0.85%	6.16%
2006	116		$13.95	$1,619	0.85%	3.33%
2005	116		$13.50	$1,561	0.85%	1.12%
2004	139		$13.35	$1,852	0.85%	3.09%
JANUS ASPEN FLEXIBLE BOND PORTFOLIO SERVICE SHARES
2008	60		$10.92	$653	0.85%	4.80%
2007	29		$10.42	$302	0.85%	4.20%
JANUS ASPEN GROWTH & INCOME PORTFOLIO INSTITUTIONAL SHARES
2008	38		$9.14	$351	0.85%	(41.63)%
2007	49		$15.66	$762	0.85%	7.78%
2006	68		$14.53	$986	0.85%	7.15%
2005	62		$13.56	$837	0.85%	11.42%
2004	38		$12.17	$463	0.85%	10.99%
JANUS ASPEN GROWTH & INCOME PORTFOLIO SERVICE SHARES
2008	55		$5.95	$326	0.85%	(41.72)%
2007	48		$10.21	$488	0.85%	2.10%
JANUS ASPEN INTERNATIONAL GROWTH PORTFOLIO INSTITUTIONAL SHARES
2008	35		$14.54	$506	0.85%	(52.51)%
2007	52		$30.62	$1,589	0.85%	27.27%
2006	50		$24.06	$1,210	0.85%	45.73%
2005	38		$16.51	$622	0.85%	31.24%
2004	25		$12.58	$318	0.85%	17.95%
JANUS ASPEN INTERNATIONAL GROWTH PORTFOLIO SERVICE SHARES
2008	88		$5.64	$494	0.85%	(52.61)%
2007	127		$11.90	$1,511	0.85%	19.00%
JANUS ASPEN LARGE CAP GROWTH PORTFOLIO
2008	34		$10.47	$358	0.85%	(40.21)%
2007	37		$17.51	$658	0.85%	14.15%
2006	46		$15.34	$712	0.85%	10.44%
2005	58		$13.89	$808	0.85%	3.35%
2004	92		$13.44	$1,237	0.85%	3.63%

						(Continued)
JANUS ASPEN WORLDWIDE GROWTH PORTFOLIO
2008	46		$9.96	$455	0.85%	(45.12)%
2007	48		$18.15	$873	0.85%	8.68%
2006	74		$16.70	$1,229	0.85%	17.28%
2005	87		$14.24	$1,235	0.85%	4.94%
2004	119		$13.57	$1,618	0.85%	3.89%
LVIP BARON GROWTH OPPORTUNITIES FUND
2008	60		$12.20	$732	0.85%	(39.66)%
2007	66		$20.22	$1,330	0.85%	2.54%
2006	64		$19.72	$1,265	0.85%	14.58%
2005	102		$17.21	$1,748	0.85%	2.44%
2004	93		$16.80	$1,557	0.85%	24.58%
MFS VIT UTILITY SERIES
2008	0	*	$6.31	$3	0.85%	(36.90)%
NEUBERGER BERMAN AMT REGENCY PORTFOLIO
2008	3		$5.59	$18	0.85%	(46.46)%
2007	4		$10.44	$45	0.85%	2.15%
2006	1		$10.22	$11	0.85%	2.20%
NVIT MID CAP INDEX FUND
2008	20		$10.80	$220	0.85%	(37.14)%
2007	27		$17.18	$461	0.85%	6.44%
2006	32		$16.14	$511	0.85%	8.83%
2005	28		$14.83	$414	0.85%	10.92%
2004	23		$13.37	$302	0.85%	14.53%
OPPENHEIMER GLOBAL SECURITIES FUND/VA
2008	68		$12.14	$824	0.85%	(40.66)%
2007	78		$20.46	$1,601	0.85%	5.41%
2006	90		$19.41	$1,748	0.85%	16.72%
2005	139		$16.63	$2,313	0.85%	13.28%
2004	71		$14.68	$1,040	0.85%	18.16%
PIMCO VIT HIGH YIELD FUND
2008	67		$10.00	$674	0.85%	(24.18)%
2007	78		$13.19	$1,034	0.85%	2.73%
2006	106		$12.84	$1,358	0.85%	8.08%
2005	101		$11.88	$1,199	0.85%	3.21%
2004	67		$11.51	$767	0.85%	8.62%

						(Continued)
PIMCO VIT LOW DURATION BOND FUND
2008	131		$10.88	$1,422	0.85%	(1.18)%
2007	145		$11.01	$1,600	0.85%	6.38%
2006	134		$10.35	$1,391	0.85%	3.09%
2005	141		$10.04	$1,420	0.85%	0.20%
2004	139		$10.02	$1,394	0.85%	0.99%
PIMCO VIT TOTAL RETURN FUND
2008	293		$11.61	$3,406	0.85%	3.94%
2007	222		$11.17	$2,481	0.85%	7.82%
2006	146		$10.36	$1,508	0.85%	2.98%
2005	49		$10.06	$492	0.85%	0.60%
PIONEER FUND VCT PORTFOLIO
2008	17		$9.57	$161	0.85%	(34.85)%
2007	18		$14.69	$263	0.85%	4.11%
2006	17		$14.11	$243	0.85%	15.66%
2005	8		$12.20	$96	0.85%	5.26%
2004	8		$11.59	$98	0.85%	6.78%
PIONEER GROWTH OPPORTUNITIES VCT PORTFOLIO
2008	16		$9.02	$144	0.85%	(36.03)%
2007	17		$14.10	$246	0.85%	(4.67)%
2006	26		$14.79	$383	0.85%	4.67%
2005	32		$14.13	$449	0.85%	5.76%
2004	47		$13.36	$627	0.85%	21.29%
PIONEER MID CAP VALUE VCT PORTFOLIO
2008	6		$7.29	$47	0.85%	(34.32)%
2007	6		$11.10	$71	0.85%	4.42%
2006	0	*	$10.63	$5	0.85%	6.30%
PIONEER SMALL CAP VALUE VCT PORTFOLIO
2008	17		$10.48	$173	0.85%	(38.53)%
2007	19		$17.05	$330	0.85%	(7.74)%
2006	19		$18.48	$345	0.85%	11.33%
2005	32		$16.60	$532	0.85%	13.93%
2004	33		$14.57	$476	0.85%	21.28%

						(Continued)
PRUDENTIAL SERIES FUND EQUITY PORTFOLIO
2008	8		$7.69	$62	0.85%	(38.92)%
2007	13		$12.59	$163	0.85%	7.98%
2006	70		$11.66	$820	0.85%	11.15%
2005	47		$10.49	$495	0.85%	10.07%
2004	26		$9.53	$248	0.85%	8.59%
SCHWAB MARKETTRACK GROWTH PORTFOLIO
2008	40		$12.96	$525	0.85%	(31.93)%
2007	49		$19.04	$954	0.85%	4.73%
2006	102		$18.18	$1,855	0.85%	14.05%
2005	93		$15.94	$1,481	0.85%	4.87%
2004	95		$15.20	$1,445	0.85%	10.63%
SCHWAB MONEY MARKET PORTFOLIO
2008	837		$13.39	$11,278	0.85%	1.29%
2007	624		$13.22	$8,252	0.85%	3.85%
2006	395		$12.73	$5,028	0.85%	3.75%
2005	482		$12.27	$5,915	0.85%	1.83%
2004	484		$12.05	$5,829	0.85%	0.05%
SCHWAB S&P 500 INDEX PORTFOLIO
2008	360		$11.53	$4,186	0.85%	(37.06)%
2007	361		$18.32	$6,646	0.85%	4.45%
2006	319		$17.54	$5,590	0.85%	14.57%
2005	402		$15.31	$6,156	0.85%	3.87%
2004	383		$14.74	$5,645	0.85%	9.60%
THIRD AVENUE VALUE PORTFOLIO
2008	144		$5.44	$783	0.85%	(44.09)%
2007	116		$9.73	$1,127	0.85%	(5.63)%
2006	22		$10.31	$226	0.85%	3.10%
UNIVERSAL INSTITUTIONAL FUND U.S. REAL ESTATE PORTFOLIO
2008	45		$18.03	$820	0.85%	(38.44)%
2007	43		$29.29	$1,270	0.85%	(17.77)%
2006	71		$35.62	$2,521	0.85%	36.89%
2005	58		$26.02	$1,502	0.85%	16.06%
2004	56		$22.42	$1,253	0.85%	35.24%

						(Continued)
VAN KAMPEN LIT COMSTOCK
2008	20		$7.58	$154	0.85%	(36.20)%
2007	20		$11.88	$236	0.85%	(2.86)%
2006	46		$12.23	$562	0.85%	15.38%
2005	14		$10.60	$144	0.85%	6.00%
VAN KAMPEN LIT GROWTH & INCOME
2008	31		$8.72	$266	0.85%	(32.61)%
2007	30		$12.94	$391	0.85%	1.97%
2006	16		$12.69	$201	0.85%	15.26%
2005	13		$11.01	$148	0.85%	10.10%
WELLS FARGO ADVANTAGE VT OPPORTUNITY FUND
2008	11		$6.54	$71	0.85%	(40.60)%
2007	10		$11.01	$111	0.85%	5.76%
2006	8		$10.41	$84	0.85%	4.10%
WELLS FARGO ADVANTAGE VT SMALL/MIDCAP VALUE FUND
2008	15		$8.29	$133	0.85%	(44.99)%
2007	16		$15.07	$247	0.85%	(1.57)%
2006	20		$15.31	$312	0.85%	14.77%
2005	28		$13.34	$378	0.85%	15.50%
2004	39		$11.55	$452	0.85%	15.78%

* The Investment Division has units that round to less than 1,000 units.						(Concluded)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF
FIRST GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

	At December 31							For the year or period ended December 31
	Units		Unit Fair Value			Net Assets		Expense Ratio			Total Return
	(000s)		lowest to highest			(000s)		lowest to highest			lowest to highest
Schwab OneSource Annuity:

AIM V.I. INTERNATIONAL GROWTH FUND
2008	1		$6.26	to	$6.26	$5		0.65%	to	0.65%	(37.40)%	to	(37.40)%
ALGER AMERICAN LARGECAP GROWTH PORTFOLIO
2008	0	*	$5.80	to	$5.80	$0	*	0.65%	to	0.65%	(42.00)%	to	(42.00)%
ALGER AMERICAN MIDCAP GROWTH PORTFOLIO
2008	3		$4.78	to	$4.78	$15		0.85%	to	0.85%	(52.20)%	to	(52.20)%
ALLIANCE-BERNSTEIN VPS INTERNATIONAL GROWTH PORTFOLIO
2008	7		$5.24	to	$5.24	$35		0.65%	to	0.85%	(47.60)%	to	(47.60)%
ALLIANCE-BERNSTEIN VPS INTERNATIONAL VALUE PORTFOLIO
2008	10		$4.78	to	$4.79	$47		0.65%	to	0.85%	(52.20)%	to	(52.10)%
ALLIANCE-BERNSTEIN VPS REAL ESTATE INVESTMENT PORTFOLIO
2008	5		$5.84	to	$5.85	$29		0.65%	to	0.85%	(41.60)%	to	(41.50)%
AMERICAN CENTURY VP BALANCED FUND
2008	3		$8.02	to	$8.03	$25		0.65%	to	0.85%	(19.80)%	to	(19.70)%
AMERICAN CENTURY VP VALUE FUND
2008	3		$7.34	to	$7.35	$21		0.65%	to	0.85%	(26.60)%	to	(26.50)%
DELAWARE VIP GROWTH OPPORTUNITIES SERIES
2008	2		$6.35	to	$6.35	$15		0.85%	to	0.85%	(36.50)%	to	(36.50)%
DELAWARE VIP SMALL CAP VALUE SERIES
2008	1		$6.84	to	$6.85	$5		0.65%	to	0.85%	(31.60)%	to	(31.50)%
DREYFUS VIF APPRECIATION PORTFOLIO
2008	0	*	$7.26	to	$7.26	$0	*	0.65%	to	0.65%	(27.40)%	to	(27.40)%
DWS DREMAN SMALL MID CAP VALUE VIP PORTFOLIO
2008	3		$6.92	to	$6.92	$20		0.85%	to	0.85%	(30.80)%	to	(30.80)%
DWS HEALTH CARE VIP PORTFOLIO
2008	1		$8.00	to	$8.00	$8		0.85%	to	0.85%	(20.00)%	to	(20.00)%
DWS LARGE CAP VALUE VIP PORTFOLIO
2008	0	*	$6.40	to	$6.40	$0	*	0.65%	to	0.65%	(36.00)%	to	(36.00)%
DWS SMALL CAP INDEX VIP PORTFOLIO
2008	1		$6.88	to	$6.88	$5		0.65%	to	0.65%	(31.20)%	to	(31.20)%
FEDERATED FUND FOR U.S. GOVERNMENT SECURITIES II
2008	5		$10.18	to	$10.20	$51		0.65%	to	0.85%	1.80%	to	2.00%
FRANKLIN SMALL CAP VALUE SECURITIES FUND
2008	1		$6.53	to	$6.53	$9		0.85%	to	0.85%	(34.70)%	to	(34.70)%
JANUS ASPEN BALANCED PORTFOLIO
2008	1		$8.27	to	$8.27	$10		0.85%	to	0.85%	(17.30)%	to	(17.30)%
JANUS ASPEN FLEXIBLE BOND PORTFOLIO
2008	3		$10.24	to	$10.25	$34		0.65%	to	0.85%	2.40%	to	2.50%
JANUS ASPEN GROWTH & INCOME PORTFOLIO
2008	0	*	$6.09	to	$6.09	$3		0.65%	to	0.65%	(39.10)%	to	(39.10)%
MFS VIT UTILITY SERIES
2008	1		$6.32	to	$6.32	$6		0.65%	to	0.65%	(36.80)%	to	(36.80)%
NVIT MID CAP INDEX FUND
2008	1		$6.35	to	$6.35	$8		0.85%	to	0.85%	(36.50)%	to	(36.50)%

													(Continued)
OPPENHEIMER INTERNATIONAL GROWTH FUND/VA
2008	2		$5.93	to	$5.93	$15		0.85%	to	0.85%	(40.70)%	to	(40.70)%
PIMCO VIT HIGH YIELD FUND
2008	4		$7.47	to	$7.48	$29		0.65%	to	0.85%	(25.30)%	to	(25.20)%
PIMCO VIT LOW DURATION BOND FUND
2008	3		$9.74	to	$9.74	$34		0.65%	to	0.65%	(2.60)%	to	(2.60)%
PIMCO VIT TOTAL RETURN FUND
2008	4		$10.03	to	$10.05	$38		0.65%	to	0.85%	0.30%	to	0.50%
PIONEER EMERGING MARKETS VCT PORTFOLIO
2008	1		$4.42	to	$4.42	$3		0.85%	to	0.85%	(55.80)%	to	(55.80)%
PIONEER SMALL CAP VALUE VCT PORTFOLIO
2008	1		$6.49	to	$6.49	$5		0.65%	to	0.65%	(35.10)%	to	(35.10)%
SCHWAB MONEY MARKET PORTFOLIO
2008	276		$10.06	to	$10.07	$2,775		0.65%	to	0.85%	0.60%	to	0.70%
SCHWAB S&P 500 INDEX PORTFOLIO
2008	4		$6.54	to	$6.55	$26		0.65%	to	0.85%	(34.60)%	to	(34.50)%
SELIGMAN COMMUNICATIONS & INFORMATION FUND
2008	1		$6.71	to	$6.71	$8		0.85%	to	0.85%	(32.90)%	to	(32.90)%
THIRD AVENUE VALUE PORTFOLIO
2008	3		$5.75	to	$5.75	$15		0.85%	to	0.85%	(42.50)%	to	(42.50)%

* The Investment Division has units or amounts that round to less than 1,000 units or $1,000.													(Concluded)